PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	707,928	$7,850,917
Pacific Funds Floating Rate Income ‘P’	248,471	2,425,083
Pacific Funds High Income ‘P’	2,482,949	25,574,377
PF Inflation Managed Fund ‘P’	1,313,931	13,428,377
PF Managed Bond Fund ‘P’	8,759,518	96,091,907
PF Short Duration Bond Fund ‘P’	2,782,591	27,770,254
PF Emerging Markets Debt Fund ‘P’	1,520,908	12,045,595
PF Growth Fund ‘P’	36,483	1,212,329
PF Large-Cap Value Fund ‘P’	425,800	5,407,662
PF Small-Cap Growth Fund ‘P’	123,017	2,322,555
PF Small-Cap Value Fund ‘P’	466,039	4,874,765
PF Emerging Markets Fund ‘P’	491,285	5,846,293
PF International Small-Cap Fund ‘P’	137,728	1,227,157
PF Multi-Asset Fund ‘P’	3,631,756	36,644,422

Total Affiliated Mutual Funds (Cost $224,373,359)		242,721,693

TOTAL INVESTMENTS - 100.1% (Cost $224,373,359)		242,721,693

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(165,855)

NET ASSETS - 100.0%		$242,555,838

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$242,721,693	$242,721,693	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	791,749	$8,780,499
Pacific Funds Floating Rate Income ‘P’	170,201	1,661,164
Pacific Funds High Income ‘P’	2,433,024	25,060,152
PF Inflation Managed Fund ‘P’	818,921	8,369,370
PF Managed Bond Fund ‘P’	9,756,802	107,032,119
PF Short Duration Bond Fund ‘P’	2,302,282	22,976,778
PF Emerging Markets Debt Fund ‘P’	1,651,483	13,079,742
PF Growth Fund ‘P’	295,515	9,819,961
PF Large-Cap Value Fund ‘P’	1,388,927	17,639,367
PF Small-Cap Growth Fund ‘P’	249,772	4,715,702
PF Small-Cap Value Fund ‘P’	804,193	8,411,855
PF Emerging Markets Fund ‘P’	1,033,030	12,293,053
PF International Growth Fund ‘P’	466,074	3,556,145
PF International Small-Cap Fund ‘P’	378,620	3,373,503
PF International Value Fund ‘P’	218,946	1,839,148
PF Multi-Asset Fund ‘P’	8,341,987	84,170,651
PF Real Estate Fund ‘P’	99,926	1,761,701

Total Affiliated Mutual Funds (Cost $307,962,993)		334,540,910

TOTAL INVESTMENTS - 100.1% (Cost $307,962,993)		334,540,910

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(346,614)

NET ASSETS - 100.0%		$334,194,296

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$334,540,910	$334,540,910	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	1,778,322	$19,721,592
Pacific Funds Floating Rate Income ‘P’	547,995	5,348,432
Pacific Funds High Income ‘P’	5,239,395	53,965,765
PF Inflation Managed Fund ‘P’	1,062,488	10,858,630
PF Managed Bond Fund ‘P’	21,985,630	241,182,359
PF Short Duration Bond Fund ‘P’	3,131,809	31,255,455
PF Emerging Markets Debt Fund ‘P’	2,629,515	20,825,760
PF Growth Fund ‘P’	1,703,561	56,609,330
PF Large-Cap Value Fund ‘P’	4,872,987	61,886,932
PF Small-Cap Growth Fund ‘P’	1,073,395	20,265,697
PF Small-Cap Value Fund ‘P’	3,646,310	38,140,408
PF Emerging Markets Fund ‘P’	3,558,256	42,343,249
PF International Growth Fund ‘P’	1,660,452	12,669,248
PF International Small-Cap Fund ‘P’	1,226,612	10,929,110
PF International Value Fund ‘P’	769,492	6,463,733
PF Multi-Asset Fund ‘P’	44,853,531	452,572,131
PF Real Estate Fund ‘P’	326,843	5,762,240

Total Affiliated Mutual Funds (Cost $971,591,378)		1,090,800,071

TOTAL INVESTMENTS - 100.1% (Cost $971,591,378)		1,090,800,071

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(851,599)

NET ASSETS - 100.0%		$1,089,948,472

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,090,800,071	$1,090,800,071	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	787,293	$8,731,077
Pacific Funds High Income ‘P’	3,449,266	35,527,444
PF Managed Bond Fund ‘P’	9,539,326	104,646,411
PF Short Duration Bond Fund ‘P’	1,275,923	12,733,709
PF Emerging Markets Debt Fund ‘P’	1,607,252	12,729,433
PF Growth Fund ‘P’	2,434,773	80,907,499
PF Large-Cap Value Fund ‘P’	5,906,826	75,016,686
PF Small-Cap Growth Fund ‘P’	1,114,179	21,035,703
PF Small-Cap Value Fund ‘P’	4,298,242	44,959,606
PF Emerging Markets Fund ‘P’	3,868,083	46,030,183
PF International Growth Fund ‘P’	3,065,378	23,388,836
PF International Small-Cap Fund ‘P’	1,518,572	13,530,476
PF International Value Fund ‘P’	2,687,113	22,571,752
PF Multi-Asset Fund ‘P’	39,083,510	394,352,616
PF Real Estate Fund ‘P’	835,301	14,726,361

Total Affiliated Mutual Funds (Cost $801,662,526)		910,887,792

TOTAL INVESTMENTS - 100.1% (Cost $801,662,526)		910,887,792

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(700,956)

NET ASSETS - 100.0%		$910,186,836

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$910,887,792	$910,887,792	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	29,891	$331,491
Pacific Funds High Income ‘P’	491,252	5,059,891
PF Managed Bond Fund ‘P’	422,435	4,634,111
PF Emerging Markets Debt Fund ‘P’	203,564	1,612,228
PF Growth Fund ‘P’	1,127,289	37,459,807
PF Large-Cap Value Fund ‘P’	1,434,822	18,222,238
PF Small-Cap Growth Fund ‘P’	682,811	12,891,473
PF Small-Cap Value Fund ‘P’	2,462,296	25,755,616
PF Emerging Markets Fund ‘P’	1,729,794	20,584,553
PF International Growth Fund ‘P’	1,523,650	11,625,448
PF International Small-Cap Fund ‘P’	969,901	8,641,819
PF International Value Fund ‘P’	522,029	4,385,043
PF Multi-Asset Fund ‘P’	19,536,391	197,122,189
PF Real Estate Fund ‘P’	323,354	5,700,725

Total Affiliated Mutual Funds (Cost $312,735,579)		354,026,632

TOTAL INVESTMENTS - 100.1% (Cost $312,735,579)		354,026,632

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(428,130)

NET ASSETS - 100.0%		$353,598,502

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$354,026,632	$354,026,632	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM ULTRA SHORT INCOME

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 68.6%

Communications - 3.3%

AT&T Inc 0.690% (SOFR + 0.640%) due 03/25/24 §	$450,000	$450,154
Charter Communications Operating LLC 1.782% (USD LIBOR + 1.650%) due 02/01/24 §	300,000	306,644
eBay Inc 0.999% (USD LIBOR + 0.870%) due 01/30/23 §	300,000	302,136

		1,058,934

Consumer, Cyclical - 8.5%

7-Eleven Inc 0.625% due 02/10/23 ~	350,000	348,761
British Airways Pass-Through Trust ‘A’ (United Kingdom) 3.350% due 12/15/30 ~	83,967	83,633
4.625% due 12/20/25 ~	62,632	65,368
Brunswick Corp 0.850% due 08/18/24	150,000	147,945
Daimler Trucks Finance North America LLC (Germany) 0.550% (SOFR + 0.500%) due 06/14/23 ~ §	500,000	500,694
DR Horton Inc 4.375% due 09/15/22	250,000	254,056
Hyatt Hotels Corp 1.300% due 10/01/23	250,000	250,086
3.375% due 07/15/23	100,000	102,341
Hyundai Capital America 1.000% due 09/17/24 ~	750,000	737,482
Lennar Corp 4.750% due 11/15/22	250,000	255,935

		2,746,301

Consumer, Non-Cyclical - 7.1%

AmerisourceBergen Corp 0.737% due 03/15/23	150,000	149,648
Bayer US Finance II LLC (Germany) 1.213% (USD LIBOR + 1.010%) due 12/15/23 ~ §	250,000	252,178
Coca-Cola Europacific Partners PLC (United Kingdom) 0.500% due 05/05/23 ~	500,000	496,007
General Mills Inc 1.132% (USD LIBOR + 1.010%) due 10/17/23 §	350,000	354,749
Humana Inc 0.650% due 08/03/23	300,000	298,548
Keurig Dr Pepper Inc 0.750% due 03/15/24	150,000	149,028
PerkinElmer Inc 0.550% due 09/15/23	300,000	297,580
Triton Container International Ltd (Bermuda) 0.800% due 08/01/23 ~	300,000	297,149

		2,294,887

	Principal Amount	Value
Energy - 0.9%

Energy Transfer Partners LP 5.000% due 10/01/22	$200,000	$204,000
Kinder Morgan Inc 1.404% (USD LIBOR + 1.280%) due 01/15/23 §	100,000	100,851

		304,851

Financial - 30.7%

AerCap Ireland Capital DAC (Ireland) 1.150% due 10/29/23	350,000	348,619
Athene Global Funding 1.444% (USD LIBOR + 1.230%) due 07/01/22 ~ §	500,000	502,716
Bank of America Corp 0.740% (SOFR + 0.690%) due 04/22/25 §	500,000	502,157
0.970% (USD LIBOR + 0.790%) due 03/05/24 §	250,000	251,286
Citigroup Inc 1.074% (USD LIBOR + 0.950%) due 07/24/23 §	350,000	351,027
1.258% (USD LIBOR + 1.100%) due 05/17/24 §	200,000	202,226
Cooperatieve Rabobank UA (Netherlands) 1.080% (USD LIBOR + 0.860%) due 09/26/23 ~ §	250,000	252,072
HSBC Holdings PLC (United Kingdom) 1.160% (USD LIBOR + 1.000%) due 05/18/24 §	450,000	454,354
Jackson National Life Global Funding 0.950% (USD LIBOR + 0.730%) due 06/27/22 ~ §	250,000	250,816
JPMorgan Chase & Co 0.854% (USD LIBOR + 0.730%) due 04/23/24 §	750,000	754,094
1.014% (USD LIBOR + 0.890%) due 07/23/24 §	250,000	252,459
Lloyds Banking Group PLC (United Kingdom) 1.326% due 06/15/23	200,000	200,357
Mitsubishi UFJ Financial Group Inc (Japan) 0.913% (USD LIBOR + 0.740%) due 03/02/23 §	300,000	301,557
0.985% (USD LIBOR + 0.860%) due 07/26/23 §	365,000	368,259
Morgan Stanley 1.364% (USD LIBOR + 1.220%) due 05/08/24 §	500,000	506,219
1.524% (USD LIBOR + 1.400%) due 10/24/23 §	250,000	252,226
Nasdaq Inc 0.445% due 12/21/22	100,000	99,878
NatWest Markets PLC (United Kingdom) 0.580% (SOFR + 0.530%) due 08/12/24 ~ §	200,000	200,129
New York Life Global Funding 0.561% (USD LIBOR + 0.440%) due 07/12/22 ~ §	400,000	400,652

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Piedmont Operating Partnership LP REIT 3.400% due 06/01/23	$200,000	$205,144
Reliance Standard Life Global Funding II 2.150% due 01/21/23 ~	150,000	152,078
Skandinaviska Enskilda Banken AB (Sweden) 0.491% (USD LIBOR + 0.320%) due 09/01/23 ~ §	500,000	500,691
State Street Corp 2.825% due 03/30/23	250,000	251,323
Sumitomo Mitsui Financial Group Inc (Japan) 0.984% (USD LIBOR + 0.860%) due 07/19/23 §	132,000	133,212
Sumitomo Mitsui Trust Bank Ltd (Japan) 0.490% (SOFR + 0.440%) due 09/16/24 ~ §	500,000	499,793
The Goldman Sachs Group Inc 0.590% (SOFR + 0.540%) due 11/17/23 §	500,000	500,180
0.670% (SOFR + 0.620%) due 12/06/23 §	500,000	500,245
0.914% (USD LIBOR + 0.750%) due 02/23/23 §	250,000	251,111
UBS AG (Switzerland) 0.410% (SOFR + 0.360%) due 02/09/24 ~ §	500,000	499,829

		9,944,709

Industrial - 4.6%

Carlisle Cos Inc 0.550% due 09/01/23	300,000	297,424
DAE Funding LLC (United Arab Emirates) 1.550% due 08/01/24 ~	200,000	198,743
Graphic Packaging International LLC 0.821% due 04/15/24 ~	200,000	196,946
Otis Worldwide Corp 0.659% (USD LIBOR + 0.450%) due 04/05/23 §	200,000	200,007
Penske Truck Leasing Co LP 4.875% due 07/11/22 ~	100,000	102,185
Siemens Financieringsmaatschappij NV (Germany) 0.480% (SOFR + 0.430%) due 03/11/24 ~ §	500,000	502,268

		1,497,573

Technology - 1.2%

Fidelity National Information Services Inc 0.600% due 03/01/24	200,000	196,975
Roper Technologies Inc 0.450% due 08/15/22	200,000	199,937

		396,912

Utilities - 12.3%

Black Hills Corp 1.037% due 08/23/24	250,000	247,023
CenterPoint Energy Inc 0.700% (SOFR + 0.650%) due 05/13/24 §	250,000	250,106

	Principal Amount	Value
CenterPoint Energy Resources Corp 0.673% (USD LIBOR + 0.500%) due 03/02/23 §	$300,000	$299,385
DTE Energy Co 2.250% due 11/01/22	500,000	506,698
Emera US Finance LP (Canada) 0.833% due 06/15/24	150,000	147,299
NextEra Energy Capital Holdings Inc 0.430% (USD LIBOR + 0.270%) due 02/22/23 §	500,000	499,280
0.450% (SOFR + 0.400%) due 11/03/23 §	350,000	350,059
OGE Energy Corp 0.703% due 05/26/23	200,000	199,149
Pacific Gas and Electric Co 1.750% due 06/16/22	300,000	300,002
PPL Electric Utilities Corp 0.380% (SOFR + 0.330%) due 06/24/24 §	250,000	249,392
Public Service Enterprise Group Inc 0.841% due 11/08/23	400,000	398,601
Southern California Edison Co 0.700% due 08/01/23	350,000	347,931
0.880% (SOFR + 0.830%) due 04/01/24 §	200,000	200,446

		3,995,371

Total Corporate Bonds & Notes (Cost $22,261,161)		22,239,538

SENIOR LOAN NOTES - 6.2%

Basic Materials - 0.8%

Asplundh Tree Expert LLC Term B 1.854% (USD LIBOR + 1.750%) due 09/04/27 §	246,875	246,082

Communications - 1.5%

Charter Communications Operating LLC Term B-2 1.850% (USD LIBOR + 1.750%) due 02/01/27 §	492,443	488,350

Consumer, Cyclical - 0.8%

SeaWorld Parks & Entertainment Inc Term B 3.500% (USD LIBOR + 3.000%) due 08/25/28 §	249,375	248,689

Consumer, Non-Cyclical - 1.5%

United Rentals North America Inc Term B 1.830% (USD LIBOR + 1.750%) due 10/31/25 §	492,366	495,004

Energy - 0.8%

BCP Raptor II LLC Term B due 11/03/25 § ¥	249,327	248,486

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Financial - 0.4%

Avolon (US) LLC Term B-3 (Ireland) 2.500% (USD LIBOR + 1.750%) due 01/15/25 §	$138,461	$138,672

Industrial - 0.4%

GFL Environmental Inc Term B (Canada) 3.500% (USD LIBOR + 3.000%) due 05/31/25 §	124,987	125,401

Total Senior Loan Notes (Cost $1,982,906)		1,990,684

ASSET-BACKED SECURITIES - 19.6%

AmeriCredit Automobile Receivables Trust 1.480% due 01/21/25	250,000	251,270
Hilton Grand Vacations Trust 2.740% due 02/25/39 ~	64,400	66,214
Magnetite Ltd (Cayman) 1.023% (USD LIBOR + 0.880%) due 11/15/28 ~ §	500,000	499,999
1.104% (USD LIBOR + 0.980%) due 04/15/31 ~ §	215,000	215,134
Navient Private Education Refi Loan Trust 0.840% due 05/15/69 ~	126,299	124,802
1.060% due 10/15/69 ~	206,656	203,765
1.220% due 07/15/69 ~	209,796	209,428
1.310% due 01/15/69 ~	139,723	139,218
1.690% due 05/15/69 ~	128,835	128,886
Navient Student Loan Trust 0.483% (USD LIBOR + 0.380%) due 03/25/67 ~ §	72,434	72,480
0.702% (USD LIBOR + 0.600%) due 12/26/69 ~ §	137,153	137,517
1.320% due 08/26/69 ~	132,260	128,333
Nelnet Student Loan Trust 0.794% (USD LIBOR + 0.690%) due 04/20/62 ~ §	242,904	242,953
Neuberger Berman Loan Advisers CLO 26 Ltd (Cayman) 1.065% (USD LIBOR + 0.920%) due 10/18/30 ~ §	450,000	449,367
Neuberger Berman Loan Advisers CLO 37 Ltd (Cayman) 1.102% (USD LIBOR + 0.970%) due 07/20/31 ~ §	300,000	300,100
OCP CLO Ltd (Cayman) 1.084% (USD LIBOR + 0.960%) due 07/15/30 ~ §	250,000	250,031
Palmer Square CLO Ltd (Cayman) 1.222% (USD LIBOR + 1.100%) due 07/16/31 ~ §	250,000	250,188
Palmer Square Loan Funding Ltd (Cayman) 0.960% (USD LIBOR + 0.800%) due 02/20/28 ~ §	120,870	120,813
0.960% (USD LIBOR + 0.800%) due 05/20/29 ~ §	251,477	251,589

	Principal Amount	Value
1.010% (USD LIBOR + 0.850%) due 08/20/27 ~ §	$100,176	$100,219
1.024% (USD LIBOR + 0.900%) due 10/24/27 ~ §	199,096	199,190
1.032% (USD LIBOR + 0.900%) due 04/20/29 ~ §	197,937	198,015
1.102% (USD LIBOR + 0.970%) due 04/20/27 ~ §	115,859	115,916
1.182% (USD LIBOR + 1.050%) due 04/20/27 ~ §	79,457	79,556
Santander Drive Auto Receivables Trust 0.290% due 11/15/23	8,701	8,701
0.590% due 09/15/25	200,000	199,613
SMB Private Education Loan Trust 0.610% (USD LIBOR + 0.500%) due 01/15/53 ~ §	61,368	61,394
0.719% (USD LIBOR + 0.630%) due 02/15/51 ~ §	150,000	150,099
2.340% due 09/15/34 ~	230,522	232,718
2.430% due 02/17/32 ~	71,858	72,828
2.490% due 06/15/27 ~	20,264	20,280
2.700% due 05/15/31 ~	157,493	159,630
Sofi Consumer Loan Program Trust 2.450% due 08/25/28 ~	3,015	3,018
Stratus CLO Ltd (Cayman) 0.891% (USD LIBOR + 0.800%) due 12/29/29 ~ §	250,000	250,000
Voya CLO Ltd (Cayman) 1.022% (USD LIBOR + 0.900%) due 01/18/29 ~ §	214,362	214,343
1.254% (USD LIBOR + 1.130%) due 10/15/30 ~ §	250,000	249,914

Total Asset-Backed Securities (Cost $6,360,439)		6,357,521

U.S. TREASURY OBLIGATIONS - 1.5%

U.S. Treasury Notes - 1.5%

0.125% due 06/30/22	500,000	499,817

Total U.S. Treasury Obligations (Cost $499,846)		499,817

SHORT-TERM INVESTMENTS - 4.7%

Corporate Notes - 1.1%

Southern California Edison Co 0.400% (SOFR + 0.350%) due 06/13/22 §	350,000	350,101

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Shares	Value
Money Market Fund - 3.6%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	1,178,257	$1,178,257

Total Short-Term Investments (Cost $1,528,257)		1,528,358

TOTAL INVESTMENTS - 100.6% (Cost $32,632,609)		32,615,918

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(209,157)

NET ASSETS - 100.0%		$32,406,761

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$22,239,538	$—	$22,239,538	$—
	Senior Loan Notes	1,990,684	—	1,990,684	—
	Asset-Backed Securities	6,357,521	—	6,357,521	—
	U.S. Treasury Obligations	499,817	—	499,817	—
	Short-Term Investments	1,528,358	1,178,257	350,101	—

	Total	$32,615,918	$1,178,257	$31,437,661	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 52.0%

Basic Materials - 1.1%

DuPont de Nemours Inc 1.266% (USD LIBOR + 1.110%) due 11/15/23 §	$4,965,000	$5,031,680
Glencore Funding LLC (Australia)
4.125% due 05/30/23 ~	1,400,000	1,457,729
4.125% due 03/12/24 ~	2,500,000	2,630,070
4.625% due 04/29/24 ~	3,830,000	4,092,632

		13,212,111

Communications - 2.2%

Charter Communications Operating LLC
4.464% due 07/23/22	1,600,000	1,623,781
4.500% due 02/01/24	5,000,000	5,319,915
Expedia Group Inc 3.600% due 12/15/23	7,000,000	7,276,706
Sprint Spectrum Co LLC 4.738% due 09/20/29 ~	8,632,813	9,043,001
T-Mobile USA Inc
2.250% due 02/15/26 ~	1,675,000	1,681,742
2.625% due 04/15/26	100,000	100,630

		25,045,775

Consumer, Cyclical - 7.9%

7-Eleven Inc 0.625% due 02/10/23 ~	2,650,000	2,640,620
American Airlines Pass-Through Trust ‘A’ 4.000% due 01/15/27	759,535	734,747
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	2,854,876	2,843,536
4.625% due 12/20/25 ~	1,716,105	1,791,075
Brunswick Corp 0.850% due 08/18/24	1,950,000	1,923,280
Daimler Trucks Finance North America LLC (Germany)
0.550% (SOFR + 0.500%) due 06/14/23 ~ §	4,500,000	4,506,247
1.125% due 12/14/23 ~	7,000,000	7,005,014
Delta Air Lines Inc 4.500% due 10/20/25 ~	1,300,000	1,367,121
Delta Air Lines Pass-Through Trust ‘AA’ 3.204% due 10/25/25	4,500,000	4,657,819
DR Horton Inc 2.500% due 10/15/24	4,500,000	4,634,186
Ford Motor Credit Co LLC
2.700% due 08/10/26	1,775,000	1,792,750
3.096% due 05/04/23	5,000,000	5,100,325
3.375% due 11/13/25	4,200,000	4,368,987
5.584% due 03/18/24	1,300,000	1,402,382
General Motors Co 5.400% due 10/02/23	2,000,000	2,141,609
General Motors Financial Co Inc
1.700% due 08/18/23	3,000,000	3,029,713
3.550% due 07/08/22	3,000,000	3,043,910
Genting New York LLC 3.300% due 02/15/26 ~	1,800,000	1,784,191

	Principal Amount	Value
Hyatt Hotels Corp
1.800% due 10/01/24	$4,200,000	$4,204,444
3.375% due 07/15/23	6,234,000	6,379,922
Hyundai Capital America 1.000% due 09/17/24 ~	9,000,000	8,849,784
International Game Technology PLC 4.125% due 04/15/26 ~	1,500,000	1,546,965
Las Vegas Sands Corp 3.200% due 08/08/24	3,000,000	3,056,169
Lennar Corp 4.500% due 04/30/24	5,000,000	5,317,100
MGM Resorts International 6.000% due 03/15/23	2,800,000	2,929,542
Nordstrom Inc 2.300% due 04/08/24	2,300,000	2,302,426
United Airlines Pass-Through Trust ‘B’ 3.650% due 07/07/27	525,174	520,247
US Airways Pass-Through Trust ‘A’ 3.950% due 05/15/27	509,611	515,169

		90,389,280

Consumer, Non-Cyclical - 3.3%

Baxter International Inc 1.322% due 11/29/24 ~	3,350,000	3,347,360
Block Inc 2.750% due 06/01/26 ~	750,000	751,879
Campbell Soup Co 3.650% due 03/15/23	3,676,000	3,790,595
Element Fleet Management Corp (Canada) 1.600% due 04/06/24 ~	7,300,000	7,310,081
General Mills Inc 1.132% (USD LIBOR + 1.010%) due 10/17/23 §	3,100,000	3,142,062
Global Payments Inc 1.500% due 11/15/24	1,500,000	1,501,136
JDE Peet’s NV (Netherlands) 0.800% due 09/24/24 ~	3,000,000	2,941,327
Suntory Holdings Ltd (Japan) 2.250% due 10/16/24 ~	5,600,000	5,711,989
Thermo Fisher Scientific Inc 1.215% due 10/18/24	3,500,000	3,498,019
Triton Container International Ltd (Bermuda) 0.800% due 08/01/23 ~	3,300,000	3,268,644
Zimmer Biomet Holdings Inc 1.450% due 11/22/24	2,200,000	2,195,105

		37,458,197

Energy - 2.3%

Energy Transfer LP
3.600% due 02/01/23	5,325,000	5,429,481
4.250% due 03/15/23	1,500,000	1,541,744
4.250% due 04/01/24	5,000,000	5,252,003
Kinder Morgan Inc 5.625% due 11/15/23 ~	2,355,000	2,517,418
MPLX LP
3.500% due 12/01/22	3,725,000	3,804,642
4.500% due 07/15/23	1,000,000	1,041,381
4.875% due 12/01/24	6,020,000	6,538,423

		26,125,092

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Financial - 22.4%

AerCap Ireland Capital DAC (Ireland)
1.650% due 10/29/24	$4,900,000	$4,893,622
1.750% due 01/30/26	1,250,000	1,227,250
4.500% due 09/15/23	5,000,000	5,246,287
Air Lease Corp
3.000% due 09/15/23	2,432,000	2,496,913
3.375% due 07/01/25	1,200,000	1,253,146
Avolon Holdings Funding Ltd (Ireland)
2.125% due 02/21/26 ~	4,550,000	4,469,964
4.250% due 04/15/26 ~	2,650,000	2,810,973
Banco Santander SA (Spain)
0.701% due 06/30/24	3,450,000	3,432,751
2.746% due 05/28/25	3,000,000	3,103,261
Bank of America Corp
0.523% due 06/14/24	5,850,000	5,813,058
0.810% due 10/24/24	5,000,000	4,968,759
0.976% due 04/22/25	7,500,000	7,443,681
1.084% (USD LIBOR + 0.960%) due 07/23/24 §	5,000,000	5,044,388
4.200% due 08/26/24	2,000,000	2,145,086
BOC Aviation Ltd (Singapore)
2.750% due 09/18/22 ~	3,500,000	3,529,070
2.750% due 12/02/23 ~	5,000,000	5,118,210
Citigroup Inc
0.776% due 10/30/24	1,400,000	1,392,250
1.194% (USD LIBOR + 1.023%) due 06/01/24 §	5,000,000	5,055,903
4.000% due 08/05/24	4,000,000	4,264,911
Credit Suisse AG (Switzerland) 1.000% due 05/05/23	3,500,000	3,510,262
Credit Suisse Group AG (Switzerland) 1.398% (USD LIBOR + 1.200%) due 12/14/23 ~ §	3,000,000	3,023,801
Deutsche Bank AG (Germany) 0.962% due 11/08/23	3,650,000	3,645,002
GLP Capital LP REIT 3.350% due 09/01/24	4,425,000	4,586,632
HSBC Holdings PLC (United Kingdom)
0.732% due 08/17/24	4,050,000	4,015,336
0.976% due 05/24/25	2,500,000	2,471,085
1.162% due 11/22/24	4,000,000	3,989,805
JPMorgan Chase & Co
0.824% due 06/01/25	1,500,000	1,483,282
0.854% (USD LIBOR + 0.730%) due 04/23/24 §	4,000,000	4,021,836
0.969% due 06/23/25	3,200,000	3,170,589
1.014% (USD LIBOR + 0.890%) due 07/23/24 §	1,500,000	1,514,756
3.875% due 09/10/24	3,500,000	3,714,610
Mitsubishi UFJ Financial Group Inc (Japan)
0.848% due 09/15/24	2,050,000	2,040,693
0.953% due 07/19/25	6,000,000	5,929,757
0.985% (USD LIBOR + 0.860%) due 07/26/23 §	2,000,000	2,017,858
Mizuho Financial Group Inc (Japan) 1.241% due 07/10/24	5,000,000	5,013,859
Morgan Stanley
0.560% due 11/10/23	1,600,000	1,598,096
0.731% due 04/05/24	2,000,000	1,994,332

	Principal Amount	Value
0.790% due 05/30/25	$8,400,000	$8,294,662
3.875% due 04/29/24	3,000,000	3,182,067
Office Properties Income Trust REIT 2.650% due 06/15/26	4,000,000	3,973,855
OneMain Finance Corp 6.125% due 03/15/24	5,200,000	5,519,436
Piedmont Operating Partnership LP REIT 3.400% due 06/01/23	3,800,000	3,897,733
Reliance Standard Life Global Funding II
2.150% due 01/21/23 ~	2,000,000	2,027,706
2.500% due 10/30/24 ~	2,000,000	2,058,734
Standard Chartered PLC (United Kingdom)
0.991% due 01/12/25 ~	3,000,000	2,969,286
1.319% due 10/14/23 ~	2,500,000	2,502,498
3.885% due 03/15/24 ~	1,500,000	1,546,417
Sumitomo Mitsui Financial Group Inc (Japan)
0.508% due 01/12/24	3,200,000	3,164,891
1.402% due 09/17/26	3,000,000	2,931,320
1.474% due 07/08/25	4,000,000	3,982,409
2.348% due 01/15/25	2,500,000	2,563,489
2.448% due 09/27/24	600,000	617,468
Sumitomo Mitsui Trust Bank Ltd (Japan) 0.800% due 09/16/24 ~	3,850,000	3,788,091
The Goldman Sachs Group Inc
0.539% (SOFR + 0.490%) due 10/21/24 §	8,000,000	7,976,430
0.590% (SOFR + 0.540%) due 11/17/23 §	3,500,000	3,501,257
0.627% due 11/17/23	10,000,000	9,976,114
0.657% due 09/10/24	9,000,000	8,927,833
0.670% (SOFR + 0.620%) due 12/06/23 §	4,500,000	4,502,203
1.326% (USD LIBOR + 1.170%) due 05/15/26 §	3,200,000	3,266,359
3.500% due 04/01/25	3,246,000	3,434,855
3.625% due 02/20/24	4,500,000	4,722,837
The PNC Financial Services Group Inc 3.900% due 04/29/24	2,155,000	2,284,713
UBS AG (Switzerland) 0.700% due 08/09/24 ~	7,000,000	6,922,447
VICI Properties LP REIT 3.500% due 02/15/25 ~	6,050,000	6,147,133
Wells Fargo & Co 1.654% due 06/02/24	9,000,000	9,079,133

		255,212,450

Industrial - 3.4%

Berry Global Inc 1.570% due 01/15/26	4,250,000	4,163,512
Canadian Pacific Railway Co (Canada) 1.350% due 12/02/24	1,200,000	1,201,689
DAE Funding LLC (United Arab Emirates) 1.550% due 08/01/24 ~	2,300,000	2,285,545
Graphic Packaging International LLC 0.821% due 04/15/24 ~	2,400,000	2,363,349
Penske Truck Leasing Co LP
2.700% due 03/14/23 ~	1,000,000	1,019,435
2.700% due 11/01/24 ~	4,750,000	4,897,808
3.450% due 07/01/24 ~	2,300,000	2,411,532
4.125% due 08/01/23 ~	2,000,000	2,087,512

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Silgan Holdings Inc 1.400% due 04/01/26 ~	$2,950,000	$2,881,560
TD SYNNEX Corp 1.250% due 08/09/24 ~	4,800,000	4,748,430
Teledyne Technologies Inc 0.950% due 04/01/24	9,000,000	8,913,369
TK Elevator US Newco Inc (Germany) 5.250% due 07/15/27 ~	1,500,000	1,578,795

		38,552,536

Technology - 3.1%

Dell International LLC 4.000% due 07/15/24	5,100,000	5,414,499
DXC Technology Co 1.800% due 09/15/26	6,100,000	6,034,224
Fidelity National Information Services Inc 0.600% due 03/01/24	4,400,000	4,333,447
Infor Inc 1.450% due 07/15/23 ~	3,000,000	3,011,163
Microchip Technology Inc
0.972% due 02/15/24	8,250,000	8,181,637
0.983% due 09/01/24 ~	3,750,000	3,683,297
NXP BV (China) 2.700% due 05/01/25 ~	3,300,000	3,413,672
Qorvo Inc 1.750% due 12/15/24 ~	1,700,000	1,702,887

		35,774,826

Utilities - 6.3%

American Electric Power Co Inc 0.750% due 11/01/23	3,500,000	3,477,432
Black Hills Corp 1.037% due 08/23/24	2,000,000	1,976,180
CenterPoint Energy Inc 0.700% (SOFR + 0.650%) due 05/13/24 §	2,750,000	2,751,165
CenterPoint Energy Resources Corp 0.673% (USD LIBOR + 0.500%) due 03/02/23 §	1,500,000	1,496,924
Dominion Energy Inc 3.071% due 08/15/24	4,280,000	4,432,983
DPL Inc 4.125% due 07/01/25	600,000	627,867
Edison International 4.950% due 04/15/25	2,000,000	2,177,022
Emera US Finance LP (Canada) 0.833% due 06/15/24	3,857,000	3,787,556
Evergy Inc 2.450% due 09/15/24	4,050,000	4,156,245
FirstEnergy Corp 3.350% due 07/15/22	8,800,000	8,838,280
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	7,875,000	8,189,882
OGE Energy Corp 0.703% due 05/26/23	1,900,000	1,891,919
Oklahoma Gas and Electric Co 0.553% due 05/26/23	1,650,000	1,639,654
Pacific Gas and Electric Co 1.750% due 06/16/22	7,200,000	7,200,053

	Principal Amount	Value
Southern California Edison Co
0.975% due 08/01/24	$4,650,000	$4,608,507
1.100% due 04/01/24	2,100,000	2,093,075
The AES Corp
1.375% due 01/15/26	4,350,000	4,227,279
3.300% due 07/15/25 ~	3,650,000	3,791,985
Vistra Operations Co LLC 3.550% due 07/15/24 ~	4,250,000	4,379,186

		71,743,194

Total Corporate Bonds & Notes (Cost $591,833,162)		593,513,461

SENIOR LOAN NOTES - 16.1%

Communications - 0.4%

CSC Holdings LLC
Term B 2.360% (USD LIBOR + 2.250%) due 01/15/26 §	1,484,733	1,468,261
Term B-5 2.610% (USD LIBOR + 2.500%) due 04/15/27 §	1,965,000	1,943,713
SBA Senior Finance II LLC Term B 1.860% (USD LIBOR + 1.750%) due 04/11/25 §	1,187,692	1,176,393

		4,588,367

Consumer, Cyclical - 3.5%

Carnival Corp Term B 4.000% (USD LIBOR + 3.250%) due 10/18/28 §	1,250,000	1,239,062
ClubCorp Holdings Inc Term B 2.974% (USD LIBOR + 2.750%) due 09/18/24 §	3,829,572	3,698,272
Great Outdoors Group LLC Term B-1 4.500% (USD LIBOR + 3.750%) due 03/05/28 §	2,227,542	2,232,764
Harbor Freight Tools USA Inc Term B 3.250% (USD LIBOR + 2.750%) due 10/19/27 §	1,980,000	1,978,299
Hayward Industries Inc Term B 3.000% (USD LIBOR + 2.500%) due 05/28/28 §	3,980,000	3,967,562
Hilton Grand Vacations Borrower LLC Term B 3.500% (USD LIBOR + 3.000%) due 08/02/28 §	1,995,000	2,000,610
Marriott Ownership Resorts Inc Term B 1.854% (USD LIBOR + 1.750%) due 08/31/25 §	1,819,096	1,793,174
Mileage Plus Holdings LLC Term B 6.250% (USD LIBOR + 5.250%) due 06/20/27 §	2,000,000	2,116,250
Restaurant Brands International Inc Term B (Canada) 1.854% (USD LIBOR + 1.750%) due 11/19/26 §	3,901,126	3,862,115
SeaWorld Parks & Entertainment Inc Term B 3.500% (USD LIBOR + 3.000%) due 08/25/28 §	4,488,750	4,476,406

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
SRS Distribution Inc Term B 4.250% (USD LIBOR + 3.750%) due 06/02/28 §	$2,493,750	$2,492,972
Stars Group Holdings BV Term B (Canada) 2.382% (USD LIBOR + 2.250%) due 07/21/26 §	3,265,926	3,258,317
United AirLines Inc Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 §	6,451,250	6,487,093

		39,602,896

Consumer, Non-Cyclical - 4.3%

Allied Universal Holdco LLC Term B 4.250% (USD LIBOR + 3.750%) due 05/14/28 §	2,493,750	2,486,997
Avantor Funding Inc Term B-4 2.500% (USD LIBOR + 2.000%) due 11/24/24 §	1,733,462	1,733,462
Bausch Health Americas Inc Term B 3.104% (USD LIBOR + 3.000%) due 06/01/25 §	4,873,546	4,857,980
CoreLogic Inc Term B 4.000% (USD LIBOR + 3.500%) due 06/02/28 §	3,491,250	3,493,868
Heartland Dental LLC Term B 4.089% (USD LIBOR + 4.000%) due 04/30/25 §	3,482,500	3,478,509
Mavis Tire Express Services TopCo Corp 4.750% (USD LIBOR + 4.000%) due 05/04/28 §	5,970,000	5,980,447
Mozart Borrower LP Term B 3.750% (USD LIBOR + 3.250%) due 10/21/28 §	1,750,000	1,750,546
Packaging Coordinators Midco Inc 4.500% (USD LIBOR + 3.750%) due 11/30/27 §	748,116	749,051
Pathway Vet Alliance LLC Term B 3.854% (USD LIBOR + 3.750%) due 03/31/27 §	2,953,293	2,947,449
PetVet Care Centers LLC Term B-3 4.250% (USD LIBOR + 3.500%) due 02/15/25 §	8,627,050	8,637,834
Spin Holdco Inc Term B 4.750% (USD LIBOR + 4.000%) due 03/04/28 §	2,487,500	2,498,211
Sunshine Luxembourg VII SARL Term B (Luxembourg) 4.500% (USD LIBOR + 3.750%) due 10/02/26 §	3,692,063	3,700,141
Trans Union LLC Term B-6 due 12/01/28 ∞	500,000	499,409
United Rentals North America Inc Term B 1.830% (USD LIBOR + 1.750%) due 10/31/25 §	4,431,298	4,455,036
Wand NewCo 3 Inc Term B-1 3.175% (USD LIBOR + 3.000%) due 02/05/26 §	1,750,775	1,729,621

		48,998,561

	Principal Amount	Value
Energy - 0.7%

BCP Raptor LLC 5.250% (USD LIBOR + 4.250%) due 06/30/24 §	$2,992,045	$2,991,244
BCP Raptor II LLC Term B due 11/03/25 ∞	4,986,547	4,969,717

		7,960,961

Financial - 2.8%

Acrisure LLC Term B 3.724% (USD LIBOR + 3.500%) due 02/15/27 §	2,216,193	2,195,877
AssuredPartners Inc Term B 3.604% (USD LIBOR + 3.500%) due 02/13/27 §	7,109,912	7,065,475
Avolon (US) LLC Term B-3 (Ireland) 2.500% (USD LIBOR + 1.750%) due 01/15/25 §	6,021,522	6,030,723
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	2,955,000	2,962,125
HUB International Ltd Term B 2.875% (USD LIBOR + 2.750%) due 04/25/25 §	5,928,363	5,862,902
NFP Corp Term B 3.354% (USD LIBOR + 3.250%) due 02/13/27 §	4,912,500	4,840,129
USI Inc Term B 3.224% (USD LIBOR + 3.000%) due 05/16/24 §	3,369,430	3,349,072

		32,306,303

Industrial - 1.5%

Brown Group Holding LLC Term B 2.750% (USD LIBOR + 2.500%) due 06/07/28 §	232,970	232,825
Engineered Components & Systems LLC Term B
due 08/02/28 § ± f	458,716	455,275
6.500% (USD LIBOR + 6.000%) due 08/02/28 § ±	1,541,284	1,529,725
Filtration Group Corp Term B 3.104% (USD LIBOR + 3.000%) due 03/29/25 §	5,191,370	5,158,275
Pro Mach Group Inc
due 08/31/28 § f	307,263	308,717
Term B 5.000% (USD LIBOR + 4.000%) due 08/31/28 §	2,442,737	2,454,296
ProAmpac PG Borrower LLC Term B 4.500% (USD LIBOR + 3.750%) due 11/03/25 §	2,728,620	2,732,712
Quikrete Holdings Inc Term B-1 due 06/11/28 ∞	2,000,000	1,996,354
TransDigm Inc Term F 2.354% (USD LIBOR + 2.250%) due 12/09/25 §	1,955,025	1,931,143

		16,799,322

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Technology - 2.3%

Applied Systems Inc Term B 3.500% (USD LIBOR + 3.000%) due 09/19/24 §	$1,966,765	$1,968,454
Epicor Software Corp Term C due 07/31/27 ¥	5,969,773	5,973,337
MKS Instruments Inc Term B due 10/22/28 ¥	2,000,000	1,998,124
Peraton Corp Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 §	1,240,625	1,243,394
Sophia LP Term B 3.724% (USD LIBOR + 3.500%) due 10/07/27 §	3,217,561	3,220,721
Tempo Acquisition LLC Term B 3.354% (USD LIBOR + 3.250%) due 10/31/26 §	4,750,161	4,762,777
UKG Inc 3.750% (USD LIBOR + 3.250%) due 05/03/26 §	6,692,552	6,667,455

		25,834,262

Utilities - 0.6%

PG&E Corp Term B 3.500% (USD LIBOR + 3.000%) due 06/23/25 §	2,702,516	2,679,996
Pike Corp Term B 3.110% (USD LIBOR + 3.000%) due 01/21/28 §	4,794,521	4,784,533

		7,464,529

Total Senior Loan Notes (Cost $183,539,228)		183,555,201

ASSET-BACKED SECURITIES - 23.9%

AIMCO CLO 10 Ltd (Cayman) 1.188% (USD LIBOR + 1.060%) due 07/22/32 ~ §	2,700,000	2,700,401
AmeriCredit Automobile Receivables Trust
0.680% due 10/19/26	10,100,000	10,025,395
0.690% due 01/19/27	2,400,000	2,371,980
0.760% due 12/18/25	2,400,000	2,396,916
0.970% due 02/18/26	1,000,000	1,001,870
1.170% due 08/18/27	4,700,000	4,670,724
1.480% due 01/21/25	2,750,000	2,763,969
2.600% due 09/18/23	573,714	575,316
3.130% due 02/18/25	1,550,000	1,560,686
3.450% due 06/18/24	464,119	465,036
3.500% due 01/18/24	1,605,951	1,620,749
Atrium XIII (Cayman) 1.304% (USD LIBOR + 1.180%) due 11/21/30 ~ §	470,000	470,117
Buttermilk Park CLO Ltd (Cayman) 1.224% (USD LIBOR + 1.100%) due 10/15/31 ~ §	1,850,000	1,850,000
Carlyle Global Market Strategies CLO Ltd (Cayman) 1.185% (USD LIBOR + 1.050%) due 07/27/31 ~ §	495,916	495,757

	Principal Amount	Value
CIFC Funding 2013-III-R Ltd (Cayman) 1.104% (USD LIBOR + 0.980%) due 04/24/31 ~ §	$2,000,000	$2,000,939
CIFC Funding 2015-III Ltd (Cayman) 0.994% (USD LIBOR + 0.870%) due 04/19/29 ~ §	1,486,124	1,485,194
Dryden 55 CLO Ltd (Cayman) 1.144% (USD LIBOR + 1.020%) due 04/15/31 ~ §	2,500,000	2,498,798
Dryden 58 CLO Ltd (Cayman) 1.122% (USD LIBOR + 1.000%) due 07/17/31 ~ §	3,148,000	3,144,100
Dryden 61 CLO Ltd (Cayman) 1.112% (USD LIBOR + 0.990%) due 01/17/32 ~ §	7,000,000	6,998,747
Dryden 64 CLO Ltd (Cayman) 1.092% (USD LIBOR + 0.970%) due 04/18/31 ~ §	2,000,000	1,999,444
Ford Credit Auto Owner Trust
0.700% due 10/15/26	10,550,000	10,340,702
0.790% due 08/15/26	2,650,000	2,605,051
1.190% due 01/15/26	2,050,000	2,055,483
2.040% due 08/15/31 ~	2,000,000	2,037,927
2.130% due 05/15/25	5,000,000	5,076,483
3.380% due 03/15/24	1,650,000	1,671,642
GM Financial Consumer Automobile Receivables Trust
0.750% due 05/17/27	800,000	792,084
3.270% due 01/16/24	1,200,000	1,212,868
Hilton Grand Vacations Trust 2.740% due 02/25/39 ~	257,598	264,856
Hyundai Auto Receivables Trust 2.400% due 06/15/26	2,000,000	2,045,431
Magnetite Ltd (Cayman) 1.104% (USD LIBOR + 0.980%) due 04/15/31 ~ §	2,170,000	2,171,351
Magnetite XIV-R Ltd (Cayman) 1.242% (USD LIBOR + 1.120%) due 10/18/31 ~ §	3,000,000	3,000,261
Magnetite XV Ltd (Cayman) 1.134% (USD LIBOR + 1.010%) due 07/25/31 ~ §	1,500,000	1,500,872
Magnetite XVIII Ltd (Cayman) 1.023% (USD LIBOR + 0.880%) due 11/15/28 ~ §	3,000,000	2,999,997
Magnetite XXIX Ltd (Cayman) 1.114% (USD LIBOR + 0.990%) due 01/15/34 ~ §	3,300,000	3,298,396
MVW LLC
1.140% due 01/22/41 ~	1,702,807	1,672,421
1.740% due 10/20/37 ~	469,026	470,012
Navient Private Education Loan Trust 3.610% due 12/15/59 ~	802,128	828,202
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~	1,073,545	1,060,820
0.860% (USD LIBOR + 0.750%) due 11/15/68 ~ §	266,167	266,382
1.060% due 10/15/69 ~	4,753,097	4,686,586
1.110% due 02/18/70 ~	2,408,121	2,369,514
1.170% due 09/16/69 ~	690,418	687,491

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
1.220% due 07/15/69 ~	$1,048,980	$1,047,138
1.310% due 01/15/69 ~	2,570,902	2,561,620
1.690% due 05/15/69 ~	4,520,367	4,522,844
2.120% due 01/15/69 ~	2,475,691	2,503,009
2.460% due 11/15/68 ~	979,939	999,656
2.640% due 05/15/68 ~	1,341,548	1,353,696
Navient Student Loan Trust
0.483% (USD LIBOR + 0.380%) due 03/25/67 ~ §	1,521,114	1,522,091
0.652% (USD LIBOR + 0.550%) due 02/25/70 ~ §	3,309,593	3,314,648
0.702% (USD LIBOR + 0.600%) due 12/26/69 ~ §	3,977,446	3,987,981
1.152% (USD LIBOR + 1.050%) due 06/25/69 ~ §	2,199,741	2,260,735
1.320% due 08/26/69 ~	3,923,711	3,807,214
3.390% due 12/15/59 ~	1,594,503	1,643,845
Nelnet Student Loan Trust
0.794% (USD LIBOR + 0.690%) due 04/20/62 ~ §	2,866,270	2,866,840
1.360% due 04/20/62 ~	3,410,958	3,354,606
Neuberger Berman Loan Advisers CLO 24 Ltd (Cayman) 1.624% (USD LIBOR + 1.500%) due 04/19/30 ~ §	1,000,000	1,002,456
Neuberger Berman Loan Advisers CLO 25 Ltd (Cayman) 1.052% (USD LIBOR + 0.930%) due 10/18/29 ~ §	2,650,000	2,646,815
Neuberger Berman Loan Advisers CLO 26 Ltd (Cayman) 1.065% (USD LIBOR + 0.920%) due 10/18/30 ~ §	5,550,000	5,542,191
Neuberger Berman Loan Advisers CLO 37 Ltd (Cayman) 1.102% (USD LIBOR + 0.970%) due 07/20/31 ~ §	4,700,000	4,701,575
OCP CLO Ltd (Cayman) 1.084% (USD LIBOR + 0.960%) due 07/15/30 ~ §	2,500,000	2,500,307
Palmer Square CLO Ltd (Cayman) 1.222% (USD LIBOR + 1.100%) due 07/16/31 ~ §	2,250,000	2,251,694
Palmer Square Loan Funding Ltd (Cayman)
0.928% (USD LIBOR + 0.800%) due 10/15/29 ~ §	7,000,000	6,996,360
0.960% (USD LIBOR + 0.800%) due 05/20/29 ~ §	9,807,592	9,811,953
1.010% (USD LIBOR + 0.850%) due 08/20/27 ~ §	500,878	501,097
1.024% (USD LIBOR + 0.900%) due 10/24/27 ~ §	796,383	796,759
1.032% (USD LIBOR + 0.900%) due 04/20/29 ~ §	4,354,605	4,356,330
1.056% (USD LIBOR + 0.900%) due 11/15/26 ~ §	395,892	396,232
1.182% (USD LIBOR + 1.050%) due 04/20/27 ~ §	1,370,636	1,372,348
1.510% (USD LIBOR + 1.350%) due 02/20/28 ~ §	2,950,000	2,952,870

	Principal Amount	Value
1.528% (USD LIBOR + 1.400%) due 10/15/29 ~ §	$3,000,000	$3,000,621
1.571% (USD LIBOR + 1.400%) due 07/20/29 ~ §	4,000,000	3,998,565
2.060% (USD LIBOR + 1.900%) due 02/20/28 ~ §	1,200,000	1,194,672
Regatta X Funding Ltd (Cayman) 1.242% (USD LIBOR + 1.120%) due 01/17/31 ~ §	3,000,000	3,000,875
Regatta XIV Funding Ltd (Cayman) 1.314% (USD LIBOR + 1.190%) due 10/25/31 ~ §	1,100,000	1,100,415
Santander Drive Auto Receivables Trust
0.500% due 04/15/25	9,900,000	9,894,276
0.590% due 09/15/25	3,150,000	3,143,898
0.730% due 03/17/25	2,200,000	2,201,312
0.750% due 02/17/26	3,750,000	3,747,416
0.880% due 06/15/26	1,850,000	1,839,074
0.900% due 06/15/26	4,000,000	3,989,930
0.950% due 09/15/27	2,100,000	2,081,220
0.960% due 11/15/24	1,133,947	1,134,983
1.260% due 02/16/27	5,000,000	4,973,789
1.460% due 09/15/25	1,000,000	1,004,843
3.420% due 04/15/25	67,482	67,564
SLC Student Loan Trust
0.313% (USD LIBOR + 0.110%) due 03/15/27 §	1,620,324	1,618,163
0.323% (USD LIBOR + 0.120%) due 06/15/29 §	426,970	426,126
SMB Private Education Loan Trust
0.610% (USD LIBOR + 0.500%) due 01/15/53 ~ §	879,612	879,977
0.719% (USD LIBOR + 0.630%) due 02/15/51 ~ §	2,600,000	2,601,712
1.070% due 01/15/53 ~	3,452,764	3,365,419
1.290% due 07/15/53 ~	2,608,143	2,581,040
2.340% due 09/15/34 ~	4,189,705	4,229,611
2.430% due 02/17/32 ~	2,392,517	2,424,810
2.490% due 06/15/27 ~	90,039	90,109
2.700% due 05/15/31 ~	1,581,657	1,603,122
3.440% due 07/15/36 ~	1,358,754	1,404,277
3.500% due 02/15/36 ~	692,880	718,214
3.600% due 01/15/37 ~	1,913,584	1,991,182
3.630% due 11/15/35 ~	1,965,718	2,040,779
Sofi Consumer Loan Program Trust
2.020% due 01/25/29 ~	211,594	212,441
2.450% due 08/25/28 ~	24,117	24,143
Stratus CLO Ltd (Cayman)
0.891% (USD LIBOR + 0.800%) due 12/29/29 ~ §	750,000	750,000
1.491% (USD LIBOR + 1.400%) due 12/29/29 ~ §	6,000,000	6,000,000
Verizon Owner Trust
0.554% (USD LIBOR + 0.450%) due 12/20/23 §	1,379,485	1,381,023
1.850% due 07/22/24	3,500,000	3,526,912

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Volvo Financial Equipment LLC 3.130% due 11/15/23 ~	$2,000,000	$2,025,230

Total Asset-Backed Securities (Cost $272,185,995)		272,053,623

U.S. TREASURY OBLIGATIONS - 7.4%

U.S. Treasury Notes - 7.4%

0.125% due 08/31/23	7,500,000	7,434,668
0.250% due 03/15/24	6,000,000	5,928,984
0.375% due 07/15/24	2,700,000	2,666,988
0.375% due 08/15/24	10,000,000	9,869,141
0.375% due 09/15/24	6,000,000	5,915,859
1.250% due 07/31/23	6,000,000	6,060,703
1.250% due 08/31/24	5,000,000	5,046,485
1.375% due 10/15/22	5,000,000	5,040,431
1.375% due 02/15/23	10,000,000	10,105,078
1.500% due 09/30/24	10,000,000	10,158,984
1.750% due 07/31/24	9,500,000	9,713,750
2.500% due 01/15/22	6,000,000	6,004,802

Total U.S. Treasury Obligations (Cost $84,024,372)		83,945,873

	Shares
SHORT-TERM INVESTMENT - 2.0%

Money Market Fund - 2.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	23,314,679	23,314,679

Total Short-Term Investment (Cost $23,314,679)		23,314,679

TOTAL INVESTMENTS - 101.4% (Cost $1,154,897,436)		1,156,382,837

OTHER ASSETS & LIABILITIES, NET - (1.4%)		(15,770,457)

NET ASSETS - 100.0%		$1,140,612,380

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$593,513,461	$ —	$593,513,461	$ —
	Senior Loan Notes	183,555,201	—	181,570,201	1,985,000
	Asset-Backed Securities	272,053,623	—	272,053,623	—
	U.S. Treasury Obligations	83,945,873	—	83,945,873	—
	Short-Term Investment	23,314,679	23,314,679	—	—

	Total	$1,156,382,837	$23,314,679	$1,131,083,158	$1,985,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 45.1%

Basic Materials - 0.8%

Anglo American Capital PLC (South Africa)
2.625% due 09/10/30 ~	$4,550,000	$4,466,928
3.950% due 09/10/50 ~	3,000,000	3,192,861
Glencore Funding LLC (Australia) 2.625% due 09/23/31 ~	1,200,000	1,167,385

		8,827,174

Communications - 3.6%

AT&T Inc
2.550% due 12/01/33	2,000,000	1,958,406
3.500% due 09/15/53	4,865,000	4,917,450
3.850% due 06/01/60	2,800,000	2,933,236
Charter Communications Operating LLC
3.500% due 06/01/41	3,300,000	3,223,228
3.850% due 04/01/61	5,200,000	4,918,431
Expedia Group Inc
2.950% due 03/15/31	1,600,000	1,599,384
4.625% due 08/01/27	3,150,000	3,509,897
Sprint Communications Inc 6.000% due 11/15/22	6,000,000	6,252,600
T-Mobile USA Inc
2.250% due 02/15/26 ~	2,325,000	2,334,358
2.625% due 04/15/26	100,000	100,631
3.375% due 04/15/29 ~	1,600,000	1,633,072
Verizon Communications Inc
1.750% due 01/20/31	2,000,000	1,895,309
3.400% due 03/22/41	2,550,000	2,674,465
3.850% due 11/01/42	2,000,000	2,239,325

		40,189,792

Consumer, Cyclical - 6.3%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	3,484,939	3,573,485
American Airlines Pass-Through Trust ‘A’ 2.875% due 01/11/36	2,200,000	2,188,581
American Airlines Pass-Through Trust ‘AA’ 3.600% due 03/22/29	2,292,383	2,369,055
American Airlines Pass-Through Trust ‘B’ 3.950% due 01/11/32	1,300,000	1,292,018
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	2,417,408	2,407,806
4.625% due 12/20/25 ~	1,458,063	1,521,760
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	4,093,316	4,228,610
Choice Hotels International Inc 3.700% due 01/15/31	1,950,000	2,070,052
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	2,104,177	2,184,012
Delta Air Lines Inc 4.500% due 10/20/25 ~	1,300,000	1,367,121
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	1,275,725	1,343,784
Ford Motor Credit Co LLC 2.700% due 08/10/26	2,225,000	2,247,250

	Principal Amount	Value
2.900% due 02/16/28	$3,200,000	$3,212,592
3.087% due 01/09/23	1,850,000	1,883,707
3.375% due 11/13/25	2,475,000	2,574,582
4.542% due 08/01/26	1,725,000	1,875,601
5.584% due 03/18/24	2,350,000	2,535,074
Genting New York LLC 3.300% due 02/15/26 ~	2,000,000	1,982,435
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/31 ~	2,850,000	2,854,289
International Game Technology PLC 4.125% due 04/15/26 ~	2,000,000	2,062,620
Kohl’s Corp 3.375% due 05/01/31	3,000,000	3,058,425
Marriott International Inc 3.500% due 10/15/32	3,150,000	3,303,403
Meritage Homes Corp 3.875% due 04/15/29 ~	3,675,000	3,864,024
MGM Resorts International 6.000% due 03/15/23	3,000,000	3,138,795
New Red Finance Inc (Canada) 3.875% due 01/15/28 ~	4,000,000	4,057,960
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	2,000,000	2,022,280
Spirit Airlines Pass-Through Trust ‘A’ 4.100% due 10/01/29	461,863	477,262
United Airlines Pass-Through Trust ‘A’ 2.900% due 11/01/29	1,302,117	1,294,385
United Airlines Pass-Through Trust ‘AA’ 4.150% due 02/25/33	1,024,321	1,123,038
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,776,726	1,771,278

		69,885,284

Consumer, Non-Cyclical - 6.1%

Altria Group Inc 2.450% due 02/04/32	4,700,000	4,467,280
AmerisourceBergen Corp 2.700% due 03/15/31	5,000,000	5,057,021
Amgen Inc 3.150% due 02/21/40	2,750,000	2,826,023
Anheuser-Busch Cos LLC (Belgium) 4.700% due 02/01/36	2,000,000	2,417,448
Anheuser-Busch InBev Finance Inc (Belgium) 4.000% due 01/17/43	2,000,000	2,230,462
Anheuser-Busch InBev Worldwide Inc (Belgium) 5.450% due 01/23/39	5,000,000	6,555,497
Block Inc
2.750% due 06/01/26 ~	4,000,000	4,010,020
3.500% due 06/01/31 ~	500,000	513,365
Centene Corp
2.450% due 07/15/28	1,750,000	1,726,445
2.500% due 03/01/31	1,900,000	1,852,842
CoStar Group Inc 2.800% due 07/15/30 ~	3,400,000	3,404,820
Global Payments Inc 3.200% due 08/15/29	2,250,000	2,345,860
JBS USA LUX SA 3.000% due 05/15/32 ~	3,000,000	3,003,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Kraft Heinz Foods Co 4.375% due 06/01/46	$6,500,000	$7,628,073
Lamb Weston Holdings Inc 4.125% due 01/31/30 ~	3,075,000	3,160,854
Sysco Corp 3.150% due 12/14/51	1,700,000	1,677,440
Universal Health Services Inc
2.650% due 10/15/30 ~	4,450,000	4,420,359
2.650% due 01/15/32 ~	1,950,000	1,918,390
Viatris Inc 3.850% due 06/22/40	3,350,000	3,553,932
Viterra Finance BV (Netherlands) 3.200% due 04/21/31 ~	4,550,000	4,589,173

		67,359,054

Energy - 3.3%

Cheniere Corpus Christi Holdings LLC 2.742% due 12/31/39 ~	4,150,000	4,054,120
Cheniere Energy Partners LP 4.500% due 10/01/29	3,500,000	3,716,055
Energy Transfer LP
3.750% due 05/15/30	4,000,000	4,243,168
4.750% due 01/15/26	6,000,000	6,569,187
6.500% due 11/15/26	3,650,000	3,723,000
Enterprise Products Operating LLC 3.300% due 02/15/53	1,850,000	1,844,051
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	2,000,000	2,325,288
Kinder Morgan Inc 3.600% due 02/15/51	1,500,000	1,511,962
MPLX LP
5.200% due 12/01/47	1,200,000	1,461,027
6.875% due 02/15/23	3,000,000	3,022,500
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	2,100,000	1,801,180
Phillips 66 3.300% due 03/15/52	3,000,000	3,002,308

		37,273,846

Financial - 14.6%

ABN AMRO Bank NV (Netherlands) 3.324% due 03/13/37 ~	2,200,000	2,200,529
AerCap Ireland Capital DAC (Ireland) 3.300% due 01/30/32	3,100,000	3,160,792
Air Lease Corp
3.000% due 02/01/30	4,000,000	3,996,861
4.650% due 06/15/26	4,300,000	4,466,625
Assured Guaranty US Holdings Inc 3.600% due 09/15/51	2,150,000	2,241,134
Avolon Holdings Funding Ltd (Ireland)
2.750% due 02/21/28 ~	2,950,000	2,896,672
4.250% due 04/15/26 ~	1,350,000	1,432,005
Banco Santander SA (Spain) 2.749% due 12/03/30	3,000,000	2,939,208
Bank of America Corp
2.482% due 09/21/36	4,700,000	4,557,713
2.592% due 04/29/31	3,450,000	3,488,832
2.687% due 04/22/32	5,700,000	5,790,582
BNP Paribas SA (France) 2.871% due 04/19/32 ~	7,000,000	7,104,797

	Principal Amount	Value
4.625% due 02/25/31 ~	$3,000,000	$3,016,500
Broadstone Net Lease LLC REIT 2.600% due 09/15/31	2,750,000	2,672,366
Citigroup Inc
2.666% due 01/29/31	5,250,000	5,334,999
4.125% due 07/25/28	3,600,000	3,954,296
Fidelity National Financial Inc 3.200% due 09/17/51	2,200,000	2,107,516
GLP Capital LP REIT 3.250% due 01/15/32	1,200,000	1,208,418
Hill City Funding Trust 4.046% due 08/15/41 ~	2,400,000	2,325,430
Host Hotels & Resorts LP REIT
2.900% due 12/15/31	4,400,000	4,249,755
3.375% due 12/15/29	3,200,000	3,264,974
3.500% due 09/15/30	1,500,000	1,541,574
HSBC Holdings PLC (United Kingdom)
2.871% due 11/22/32	3,750,000	3,785,246
4.700% due 03/09/31	3,150,000	3,157,875
JPMorgan Chase & Co
2.522% due 04/22/31	4,800,000	4,856,712
2.580% due 04/22/32	2,650,000	2,686,882
2.956% due 05/13/31	5,700,000	5,907,874
Liberty Mutual Group Inc 4.300% due 02/01/61 ~	5,650,000	5,319,560
LSEGA Financing PLC (United Kingdom) 3.200% due 04/06/41 ~	2,200,000	2,300,625
Morgan Stanley
2.484% due 09/16/36	3,700,000	3,566,822
2.699% due 01/22/31	3,200,000	3,277,261
3.950% due 04/23/27	2,750,000	3,029,756
OneMain Finance Corp
5.375% due 11/15/29	1,575,000	1,714,781
6.125% due 03/15/24	5,200,000	5,519,436
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	3,100,000	3,270,493
Stewart Information Services Corp 3.600% due 11/15/31	3,150,000	3,193,004
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	3,000,000	3,635,145
The Goldman Sachs Group Inc
2.383% due 07/21/32	2,950,000	2,906,996
2.615% due 04/22/32	7,950,000	8,015,486
The Northwestern Mutual Life Insurance Co 3.625% due 09/30/59 ~	3,000,000	3,313,689
VICI Properties LP REIT
3.500% due 02/15/25 ~	2,300,000	2,336,926
3.750% due 02/15/27 ~	2,250,000	2,326,545
4.625% due 12/01/29 ~	5,500,000	5,862,725
Wells Fargo & Co
3.900% due 03/15/26	3,900,000	4,009,688
4.400% due 06/14/46	3,750,000	4,454,875

		162,399,980

Industrial - 3.8%

Allegion US Holding Co Inc 3.550% due 10/01/27	6,836,000	7,254,045

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Berry Global Inc 4.875% due 07/15/26 ~	$5,000,000	$5,178,650
Flowserve Corp 2.800% due 01/15/32	7,000,000	6,818,877
Masco Corp 7.750% due 08/01/29	2,000,000	2,677,973
nVent Finance Sarl (United Kingdom) 2.750% due 11/15/31	4,600,000	4,585,937
TD SYNNEX Corp 2.375% due 08/09/28 ~	3,250,000	3,157,297
The Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	7,750,000	7,649,451
TK Elevator US Newco Inc (Germany) 5.250% due 07/15/27 ~	2,500,000	2,631,325
Vontier Corp 2.400% due 04/01/28 ~	2,350,000	2,274,612

		42,228,167

Technology - 2.4%

Broadcom Inc
3.137% due 11/15/35 ~	5,000,000	5,035,173
3.187% due 11/15/36 ~	1,474,000	1,473,659
4.150% due 11/15/30	1,826,000	2,026,765
CGI Inc (Canada) 2.300% due 09/14/31 ~	3,350,000	3,231,028
Kyndryl Holdings Inc 3.150% due 10/15/31 ~	6,500,000	6,311,855
Oracle Corp
2.875% due 03/25/31	2,650,000	2,668,969
3.950% due 03/25/51	5,000,000	5,199,405
Skyworks Solutions Inc 3.000% due 06/01/31	1,300,000	1,311,708

		27,258,562

Utilities - 4.2%
Dominion Energy Inc 4.350% due 01/15/27	3,150,000	3,260,250
DPL Inc
4.125% due 07/01/25	600,000	627,867
4.350% due 04/15/29	1,350,000	1,436,312
Duke Energy Progress NC Storm Funding LLC 2.387% due 07/01/39	5,350,000	5,430,566
Edison International 5.000% due 12/15/26	650,000	665,795
FirstEnergy Corp 4.400% due 07/15/27	2,500,000	2,694,621
IPALCO Enterprises Inc 4.250% due 05/01/30	2,400,000	2,639,635
NextEra Energy Capital Holdings Inc 3.000% due 01/15/52	4,200,000	4,203,070
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	6,925,000	7,201,896
PG&E Energy Recovery Funding LLC 2.280% due 01/15/38	2,400,000	2,403,877
Pike Corp 5.500% due 09/01/28 ~	2,550,000	2,559,435
Sempra Energy 4.125% due 04/01/52	5,000,000	5,066,359
Southern California Edison Co 4.000% due 04/01/47	1,550,000	1,712,817

	Principal Amount	Value
Southwestern Electric Power Co 3.250% due 11/01/51	$1,600,000	$1,590,322
Talen Energy Supply LLC
6.500% due 06/01/25	1,000,000	398,960
6.625% due 01/15/28 ~	2,500,000	2,197,288
Vistra Operations Co LLC 3.550% due 07/15/24 ~	2,500,000	2,575,992

		46,665,062

Total Corporate Bonds & Notes (Cost $492,369,092)		502,086,921

SENIOR LOAN NOTES - 17.1%

Communications - 0.7%

CSC Holdings LLC
Term B 2.360% (USD LIBOR + 2.250%) due 01/15/26 §	2,474,555	2,447,102
Term B-5 2.610% (USD LIBOR + 2.500%) due 04/15/27 §	4,175,625	4,130,390
SBA Senior Finance II LLC Term B 1.860% (USD LIBOR + 1.750%) due 04/11/25 §	1,187,692	1,176,393

		7,753,885

Consumer, Cyclical - 3.8%

Carnival Corp Term B 4.000% (USD LIBOR + 3.250%) due 10/18/28 §	1,500,000	1,486,875
ClubCorp Holdings Inc Term B 2.974% (USD LIBOR + 2.750%) due 09/18/24 §	4,819,895	4,654,640
Great Outdoors Group LLC Term B-1 4.500% (USD LIBOR + 3.750%) due 03/05/28 §	2,227,542	2,232,764
Harbor Freight Tools USA Inc Term B 3.250% (USD LIBOR + 2.750%) due 10/19/27 §	1,980,000	1,978,299
Hayward Industries Inc Term B 3.000% (USD LIBOR + 2.500%) due 05/28/28 §	1,990,000	1,983,781
Hilton Grand Vacations Borrower LLC Term B 3.500% (USD LIBOR + 3.000%) due 08/02/28 §	1,995,000	2,000,610
Marriott Ownership Resorts Inc Term B 1.854% (USD LIBOR + 1.750%) due 08/31/25 §	3,849,779	3,794,920
Mileage Plus Holdings LLC Term B 6.250% (USD LIBOR + 5.250%) due 06/20/27 §	2,000,000	2,116,250
Restaurant Brands International Inc Term B (Canada) 1.854% (USD LIBOR + 1.750%) due 11/19/26 §	4,130,110	4,088,809
SeaWorld Parks & Entertainment Inc Term B 3.500% (USD LIBOR + 3.000%) due 08/25/28 §	3,990,000	3,979,028

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
SRS Distribution Inc Term B 4.250% (USD LIBOR + 3.750%) due 06/02/28 §	$2,493,750	$2,492,972
Stars Group Holdings BV Term B (Canada) 2.382% (USD LIBOR + 2.250%) due 07/21/26 §	4,500,834	4,490,348
United Airlines Inc Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 §	6,947,500	6,986,100

		42,285,396

Consumer, Non-Cyclical - 4.3%

Allied Universal Holdco LLC Term B 4.250% (USD LIBOR + 3.750%) due 05/14/28 §	2,493,750	2,486,997
Avantor Funding Inc Term B-4 2.500% (USD LIBOR + 2.000%) due 11/24/24 §	2,469,170	2,469,170
Bausch Health Americas Inc Term B 3.104% (USD LIBOR + 3.000%) due 06/01/25 §	5,410,653	5,393,371
CoreLogic Inc Term B 4.000% (USD LIBOR + 3.500%) due 06/02/28 §	4,239,375	4,242,555
Heartland Dental LLC Term B 4.089% (USD LIBOR + 4.000%) due 04/30/25 §	3,482,500	3,478,509
Mavis Tire Express Services Topco Corp 4.750% (USD LIBOR + 4.000%) due 05/04/28 §	5,970,000	5,980,448
Mozart Borrower LP Term B 3.750% (USD LIBOR + 3.250%) due 10/21/28 §	1,750,000	1,750,546
Packaging Coordinators Midco Inc 4.500% (USD LIBOR + 3.750%) due 11/30/27 §	997,487	998,734
Pathway Vet Alliance LLC Term B 3.854% (USD LIBOR + 3.750%) due 03/31/27 §	4,429,827	4,421,060
PetVet Care Centers LLC Term B-3 4.250% (USD LIBOR + 3.500%) due 02/15/25 §	8,642,201	8,653,004
Spin Holdco Inc Term B 4.750% (USD LIBOR + 4.000%) due 03/04/28 §	2,487,500	2,498,211
Sunshine Luxembourg VII SARL Term B (Luxembourg) 4.500% (USD LIBOR + 3.750%) due 10/02/26 §	3,692,063	3,700,141
Trans Union LLC Term B-6 due 12/01/28 ¥	500,000	499,409
Wand NewCo 3 Inc Term B-1 3.175% (USD LIBOR + 3.000%) due 02/05/26 §	1,750,775	1,729,621

		48,301,776

	Principal Amount	Value
Energy - 0.4%

BCP Raptor LLC 5.250% (USD LIBOR + 4.250%) due 06/30/24 §	$3,989,394	$3,988,324

Financial - 2.5%

Acrisure LLC Term B 3.724% (USD LIBOR + 3.500%) due 02/15/27 §	2,216,193	2,195,877
AssuredPartners Inc Term B 3.604% (USD LIBOR + 3.500%) due 02/13/27 §	4,165,000	4,138,969
Avolon (US) LLC Term B-3 (Ireland) 2.500% (USD LIBOR + 1.750%) due 01/15/25 §	3,010,761	3,015,361
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	2,955,000	2,962,125
HUB International Ltd Term B 2.875% (USD LIBOR + 2.750%) due 04/25/25 §	7,350,806	7,269,639
NFP Corp Term B 3.354% (USD LIBOR + 3.250%) due 02/13/27 §	4,912,500	4,840,129
USI Inc Term B 3.224% (USD LIBOR + 3.000%) due 05/16/24 §	3,822,598	3,799,502

		28,221,602

Industrial - 2.3%

Brown Group Holding LLC Term B 2.750% (USD LIBOR + 2.500%) due 06/07/28 §	232,970	232,825
Engineered Components & Systems LLC Term B
due 08/02/28 § ± f	458,716	455,275
6.500% (USD LIBOR + 6.000%) due 08/02/28 § ±	1,541,284	1,529,725
Engineered Machinery Holdings Inc 4.500% (USD LIBOR + 3.750%) due 05/21/28 §	875,000	873,906
Filtration Group Corp Term B 3.104% (USD LIBOR + 3.000%) due 03/29/25 §	7,151,734	7,106,142
Madison IAQ LLC 3.750% (USD LIBOR + 3.250%) due 06/21/28 §	14,849	14,857
Pro Mach Group Inc
due 08/31/28 f	307,263	308,717
Term B 5.000% (USD LIBOR + 4.000%) due 08/31/28 §	2,442,737	2,454,296
Proampac PG Borrower LLC Term B 4.500% (USD LIBOR + 3.750%) due 11/03/25 §	2,728,620	2,732,712
Quikrete Holdings Inc Term B-1 due 06/11/28 ¥	2,000,000	1,996,354

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
TransDigm Inc
Term E 2.354% (USD LIBOR + 2.250%) due 05/30/25 §	$1,870,473	$1,845,884
Term F 2.354% (USD LIBOR + 2.250%) due 12/09/25 §	5,681,540	5,612,134

		25,162,827

Technology - 2.5%

Applied Systems Inc Term B 3.500% (USD LIBOR + 3.000%) due 09/19/24 §	1,966,765	1,968,454
Epicor Software Corp Term C due 07/31/27 ¥	5,969,773	5,973,337
MKS Instruments Inc Term B due 10/22/28 ¥	2,250,000	2,247,890
Peraton Corp Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 §	2,481,250	2,486,788
Sophia LP Term B 3.724% (USD LIBOR + 3.500%) due 10/07/27 §	3,217,561	3,220,721
Tempo Acquisition LLC Term B 3.354% (USD LIBOR + 3.250%) due 10/31/26 §	4,750,161	4,762,777
UKG Inc 3.750% (USD LIBOR + 3.250%) due 05/03/26 §	6,692,552	6,667,454

		27,327,421

Utilities - 0.6%

PG&E Corp Term B 3.500% (USD LIBOR + 3.000%) due 06/23/25 §	2,185,079	2,166,871
Pike Corp Term B 3.110% (USD LIBOR + 3.000%) due 01/21/28 §	4,794,521	4,784,533

		6,951,404

Total Senior Loan Notes (Cost $190,125,289)		189,992,635

MORTGAGE-BACKED SECURITIES - 1.9%

Fannie Mae - 1.9%

due 01/01/37 #	17,500,000	17,920,073
due 01/01/52 #	3,000,000	2,990,991

		20,911,064

Total Mortgage-Backed Securities (Cost $20,879,121)		20,911,064

ASSET-BACKED SECURITIES - 18.4%

Aimco CLO 11 Ltd (Cayman) 1.253% (USD LIBOR + 1.130%) due 10/17/34 ~ §	5,000,000	5,000,496
AmeriCredit Automobile Receivables Trust
0.760% due 12/18/25	2,450,000	2,446,852

	Principal Amount	Value
0.890% due 10/19/26	$2,450,000	$2,424,086
0.970% due 02/18/26	1,000,000	1,001,870
1.410% due 08/18/27	3,500,000	3,474,476
1.480% due 02/18/26	1,000,000	1,006,347
2.690% due 06/19/23	147,195	147,366
3.360% due 02/18/25	1,000,000	1,022,554
Buttermilk Park CLO Ltd (Cayman) 1.224% (USD LIBOR + 1.100%) due 10/15/31 ~ §	1,600,000	1,600,000
Carlyle Global Market Strategies CLO Ltd (Cayman)
1.185% (USD LIBOR + 1.050%) due 07/27/31 ~ §	991,833	991,513
1.685% (USD LIBOR + 1.550%) due 07/27/31 ~ §	2,000,000	1,996,579
CIFC Funding 2015-III Ltd (Cayman) 0.994% (USD LIBOR + 0.870%) due 04/19/29 ~ §	1,486,124	1,485,194
Dryden 53 CLO Ltd (Cayman) 1.524% (USD LIBOR + 1.400%) due 01/15/31 ~ §	1,500,000	1,489,955
Dryden 61 CLO Ltd (Cayman) 1.112% (USD LIBOR + 0.990%) due 01/17/32 ~ §	4,250,000	4,249,239
Dryden CLO Ltd (Cayman)
1.522% (USD LIBOR + 1.400%) due 04/18/31 ~ §	1,600,000	1,592,547
1.622% (USD LIBOR + 1.500%) due 07/17/31 ~ §	2,000,000	2,003,496
1.872% (USD LIBOR + 1.750%) due 01/17/32 ~ §	2,250,000	2,247,199
1.922% (USD LIBOR + 1.800%) due 07/17/31 ~ §	2,000,000	1,983,028
2.024% (USD LIBOR + 1.900%) due 04/15/31 ~ §	1,000,000	994,573
Flatiron CLO 19 Ltd (Cayman) 1.705% (USD LIBOR + 1.550%) due 11/16/34 ~ §	1,000,000	997,074
Ford Credit Auto Owner Trust
1.190% due 01/15/26	1,350,000	1,353,611
1.530% due 05/15/34 ~	1,050,000	1,045,200
2.040% due 12/15/26	1,000,000	1,018,533
2.040% due 08/15/31 ~	2,000,000	2,037,927
3.190% due 07/15/31 ~	4,000,000	4,217,568
Madison Park Funding Ltd (Cayman)
1.724% (USD LIBOR + 1.600%) due 07/15/30 ~ §	2,600,000	2,601,414
1.872% (USD LIBOR + 1.750%) due 10/18/30 ~ §	2,600,000	2,602,342
1.974% (USD LIBOR + 1.850%) due 07/15/30 ~ §	1,400,000	1,385,367
Magnetite Ltd (Cayman) 1.104% (USD LIBOR + 0.980%) due 04/15/31 ~ §	3,000,000	3,001,868
Magnetite XIV-R Ltd (Cayman) 1.242% (USD LIBOR + 1.120%) due 10/18/31 ~ §	2,500,000	2,500,218

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Magnetite XXIX Ltd (Cayman) 1.114% (USD LIBOR + 0.990%) due 01/15/34 ~ §	$3,250,000	$3,248,420
MVW LLC 1.740% due 10/20/37 ~	469,026	470,012
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~	947,245	936,018
1.170% due 09/16/69 ~	690,418	687,491
1.220% due 07/15/69 ~	1,048,980	1,047,138
1.310% due 01/15/69 ~	1,760,509	1,754,153
1.690% due 05/15/69 ~	5,153,395	5,155,452
2.460% due 11/15/68 ~	979,939	999,656
2.640% due 05/15/68 ~	1,341,548	1,353,696
Navient Student Loan Trust
0.702% (USD LIBOR + 0.600%) due 12/26/69 ~ §	2,743,066	2,750,332
0.823% (USD LIBOR + 0.720%) due 03/25/67 ~ §	2,000,000	2,023,699
1.152% (USD LIBOR + 1.050%) due 06/25/69 ~ §	2,199,741	2,260,735
1.310% due 12/26/69 ~	2,011,582	1,957,302
1.320% due 08/26/69 ~	3,923,711	3,807,214
Neuberger Berman Loan Advisers CLO 25 Ltd (Cayman)
1.052% (USD LIBOR + 0.930%) due 10/18/29 ~ §	2,600,000	2,596,875
1.472% (USD LIBOR + 1.350%) due 10/18/29 ~ §	1,500,000	1,494,136
Neuberger Berman Loan Advisers CLO 26 Ltd (Cayman) 1.545% (USD LIBOR + 1.400%) due 10/18/30 ~ §	2,100,000	2,095,678
Neuberger Berman Loan Advisers CLO 40 Ltd (Cayman) 1.182% (USD LIBOR + 1.060%) due 04/16/33 ~ §	500,000	500,693
Palmer Square CLO Ltd (Cayman)
1.214% (USD LIBOR + 1.080%) due 11/15/31 ~ §	6,500,000	6,500,000
1.222% (USD LIBOR + 1.100%) due 07/16/31 ~ §	2,500,000	2,501,883
Palmer Square Loan Funding Ltd (Cayman)
0.960% (USD LIBOR + 0.800%) due 05/20/29 ~ §	1,257,384	1,257,943
1.024% (USD LIBOR + 0.900%) due 10/24/27 ~ §	1,194,575	1,195,138
1.032% (USD LIBOR + 0.900%) due 04/20/29 ~ §	4,354,605	4,356,330
1.056% (USD LIBOR + 0.900%) due 11/15/26 ~ §	754,080	754,727
1.410% (USD LIBOR + 1.250%) due 05/20/29 ~ §	6,000,000	5,967,189
1.510% (USD LIBOR + 1.350%) due 02/20/28 ~ §	2,350,000	2,352,286
1.528% (USD LIBOR + 1.400%) due 10/15/29 ~ §	9,700,000	9,702,008
1.571% (USD LIBOR + 1.400%) due 07/20/29 ~ §	4,500,000	4,498,386

	Principal Amount	Value
1.724% (USD LIBOR + 1.600%) due 10/24/27 ~ §	$1,750,000	$1,750,954
1.932% (USD LIBOR + 1.800%) due 04/20/29 ~ §	750,000	750,792
2.060% (USD LIBOR + 1.900%) due 02/20/28 ~ §	1,200,000	1,194,672
Regatta XIV Funding Ltd (Cayman) 1.314% (USD LIBOR + 1.190%) due 10/25/31 ~ §	1,400,000	1,400,528
Santander Drive Auto Receivables Trust
0.750% due 02/17/26	3,700,000	3,697,450
1.460% due 09/15/25	1,000,000	1,004,843
SLM Student Loan Trust 0.674% (USD LIBOR + 0.550%) due 10/25/64 ~ §	1,745,180	1,735,213
SMB Private Education Loan Trust
0.840% (USD LIBOR + 0.730%) due 01/15/53 ~ §	10,900,000	10,959,436
1.070% due 01/15/53 ~	4,932,520	4,807,741
1.290% due 07/15/53 ~	2,608,143	2,581,040
1.680% due 02/15/51 ~	3,500,000	3,474,845
2.230% due 09/15/37 ~	6,134,671	6,211,690
2.340% due 09/15/34 ~	1,692,647	1,708,769
2.430% due 02/17/32 ~	2,155,744	2,184,841
2.700% due 05/15/31 ~	1,177,830	1,193,814
2.820% due 10/15/35 ~	2,645,421	2,697,804
2.880% due 09/15/34 ~	2,447,673	2,486,591
3.440% due 07/15/36 ~	1,882,426	1,945,493
3.500% due 02/15/36 ~	3,623,765	3,756,262
3.600% due 01/15/37 ~	988,685	1,028,777
3.630% due 11/15/35 ~	1,330,886	1,381,705
Sofi Consumer Loan Program Trust 2.450% due 08/25/28 ~	33,161	33,197
Sofi Professional Loan Program LLC 2.370% due 11/16/48 ~	1,526,098	1,545,420
SoFi Professional Loan Program Trust 2.540% due 05/15/46 ~	2,129,383	2,168,624
Stratus CLO Ltd (Cayman) 1.491% (USD LIBOR + 1.400%) due 12/29/29 ~ §	6,000,000	6,000,000
TIAA CLO IV Ltd (Cayman) 1.832% (USD LIBOR + 1.700%) due 01/20/32 ~ §	2,750,000	2,745,344

Total Asset-Backed Securities (Cost $204,431,314)		204,588,927

U.S. TREASURY OBLIGATIONS - 15.0%

U.S. Treasury Bonds - 4.5%

1.125% due 05/15/40	14,500,000	12,713,555
1.250% due 05/15/50	4,000,000	3,398,281
1.375% due 08/15/50	3,250,000	2,848,193
1.750% due 08/15/41	10,000,000	9,698,437
2.000% due 08/15/51	5,000,000	5,098,437
2.250% due 08/15/46	2,550,000	2,697,223
2.500% due 02/15/46	3,500,000	3,867,637
2.500% due 05/15/46	3,000,000	3,316,758

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
2.750% due 11/15/47	$2,000,000	$2,329,219
3.000% due 11/15/44	2,000,000	2,385,781
3.000% due 02/15/49	1,500,000	1,844,766

		50,198,287

U.S. Treasury Notes - 10.5%

0.250% due 10/31/25	2,000,000	1,933,281
0.375% due 09/30/27	5,000,000	4,733,789
0.500% due 06/30/27	5,000,000	4,785,547
0.500% due 10/31/27	8,000,000	7,615,000
0.625% due 11/30/27	7,000,000	6,706,055
0.625% due 05/15/30	16,000,000	14,963,750
1.125% due 02/28/27	7,000,000	6,946,406
1.125% due 02/15/31	11,500,000	11,163,535
1.625% due 02/15/26	7,000,000	7,121,406
1.625% due 05/15/26	8,000,000	8,135,313
1.625% due 09/30/26	10,000,000	10,171,094
1.750% due 11/15/29	10,000,000	10,252,344
2.250% due 02/15/27	2,000,000	2,095,547
2.375% due 05/15/29	5,000,000	5,330,273
2.500% due 02/28/26	7,400,000	7,790,524
2.625% due 02/15/29	7,000,000	7,569,023

		117,312,887

Total U.S. Treasury Obligations (Cost $166,120,032)		167,511,174

	Shares
SHORT-TERM INVESTMENT - 5.3%

Money Market Fund - 5.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	59,483,275	59,483,275

Total Short-Term Investment (Cost $59,483,275)		59,483,275

TOTAL INVESTMENTS - 102.8% (Cost $1,133,408,123)		1,144,573,996

OTHER ASSETS & LIABILITIES, NET - (2.8%)		(30,805,423)

NET ASSETS - 100.0%		$1,113,768,573

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$502,086,921	$—	$502,086,921	$—
	Senior Loan Notes	189,992,635	—	188,007,635	1,985,000
	Mortgage-Backed Securities	20,911,064	—	20,911,064	—
	Asset-Backed Securities	204,588,927	—	204,588,927	—
	U.S. Treasury Obligations	167,511,174	—	167,511,174	—
	Short-Term Investment	59,483,275	59,483,275	—	—

	Total	$1,144,573,996	$59,483,275	$1,083,105,721	$1,985,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM ESG CORE BOND

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 59.5%

Communications - 3.1%

Charter Communications Operating LLC 2.300% due 02/01/32	$250,000	$237,638
Sprint Spectrum Co LLC 4.738% due 09/20/29 ~	243,750	255,332
The Walt Disney Co 2.650% due 01/13/31	100,000	104,142
Verizon Communications Inc
2.850% due 09/03/41	50,000	49,424
3.400% due 03/22/41	250,000	262,203

		908,739

Consumer, Cyclical - 2.5%

Delta Air Lines Pass-Through Trust ‘AA’ 3.204% due 10/25/25	200,000	207,014
Ferguson Finance PLC 3.250% due 06/02/30 ~	200,000	210,456
Marriott International Inc 3.500% due 10/15/32	100,000	104,870
Meritage Homes Corp 3.875% due 04/15/29 ~	200,000	210,287

		732,627

Consumer, Non-Cyclical - 9.2%

Amgen Inc 3.150% due 02/21/40	100,000	102,765
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.750% due 07/15/42	500,000	546,299
Cigna Corp 2.375% due 03/15/31	200,000	201,235
CVS Health Corp 1.750% due 08/21/30	300,000	286,234
HCA Inc 5.250% due 04/15/25	125,000	138,386
Humana Inc 3.125% due 08/15/29	250,000	262,201
IHS Markit Ltd 3.625% due 05/01/24	100,000	105,134
McKesson Corp 1.300% due 08/15/26	250,000	244,294
Merck & Co Inc 1.900% due 12/10/28	350,000	351,869
Sysco Corp 3.150% due 12/14/51	150,000	148,009
Takeda Pharmaceutical Co Ltd (Japan) 2.050% due 03/31/30	200,000	196,076
Zoetis Inc 2.000% due 05/15/30	100,000	98,694

		2,681,196

Energy - 2.1%

Cheniere Corpus Christi Holdings LLC 2.742% due 12/31/39 ~	150,000	146,534
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	200,000	232,529

	Principal Amount	Value
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	$200,000	$222,203

		601,266

Financial - 25.0%

ABN AMRO Bank NV (Netherlands) 3.324% due 03/13/37 ~	200,000	200,048
AerCap Ireland Capital DAC (Ireland) 3.300% due 01/30/32	250,000	254,903
Air Lease Corp 1.875% due 08/15/26	450,000	443,014
American Tower Corp REIT 2.750% due 01/15/27	100,000	103,136
Banco Santander SA (Spain) 2.749% due 12/03/30	200,000	195,947
Bank of America Corp 2.482% due 09/21/36	350,000	339,404
Broadstone Net Lease LLC REIT 2.600% due 09/15/31	200,000	194,354
Citigroup Inc
2.572% due 06/03/31	250,000	252,435
4.125% due 07/25/28	250,000	274,604
Cooperatieve Rabobank UA (Netherlands) 1.980% due 12/15/27 ~	500,000	500,434
Fidelity National Financial Inc 3.200% due 09/17/51	150,000	143,694
GLP Capital LP REIT 3.250% due 01/15/32	100,000	100,702
Healthpeak Properties Inc REIT 1.350% due 02/01/27	150,000	146,064
HSBC Holdings PLC (United Kingdom) 2.099% due 06/04/26	250,000	251,812
ING Groep NV (Netherlands) 1.726% due 04/01/27	200,000	198,741
JPMorgan Chase & Co 2.956% due 05/13/31	250,000	259,117
Morgan Stanley 3.772% due 01/24/29	500,000	544,511
Nordea Bank Abp (Finland) 1.500% due 09/30/26 ~	350,000	344,158
PNC Bank NA 2.700% due 10/22/29	250,000	258,535
Rayonier LP REIT 2.750% due 05/17/31	300,000	299,631
Reliance Standard Life Global Funding II 2.750% due 01/21/27 ~	200,000	208,391
Sun Communities Operating LP REIT 2.700% due 07/15/31	150,000	148,944
The Goldman Sachs Group Inc 3.814% due 04/23/29	500,000	544,316
Truist Bank 2.636% due 09/17/29	250,000	257,142
Ventas Realty LP REIT 2.650% due 01/15/25	250,000	257,760
VICI Properties LP REIT
4.125% due 08/15/30 ~	200,000	211,846
4.625% due 12/01/29 ~	100,000	106,595

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS ESG CORE BOND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Weyerhaeuser Co REIT 4.000% due 11/15/29	$200,000	$223,705

		7,263,943

Industrial - 8.8%

Allegion US Holding Co Inc 3.550% due 10/01/27	300,000	318,346
Canadian Pacific Railway Co (Canada) 2.450% due 12/02/31	400,000	408,282
Flowserve Corp 2.800% due 01/15/32	250,000	243,531
Keysight Technologies Inc 3.000% due 10/30/29	250,000	259,791
Masco Corp 3.500% due 11/15/27	200,000	214,419
nVent Finance Sarl (United Kingdom) 2.750% due 11/15/31	250,000	249,236
Ryder System Inc 2.500% due 09/01/24	200,000	205,866
The Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	650,000	641,567

		2,541,038

Technology - 6.4%

Broadcom Inc
3.187% due 11/15/36 ~	12,000	11,997
4.150% due 11/15/30	238,000	264,168
Dell International LLC 4.900% due 10/01/26	300,000	338,111
Fiserv Inc 3.500% due 07/01/29	250,000	269,124
Hewlett Packard Enterprise Co 1.750% due 04/01/26	250,000	249,951
International Business Machines Corp 3.500% due 05/15/29	150,000	162,939
Micron Technology Inc 2.703% due 04/15/32	250,000	250,715
Oracle Corp 2.300% due 03/25/28	300,000	299,223

		1,846,228

Utilities - 2.4%

Enel Finance International NV (Italy)
1.875% due 07/12/28 ~	500,000	487,878
2.650% due 09/10/24 ~	200,000	206,088

		693,966

Total Corporate Bonds & Notes (Cost $17,555,222)		17,269,003

MORTGAGE-BACKED SECURITIES - 3.3%

Fannie Mae - 1.9%

2.000% due 09/01/35	166,217	170,375
2.000% due 12/01/35	392,441	402,258

		572,633

	Principal Amount	Value
Freddie Mac - 1.4%

2.000% due 12/01/35	$393,996	$403,853

Total Mortgage-Backed Securities (Cost $994,282)		976,486

ASSET-BACKED SECURITIES - 17.3%

Ford Credit Auto Owner Trust
0.700% due 10/15/26	450,000	441,073
1.530% due 05/15/34 ~	350,000	348,400
GM Financial Revolving Receivables Trust 1.170% due 06/12/34 ~	150,000	147,630
Magnetite Ltd (Cayman) 1.104% (USD LIBOR + 0.980%) due 04/15/31 ~ §	250,000	250,156
Magnetite XXVIII Ltd (Cayman) 0.001% (USD LIBOR + 1.130%) due 01/20/35 ~ §	250,000	249,999
Navient Private Education Refi Loan Trust 0.840% due 05/15/69 ~	189,449	187,203
Navient Student Loan Trust
0.702% (USD LIBOR + 0.600%) due 12/26/69 ~ §	137,153	137,517
1.310% due 12/26/69 ~	228,589	222,421
1.320% due 08/26/69 ~	198,390	192,500
OCP CLO Ltd (Cayman) 1.084% (USD LIBOR + 0.960%) due 07/15/30 ~ §	250,000	250,031
Palmer Square CLO Ltd (Cayman) 1.222% (USD LIBOR + 1.100%) due 07/16/31 ~ §	250,000	250,188
Palmer Square Loan Funding Ltd (Cayman)
0.971% (USD LIBOR + 0.800%) due 07/20/29 ~ §	250,000	249,819
1.032% (USD LIBOR + 0.900%) due 04/20/29 ~ §	395,873	396,030
1.528% (USD LIBOR + 1.400%) due 10/15/29 ~ §	500,000	500,103
Santander Drive Auto Receivables Trust
0.590% due 09/15/25	200,000	199,613
0.750% due 02/17/26	750,000	749,483
SMB Private Education Loan Trust
0.610% (USD LIBOR + 0.500%) due 01/15/53 ~ §	40,912	40,929
1.070% due 01/15/53 ~	205,522	200,322

Total Asset-Backed Securities (Cost $5,045,562)		5,013,417

U.S. TREASURY OBLIGATIONS - 15.7%

U.S. Treasury Bonds - 2.9%

1.625% due 11/15/50	500,000	465,996
1.750% due 08/15/41	125,000	121,230
2.000% due 08/15/51	250,000	254,922

		842,148

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS ESG CORE BOND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
U.S. Treasury Notes - 12.8%

0.125% due 11/30/22	$1,300,000	$1,297,113
0.375% due 11/30/25	1,500,000	1,454,824
0.875% due 11/15/30	1,000,000	950,977

		3,702,914

Total U.S. Treasury Obligations (Cost $4,672,747)		4,545,062

	Shares
SHORT-TERM INVESTMENT - 3.6%

Money Market Fund - 3.6%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	1,030,272	1,030,272

Total Short-Term Investment (Cost $1,030,272)		1,030,272

TOTAL INVESTMENTS - 99.4% (Cost $29,298,085)		28,834,240

OTHER ASSETS & LIABILITIES, NET - 0.6%		167,538

NET ASSETS - 100.0%		$29,001,778

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS ESG CORE BOND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$17,269,003	$—	$17,269,003	$—
	Mortgage-Backed Securities	976,486	—	976,486	—
	Asset-Backed Securities	5,013,417	—	5,013,417	—
	U.S. Treasury Obligations	4,545,062	—	4,545,062	—
	Short-Term Investment	1,030,272	1,030,272	—	—

	Total	$28,834,240	$1,030,272	$27,803,968	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.1%

Basic Materials - 0.2%

Constellium SE *	139,640	$2,500,952

Consumer, Cyclical - 0.5%

Beazer Homes USA Inc *	120,441	2,796,640
Cedar Fair LP *	40,059	2,005,354
Six Flags Entertainment Corp *	50,424	2,147,054

		6,949,048

Consumer, Non-Cyclical - 0.1%

HCA Healthcare Inc	5,395	1,386,083

Financial - 0.7%

Bank of America Corp	71,884	3,198,119
JPMorgan Chase & Co	17,264	2,733,754
The Goldman Sachs Group Inc	7,170	2,742,884
Wells Fargo & Co	56,452	2,708,567

		11,383,324

Industrial - 0.6%

Evoqua Water Technologies Corp *	72,114	3,371,330
GFL Environmental Inc (Canada)	68,354	2,587,199
TNT Crane & Rigging Inc	4,054	74,999
Xylem Inc	25,612	3,071,391

		9,104,919

Total Common Stocks (Cost $24,512,990)		31,324,326

EXCHANGE-TRADED FUNDS - 1.0%

iShares iBoxx High Yield Corporate Bond	84,801	7,378,535
SPDR Bloomberg High Yield Bond	77,175	8,378,890

Total Exchange-Traded Funds (Cost $15,320,689)		15,757,425

	Principal Amount
CORPORATE BONDS & NOTES - 63.5%

Basic Materials - 1.8%

Anglo American Capital PLC (South Africa)
2.625% due 09/10/30 ~	$4,450,000	4,368,754
2.875% due 03/17/31 ~	3,000,000	2,989,028
EverArc Escrow SARL 5.000% due 10/30/29 ~	3,200,000	3,207,184
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	2,785,000	2,948,730
Novelis Corp
3.250% due 11/15/26 ~	500,000	504,962
3.875% due 08/15/31 ~	2,179,000	2,168,770
Perenti Finance Pty Ltd (Australia) 6.500% due 10/07/25 ~	2,050,000	2,125,336
SPCM SA (France)
3.125% due 03/15/27 ~	400,000	395,672
3.375% due 03/15/30 ~	5,000,000	4,825,175

	Principal Amount	Value
TMS International Corp 6.250% due 04/15/29 ~	$2,476,000	$2,467,099
WR Grace Holdings LLC 5.625% due 08/15/29 ~	1,150,000	1,180,188

		27,180,898

Communications - 6.5%

Arches Buyer Inc 4.250% due 06/01/28 ~	3,175,000	3,179,096
AT&T Inc
2.250% due 02/01/32	2,475,000	2,394,264
2.300% due 06/01/27	4,000,000	4,072,471
4.350% due 03/01/29	5,500,000	6,183,234
Avaya Inc 6.125% due 09/15/28 ~	3,275,000	3,477,149
Booking Holdings Inc 4.625% due 04/13/30	5,950,000	6,959,523
CCO Holdings LLC 4.250% due 01/15/34 ~	1,375,000	1,355,252
Charter Communications Operating LLC
2.800% due 04/01/31	1,950,000	1,931,905
3.750% due 02/15/28	1,500,000	1,608,233
4.200% due 03/15/28	5,750,000	6,302,177
5.050% due 03/30/29	1,500,000	1,718,781
CSC Holdings LLC
4.625% due 12/01/30 ~	1,400,000	1,327,116
5.750% due 01/15/30 ~	200,000	199,643
6.500% due 02/01/29 ~	2,725,000	2,921,282
Frontier Communications Holdings LLC 5.000% due 05/01/28 ~	4,250,000	4,385,193
LogMeIn Inc 5.500% due 09/01/27 ~	4,600,000	4,659,984
Sirius XM Radio Inc 3.875% due 09/01/31 ~	6,275,000	6,163,462
Sprint Capital Corp 8.750% due 03/15/32	1,000,000	1,501,680
T-Mobile USA Inc
2.400% due 03/15/29 ~	2,000,000	2,021,084
2.625% due 02/15/29	175,000	172,678
2.875% due 02/15/31	75,000	74,200
3.375% due 04/15/29 ~	925,000	944,120
3.375% due 04/15/29	1,125,000	1,148,253
3.500% due 04/15/31	375,000	390,791
3.500% due 04/15/31 ~	750,000	781,583
3.750% due 04/15/27	7,000,000	7,583,808
3.875% due 04/15/30	4,000,000	4,378,905
4.375% due 04/15/40	1,900,000	2,175,589
Uber Technologies Inc 4.500% due 08/15/29 ~	5,525,000	5,636,688
Verizon Communications Inc 2.550% due 03/21/31	11,500,000	11,614,401

		97,262,545

Consumer, Cyclical - 8.1%

Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 09/15/24 ~	574,650	577,987
American Airlines Inc 5.750% due 04/20/29 ~	1,125,000	1,204,599
American Airlines Pass-Through Trust ‘A’
3.500% due 08/15/33	1,791,497	1,719,354
4.100% due 07/15/29	1,142,796	1,126,511

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
American Airlines Pass-Through Trust ‘AA’ 3.150% due 08/15/33	$2,710,213	$2,746,271
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	788,547	781,731
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	2,587,728	2,673,259
Caesars Entertainment Inc 4.625% due 10/15/29 ~	125,000	125,262
Carvana Co
4.875% due 09/01/29 ~	3,375,000	3,219,581
5.500% due 04/15/27 ~	375,000	371,644
5.625% due 10/01/25 ~	3,875,000	3,879,844
Cedar Fair LP 5.250% due 07/15/29	5,500,000	5,645,778
Dornoch Debt Merger Sub Inc 6.625% due 10/15/29 ~	2,070,000	2,046,713
DR Horton Inc 1.300% due 10/15/26	3,000,000	2,931,154
Ford Motor Credit Co LLC
3.375% due 11/13/25	400,000	416,094
4.000% due 11/13/30	400,000	431,012
4.125% due 08/17/27	3,500,000	3,782,170
Foundation Building Materials Inc 6.000% due 03/01/29 ~	1,355,000	1,333,191
General Motors Co
4.200% due 10/01/27	6,500,000	7,118,772
6.125% due 10/01/25	1,950,000	2,241,935
General Motors Financial Co Inc
4.350% due 01/17/27	5,000,000	5,511,818
5.100% due 01/17/24	1,000,000	1,072,732
Golden Nugget Inc 6.750% due 10/15/24 ~	2,375,000	2,378,088
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/31 ~	2,775,000	2,779,176
5.000% due 06/01/29 ~	1,875,000	1,924,791
Hyatt Hotels Corp 5.750% due 04/23/30	5,450,000	6,507,791
Hyundai Capital America 1.650% due 09/17/26 ~	5,000,000	4,905,854
Kohl’s Corp 3.375% due 05/01/31	5,950,000	6,065,876
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	6,375,000	6,176,769
Marriott International Inc 2.850% due 04/15/31	4,000,000	3,991,914
Midwest Gaming Borrower LLC 4.875% due 05/01/29 ~	4,625,000	4,655,155
New Red Finance Inc (Canada) 3.875% due 01/15/28 ~	5,000,000	5,072,450
PetSmart Inc
4.750% due 02/15/28 ~	250,000	257,016
7.750% due 02/15/29 ~	6,150,000	6,691,292
SRS Distribution Inc
4.625% due 07/01/28 ~	2,750,000	2,764,520
6.125% due 07/01/29 ~	1,875,000	1,913,513
STL Holding Co LLC 7.500% due 02/15/26 ~	3,400,000	3,595,500

	Principal Amount	Value
The Michaels Cos Inc 7.875% due 05/01/29 ~	$2,900,000	$2,861,445
United Airlines Pass-Through Trust ‘AA’ 4.150% due 02/25/33	2,458,371	2,695,291
Viking Cruises Ltd
6.250% due 05/15/25 ~	3,200,000	3,171,328
7.000% due 02/15/29 ~	2,625,000	2,636,274
Viking Ocean Cruises Ship VII Ltd 5.625% due 02/15/29 ~	175,000	175,027

		122,176,482

Consumer, Non-Cyclical - 9.1%

Ahern Rentals Inc 7.375% due 05/15/23 ~	6,600,000	6,311,250
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	5,950,000	6,364,060
AmerisourceBergen Corp 2.700% due 03/15/31	8,000,000	8,091,234
Anheuser-Busch InBev Worldwide Inc (Belgium) 4.750% due 01/23/29	9,325,000	10,863,484
APi Escrow Corp 4.750% due 10/15/29 ~	5,925,000	6,052,565
Avantor Funding Inc
3.875% due 11/01/29 ~	450,000	455,555
4.625% due 07/15/28 ~	3,375,000	3,524,057
Avery Dennison Corp 2.250% due 02/15/32	3,000,000	2,916,930
Bausch Health Americas Inc
8.500% due 01/31/27 ~	450,000	473,150
9.250% due 04/01/26 ~	1,500,000	1,586,227
Bausch Health Cos Inc
4.875% due 06/01/28 ~	1,500,000	1,532,715
5.000% due 01/30/28 ~	800,000	737,260
5.000% due 02/15/29 ~	400,000	353,626
5.250% due 02/15/31 ~	200,000	176,060
6.125% due 04/15/25 ~	3,302,000	3,367,495
Central Garden & Pet Co 4.125% due 04/30/31 ~	4,625,000	4,654,947
Cigna Corp 2.375% due 03/15/31	4,100,000	4,125,326
Community Health Systems Inc
4.750% due 02/15/31 ~	765,000	772,933
5.625% due 03/15/27 ~	325,000	344,354
6.125% due 04/01/30 ~	2,500,000	2,477,088
6.625% due 02/15/25 ~	2,025,000	2,098,173
6.875% due 04/15/29 ~	75,000	76,521
CoreLogic Inc 4.500% due 05/01/28 ~	4,225,000	4,215,346
CoStar Group Inc 2.800% due 07/15/30 ~	3,600,000	3,605,104
Global Payments Inc 2.150% due 01/15/27	8,000,000	8,036,386
Humana Inc 1.350% due 02/03/27	5,000,000	4,864,305
Kraft Heinz Foods Co 5.200% due 07/15/45	1,475,000	1,879,780
Lamb Weston Holdings Inc
4.125% due 01/31/30 ~	1,275,000	1,310,598
4.375% due 01/31/32 ~	2,750,000	2,840,571

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Mozart Debt Merger Sub Inc
3.875% due 04/01/29 ~	$1,875,000	$1,872,131
5.250% due 10/01/29 ~	225,000	228,537
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~	900,000	913,739
5.750% due 11/01/28 ~	5,200,000	4,953,078
Option Care Health Inc 4.375% due 10/31/29 ~	6,000,000	6,024,180
Performance Food Group Inc 4.250% due 08/01/29 ~	1,875,000	1,863,150
Post Holdings Inc 5.500% due 12/15/29 ~	450,000	473,531
Sysco Corp 2.450% due 12/14/31	3,000,000	3,007,055
Tenet Healthcare Corp
4.250% due 06/01/29 ~	1,875,000	1,907,381
4.375% due 01/15/30 ~	1,825,000	1,852,101
6.125% due 10/01/28 ~	2,675,000	2,830,832
The Hertz Corp 5.000% due 12/01/29 ~	5,900,000	5,915,694
US Foods Inc 4.625% due 06/01/30 ~	5,800,000	5,874,240
Viatris Inc 2.700% due 06/22/30	4,450,000	4,469,996

		136,292,745

Energy - 8.4%

Antero Midstream Partners LP
5.375% due 06/15/29 ~	750,000	792,525
5.750% due 03/01/27 ~	2,650,000	2,748,712
Antero Resources Corp
5.375% due 03/01/30 ~	4,275,000	4,577,178
7.625% due 02/01/29 ~	1,126,000	1,251,645
Archrock Partners LP
6.250% due 04/01/28 ~	2,025,000	2,114,383
6.875% due 04/01/27 ~	1,325,000	1,392,575
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	7,625,000	8,609,264
Cheniere Energy Partners LP 3.250% due 01/31/32 ~	6,925,000	7,008,100
Chesapeake Energy Corp 5.875% due 02/01/29 ~	575,000	615,900
Colgate Energy Partners III LLC 5.875% due 07/01/29 ~	2,175,000	2,243,339
Comstock Resources Inc 5.875% due 01/15/30 ~	5,000,000	5,133,275
CQP Holdco LP 5.500% due 06/15/31 ~	3,725,000	3,893,817
Endeavor Energy Resources LP
5.750% due 01/30/28 ~	2,000,000	2,135,000
6.625% due 07/15/25 ~	350,000	370,725
Energy Transfer Operating LP
2.900% due 05/15/25	1,000,000	1,033,870
3.750% due 05/15/30	3,000,000	3,182,376
4.000% due 10/01/27	1,200,000	1,289,461
4.050% due 03/15/25	1,200,000	1,272,342
4.750% due 01/15/26	4,200,000	4,598,431
5.500% due 06/01/27	1,500,000	1,712,190
5.800% due 06/15/38	3,000,000	3,640,726
6.500% due 11/15/26	800,000	816,000

	Principal Amount	Value
EnLink Midstream LLC 5.375% due 06/01/29	$3,500,000	$3,584,630
Enterprise Products Operating LLC 5.375% due 02/15/78	3,000,000	3,012,766
EQM Midstream Partners LP
4.750% due 01/15/31 ~	1,350,000	1,429,765
5.500% due 07/15/28	1,250,000	1,367,400
6.000% due 07/01/25 ~	500,000	544,310
6.500% due 07/01/27 ~	1,750,000	1,962,205
Genesis Energy LP
7.750% due 02/01/28	2,750,000	2,774,516
8.000% due 01/15/27	750,000	773,760
ITT Holdings LLC 6.500% due 08/01/29 ~	3,500,000	3,470,740
MPLX LP
2.650% due 08/15/30	2,225,000	2,217,429
4.800% due 02/15/29	1,350,000	1,542,888
6.875% due 02/15/23	450,000	453,375
New Fortress Energy Inc 6.500% due 09/30/26 ~	3,875,000	3,850,278
Occidental Petroleum Corp
5.500% due 12/01/25	325,000	360,872
6.125% due 01/01/31	325,000	395,421
6.625% due 09/01/30	2,700,000	3,345,786
8.000% due 07/15/25	800,000	934,800
8.500% due 07/15/27	1,175,000	1,466,988
8.875% due 07/15/30	1,500,000	2,025,570
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	2,725,000	3,027,516
Southwestern Energy Co 4.750% due 02/01/32	5,450,000	5,749,968
Sunoco LP
4.500% due 05/15/29	2,275,000	2,314,175
4.500% due 04/30/30 ~	900,000	923,787
Tallgrass Energy Partners LP
6.000% due 12/31/30 ~	3,100,000	3,104,743
6.000% due 09/01/31 ~	2,275,000	2,254,457
Targa Resources Partners LP
4.000% due 01/15/32 ~	350,000	366,356
4.875% due 02/01/31	875,000	951,720
5.000% due 01/15/28	650,000	685,953
5.375% due 02/01/27	200,000	206,358
5.875% due 04/15/26	1,500,000	1,567,095
6.500% due 07/15/27	500,000	536,540
The Williams Cos Inc 2.600% due 03/15/31	3,000,000	2,982,742
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~	900,000	935,249
3.875% due 11/01/33 ~	925,000	973,211
4.125% due 08/15/31 ~	900,000	955,557
Vine Energy Holdings LLC 6.750% due 04/15/29 ~	2,975,000	3,233,096

		126,713,856

Financial - 13.7%

AerCap Ireland Capital DAC (Ireland)
2.450% due 10/29/26	3,250,000	3,278,525
3.300% due 01/23/23	1,850,000	1,889,362
4.450% due 10/01/25	2,000,000	2,154,437
4.625% due 10/15/27	1,000,000	1,107,052

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Air Lease Corp
1.875% due 08/15/26	$750,000	$738,357
3.125% due 12/01/30	3,500,000	3,575,544
3.750% due 06/01/26	1,500,000	1,600,243
4.250% due 09/15/24	1,000,000	1,064,404
4.650% due 06/15/26	2,750,000	2,856,563
Athene Holding Ltd
3.500% due 01/15/31	1,000,000	1,058,658
6.150% due 04/03/30	4,925,000	6,099,550
Avolon Holdings Funding Ltd (Ireland)
2.125% due 02/21/26 ~	450,000	442,084
3.250% due 02/15/27 ~	3,200,000	3,224,643
Bank of America Corp
1.922% due 10/24/31	1,000,000	958,560
2.087% due 06/14/29	7,300,000	7,254,231
2.482% due 09/21/36	4,250,000	4,121,336
2.592% due 04/29/31	5,500,000	5,561,906
2.651% due 03/11/32	5,000,000	5,069,527
2.687% due 04/22/32	1,450,000	1,473,043
BOC Aviation Ltd (Singapore) 3.500% due 09/18/27 ~	4,700,000	4,959,053
Citigroup Inc
2.520% due 11/03/32	2,000,000	1,999,837
2.561% due 05/01/32	450,000	452,810
2.666% due 01/29/31	1,000,000	1,016,190
3.668% due 07/24/28	4,000,000	4,317,443
3.980% due 03/20/30	3,000,000	3,314,691
4.075% due 04/23/29	3,000,000	3,311,055
4.450% due 09/29/27	4,500,000	5,021,372
GLP Capital LP REIT
4.000% due 01/15/31	2,925,000	3,125,143
5.300% due 01/15/29	9,000,000	10,229,490
Host Hotels & Resorts LP REIT
2.900% due 12/15/31	1,750,000	1,690,244
3.375% due 12/15/29	6,800,000	6,938,071
HSBC Holdings PLC (United Kingdom)
2.206% due 08/17/29	4,500,000	4,416,237
2.871% due 11/22/32	1,000,000	1,009,399
4.700% due 03/09/31	3,000,000	3,007,500
Invitation Homes Operating Partnership LP REIT 2.700% due 01/15/34	6,000,000	5,892,334
Iron Mountain Inc REIT
4.500% due 02/15/31 ~	275,000	278,438
4.875% due 09/15/29 ~	4,175,000	4,327,805
5.000% due 07/15/28 ~	500,000	514,502
5.250% due 03/15/28 ~	575,000	598,989
5.250% due 07/15/30 ~	1,000,000	1,055,616
Iron Mountain Information Management Services Inc REIT 5.000% due 07/15/32 ~	900,000	922,892
JPMorgan Chase & Co
2.069% due 06/01/29	6,000,000	5,954,460
2.522% due 04/22/31	1,950,000	1,973,039
2.580% due 04/22/32	550,000	557,655
3.650% due 06/01/26	6,000,000	6,000,000
4.005% due 04/23/29	2,000,000	2,209,294
4.125% due 12/15/26	5,725,000	6,318,779
Liberty Mutual Group Inc 4.300% due 02/01/61 ~	3,950,000	3,718,984

	Principal Amount	Value
Morgan Stanley
2.484% due 09/16/36	$550,000	$530,203
3.591% due 07/22/28	11,000,000	11,867,968
5.000% due 11/24/25	3,150,000	3,529,553
OneMain Finance Corp
3.875% due 09/15/28	3,175,000	3,116,310
4.000% due 09/15/30	800,000	788,040
5.375% due 11/15/29	2,775,000	3,021,281
7.125% due 03/15/26	3,425,000	3,909,552
The Goldman Sachs Group Inc
1.542% due 09/10/27	7,000,000	6,862,110
2.383% due 07/21/32	450,000	443,440
2.600% due 02/07/30	4,000,000	4,071,110
2.615% due 04/22/32	3,050,000	3,075,123
3.800% due 03/15/30	3,000,000	3,305,725
VICI Properties LP REIT 4.625% due 12/01/29 ~	3,000,000	3,197,850
Wells Fargo & Co
2.393% due 06/02/28	4,500,000	4,576,789
3.900% due 03/15/26	4,800,000	4,935,000

		205,889,401

Industrial - 11.8%

Allegion US Holding Co Inc
3.200% due 10/01/24	3,000,000	3,121,846
3.550% due 10/01/27	650,000	689,750
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	5,300,000	5,464,512
Ardagh Packaging Finance PLC (Ireland) 5.250% due 08/15/27 ~	1,629,000	1,641,014
Artera Services LLC 9.033% due 12/04/25 ~	2,750,000	2,912,387
BWX Technologies Inc 4.125% due 04/15/29 ~	4,850,000	4,917,585
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	7,050,000	7,186,699
Carrier Global Corp 2.722% due 02/15/30	4,450,000	4,549,432
First Student Bidco Inc 4.000% due 07/31/29 ~	7,475,000	7,277,025
Flowserve Corp
2.800% due 01/15/32	3,550,000	3,458,145
3.500% due 10/01/30	7,050,000	7,291,675
GFL Environmental Inc (Canada)
3.500% due 09/01/28 ~	1,025,000	1,011,291
4.000% due 08/01/28 ~	875,000	858,983
4.375% due 08/15/29 ~	450,000	446,463
4.750% due 06/15/29 ~	2,375,000	2,399,415
Granite US Holdings Corp 11.000% due 10/01/27 ~	1,975,000	2,149,787
Hillenbrand Inc 3.750% due 03/01/31	3,875,000	3,890,248
Husky III Holding Ltd (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	2,050,000	2,154,878
LABL Inc
5.875% due 11/01/28 ~	5,225,000	5,394,812
8.250% due 11/01/29 ~	1,975,000	1,989,664

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Madison IAQ LLC
4.125% due 06/30/28 ~	$375,000	$376,491
5.875% due 06/30/29 ~	2,625,000	2,629,016
Masco Corp 7.750% due 08/01/29	4,110,000	5,503,234
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	1,875,000	1,894,631
7.250% due 04/15/25 ~	5,200,000	5,218,980
nVent Finance Sarl (United Kingdom) 2.750% due 11/15/31	3,600,000	3,588,994
OT Merger Corp 7.875% due 10/15/29 ~	5,500,000	5,418,352
Penske Truck Leasing Co LP 3.350% due 11/01/29 ~	3,675,000	3,900,516
Standard Industries Inc
4.375% due 07/15/30 ~	3,000,000	3,066,840
4.750% due 01/15/28 ~	4,443,000	4,595,462
5.000% due 02/15/27 ~	1,500,000	1,545,952
TD SYNNEX Corp 2.650% due 08/09/31 ~	5,000,000	4,813,266
Teledyne Technologies Inc
2.250% due 04/01/28	3,500,000	3,500,134
2.750% due 04/01/31	3,500,000	3,552,914
Textron Inc 3.000% due 06/01/30	3,700,000	3,822,612
The Boeing Co 5.040% due 05/01/27	12,200,000	13,746,752
The Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	6,800,000	6,711,777
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	3,395,000	3,449,456
TK Elevator US Newco Inc (Germany) 5.250% due 07/15/27 ~	5,000,000	5,262,650
TransDigm Inc
4.625% due 01/15/29	675,000	673,981
4.875% due 05/01/29	4,475,000	4,500,977
5.500% due 11/15/27	675,000	696,448
TriMas Corp 4.125% due 04/15/29 ~	4,225,000	4,241,816
Vertiv Group Corp 4.125% due 11/15/28 ~	6,475,000	6,550,855
Vontier Corp 2.950% due 04/01/31 ~	4,500,000	4,463,932
WRKCo Inc 3.900% due 06/01/28	5,175,000	5,670,622

		178,202,271

Technology - 3.0%

Apple Inc 1.400% due 08/05/28	4,000,000	3,919,913
Broadcom Inc
3.137% due 11/15/35 ~	2,700,000	2,718,993
3.187% due 11/15/36 ~	203,000	202,953
3.469% due 04/15/34 ~	2,000,000	2,095,990
4.150% due 11/15/30	3,747,000	4,158,976
Dell International LLC
4.900% due 10/01/26	1,700,000	1,915,964
6.200% due 07/15/30	2,950,000	3,726,521
8.100% due 07/15/36	540,000	822,933

	Principal Amount	Value
HP Inc 2.650% due 06/17/31 ~	$2,550,000	$2,516,692
Kyndryl Holdings Inc 2.700% due 10/15/28 ~	3,000,000	2,905,725
Open Text Corp (Canada) 3.875% due 12/01/29 ~	1,350,000	1,369,116
Open Text Holdings Inc (Canada) 4.125% due 12/01/31 ~	3,200,000	3,236,976
Oracle Corp 2.300% due 03/25/28	4,000,000	3,989,639
Rackspace Technology Global Inc 3.500% due 02/15/28 ~	7,700,000	7,341,835
The Dun & Bradstreet Corp 5.000% due 12/15/29 ~	225,000	230,566
Twilio Inc
3.625% due 03/15/29	750,000	757,792
3.875% due 03/15/31	2,750,000	2,780,621

		44,691,205

Utilities - 1.1%

IPALCO Enterprises Inc 4.250% due 05/01/30	4,000,000	4,399,392
Pike Corp 5.500% due 09/01/28 ~	4,050,000	4,064,985
Vistra Operations Co LLC
4.300% due 07/15/29 ~	6,000,000	6,422,621
4.375% due 05/01/29 ~	375,000	376,367
5.625% due 02/15/27 ~	850,000	876,575

		16,139,940

Total Corporate Bonds & Notes (Cost $938,400,619)		954,549,343

SENIOR LOAN NOTES - 27.2%

Communications - 1.1%

Clear Channel Outdoor Holdings Inc Term B 3.629% (USD LIBOR + 3.500%) due 08/21/26 §	6,614,173	6,530,980
CommScope Inc Term B-2 3.354% (USD LIBOR + 3.250%) due 04/04/26 §	3,421,250	3,383,828
Uber Technologies Inc Term B
3.604% (USD LIBOR + 3.500%) due 04/04/25 §	4,701,282	4,708,259
3.604% (USD LIBOR + 3.500%) due 02/25/27 §	2,473,890	2,477,755

		17,100,822

Consumer, Cyclical - 4.6%

Caesars Resort Collection LLC Term B 2.854% (USD LIBOR + 2.750%) due 12/22/24 §	6,254,545	6,230,309
ClubCorp Holdings Inc Term B 2.974% (USD LIBOR + 2.750%) due 09/18/24 §	4,329,021	4,180,596
Golden Nugget LLC Term B 3.250% (USD LIBOR + 2.500%) due 10/04/23 §	2,974,536	2,960,339

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Great Outdoors Group LLC Term B-1 4.500% (USD LIBOR + 3.750%) due 03/05/28 §	$3,217,561	$3,225,103
Hilton Grand Vacations Borrower LLC Term B 3.500% (USD LIBOR + 3.000%) due 08/02/28 §	8,478,750	8,502,592
LBM Acquisition LLC Term B 4.500% (USD LIBOR + 3.750%) due 12/18/27 § ¥	6,457,248	6,410,834
MIC Glen LLC (2nd Lien) 7.250% (USD LIBOR + 6.750%) due 07/21/29 §	1,750,000	1,765,312
Mileage Plus Holdings LLC Term B 6.250% (USD LIBOR + 5.250%) due 06/20/27 §	4,000,000	4,232,500
Motion Finco LLC Term B (United Kingdom) 3.474% (USD LIBOR + 3.250%) due 11/04/26 §	2,962,687	2,903,433
SeaWorld Parks & Entertainment Inc Term B 3.500% (USD LIBOR + 3.000%) due 08/25/28 §	7,730,625	7,709,366
SRS Distribution Inc Term B 4.250% (USD LIBOR + 3.750%) due 06/02/28 §	12,468,750	12,464,860
Tacala Investment Corp Term B
4.250% (USD LIBOR + 3.500%) due 02/05/27 §	3,859,722	3,857,310
(2nd Lien) 8.250% (USD LIBOR + 7.500%) due 02/05/28 §	1,500,000	1,500,000
United Airlines Inc Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 §	3,970,000	3,992,057

		69,934,611

Consumer, Non-Cyclical - 6.8%

Allied Universal Holdco LLC Term B 4.250% (USD LIBOR + 3.750%) due 05/14/28 §	9,975,000	9,947,988
Bausch Health Americas Inc Term B 3.104% (USD LIBOR + 3.000%) due 06/01/25 §	1,613,409	1,608,255
CoreLogic Inc Term B 4.000% (USD LIBOR + 3.500%) due 06/02/28 §	10,972,500	10,980,729
Garda World Security Corp Term B (Canada) 4.360% (USD LIBOR + 4.250%) due 10/30/26 §	2,404,729	2,404,729
Heartland Dental LLC Term B 4.089% (USD LIBOR + 4.000%) due 04/30/25 §	8,706,250	8,696,273
ICON Luxembourg SARL Term B (Luxembourg) 2.750% (USD LIBOR + 2.250%) due 07/01/28 §	5,807,711	5,816,178
LifePoint Health Inc Term B 3.852% (USD LIBOR + 3.750%) due 11/16/25 §	4,458,381	4,460,053
Mavis Tire Express Services Topco Corp 4.750% (USD LIBOR + 4.000%) due 05/04/28 §	7,960,000	7,973,930

	Principal Amount	Value
Mozart Borrower LP Term B 3.750% (USD LIBOR + 3.250%) due 10/21/28 §	$4,250,000	$4,251,326
Ortho-Clinical Diagnostics SA Term B (Luxembourg) 3.103% (USD LIBOR + 3.000%) due 06/30/25 §	3,487,971	3,491,100
Pathway Vet Alliance LLC Term B 3.854% (USD LIBOR + 3.750%) due 03/31/27 §	8,919,575	8,901,923
PetVet Care Centers LLC
2.854% (USD LIBOR + 2.750%) due 02/14/25 §	2,938,941	2,916,441
(2nd Lien) 6.354% (USD LIBOR + 6.250%) due 02/15/26 §	2,000,000	2,012,500
Term B 3.354% (USD LIBOR + 3.250%) due 02/14/25 §	2,961,735	2,939,060
Term B-3 4.250% (USD LIBOR + 3.500%) due 02/15/25 §	3,989,796	3,994,783
PRA Health Sciences Inc Term B 2.500% (USD LIBOR + 2.250%) due 07/01/28 §	1,446,995	1,449,104
Spin Holdco Inc Term B 4.750% (USD LIBOR + 4.000%) due 03/04/28 §	5,970,000	5,995,707
Sunshine Luxembourg VII SARL Term B 4.500% (USD LIBOR + 3.750%) due 10/02/26 §	8,657,044	8,675,985
WCG Purchaser Corp Term B 5.000% (USD LIBOR + 4.000%) due 01/08/27 §	5,969,697	5,984,621

		102,500,685

Energy - 1.0%

CQP Holdco LP Term B 4.250% (USD LIBOR + 3.750%) due 06/04/28 §	7,960,000	7,947,065
Traverse Midstream Partners LLC Term B 5.250% (SOFR + 4.250%) due 09/27/24 §	7,610,801	7,591,774

		15,538,839

Financial - 2.1%

AssuredPartners Inc Term B 3.604% (USD LIBOR + 3.500%) due 02/13/27 §	5,390,000	5,356,312
Avolon (US) LLC Term B-3 (Ireland) 2.500% (USD LIBOR + 1.750%) due 01/15/25 §	6,021,522	6,030,723
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	8,937,002	8,958,549
NFP Corp Term B 3.354% (USD LIBOR + 3.250%) due 02/13/27 §	4,666,875	4,598,123

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
USI Inc Term B 3.224% (USD LIBOR + 3.000%) due 05/16/24 §	$6,288,974	$6,250,976

		31,194,683

Industrial - 6.6%

Brand Industrial Services Inc 5.250% (USD LIBOR + 4.250%) due 06/21/24 §	3,829,574	3,756,402
Brown Group Holding LLC Term B 2.750% (USD LIBOR + 2.500%) due 06/07/28 §	4,892,380	4,889,322
Dynasty Acquisition Co Inc 3.724% (USD LIBOR + 3.500%) due 04/08/26 §	3,736,429	3,647,689
Engineered Machinery Holdings Inc 4.500% (USD LIBOR + 3.750%) due 05/21/28 §	3,815,689	3,810,919
Filtration Group Corp Term B 3.104% (USD LIBOR + 3.000%) due 03/29/25 §	5,920,025	5,882,285
Flex Acquisition Co Inc Term B
3.131% (USD LIBOR + 3.000%) due 06/29/25 §	962,649	955,515
4.000% (USD LIBOR + 3.500%) due 03/02/28 §	3,553,634	3,551,729
GFL Environmental Inc Term B (Canada) 3.500% (USD LIBOR + 3.000%) due 05/31/25 §	2,557,875	2,566,349
LABL Inc Term B 5.500% (USD LIBOR + 5.000%) due 10/29/28 §	9,750,000	9,753,042
Madison IAQ LLC 3.750% (USD LIBOR + 3.250%) due 06/21/28 §	7,960,000	7,964,147
Mauser Packaging Solutions Holding Co Term B 3.354% (USD LIBOR + 3.250%) due 04/03/24 §	8,068,379	7,974,730
Pregis TopCo LLC
4.500% (USD LIBOR + 4.000%) due 08/01/26 §	3,491,250	3,497,796
Term B 4.090% (USD LIBOR + 4.000%) due 08/01/26 §	5,443,229	5,431,320
Pro Mach Group Inc
5.000% (USD LIBOR + 4.000%) due 08/31/28 § f	502,793	505,173
Term B 5.000% (USD LIBOR + 4.000%) due 08/31/28 §	3,997,207	4,016,121
Proampac PG Borrower LLC Term B 4.500% (USD LIBOR + 3.750%) due 11/03/25 §	7,689,746	7,701,280
Quikrete Holdings Inc Term B-1 due 06/11/28 § ¥	3,500,000	3,493,620
Standard Aero Ltd 3.724% (USD LIBOR + 3.500%) due 04/08/26 §	2,008,833	1,961,123

	Principal Amount	Value
Titan Acquisition Ltd Term B (Canada) 3.354% (USD LIBOR + 3.000%) due 03/28/25 §	$3,874,370	$3,812,927
TransDigm Inc
Term E 2.354% (USD LIBOR + 2.250%) due 05/30/25 §	2,450,000	2,417,792
Term F 2.354% (USD LIBOR + 2.250%) due 12/09/25 §	945,816	934,262
Term G 2.354% (USD LIBOR + 2.250%) due 08/22/24 §	2,754,600	2,727,680
TricorBraun Holdings Inc 3.750% (USD LIBOR + 3.250%) due 03/03/28 §	4,976,507	4,946,569
USIC Holdings Inc Term B 4.250% (USD LIBOR + 3.500%) due 05/14/28 §	2,727,473	2,727,473

		98,925,265

Technology - 4.7%

Applied Systems Inc Term B 3.500% (USD LIBOR + 3.000%) due 09/19/24 §	14,385,380	14,397,737
Bright Bidco BV Term B (Netherlands) 4.500% (USD LIBOR + 3.500%) due 06/30/24 §	1,984,477	1,535,241
Epicor Software Corp Term C due 07/31/27 § ¥	5,969,773	5,973,337
Finastra USA Inc Term B 4.500% (USD LIBOR + 3.500%) due 06/13/24 §	4,945,566	4,929,226
Peraton Corp Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 §	7,940,000	7,957,722
Rackspace Technology Global Inc Term B 3.500% (USD LIBOR + 2.750%) due 02/09/28 §	4,975,000	4,944,528
RealPage Inc Term B 3.750% (USD LIBOR + 3.250%) due 04/22/28 §	6,982,500	6,970,281
Solera LLC Term B 4.500% (USD LIBOR + 4.000%) due 06/04/28 §	7,980,000	7,988,483
Tempo Acquisition LLC Term B 3.354% (USD LIBOR + 3.250%) due 10/31/26 §	5,772,484	5,787,816
UKG Inc
3.750% (USD LIBOR + 3.250%) due 05/03/26 §	8,935,012	8,901,506
(2nd Lien) 5.750% (USD LIBOR + 5.250%) due 05/03/27 §	750,000	754,688

		70,140,565

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Utilities - 0.3%

PG&E Corp Term B 3.500% (USD LIBOR + 3.000%) due 06/23/25 §	$4,186,250	$4,151,366

Total Senior Loan Notes (Cost $409,382,682)		409,486,836

ASSET-BACKED SECURITIES - 3.4%

Dryden CLO Ltd (Cayman)
1.522% (USD LIBOR + 1.400%) due 04/18/31 ~ §	2,600,000	2,587,888
1.522% (USD LIBOR + 1.400%) due 01/17/32 ~ §	1,500,000	1,491,958
1.622% (USD LIBOR + 1.500%) due 07/17/31 ~ §	1,500,000	1,502,622
1.872% (USD LIBOR + 1.750%) due 01/17/32 ~ §	1,500,000	1,498,133
1.922% (USD LIBOR + 1.800%) due 07/17/31 ~ §	1,500,000	1,487,271
2.024% (USD LIBOR + 1.900%) due 04/15/31 ~ §	250,000	248,643
Flatiron RR CLO 22 LLC 1.740% (USD LIBOR + 1.600%) due 10/15/34 ~ §	7,000,000	6,999,902
Madison Park Funding Ltd (Cayman)
1.724% (USD LIBOR + 1.600%) due 07/15/30 ~ §	2,000,000	2,001,088
1.872% (USD LIBOR + 1.750%) due 10/18/30 ~ §	2,650,000	2,652,387
1.974% (USD LIBOR + 1.850%) due 07/15/30 ~ §	1,000,000	989,548
Magnetite Xxx Ltd (Cayman) 1.732% (USD LIBOR + 1.600%) due 10/25/34 ~ §	6,550,000	6,549,902
Neuberger Berman Loan Advisers CLO 38 Ltd (Cayman) 1.782% (USD LIBOR + 1.650%) due 10/20/35 ~ §	5,000,000	4,982,375
Palmer Square Loan Funding Ltd (Cayman)
1.510% (USD LIBOR + 1.350%) due 02/20/28 ~ §	2,000,000	2,001,946
2.060% (USD LIBOR + 1.900%) due 02/20/28 ~ §	1,000,000	995,560
3.374% (USD LIBOR + 3.250%) due 10/24/27 ~ §	2,250,000	2,253,789
Rad CLO 12 Ltd (Cayman) 1.791% (USD LIBOR + 1.650%) due 10/30/34 ~ §	4,000,000	3,999,936
Sandstone Peak Ltd (Cayman) 1.958% (USD LIBOR + 1.800%) due 10/15/34 ~ §	9,000,000	8,945,784

Total Asset-Backed Securities (Cost $51,300,000)		51,188,732

	Shares	Value
SHORT-TERM INVESTMENT - 2.5%

Money Market Fund - 2.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	36,926,212	$36,926,212

Total Short-Term Investment (Cost $36,926,212)		36,926,212

TOTAL INVESTMENTS - 99.7% (Cost $1,475,843,192)		1,499,232,874

OTHER ASSETS & LIABILITIES, NET - 0.3%		4,043,829

NET ASSETS - 100.0%		$1,503,276,703

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$2,500,952	$2,500,952	$—	$—
	Consumer, Cyclical	6,949,048	6,949,048	—	—
	Consumer, Non-Cyclical	1,386,083	1,386,083	—	—
	Financial	11,383,324	11,383,324	—	—
	Industrial	9,104,919	9,029,920	74,999	—
	Total Common Stocks	31,324,326	31,249,327	74,999	—
	Exchange-Traded Funds	15,757,425	15,757,425	—	—
	Corporate Bonds & Notes	954,549,343	—	954,549,343	—
	Senior Loan Notes	409,486,836	—	409,486,836	—
	Asset-Backed Securities	51,188,732	—	51,188,732	—
	Short-Term Investment	36,926,212	36,926,212	—	—
	Total	$1,499,232,874	$83,932,964	$1,415,299,910	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.8%

iShares iBoxx High Yield Corporate Bond	285,245	$24,819,168
SPDR Blackstone	622,110	28,386,879

Total Exchange-Traded Funds (Cost $53,047,869)		53,206,047

	Principal Amount
CORPORATE BONDS & NOTES - 3.4%

Communications - 0.5%

CSC Holdings LLC 6.500% due 02/01/29 ~	$13,500,000	14,472,405

Consumer, Cyclical - 1.3%

Carnival Corp 9.875% due 08/01/27 ~	9,335,000	10,676,906
eG Global Finance PLC (United Kingdom)
6.750% due 02/07/25 ~	11,909,000	12,070,248
8.500% due 10/30/25 ~	2,000,000	2,074,580
Merlin Entertainments PLC. 144A (United Kingdom) 5.750% due 06/15/26 ~	12,903,000	13,433,249

		38,254,983

Consumer, Non-Cyclical - 1.1%

Allied Universal Holdco LLC
4.625% due 06/01/28 ~	9,000,000	8,869,656
6.625% due 07/15/26 ~	16,152,000	16,967,272
CoreLogic Inc 4.500% due 05/01/28 ~	9,250,000	9,228,864

		35,065,792

Industrial - 0.5%

TransDigm Inc 6.250% due 03/15/26 ~	15,176,000	15,792,753

Total Corporate Bonds & Notes (Cost $103,351,494)		103,585,933

SENIOR LOAN NOTES - 88.0%

Basic Materials - 2.9%

ASP Unifrax Holdings Inc Term B 3.974% (USD LIBOR + 3.750%) due 12/14/25 §	8,242,160	8,152,007
Herens US Holdco Corp Term B 4.750% (USD LIBOR + 4.000%) due 07/02/28 §	23,375,019	23,384,322
SPA US HoldCo Inc Term B 4.750% (USD LIBOR + 4.000%) due 02/04/28 ± §	22,597,587	22,654,081
Sparta US HoldCo LLC 4.250% due 08/02/28 §	15,000,000	15,025,005

	Principal Amount	Value
Vantage Specialty Chemicals Inc Term B 4.500% (USD LIBOR + 3.500%) due 10/28/24 § ¥	$18,451,948	$18,124,426

		87,339,841

Communications - 5.7%

Arches Buyer Inc 3.750% (USD LIBOR + 3.250%) due 12/06/27 §	26,632,457	26,493,063
Clear Channel Outdoor Holdings Inc Term B 3.629% (USD LIBOR + 3.500%) due 08/21/26 §	19,383,105	19,139,304
CNT Holdings I Corp
(2nd Lien) 7.500% (USD LIBOR + 6.750%) due 11/06/28 § ¥	21,380,111	21,567,187
Term B 4.500% (USD LIBOR + 3.750%) due 11/08/27 §	986,185	987,171
Hunter Holdco 3 Ltd Term B 4.750% (USD LIBOR + 4.250%) due 08/19/28 §	23,537,344	23,611,016
MH Sub I LLC 4.750% (USD LIBOR + 3.750%) due 09/15/24 §	15,658,493	15,712,327
Pug LLC
Term B 3.604% (USD LIBOR + 3.500%) due 02/13/27 §	9,308,663	9,122,489
4.750% (USD LIBOR + 4.250%) due 02/13/27 §	13,880,798	13,880,798
Radiate Holdco, LLC Term B 4.000% (USD LIBOR + 3.250%) due 09/25/26 §	18,250,000	18,213,244
Xplornet Communications Inc (Canada)
(2nd Lien) 7.500% (USD LIBOR + 7.000%) due 10/01/29 ± §	7,500,000	7,518,750
Term B 4.500% (USD LIBOR + 4.000%) due 10/01/28 §	16,583,438	16,595,875

		172,841,224

Consumer, Cyclical - 11.1%

BCPE Empire Holdings Inc 4.104% - 4.500% (USD LIBOR + 4.000%) due 06/12/26 ± §	12,971,682	12,924,485
Carnival Corp
Term B 3.750% (USD LIBOR + 3.000%) due 06/30/25 §	13,743,684	13,614,837
4.000% (USD LIBOR + 3.250%) due 10/18/28 § ¥	25,750,000	25,524,687
ClubCorp Holdings Inc Term B 2.974% (USD LIBOR + 2.750%) due 09/18/24 § ¥	23,538,185	22,731,155
FCG Acquisitions Inc (2nd Lien) 7.250% (USD LIBOR + 6.750%) due 04/01/29 ± §	6,750,000	6,783,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
First Brands Group LLC Term B 6.000% (USD LIBOR + 5.000%) due 03/30/27 §	$11,988,018	$12,065,940
Golden Nugget LLC Term B 3.250% (USD LIBOR + 2.500%) due 10/04/23 § ¥	40,401,235	40,208,400
Great Outdoors Group LLC Term B-1 4.500% (USD LIBOR + 3.750%) due 03/05/28 §	35,693,548	35,777,214
LBM Acquisition LLC Term B 4.500% (USD LIBOR + 3.750%) due 12/18/27 § ¥	16,900,704	16,779,221
MIC Glen LLC (2nd Lien) 7.250% (USD LIBOR + 6.750%) due 07/21/29 §	4,750,000	4,791,563
Motion Finco LLC Term B (United Kingdom)
3.474% (USD LIBOR + 3.250%) due 11/04/26 §	1,206,683	1,182,549
PetSmart Inc Term B 4.500% (USD LIBOR + 3.750%) due 02/12/28 § ¥	22,143,486	22,217,290
Playa Resorts Holding BV Term B 3.750% (USD LIBOR + 2.750%) due 04/27/24 § ¥	31,523,699	30,804,580
SRS Distribution Inc Term B 4.250% (USD LIBOR + 3.750%) due 06/02/28 §	27,742,416	27,733,760
Sunset Debt Merger Sub Inc Term B 4.750% (USD LIBOR + 4.000%) due 10/06/28 §	18,750,000	18,609,375
Tecta America Corp 5.000% (USD LIBOR + 4.250%) due 04/09/28 §	8,095,549	8,110,728
United Airlines Inc Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 §	34,929,516	35,123,585

		334,983,119

Consumer, Non-Cyclical - 22.7%

Air Methods Corp 4.500% (USD LIBOR + 3.500%) due 04/21/24 § ¥	9,475,196	9,017,231
Allied Universal Holdco LLC Term B 4.250% (USD LIBOR + 3.750%) due 05/14/28 §	43,819,801	43,701,137
ATI Holdings Acquisition Inc Term B 4.500% (USD LIBOR + 3.500%) due 05/10/23 §	10,852,697	10,481,893
CoreLogic Inc
(2nd Lien) 7.000% (USD LIBOR + 6.500%) due 06/04/29 § ¥	20,802,823	21,049,857
Term B 4.000% (USD LIBOR + 3.500%) due 06/02/28 §	30,174,375	30,197,006

	Principal Amount	Value
Curium Bidco SARL Term B (Luxembourg)
4.132% (USD LIBOR + 3.750%) due 07/11/26 ± §	$4,112,843	$4,117,984
5.000% (USD LIBOR + 4.250%) due 09/10/27 ± §	5,077,472	5,090,165
Driven Holdings LLC Term B 3.517% (USD LIBOR + 3.000%) due 12/17/28 ± §	8,500,000	8,510,625
Employbridge Holding Co Term B 5.500% (USD LIBOR + 4.750%) due 07/19/28 §	6,013,055	5,968,895
EyeCare Partners LLC 4.250% (USD LIBOR + 3.750%) due 11/15/28 §	8,400,000	8,381,621
4.250% (USD LIBOR + 3.750%) due 11/15/28 § F	2,100,000	2,095,405
Flynn America LP Term B 5.000% (USD LIBOR + 4.500%) due 07/29/28 §	5,750,000	5,505,625
Gainwell Acquisition Corp Term B 4.750% (USD LIBOR + 4.000%) due 10/01/27 §	25,020,996	25,122,632
Garda World Security Corp Term B (Canada) 4.360% (USD LIBOR + 4.250%) due 10/30/26 §	22,338,317	22,338,317
Heartland Dental LLC
Term B 3.604% (USD LIBOR + 3.500%) due 04/30/25 § ¥	34,489,379	34,190,288
4.089% (USD LIBOR + 4.000%) due 04/30/25 §	5,848,799	5,842,097
Mavis Tire Express Services Topco Corp 4.750% (USD LIBOR + 4.000%) due 05/04/28 §	28,353,759	28,403,378
Midwest Veterinary Partners LLC 4.750% (USD LIBOR + 4.000%) due 04/30/28 ± § ¥	30,135,078	30,059,741
Mozart Borrower LP Term B 3.750% (USD LIBOR + 3.250%) due 10/21/28 §	13,875,000	13,879,329
Packaging Coordinators Midco Inc 4.500% (USD LIBOR + 3.750%) due 11/30/27 §	43,061,983	43,115,810
Pathway Vet Alliance LLC Term B 3.854% (USD LIBOR + 3.750%) due 03/31/27 §	51,953,977	51,851,160
PECF USS Intermediate Holding III Corp Term B due 12/17/28 ¥	7,500,000	7,516,875
PetVet Care Centers LLC
(2nd Lien) 6.354% (USD LIBOR + 6.250%) due 02/15/26 §	24,758,221	24,912,960
Term B-3 4.250% (USD LIBOR + 3.500%) due 02/15/25 §	54,550,386	54,618,574

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Precision Medicine Group LLC
due 11/20/27 F	$2,456,169	$2,450,028
Term B 3.750% (USD LIBOR + 3.000%) due 11/20/27 §	21,843,504	21,788,895
Southern Veterinary Partners LLC 5.000% (USD LIBOR + 4.000%) due 10/05/27 § ¥	34,866,168	34,920,629
Spin Holdco Inc Term B 4.750% (USD LIBOR + 4.000%) due 03/04/28 §	19,152,555	19,235,025
Sunshine Luxembourg VII SARL Term B 4.500% (USD LIBOR + 3.750%) due 10/02/26 §	31,805,149	31,874,739
Team Health Holdings Inc Term B 3.750% (USD LIBOR + 2.750%) due 02/06/24 §	23,513,063	22,580,935
US Anesthesia Partners Inc Term B 4.750% (USD LIBOR + 4.250%) due 10/01/28 §	13,715,625	13,698,480
Vetcor Professional Practices LLC 3.158% (USD LIBOR + 3.000%) due 07/02/25 §	16,675,729	16,535,020
WCG Purchaser Corp Term B 5.000% (USD LIBOR + 4.000%) due 01/08/27 § ¥	23,945,651	24,005,515

		683,057,871

Energy - 4.8%

BCP Raptor LLC 5.250% (USD LIBOR + 4.250%) due 06/30/24 §	35,007,381	34,997,999
BCP Raptor II LLC Term B 4.895% (USD LIBOR + 4.750%) due 11/03/25 § ¥	38,128,362	37,999,679
Brazos Delaware II LLC Term B 4.103% (USD LIBOR + 4.000%) due 05/29/25 §	10,620,105	10,359,583
Lucid Energy Group II Borrower LLC 5.000% (USD LIBOR + 4.250%) due 11/22/28 §	21,250,000	21,010,938
Traverse Midstream Partners LLC Term B 5.250% (SOFR + 4.250%) due 09/27/24 § ¥	38,575,137	38,478,699

		142,846,898

Financial - 8.1%

Acrisure LLC Term B
3.724% (USD LIBOR + 3.500%) due 02/15/27 §	6,192,649	6,135,881
4.750% (USD LIBOR + 4.250%) due 02/15/27 §	10,500,000	10,513,125
Alliant Holdings Intermediate LLC
Term B 3.354% (USD LIBOR + 3.250%) due 05/10/25 §	4,498,224	4,459,989
Term B-3 4.000% (USD LIBOR + 3.500%) due 11/12/27 §	31,171,875	31,171,875

	Principal Amount	Value
Apex Group Treasury LLC Term B 4.250% (USD LIBOR + 3.750%) due 07/27/28 § ¥	$26,683,125	$26,674,800
AssuredPartners Inc Term B 3.604% - 4.000% (USD LIBOR + 3.500%) due 02/13/27 § ¥	16,895,462	16,854,332
Broadstreet Partners Inc Term B 3.750% (USD LIBOR + 3.250%) due 01/27/27 §	11,221,875	11,158,752
Deerfield Dakota Holding LLC Term B
4.750% (USD LIBOR + 3.750%) due 04/09/27 §	17,147,792	17,189,135
(2nd Lien) 7.500% (USD LIBOR + 6.750%) due 04/14/28 §	33,992,688	34,736,278
HUB International Ltd
Term B 2.875% (USD LIBOR + 2.750%) due 04/25/25 §	7,550,833	7,467,457
Term B-3 4.000% (USD LIBOR + 3.250%) due 04/25/25 §	44,904,102	44,948,557
OneDigital Borrower LLC Term B 4.750% (SOFR + 4.250%) due 11/16/27 §	19,340,156	19,340,156
USI Inc Term B 3.224% (USD LIBOR + 3.000%) due 05/16/24 §	11,794,322	11,723,061

		242,373,398

Industrial - 18.1%

Altera Services LLC 4.500% (USD LIBOR + 3.500%) due 03/06/25 §	10,447,500	10,142,778
ASP Blade Holdings Inc Term B 4.500% (USD LIBOR + 4.000%) due 10/15/28 §	6,750,000	6,759,491
ASP LS Acquisition Corp 5.250% (USD LIBOR + 4.500%) due 05/07/28 §	6,234,375	6,248,988
Brand Industrial Services Inc 5.250% (USD LIBOR + 4.250%) due 06/21/24 § ¥	9,227,397	9,051,089
Chariot Buyer LLC Term B 4.000% (USD LIBOR + 3.500%) due 11/03/28 §	9,250,000	9,252,886
Charter Next Generation Inc 4.500% (USD LIBOR + 3.750%) due 12/01/27 §	28,036,440	28,141,577
Dynasty Acquisition Co Inc 3.724% (USD LIBOR + 3.500%) due 04/08/26 §	15,417,552	15,051,385
Engineered Components & Systems LLC Term B
due 08/02/28 ± F	2,064,220	2,048,739
6.500% (USD LIBOR + 6.000%) due 08/02/28 ± §	6,935,780	6,883,761

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Engineered Machinery Holdings Inc 4.500% (USD LIBOR + 3.750%) due 05/21/28 §	$27,768,897	$27,734,186
Filtration Group Corp Term B 4.000% (USD LIBOR + 3.500%) due 10/21/28 §	15,461,250	15,465,115
Forterra Finance LLC 4.000% (USD LIBOR + 3.000%) due 10/25/23 § ¥	32,304,164	32,322,351
Graham Packaging Co Inc 3.750% (USD LIBOR + 3.000%) due 08/04/27 § ¥	26,535,497	26,496,304
KKR Apple Bidco LLC 3.500% (USD LIBOR + 3.000%) due 09/23/28 §	21,325,000	21,283,544
Kloeckner Pentaplast of America Inc Term B (Luxembourg) 5.250% (USD LIBOR + 4.750%) due 02/09/26 §	15,755,937	15,411,276
LABL Inc Term B 5.500% (USD LIBOR + 5.000%) due 10/29/28 § ¥	38,000,000	38,011,856
LTI Holdings Inc Term B 3.604% (USD LIBOR + 3.500%) due 09/06/25 §	11,593,109	11,472,343
Mauser Packaging Solutions Holding Co Term B 3.354% (USD LIBOR + 3.250%) due 04/03/24 § ¥	31,110,765	30,749,663
Pelican Products Inc due 12/31/28 ± ¥	6,750,000	6,728,906
Pregis TopCo LLC
4.500% (USD LIBOR + 4.000%) due 08/01/26 §	2,974,116	2,979,693
Term B 4.090% (USD LIBOR + 4.000%) due 08/01/26 §	11,228,698	11,204,130
Pretium PKG Holdings Inc
4.500% (USD LIBOR + 4.000%) due 10/01/28 §	18,543,667	18,530,427
(2nd Lien) 7.250% (USD LIBOR + 6.750%) due 10/01/29 §	4,250,000	4,263,281
Pro Mach Group Inc
5.000% (USD LIBOR + 4.000%) due 08/31/28 § ¥ F	3,181,460	3,196,514
Term B 5.000% (USD LIBOR + 4.000%) due 08/31/28 § ¥	25,292,605	25,412,290
Proampac PG Borrower LLC Term B 4.500% (USD LIBOR + 3.750%) due 11/03/25 §	29,105,891	29,149,550
Quikrete Holdings Inc Term B-1 due 06/11/28 ¥	19,250,000	19,214,907
Standard Aero Ltd 3.724% (USD LIBOR + 3.500%) due 04/08/26 §	8,289,007	8,092,143

	Principal Amount	Value
Star US Bidco LLC Term B 5.250% (USD LIBOR + 4.250%) due 03/17/27 § ¥	$29,309,314	$29,290,996
The Kenan Advantage Group Inc Term B-1 4.500% (USD LIBOR + 3.750%) due 03/24/26 §	11,143,083	11,136,118
TransDigm Inc Term G 2.354% (USD LIBOR + 2.250%) due 08/22/24 §	12,265,810	12,145,936
USIC Holdings Inc
(2nd Lien) 7.250% (USD LIBOR + 6.500%) due 05/14/29 §	9,118,000	9,209,180
Term B 4.250% (USD LIBOR + 3.500%) due 05/14/28 §	23,154,386	23,154,386
WP CPP Holdings LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/30/25 §	17,306,098	16,635,487

		542,871,276

Technology - 14.1%

Applied Systems Inc (2nd Lien) 6.250% (USD LIBOR + 5.500%) due 09/19/25 §	19,430,598	19,645,151
athenahealth Inc Term B-1 4.400% (USD LIBOR + 4.250%) due 02/11/26 §	32,222,680	32,242,820
Cornerstone OnDemand Inc Term B 4.250% (USD LIBOR + 3.750%) due 10/15/28 §	15,250,000	15,236,656
Epicor Software Corp
(2nd Lien) 8.750% (USD LIBOR + 7.750%) due 07/31/28 § ¥	38,205,088	39,227,075
Term C 4.000% (USD LIBOR + 3.250%) due 07/31/27 § ¥	26,709,435	26,725,380
Finastra USA Inc Term B 4.500% (USD LIBOR + 3.500%) due 06/13/24 § ¥	39,680,093	39,548,990
HS Purchaser LLC 4.750% (USD LIBOR + 4.000%) due 11/30/26 §	5,468,549	5,456,584
Peraton Corp
(2nd Lien) 8.500% (USD LIBOR + 7.750%) due 02/01/29 § ¥	14,570,631	14,807,403
Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 §	15,848,171	15,883,544
Project Ruby Ultimate Parent Corp Term B 4.000% (USD LIBOR + 3.250%) due 03/10/28 §	28,549,300	28,531,456
RealPage Inc (2nd Lien) 7.250% (USD LIBOR + 6.500%) due 04/22/29 §	40,207,079	41,011,221

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Solera LLC Term B 4.500% (USD LIBOR + 4.000%) due 06/04/28 §	$20,133,001	$20,154,403
Sophia LP
(2nd Lien) 9.000% (USD LIBOR + 8.000%) due 10/07/28 §	18,962,000	19,507,158
Term B 3.724% (USD LIBOR + 3.500%) due 10/07/27 §	9,397,628	9,406,857
Sovos Compliance LLC Term B
due 08/12/28 f	5,013,337	5,035,270
5.000% (USD LIBOR + 4.500%) due 08/12/28 §	29,030,717	29,157,727
Tempo Acquisition LLC Term B 3.354% (USD LIBOR + 3.250%) due 10/31/26 §	19,648,115	19,700,300
UKG Inc 3.750% (USD LIBOR + 3.250%) due 05/03/26 §	18,207,724	18,139,445
(2nd Lien) 5.750% (USD LIBOR + 5.250%) due 05/03/27 §	23,500,000	23,646,875

		423,064,315

Utilities - 0.5%

PG&E Corp Term B 3.500% (USD LIBOR + 3.000%) due 06/23/25 §	16,135,063	16,000,609

Total Senior Loan Notes (Cost $2,637,001,282)		2,645,378,551

	Shares
SHORT-TERM INVESTMENT - 10.4%

Money Market Fund - 10.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	311,150,948	311,150,948

Total Short-Term Investment (Cost $311,150,948)		311,150,948

TOTAL INVESTMENTS - 103.6% (Cost $3,104,551,593)		3,113,321,479

OTHER ASSETS & LIABILITIES, NET - (3.6%)		(108,514,616)

NET ASSETS - 100.0%		$3,004,806,863

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$53,206,047	$53,206,047	$—	$—
	Corporate Bonds & Notes	103,585,933	—	103,585,933	—
	Senior Loan Notes	2,645,378,551	—	2,536,756,824	108,621,727
	Short-Term Investment	311,150,948	311,150,948	—	—
	Total	$3,113,321,479	$364,356,995	$2,640,342,757	$108,621,727

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the nine-month period ended December 31, 2021:

Senior Loan Notes
Value, Beginning of Period	$165,966,179
Purchases	86,950,940
Sales (Includes Paydowns)	(108,983,094)
Accrued Discounts (Premiums)	15,943
Net Realized Gains (Losses)	177,783
Change in Net Unrealized Appreciation (Depreciation)	(550,740)
Transfers In	22,654,081
Transfers Out	(57,609,365)

Value, End of Period	$108,621,727

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$396,759

The table below shows transfers within Level 3:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$ 22,654,081	2	3	Vendor Price (Observable inputs)	Unobservable Single Broker Quote
57,609,365	3	2	Unobservable Single Broker Quote	Vendor Price (Observable inputs)

All significant unobservable inputs were provided by a single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.2%

Basic Materials - 0.3%

Constellium SE *	10,698	$191,601
Hexion Holdings Corp ‘B’ *	11,203	324,383

		515,984

Consumer, Cyclical - 0.2%

Beazer Homes USA Inc *	7,537	175,009
Cedar Fair LP *	3,367	168,552

		343,561

Consumer, Non-Cyclical - 0.2%

HCA Healthcare Inc	832	213,757

Industrial - 0.5%

Evoqua Water Technologies Corp *	8,466	395,786
GFL Environmental Inc (Canada)	4,657	176,267
TNT Crane & Rigging Inc	709	13,117
Xylem Inc	2,037	244,277

		829,447

Total Common Stocks (Cost $1,208,693)		1,902,749

EXCHANGE-TRADED FUNDS - 1.1%

iShares iBoxx High Yield Corporate Bond	9,364	814,762
SPDR Bloomberg High Yield Bond	9,388	1,019,255

Total Exchange-Traded Funds (Cost $1,842,412)		1,834,017

	Principal Amount
CORPORATE BONDS & NOTES - 88.0%

Basic Materials - 4.5%

Alcoa Nederland Holding BV
4.125% due 03/31/29 ~	$300,000	309,431
5.500% due 12/15/27 ~	950,000	1,017,811
EverArc Escrow SARL 5.000% due 10/30/29 ~	400,000	400,898
Hecla Mining Co 7.250% due 02/15/28	1,000,000	1,072,790
Hexion Inc 7.875% due 07/15/27 ~	400,000	422,400
INEOS Quattro Finance 2 PLC (United Kingdom) 3.375% due 01/15/26 ~	600,000	602,895
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	475,000	502,925
Novelis Corp
3.875% due 08/15/31 ~	375,000	373,239
4.750% due 01/30/30 ~	650,000	684,437
Perenti Finance Pty Ltd (Australia) 6.500% due 10/07/25 ~	700,000	725,725
SPCM SA (France) 3.375% due 03/15/30 ~	750,000	723,776

	Principal Amount	Value
TMS International Corp 6.250% due 04/15/29 ~	$475,000	$473,292
WR Grace Holdings LLC 5.625% due 08/15/29 ~	150,000	153,938

		7,463,557

Communications - 11.8%

Altice France SA (France) 5.125% due 07/15/29 ~	350,000	342,017
Arches Buyer Inc 4.250% due 06/01/28 ~	800,000	801,032
Avaya Inc 6.125% due 09/15/28 ~	700,000	743,207
CCO Holdings LLC
4.250% due 02/01/31 ~	400,000	404,330
4.250% due 01/15/34 ~	175,000	172,487
4.750% due 03/01/30 ~	2,100,000	2,187,727
5.000% due 02/01/28 ~	100,000	104,200
5.375% due 06/01/29 ~	300,000	324,255
Clear Channel Outdoor Holdings Inc 7.750% due 04/15/28 ~	25,000	26,788
Clear Channel Worldwide Holdings Inc 5.125% due 08/15/27 ~	1,025,000	1,061,900
CommScope Inc 8.250% due 03/01/27 ~	750,000	771,690
CommScope Technologies LLC 6.000% due 06/15/25 ~	484,000	484,540
CSC Holdings LLC
3.375% due 02/15/31 ~	200,000	187,574
4.625% due 12/01/30 ~	200,000	189,588
6.500% due 02/01/29 ~	2,250,000	2,412,067
Diamond Sports Group LLC 12.750% due 12/01/26 ~	570,000	297,825
Frontier Communications Holdings Corp
5.000% due 05/01/28 ~	500,000	515,905
5.875% due 10/15/27 ~	150,000	158,857
Lamar Media Corp
3.625% due 01/15/31	250,000	243,819
3.750% due 02/15/28	575,000	577,263
4.000% due 02/15/30	25,000	25,398
Level 3 Financing Inc
3.625% due 01/15/29 ~	225,000	214,099
3.750% due 07/15/29 ~	75,000	71,371
4.625% due 09/15/27 ~	850,000	868,288
LogMeIn Inc 5.500% due 09/01/27 ~	550,000	557,172
Lumen Technologies Inc
4.000% due 02/15/27 ~	500,000	507,900
4.500% due 01/15/29 ~	150,000	145,360
Nexstar Media Inc 5.625% due 07/15/27 ~	675,000	712,398
Outfront Media Capital LLC
4.250% due 01/15/29 ~	250,000	250,834
4.625% due 03/15/30 ~	50,000	49,951
5.000% due 08/15/27 ~	975,000	998,926
6.250% due 06/15/25 ~	175,000	182,178
Sirius XM Radio Inc 3.875% due 09/01/31 ~	300,000	294,668

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Sprint Capital Corp 8.750% due 03/15/32	$800,000	$1,201,344
T-Mobile USA Inc
2.625% due 02/15/29	50,000	49,337
2.875% due 02/15/31	25,000	24,733
3.375% due 04/15/29	200,000	204,134
3.375% due 04/15/29 ~	175,000	178,617
3.500% due 04/15/31	75,000	78,158
3.500% due 04/15/31 ~	150,000	156,317
Uber Technologies Inc
4.500% due 08/15/29 ~	550,000	561,118
6.250% due 01/15/28 ~	125,000	134,361
7.500% due 05/15/25 ~	125,000	131,519

		19,605,252

Consumer, Cyclical - 17.3%

Affinity Gaming 6.875% due 12/15/27 ~	600,000	624,852
American Airlines Inc 5.750% due 04/20/29 ~	225,000	240,920
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	91,997	91,202
Aramark Services Inc 6.375% due 05/01/25 ~	550,000	575,451
Boyd Gaming Corp
4.750% due 06/15/31 ~	225,000	229,893
8.625% due 06/01/25 ~	213,000	228,489
Caesars Entertainment Inc
4.625% due 10/15/29 ~	25,000	25,052
6.250% due 07/01/25 ~	450,000	472,905
8.125% due 07/01/27 ~	775,000	859,200
Carnival Corp 6.000% due 05/01/29 ~	125,000	124,622
Carvana Co
4.875% due 09/01/29 ~	175,000	166,941
5.500% due 04/15/27 ~	75,000	74,329
5.625% due 10/01/25 ~	700,000	700,875
5.875% due 10/01/28 ~	125,000	124,707
Cedar Fair LP
5.250% due 07/15/29	1,250,000	1,283,131
5.375% due 04/15/27	500,000	513,007
6.500% due 10/01/28	225,000	239,957
Clarios Global LP
6.250% due 05/15/26 ~	630,000	659,934
8.500% due 05/15/27 ~	250,000	265,321
Dornoch Debt Merger Sub Inc 6.625% due 10/15/29 ~	420,000	415,275
Empire Resorts Inc 7.750% due 11/01/26 ~	200,000	201,206
Ford Motor Co
3.250% due 02/12/32	1,900,000	1,949,400
4.346% due 12/08/26	1,640,000	1,790,987
Foundation Building Materials Inc 6.000% due 03/01/29 ~	150,000	147,586
Golden Nugget Inc 6.750% due 10/15/24 ~	2,125,000	2,127,762
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/31 ~	500,000	500,753
5.000% due 06/01/29 ~	350,000	359,294

	Principal Amount	Value
IRB Holding Corp 7.000% due 06/15/25 ~	$675,000	$714,815
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	1,100,000	1,123,144
LBM Acquisition LLC 6.250% due 01/15/29 ~	875,000	866,390
LGI Homes Inc 4.000% due 07/15/29 ~	775,000	773,237
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	725,000	702,456
Marriott Ownership Resorts Inc
4.500% due 06/15/29 ~	100,000	100,816
4.750% due 01/15/28	675,000	686,131
Midwest Gaming Borrower LLC 4.875% due 05/01/29 ~	625,000	629,075
New Red Finance Inc (Canada)
3.500% due 02/15/29 ~	550,000	545,124
3.875% due 01/15/28 ~	100,000	101,449
4.000% due 10/15/30 ~	350,000	344,603
4.375% due 01/15/28 ~	600,000	613,029
NMG Holding Co Inc 7.125% due 04/01/26 ~	725,000	770,631
PetSmart Inc 7.750% due 02/15/29 ~	950,000	1,033,614
Scientific Games International Inc
7.000% due 05/15/28 ~	150,000	159,999
7.250% due 11/15/29 ~	350,000	390,829
8.250% due 03/15/26 ~	450,000	474,199
SeaWorld Parks & Entertainment Inc 5.250% due 08/15/29 ~	150,000	152,964
Six Flags Entertainment Corp 5.500% due 04/15/27 ~	1,075,000	1,113,700
Six Flags Theme Parks Inc 7.000% due 07/01/25 ~	25,000	26,727
SRS Distribution Inc
4.625% due 07/01/28 ~	525,000	527,772
6.000% due 12/01/29 ~	175,000	176,149
6.125% due 07/01/29 ~	75,000	76,541
STL Holding Co LLC 7.500% due 02/15/26 ~	650,000	687,375
The Michaels Cos Inc 7.875% due 05/01/29 ~	350,000	345,347
Viking Cruises Ltd
6.250% due 05/15/25 ~	525,000	520,296
7.000% due 02/15/29 ~	100,000	100,430
Viking Ocean Cruises Ship VII Ltd 5.625% due 02/15/29 ~	50,000	50,008

		28,799,901

Consumer, Non-Cyclical - 19.4%

Ahern Rentals Inc 7.375% due 05/15/23 ~	1,591,000	1,521,394
Albertsons Cos Inc
3.500% due 03/15/29 ~	50,000	50,184
4.625% due 01/15/27 ~	50,000	52,528
5.875% due 02/15/28 ~	1,700,000	1,804,346
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	2,300,000	2,460,057

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
APi Escrow Corp 4.750% due 10/15/29 ~	$625,000	$638,456
Avantor Funding Inc
3.875% due 11/01/29 ~	50,000	50,617
4.625% due 07/15/28 ~	625,000	652,603
Bausch Health Americas Inc 8.500% due 01/31/27 ~	1,250,000	1,314,306
Bausch Health Cos Inc
4.875% due 06/01/28 ~	275,000	280,998
5.000% due 01/30/28 ~	125,000	115,197
5.000% due 02/15/29 ~	75,000	66,305
5.250% due 02/15/31 ~	25,000	22,007
6.125% due 04/15/25 ~	225,000	229,463
6.250% due 02/15/29 ~	825,000	785,301
Central Garden & Pet Co 4.125% due 04/30/31 ~	700,000	704,533
Charles River Laboratories International Inc
3.750% due 03/15/29 ~	100,000	101,144
4.000% due 03/15/31 ~	100,000	102,605
4.250% due 05/01/28 ~	800,000	833,148
Community Health Systems Inc
4.750% due 02/15/31 ~	180,000	181,867
5.625% due 03/15/27 ~	75,000	79,466
6.125% due 04/01/30 ~	1,025,000	1,015,606
6.625% due 02/15/25 ~	925,000	958,425
6.875% due 04/15/29 ~	25,000	25,507
CoreLogic Inc 4.500% due 05/01/28 ~	775,000	773,229
DaVita Inc 3.750% due 02/15/31 ~	700,000	683,298
Garda World Security Corp (Canada)
6.000% due 06/01/29 ~	150,000	143,461
9.500% due 11/01/27 ~	497,000	536,561
HCA Inc
5.625% due 09/01/28	100,000	117,017
5.875% due 02/01/29	2,425,000	2,893,413
JBS USA LUX SA 5.500% due 01/15/30 ~	650,000	707,967
Kraft Heinz Foods Co
4.375% due 06/01/46	1,350,000	1,584,292
5.200% due 07/15/45	400,000	509,771
Lamb Weston Holdings Inc
4.125% due 01/31/30 ~	150,000	154,188
4.375% due 01/31/32 ~	350,000	361,527
Legacy LifePoint Health LLC
4.375% due 02/15/27 ~	100,000	100,857
6.750% due 04/15/25 ~	50,000	52,176
LifePoint Health Inc 5.375% due 01/15/29 ~	100,000	99,644
Mozart Debt Merger Sub Inc
3.875% due 04/01/29 ~	225,000	224,656
5.250% due 10/01/29 ~	25,000	25,393
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~	125,000	126,908
5.750% due 11/01/28 ~	750,000	714,386
Option Care Health Inc 4.375% due 10/31/29 ~	650,000	652,620
PECF USS Intermediate Holding III Corp 8.000% due 11/15/29 ~	450,000	466,668

	Principal Amount	Value
Performance Food Group Inc 4.250% due 08/01/29 ~	$350,000	$347,788
Pilgrim’s Pride Corp
4.250% due 04/15/31 ~	350,000	368,041
5.875% due 09/30/27 ~	550,000	581,344
Post Holdings Inc
4.625% due 04/15/30 ~	750,000	765,232
5.500% due 12/15/29 ~	50,000	52,614
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	525,000	555,437
Select Medical Corp 6.250% due 08/15/26 ~	950,000	1,007,494
Tenet Healthcare Corp
4.250% due 06/01/29 ~	350,000	356,045
4.375% due 01/15/30 ~	225,000	228,341
4.625% due 06/15/28 ~	75,000	77,171
4.875% due 01/01/26 ~	180,000	185,160
6.125% due 10/01/28 ~	225,000	238,107
6.250% due 02/01/27 ~	1,100,000	1,139,991
7.500% due 04/01/25 ~	25,000	26,341
The Hertz Corp 5.000% due 12/01/29 ~	650,000	651,729
US Foods Inc 4.625% due 06/01/30 ~	700,000	708,960

		32,263,890

Energy - 13.6%

Antero Midstream Partners LP
5.375% due 06/15/29 ~	150,000	158,505
5.750% due 03/01/27 ~	800,000	829,800
Antero Resources Corp
5.375% due 03/01/30 ~	675,000	722,712
7.625% due 02/01/29 ~	250,000	277,896
Archrock Partners LP
6.250% due 04/01/28 ~	100,000	104,414
6.875% due 04/01/27 ~	475,000	499,225
Buckeye Partners LP
4.125% due 03/01/25 ~	25,000	25,844
4.500% due 03/01/28 ~	525,000	529,733
Cheniere Energy Partners LP
3.250% due 01/31/32 ~	625,000	632,500
4.000% due 03/01/31	425,000	446,414
Chesapeake Energy Corp 5.875% due 02/01/29 ~	50,000	53,557
Colgate Energy Partners III LLC 5.875% due 07/01/29 ~	525,000	541,496
Comstock Resources Inc 5.875% due 01/15/30 ~	775,000	795,658
CQP Holdco LP 5.500% due 06/15/31 ~	700,000	731,724
DT Midstream Inc
4.125% due 06/15/29 ~	150,000	153,812
4.375% due 06/15/31 ~	150,000	156,231
Endeavor Energy Resources LP
5.750% due 01/30/28 ~	975,000	1,040,812
6.625% due 07/15/25 ~	50,000	52,961
EnLink Midstream LLC 5.625% due 01/15/28 ~	50,000	52,073

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
EnLink Midstream Partners LP 4.150% due 06/01/25	$100,000	$103,750
Enterprise Products Operating LLC 5.375% due 02/15/78	600,000	602,553
EQM Midstream Partners LP
4.750% due 01/15/31 ~	300,000	317,726
5.500% due 07/15/28	175,000	191,436
6.000% due 07/01/25 ~	75,000	81,647
6.500% due 07/01/27 ~	250,000	280,315
Genesis Energy LP
7.750% due 02/01/28	700,000	706,240
8.000% due 01/15/27	150,000	154,752
ITT Holdings LLC 6.500% due 08/01/29 ~	525,000	520,611
MPLX LP 6.875% due 02/15/23	650,000	654,875
New Fortress Energy Inc 6.500% due 09/30/26 ~	500,000	496,810
Occidental Petroleum Corp
5.500% due 12/01/25	75,000	83,278
5.875% due 09/01/25	475,000	524,284
6.125% due 01/01/31	575,000	699,591
6.625% due 09/01/30	300,000	371,754
8.000% due 07/15/25	100,000	116,850
8.500% due 07/15/27	150,000	187,275
8.875% due 07/15/30	800,000	1,080,304
Range Resources Corp
8.250% due 01/15/29	350,000	390,861
9.250% due 02/01/26	500,000	539,531
SM Energy Co 6.500% due 07/15/28	700,000	725,494
Southwestern Energy Co 4.750% due 02/01/32	650,000	685,776
Sunoco LP
4.500% due 05/15/29	670,000	681,537
4.500% due 04/30/30 ~	125,000	128,304
Tallgrass Energy Partners LP
6.000% due 12/31/30 ~	650,000	650,995
6.000% due 09/01/31 ~	300,000	297,291
Targa Resources Partners LP
4.000% due 01/15/32 ~	75,000	78,505
4.875% due 02/01/31	950,000	1,033,296
5.375% due 02/01/27	50,000	51,589
5.875% due 04/15/26	425,000	444,010
6.500% due 07/15/27	50,000	53,654
USA Compression Partners LP 6.875% due 09/01/27	775,000	819,407
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~	125,000	129,896
3.875% due 11/01/33 ~	125,000	131,515
4.125% due 08/15/31 ~	125,000	132,716
Vine Energy Holdings LLC 6.750% due 04/15/29 ~	575,000	624,884

		22,578,679

Financial - 4.4%

Iron Mountain Inc REIT
4.500% due 02/15/31 ~	75,000	75,938

	Principal Amount	Value
4.875% due 09/15/29 ~	$925,000	$958,855
5.000% due 07/15/28 ~	75,000	77,175
5.250% due 03/15/28 ~	100,000	104,172
Iron Mountain Information Management Services Inc REIT 5.000% due 07/15/32 ~	125,000	128,179
OneMain Finance Corp
3.875% due 09/15/28	425,000	417,144
4.000% due 09/15/30	150,000	147,758
5.375% due 11/15/29	225,000	244,969
6.875% due 03/15/25	25,000	27,844
7.125% due 03/15/26	1,950,000	2,225,876
Park Intermediate Holdings LLC REIT 4.875% due 05/15/29 ~	700,000	716,814
The Howard Hughes Corp
4.375% due 02/01/31 ~	75,000	75,861
5.375% due 08/01/28 ~	1,125,000	1,199,767
VICI Properties LP REIT
4.250% due 12/01/26 ~	200,000	208,557
4.625% due 12/01/29 ~	600,000	639,570

		7,248,479

Industrial - 13.5%

ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	700,000	721,728
Artera Services LLC 9.033% due 12/04/25 ~	675,000	714,859
Brand Industrial Services Inc 8.500% due 07/15/25 ~	525,000	525,097
BWX Technologies Inc 4.125% due 04/15/29 ~	850,000	861,845
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	700,000	713,573
First Student Bidco Inc 4.000% due 07/31/29 ~	1,125,000	1,095,204
GFL Environmental Inc (Canada)
3.500% due 09/01/28 ~	225,000	221,991
4.000% due 08/01/28 ~	75,000	73,627
4.375% due 08/15/29 ~	50,000	49,607
4.750% due 06/15/29 ~	75,000	75,771
5.125% due 12/15/26 ~	225,000	234,276
Granite US Holdings Corp 11.000% due 10/01/27 ~	800,000	870,800
Hillenbrand Inc 3.750% due 03/01/31	650,000	652,558
Husky III Holding Ltd (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	175,000	183,953
LABL Inc
5.875% due 11/01/28 ~	525,000	542,063
8.250% due 11/01/29 ~	200,000	201,485
Madison IAQ LLC
4.125% due 06/30/28 ~	75,000	75,298
5.875% due 06/30/29 ~	1,175,000	1,176,797
Mauser Packaging Solutions Holding Co 7.250% due 04/15/25 ~	1,200,000	1,204,380
OT Merger Corp 7.875% due 10/15/29 ~	700,000	689,609

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Sensata Technologies BV
4.000% due 04/15/29 ~	$150,000	$153,447
5.625% due 11/01/24 ~	1,175,000	1,294,756
Sensata Technologies Inc
3.750% due 02/15/31 ~	75,000	74,841
4.375% due 02/15/30 ~	1,150,000	1,209,150
Standard Industries Inc
3.375% due 01/15/31 ~	75,000	72,375
4.375% due 07/15/30 ~	175,000	178,899
4.750% due 01/15/28 ~	1,600,000	1,654,904
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	1,210,000	1,229,408
TK Elevator Holdco GmbH (Germany) 7.625% due 07/15/28 ~	625,000	670,416
TK Elevator US Newco Inc (Germany) 5.250% due 07/15/27 ~	525,000	552,578
TransDigm Inc
4.875% due 05/01/29	575,000	578,338
6.250% due 03/15/26 ~	700,000	728,448
8.000% due 12/15/25 ~	225,000	237,653
TransDigm UK Holdings PLC 6.875% due 05/15/26	1,525,000	1,595,295
TriMas Corp 4.125% due 04/15/29 ~	675,000	677,686
Vertiv Group Corp 4.125% due 11/15/28 ~	675,000	682,908

		22,475,623

Technology - 1.7%

Entegris Inc
3.625% due 05/01/29 ~	150,000	150,590
4.375% due 04/15/28 ~	525,000	541,482
MSCI Inc 3.250% due 08/15/33 ~	300,000	303,842
Open Text Corp (Canada) 3.875% due 12/01/29 ~	200,000	202,832
Open Text Holdings Inc (Canada) 4.125% due 12/01/31 ~	400,000	404,622
Rackspace Technology Global Inc 3.500% due 02/15/28 ~	375,000	357,557
Tempo Acquisition LLC 5.750% due 06/01/25 ~	125,000	129,814
The Dun & Bradstreet Corp 5.000% due 12/15/29 ~	25,000	25,619
Twilio Inc 3.625% due 03/15/29	150,000	151,558
3.875% due 03/15/31	450,000	455,011

		2,722,927

Utilities - 1.8%

Calpine Corp 5.125% due 03/15/28 ~	700,000	711,746
NRG Energy Inc
3.625% due 02/15/31 ~	200,000	195,342
5.250% due 06/15/29 ~	300,000	321,840
Pike Corp 5.500% due 09/01/28 ~	625,000	627,313
Talen Energy Supply LLC 6.500% due 06/01/25	500,000	199,480

	Principal Amount	Value
7.250% due 05/15/27 ~	$100,000	$88,600
7.625% due 06/01/28 ~	100,000	89,152
Vistra Operations Co LLC
4.375% due 05/01/29 ~	75,000	75,273
5.000% due 07/31/27 ~	375,000	389,647
5.500% due 09/01/26 ~	200,000	206,797
5.625% due 02/15/27 ~	100,000	103,126

		3,008,316

Total Corporate Bonds & Notes (Cost $141,229,655)		146,166,624

SENIOR LOAN NOTES - 2.6%

Consumer, Cyclical - 1.2%

MIC Glen LLC (2nd Lien) 7.250% (USD LIBOR + 6.750%) due 07/21/29 §	250,000	252,188
SeaWorld Parks & Entertainment Inc Term B 3.500% (USD LIBOR + 3.000%) due 08/25/28 §	1,496,250	1,492,135
Tacala Investment Corp Term B (2nd Lien) 8.250% (USD LIBOR + 7.500%) due 02/05/28 §	250,000	250,000

		1,994,323

Energy - 0.3%

Traverse Midstream Partners LLC Term B 5.250% (SOFR + 4.250%) due 09/27/24 §	459,996	458,846

Industrial - 0.6%

Dynasty Acquisition Co Inc 3.724% (USD LIBOR + 3.500%) due 04/08/26 §	635,717	620,618
Standard Aero Ltd 3.724% (USD LIBOR + 3.500%) due 04/08/26 §	341,783	333,666

		954,284

Technology - 0.5%

Bright Bidco BV Term B (Netherlands) 4.500% (USD LIBOR + 3.500%) due 06/30/24 §	371,119	287,107
The Dun & Bradstreet Corp Term B 3.352% (USD LIBOR + 3.250%) due 02/08/26 §	589,545	587,998

		875,105

Total Senior Loan Notes (Cost $4,237,914)		4,282,558

ASSET-BACKED SECURITIES - 3.4%

Benefit Street Partners CLO Ltd (Cayman)
6.082% (USD LIBOR + 5.950%) due 04/20/31 ~ §	250,000	238,988
6.822% (USD LIBOR + 6.700%) due 01/17/32 ~ §	250,000	249,827

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Dryden CLO Fund (Cayman) 7.324% (USD LIBOR + 7.200%) due 04/15/31 ~ §	$250,000	$233,282
Magnetite XXII Ltd (Cayman) 6.474% (USD LIBOR + 6.350%) due 04/15/31 ~ §	500,000	498,229
Magnetite XXIX Ltd (Cayman) 5.874% (USD LIBOR + 5.750%) due 01/15/34 ~ §	1,050,000	1,033,421
Magnetite XXXI Ltd (Cayman) 6.109% (USD LIBOR + 6.000%) due 07/15/34 ~ §	500,000	496,631
Neuberger Berman CLO XXIII Ltd (Cayman) 5.872% (USD LIBOR + 5.750%) due 10/17/27 ~ §	300,000	300,777
Neuberger Berman Loan Advisers CLO Ltd (Cayman)
6.332% (USD LIBOR + 6.200%) due 01/20/31 ~ §	750,000	737,187
6.632% (USD LIBOR + 6.500%) due 04/20/31 ~ §	500,000	500,010
OCP CLO Ltd (Cayman) 5.072% (USD LIBOR + 4.950%) due 10/18/28 ~ §	500,000	500,772
OHA Credit Partners VII Ltd (Cayman) 6.410% (USD LIBOR + 6.250%) due 02/20/34 ~ §	250,000	247,913
Rad CLO 2 Ltd (Cayman)
6.124% (USD LIBOR + 6.000%) due 10/15/31 ~ §	400,000	397,735
7.574% (USD LIBOR + 7.450%) due 10/15/31 ~ §	250,000	247,812

Total Asset-Backed Securities (Cost $5,701,252)		5,682,584

	Shares
SHORT-TERM INVESTMENT - 2.3%

Money Market Fund - 2.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	3,872,214	3,872,214

Total Short-Term Investment (Cost $3,872,214)		3,872,214

TOTAL INVESTMENTS - 98.6% (Cost $158,092,140)		163,740,746

OTHER ASSETS & LIABILITIES, NET - 1.4%		2,370,509

NET ASSETS - 100.0%		$166,111,255

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$515,984	$515,984	$—	$—
	Consumer, Cyclical	343,561	343,561	—	—
	Consumer, Non-Cyclical	213,757	213,757	—	—
	Industrial	829,447	816,330	13,117	—

	Total Common Stocks	1,902,749	1,889,632	13,117	—

	Exchange-Traded Funds	1,834,017	1,834,017	—	—
	Corporate Bonds & Notes	146,166,624	—	146,166,624	—
	Senior Loan Notes	4,282,558	—	4,282,558	—
	Asset-Backed Securities	5,682,584	—	5,682,584	—
	Short-Term Investment	3,872,214	3,872,214	—	—

	Total	$163,740,746	$7,595,863	$156,144,883	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL/MID-CAP

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Basic Materials - 4.0%

Arconic Corp *	144,834	$4,780,970
Axalta Coating Systems Ltd *	118,940	3,939,293
Celanese Corp	20,527	3,449,768
Kaiser Aluminum Corp	17,582	1,651,653

		13,821,684

Communications - 2.4%

Calix Inc *	74,247	5,937,533
Revolve Group Inc *	44,405	2,488,456

		8,425,989

Consumer, Cyclical - 17.9%

American Eagle Outfitters Inc	152,665	3,865,478
Avient Corp	61,695	3,451,835
Bed Bath & Beyond Inc *	112,784	1,644,391
BJ’s Restaurants Inc *	62,251	2,150,772
BJ’s Wholesale Club Holdings Inc *	68,558	4,591,329
Bloomin’ Brands Inc *	114,033	2,392,412
Dana Inc	118,282	2,699,195
Darden Restaurants Inc	18,303	2,757,164
Deckers Outdoor Corp *	10,319	3,779,953
Guess? Inc	100,505	2,379,958
Hilton Grand Vacations Inc *	62,193	3,240,877
JetBlue Airways Corp *	202,095	2,877,833
KB Home	66,351	2,967,880
Kohl’s Corp	81,579	4,029,187
Lithia Motors Inc	13,065	3,879,652
Penn National Gaming Inc *	36,380	1,886,303
RH *	5,704	3,057,002
SeaWorld Entertainment Inc *	49,987	3,242,157
SkyWest Inc *	39,844	1,565,869
Steven Madden Ltd	63,394	2,945,919
UniFirst Corp	14,164	2,980,106

		62,385,272

Consumer, Non-Cyclical - 20.1%

AdaptHealth Corp *	128,333	3,139,025
Amedisys Inc *	12,778	2,068,503
Amicus Therapeutics Inc *	194,001	2,240,712
Avantor Inc *	91,099	3,838,912
Charles River Laboratories International Inc *	11,413	4,300,190
Deluxe Corp	100,194	3,217,229
Exact Sciences Corp *	32,311	2,514,765
Heron Therapeutics Inc *	255,304	2,330,925
Horizon Therapeutics PLC *	72,577	7,820,897
Iovance Biotherapeutics Inc *	129,593	2,473,930
Jazz Pharmaceuticals PLC *	28,462	3,626,059
Merit Medical Systems Inc *	47,766	2,975,822
Neurocrine Biosciences Inc *	31,390	2,673,486
Novavax Inc *	9,431	1,349,293
NuVasive Inc *	46,293	2,429,457
Performance Food Group Co *	77,872	3,573,546
Progyny Inc *	46,785	2,355,625
Protagonist Therapeutics Inc *	88,789	3,036,584
Quanta Services Inc	51,064	5,854,998
Spectrum Brands Holdings Inc	39,968	4,065,545

	Shares	Value
Syneos Health Inc *	40,838	$4,193,246

		70,078,749

Energy - 4.6%

Civitas Resources Inc	89,325	4,374,245
Diamondback Energy Inc	44,451	4,794,040
Earthstone Energy Inc ‘A’ *	60,530	662,198
HollyFrontier Corp	47,598	1,560,263
Pioneer Natural Resources Co	18,041	3,281,297
Sunnova Energy International Inc *	51,881	1,448,518

		16,120,561

Financial - 20.8%

Brixmor Property Group Inc REIT	233,131	5,923,859
DiamondRock Hospitality Co REIT *	354,992	3,411,473
Everest Re Group Ltd	12,037	3,297,175
First Horizon Corp	279,031	4,556,576
First Industrial Realty Trust Inc REIT	78,255	5,180,481
Hancock Whitney Corp	114,568	5,730,691
Host Hotels & Resorts Inc REIT *	201,633	3,506,398
Lamar Advertising Co ‘A’ REIT	37,704	4,573,495
Mid-America Apartment Communities Inc REIT	25,569	5,866,551
Pinnacle Financial Partners Inc	56,736	5,418,288
Radian Group Inc	169,905	3,590,093
Stifel Financial Corp	60,898	4,288,437
United Community Banks Inc	131,222	4,716,119
Western Alliance Bancorp	61,318	6,600,883
Wintrust Financial Corp	63,234	5,742,912

		72,403,431

Industrial - 12.6%

Atkore Inc *	51,534	5,730,065
CIRCOR International Inc *	65,481	1,779,774
EnPro Industries Inc	29,250	3,219,547
Evoqua Water Technologies Corp *	96,588	4,515,489
Generac Holdings Inc *	14,502	5,103,544
GrafTech International Ltd	354,321	4,191,617
Graphic Packaging Holding Co	119,088	2,322,216
Hillenbrand Inc	100,425	5,221,096
II-VI Inc *	53,920	3,684,354
Jacobs Engineering Group Inc	27,115	3,775,221
Knight-Swift Transportation Holdings Inc	17,138	1,044,390
The Timken Co	49,830	3,452,721

		44,040,034

Technology - 15.3%

Avaya Holdings Corp *	151,130	2,992,374
Box Inc ‘A’ *	142,723	3,737,915
Cohu Inc *	96,277	3,667,191
CommVault Systems Inc *	39,092	2,694,221
Digital Turbine Inc *	66,907	4,080,658
DigitalOcean Holdings Inc *	32,316	2,595,944
Elastic NV *	32,590	4,011,503
Marvell Technology Inc	44,909	3,929,088
MKS Instruments Inc	16,459	2,866,664
ON Semiconductor Corp *	59,297	4,027,452
Sailpoint Technologies Holdings Inc *	55,296	2,673,009
Silicon Laboratories Inc *	24,476	5,052,336
Sprout Social Inc ‘A’ *	38,979	3,535,006
Ziff Davis Inc *	33,135	3,673,346

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS SMALL/MID-CAP

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Shares	Value
ZoomInfo Technologies Inc ‘A’ *	61,684	$3,960,113

		53,496,820

Utilities - 1.1%

Portland General Electric Co	74,388	3,936,613

Total Common Stocks (Cost $243,635,150)		344,709,153

SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	4,338,316	4,338,316

Total Short-Term Investment (Cost $4,338,316)		4,338,316

TOTAL INVESTMENTS - 100.0% (Cost $247,973,466)		349,047,469

OTHER ASSETS & LIABILITIES, NET - 0.0%		30,687

NET ASSETS - 100.0%		$349,078,156

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$344,709,153	$344,709,153	$—	$—
	Short-Term Investment	4,338,316	4,338,316	—	—

	Total	$349,047,469	$349,047,469	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Basic Materials - 3.2%

AdvanSix Inc	7,599	$359,053
Arconic Corp *	8,886	293,327
Kaiser Aluminum Corp	2,527	237,386

		889,766

Communications - 3.6%

Calix Inc *	6,550	523,803
Revolve Group Inc *	4,240	237,610
Viavi Solutions Inc *	14,160	249,499

		1,010,912

Consumer, Cyclical - 17.3%

American Eagle Outfitters Inc	12,496	316,399
Avient Corp	6,463	361,605
Bally’s Corp *	6,525	248,341
Bed Bath & Beyond Inc *	10,339	150,743
Big Lots Inc	5,388	242,729
BJ’s Restaurants Inc *	5,613	193,929
BJ’s Wholesale Club Holdings Inc *	5,095	341,212
Bloomin’ Brands Inc *	10,754	225,619
Dana Inc	9,106	207,799
Dave & Buster’s Entertainment Inc *	6,583	252,787
Deckers Outdoor Corp *	522	191,214
Guess? Inc	11,243	266,234
Hilton Grand Vacations Inc *	6,025	313,963
KB Home	6,528	291,997
Kohl’s Corp	4,843	239,196
Lithia Motors Inc	700	207,865
SeaWorld Entertainment Inc *	4,989	323,587
SkyWest Inc *	4,323	169,894
Steven Madden Ltd	5,939	275,985

		4,821,098

Consumer, Non-Cyclical - 22.1%

Acadia Healthcare Co Inc *	2,666	161,826
AdaptHealth Corp *	11,004	269,158
Addus HomeCare Corp *	2,718	254,160
Alphatec Holdings Inc *	19,530	223,228
Amicus Therapeutics Inc *	21,807	251,871
Arena Pharmaceuticals Inc *	3,457	321,294
AtriCure Inc *	4,342	301,899
Deluxe Corp	10,789	346,435
Halozyme Therapeutics Inc *	7,380	296,750
Harmony Biosciences Holdings Inc *	9,032	385,124
Herc Holdings Inc	2,119	331,729
Heron Therapeutics Inc *	20,755	189,493
Iovance Biotherapeutics Inc *	7,923	151,250
LivaNova PLC *	2,854	249,525
Medpace Holdings Inc *	1,624	353,447
Novavax Inc *	624	89,276
NuVasive Inc *	4,023	211,127
Performance Food Group Co *	6,200	284,518
PetIQ Inc *	6,610	150,113
Phathom Pharmaceuticals Inc *	9,135	179,685
Progyny Inc *	5,434	273,602
Protagonist Therapeutics Inc *	6,593	225,481
Revance Therapeutics Inc *	9,251	150,976

	Shares	Value
Spectrum Brands Holdings Inc	3,584	$364,565
WW International Inc *	8,582	138,428

		6,154,960

Energy - 4.5%

Brigham Minerals Inc ‘A’	16,593	349,947
Civitas Resources Inc	6,422	314,485
Magnolia Oil & Gas Corp ‘A’	24,036	453,559
Sunnova Energy International Inc *	4,967	138,679

		1,256,670

Financial - 20.1%

Argo Group International Holdings Ltd	4,718	274,163
ConnectOne Bancorp Inc	11,943	390,656
DiamondRock Hospitality Co REIT *	31,467	302,398
Enterprise Financial Services Corp	6,004	282,728
First Industrial Realty Trust Inc REIT	4,095	271,089
Hancock Whitney Corp	7,742	387,255
Home BancShares Inc	11,605	282,582
NexPoint Residential Trust Inc REIT	4,993	418,563
Origin Bancorp Inc	3,642	156,315
Pinnacle Financial Partners Inc	3,076	293,758
Plymouth Industrial Inc REIT	7,344	235,008
Radian Group Inc	13,496	285,170
Sandy Spring Bancorp Inc	6,984	335,791
Seacoast Banking Corp of Florida	9,042	319,996
SITE Centers Corp REIT	22,595	357,679
Stifel Financial Corp	4,044	284,778
United Community Banks Inc	9,422	338,627
Veritex Holdings Inc	9,368	372,659

		5,589,215

Industrial - 13.4%

Atkore Inc *	3,715	413,071
CIRCOR International Inc *	7,503	203,932
EnPro Industries Inc	2,865	315,351
Evoqua Water Technologies Corp *	7,502	350,718
GrafTech International Ltd	22,201	262,638
Hillenbrand Inc	8,992	467,494
II-VI Inc *	4,422	302,155
Infrastructure and Energy Alternatives Inc *	17,951	165,149
Masonite International Corp *	1,884	222,218
MYR Group Inc *	2,715	300,143
Saia Inc *	1,489	501,838
The Timken Co	2,980	206,484

		3,711,191

Technology - 13.1%

Avaya Holdings Corp *	14,076	278,705
Box Inc ‘A’ *	13,693	358,620
Cirrus Logic Inc *	1,492	137,294
Cohu Inc *	7,523	286,551
CommVault Systems Inc *	3,787	261,000
Digital Turbine Inc *	4,780	291,532
DigitalOcean Holdings Inc *	2,613	209,902
Everbridge Inc *	1,990	133,987
Sailpoint Technologies Holdings Inc *	5,790	279,889
Silicon Laboratories Inc *	1,779	367,221
SiTime Corp *	255	74,598
Sprout Social Inc ‘A’ *	2,606	236,338
Ultra Clean Holdings Inc *	6,387	366,358

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Shares	Value
Ziff Davis Inc *	3,172	$351,648

		3,633,643

Utilities - 1.0%

Portland General Electric Co	5,129	271,427

Total Common Stocks (Cost $22,640,145)		27,338,882

SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	468,229	468,229

Total Short-Term Investment (Cost $468,229)		468,229

TOTAL INVESTMENTS - 100.0% (Cost $23,108,374)		27,807,111

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(4,003)

NET ASSETS - 100.0%		$27,803,108

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$27,338,882	$27,338,882	$—	$—
	Short-Term Investment	468,229	468,229	—	—

	Total	$27,807,111	$27,807,111	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP VALUE

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.7%

Basic Materials - 4.4%

AdvanSix Inc	6,625	$313,031
Alcoa Corp	4,596	273,830
Arconic Corp *	9,955	328,614

		915,475

Communications - 1.7%

Viavi Solutions Inc *	8,805	155,144
Vonage Holdings Corp *	9,233	191,954

		347,098

Consumer, Cyclical - 11.7%

American Eagle Outfitters Inc	8,047	203,750
Avient Corp	4,843	270,966
Bed Bath & Beyond Inc *	5,627	82,042
Big Lots Inc	3,545	159,702
BJ’s Restaurants Inc *	3,836	132,534
Bloomin’ Brands Inc *	6,953	145,874
Dana Inc	9,047	206,452
Dave & Buster’s Entertainment Inc *	2,897	111,245
Guess? Inc	10,503	248,711
Hilton Grand Vacations Inc *	3,196	166,544
KB Home	4,465	199,719
SkyWest Inc *	4,288	168,518
Steven Madden Ltd	3,972	184,579
UniFirst Corp	657	138,233

		2,418,869

Consumer, Non-Cyclical - 14.8%

Acadia Healthcare Co Inc *	1,980	120,186
AdaptHealth Corp *	8,416	205,855
Arena Pharmaceuticals Inc *	881	81,880
Deluxe Corp	6,219	199,692
Halozyme Therapeutics Inc *	4,055	163,051
Harmony Biosciences Holdings Inc *	4,912	209,448
Herc Holdings Inc	1,500	234,825
Hostess Brands Inc *	15,729	321,186
LivaNova PLC *	1,727	150,992
Performance Food Group Co *	4,081	187,277
PetIQ Inc *	3,578	81,256
PROG Holdings Inc *	4,096	184,771
Protagonist Therapeutics Inc *	3,424	117,101
Revance Therapeutics Inc *	4,537	74,044
SeaSpine Holdings Corp *	10,127	137,930
SP Plus Corp *	1,854	52,320
Spectrum Brands Holdings Inc	2,636	268,134
Textainer Group Holdings Ltd (China)	7,820	279,252

		3,069,200

Energy - 6.4%

Brigham Minerals Inc ‘A’	18,729	394,995
Civitas Resources Inc	7,008	343,182
Earthstone Energy Inc ‘A’ *	5,448	59,601
Magnolia Oil & Gas Corp ‘A’	22,757	429,425
Sunnova Energy International Inc *	3,706	103,471

		1,330,674

	Shares	Value
Financial - 34.1%

Argo Group International Holdings Ltd	4,844	$281,485
Blucora Inc *	10,309	178,552
Brixmor Property Group Inc REIT	11,719	297,780
ConnectOne Bancorp Inc	11,294	369,427
DiamondRock Hospitality Co REIT *	25,056	240,788
Enterprise Financial Services Corp	4,511	212,423
First Bancorp	4,045	184,937
First Industrial Realty Trust Inc REIT	3,841	254,274
Hancock Whitney Corp	6,882	344,238
Healthcare Realty Trust Inc REIT	6,634	209,900
Home BancShares Inc	5,922	144,201
Horizon Bancorp Inc	11,597	241,797
National Storage Affiliates Trust REIT	3,729	258,047
NexPoint Residential Trust Inc REIT	3,888	325,931
Old Second Bancorp Inc	11,752	147,958
Origin Bancorp Inc	3,903	167,517
Piedmont Office Realty Trust Inc ‘A’ REIT	10,466	192,365
Pinnacle Financial Partners Inc	3,328	317,824
Plymouth Industrial REIT Inc	5,427	173,664
QCR Holdings Inc	4,975	278,600
Radian Group Inc	10,858	229,429
Sandy Spring Bancorp Inc	6,114	293,961
Seacoast Banking Corp of Florida	6,083	215,277
Selective Insurance Group Inc	2,299	188,380
SITE Centers Corp REIT	19,419	307,403
Stifel Financial Corp	3,187	224,428
United Community Banks Inc	9,148	328,779
Veritex Holdings Inc	7,105	282,637
WSFS Financial Corp	3,466	173,716

		7,065,718

Industrial - 15.4%

Atkore Inc *	2,842	316,002
CIRCOR International Inc *	5,740	156,013
Crane Co	2,032	206,715
EnPro Industries Inc	2,758	303,573
Evoqua Water Technologies Corp *	4,020	187,935
GrafTech International Ltd	22,315	263,986
Hillenbrand Inc	6,823	354,728
II-VI Inc *	2,602	177,795
Infrastructure and Energy Alternatives Inc *	20,023	184,212
Masonite International Corp *	1,477	174,212
MYR Group Inc *	2,758	304,897
The Timken Co	2,822	195,536
UFP Industries Inc	1,666	153,289
UFP Technologies Inc *	2,914	204,738

		3,183,631

Technology - 4.1%

Avaya Holdings Corp *	7,471	147,926
Cohu Inc *	5,655	215,399
Synaptics Inc *	1,005	290,957
Ultra Clean Holdings Inc *	3,471	199,097

		853,379

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP VALUE

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Shares	Value
Utilities - 2.1%

Portland General Electric Co	8,161	$431,880

Total Common Stocks (Cost $14,356,875)		19,615,924

EXCHANGE-TRADED FUND - 2.5%

iShares Russell 2000 Value	3,181	528,205

Total Exchange-Traded Fund (Cost $508,405)		528,205

SHORT-TERM INVESTMENT - 2.7%

Money Market Fund - 2.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	563,630	563,630

Total Short-Term Investment (Cost $563,630)		563,630

TOTAL INVESTMENTS - 99.9% (Cost $15,428,910)		20,707,759

OTHER ASSETS & LIABILITIES, NET - 0.1%		16,388

NET ASSETS - 100.0%		$20,724,147

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$19,615,924	$19,615,924	$—	$—
	Exchange-Traded Fund	528,205	528,205	—	—
	Short-Term Investment	563,630	563,630	—	—

	Total	$20,707,759	$20,707,759	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 1.0%

Financial - 0.4%

Avolon Holdings Funding Ltd (Ireland) 3.950% due 07/01/24 ~	$100,000	$104,843
Bank of America Corp 5.875% due 03/15/28	10,000	11,137

		115,980

Industrial - 0.6%

Komatsu Finance America Inc 2.437% due 09/11/22 ~	200,000	202,085

Total Corporate Bonds & Notes (Cost $312,865)		318,065

MORTGAGE-BACKED SECURITIES - 3.6%

Collateralized Mortgage Obligations - Residential - 2.4%

Chevy Chase Funding LLC Mortgage-Backed Certificates 0.462% (USD LIBOR + 0.360%) due 03/25/35 ~ §	61,285	63,497
CHL Mortgage Pass-Through Trust 4.366% due 01/19/34 §	8,428	8,858
Credit Suisse Mortgage Trust 0.252% (USD LIBOR + 0.150%) due 09/29/36 ~ §	133,109	130,977
Fannie Mae REMICS
0.452% (USD LIBOR + 0.350%) due 07/25/37 §	12,327	12,410
0.482% (USD LIBOR + 0.380%) due 07/25/37 §	17,214	17,389
0.542% (USD LIBOR + 0.440%) due 05/25/36 §	9,586	9,684
0.547% (USD LIBOR + 0.445%) due 02/25/37 §	2,926	2,958
Government National Mortgage Association 0.382% (USD LIBOR + 0.150%) due 08/20/68 §	59,035	58,130
GSR Mortgage Loan Trust 2.851% due 09/25/35 §	5,221	5,345
Hawksmoor Mortgages (United Kingdom) 1.100% (SONIA + 1.050%) due 05/25/53 ~ §	GBP 178,721	242,605
JP Morgan Mortgage Trust 2.628% due 06/25/35 §	$10,360	10,752
Merrill Lynch Mortgage Investors Trust 2.031% due 12/25/34 §	21,628	22,075
Towd Point Mortgage Funding PLC (United Kingdom) 1.236% (GBP LIBOR + 1.025%) due 10/20/51 ~ §	GBP 141,164	192,492
WaMu Mortgage Pass-Through Certificates Trust 0.842% (USD LIBOR + 0.740%) due 01/25/45 §	$22,295	22,336

		799,508

	Principal Amount	Value
Fannie Mae - 1.2%

due 03/01/52 #	$370,000	$388,438

Total Mortgage-Backed Securities (Cost $1,149,141)		1,187,946

ASSET-BACKED SECURITIES - 1.7%

Asset Backed Funding Corp Trust 0.702% (USD LIBOR + 0.600%) due 10/25/34 §	21,723	21,685
Freddie Mac Structured Pass-Through Certificates 0.383% (USD LIBOR + 0.280%) due 09/25/31 §	551	547
Home Equity Asset Trust 0.957% (USD LIBOR + 0.855%) due 08/25/34 §	13,581	13,517
LoanCore Issuer Ltd (Cayman) 1.240% (USD LIBOR + 1.130%) due 05/15/36 ~ §	37,661	37,675
OZLM Ltd (Cayman) 1.294% (USD LIBOR + 1.160%) due 07/20/32 ~ §	100,000	100,063
Saxon Asset Securities Trust 0.412% (USD LIBOR + 0.310%) due 09/25/37 §	15,659	15,451
THL Credit Wind River CLO Ltd (Cayman) 1.204% (USD LIBOR + 1.080%) due 04/15/31 ~ §	100,000	99,821
TICP CLO Ltd (Cayman) 0.972% (USD LIBOR + 0.840%) due 04/20/28 ~ §	265,082	265,275

Total Asset-Backed Securities (Cost $553,377)		554,034

U.S. TREASURY OBLIGATIONS - 103.3%

U.S. Treasury Inflation Protected Securities - 103.3%

0.125% due 04/15/22 ^	181,970	184,633
0.125% due 07/15/22 ^	264,605	271,147
0.125% due 01/15/23 ^	732,149	756,195
0.125% due 07/15/26 ^	230,778	250,654
0.125% due 01/15/30 ^	1,515,806	1,683,640
0.375% due 07/15/25 ^	122,466	133,053
0.375% due 07/15/27 ^	1,876,962	2,083,418
0.500% due 04/15/24 ^	3,070,676	3,273,823
0.500% due 01/15/28 ^	1,827,735	2,046,190
0.625% due 04/15/23 ^	1,158,061	1,210,738
0.625% due 01/15/24 ^	1,441,446	1,534,227
0.625% due 01/15/26 ^	640,222	703,374
0.625% due 02/15/43 ^	384,970	479,281
0.750% due 07/15/28 ^	1,167,993	1,338,357
0.750% due 02/15/42 ^	122,406	154,906
0.750% due 02/15/45 ^	669,505	863,181
0.875% due 01/15/29 ^	1,697,855	1,964,621
0.875% due 02/15/47 ^	486,969	658,857
1.000% due 02/15/46 ^	602,337	824,492
1.000% due 02/15/49 ^	43,967	62,527
1.375% due 02/15/44 ^	1,685,227	2,408,565

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
2.000% due 01/15/26 ^	$295,432	$341,957
2.125% due 02/15/41 ^	378,906	587,260
3.375% due 04/15/32 ^	91,937	136,853
3.875% due 04/15/29 ^	58,887	82,063
0.125% due 07/15/24 ^	1,397,820	1,490,373
0.125% due 10/15/24 ^	2,048,295	2,188,267
0.125% due 04/15/25 ^	1,713,280	1,833,206
0.125% due 10/15/26 ^	202,438	220,242
0.125% due 01/15/31 ^	711,882	797,717
0.125% due 07/15/31 ^	2,476,728	2,786,427
0.125% due 02/15/51 ^	212,474	252,189
0.250% due 01/15/25 ^	116,776	125,140

Total U.S. Treasury Obligations (Cost $32,130,151)		33,727,573

FOREIGN GOVERNMENT BONDS & NOTES - 7.9%

Australia Government (Australia) 1.250% due 02/21/22 ^ ~	AUD 702,116	613,202
French Republic Government OAT (France)
0.100% due 03/01/26 ^ ~	EUR 103,643	129,682
0.250% due 07/25/24 ^ ~	110,472	135,343
Italy Buoni Poliennali Del Tesoro (Italy)
0.400% due 05/15/30 ^ ~	526,250	651,499
1.400% due 05/26/25 ^ ~	603,144	745,167
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 110,000	93,802
United Kingdom Inflation-Linked Gilt (United Kingdom) 0.125% due 03/22/24 ^ ~	GBP 128,657	190,630

Total Foreign Government Bonds & Notes (Cost $2,436,327)		2,559,325

	Shares
SHORT-TERM INVESTMENTS - 2.0%

Money Market Fund - 0.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	162,850	162,850

	Principal Amount
Repurchase Agreements - 1.5%

JP Morgan Securities LLC 0.040% due 01/03/22 (Dated 12/31/21, Repurchase price of $500,002: collateralized by a U.S. Treasury Security: 2.880% due 05/15/28 and value $509,624)	$500,000	500,000

Total Short-Term Investments (Cost $662,850)		662,850

TOTAL INVESTMENTS - 119.5% (Cost $37,244,711)		39,009,793

DERIVATIVES - (0.3%)		(113,467)

OTHER ASSETS & LIABILITIES, NET - (19.2%)		(6,247,519)

NET ASSETS - 100.0%		$32,648,807

Notes to Schedule of Investments

(a)	The average amount of borrowings by the Fund on sale-buyback financing transactions during the nine-month period ended December 31, 2021 was $6,275,947 at a weighted average interest rate of 0.045%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

(b)	Open futures contracts outstanding as of December 31, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euribor	03/23	12	$3,424,878	$3,421,477	($3,401)
Euro-Bund	03/22	7	1,386,541	1,365,733	(20,808)
U.S. Treasury 5-Year Notes	03/22	46	5,564,984	5,564,922	(62)
U.S. Treasury 10-Year Notes	03/22	1	129,767	130,469	702
U.S. Treasury Long Bonds	03/22	3	480,723	481,312	589

					(22,980)

Short Futures Outstanding
Australia 3-Year Bonds	03/22	2	165,925	166,100	(175)
Euro-Bobl	03/22	7	1,070,011	1,061,856	8,155
Euro-BTP	03/22	2	342,630	334,742	7,888
Euro-Buxl	03/22	3	740,613	706,120	34,493
Euro-Schatz	03/22	57	7,284,023	7,270,131	13,892
Long Gilt	03/22	2	338,304	338,117	187
U.S. Treasury 2-Year Notes	03/22	12	2,623,390	2,618,062	5,328
U.S. Treasury Ultra 10-Year Notes	03/22	10	1,449,127	1,464,375	(15,248)
U.S. Treasury Ultra Long Bonds	03/22	6	1,179,413	1,182,750	(3,337)

					51,183

Total Futures Contracts					$28,203

(c)	Forward foreign currency contracts outstanding as of December 31, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
EUR	17,000	USD	19,279	01/22	GSC	$77	$—
EUR	1,478,000	USD	1,680,782	01/22	SCB	2,056	—
GBP	503,000	USD	681,288	01/22	SCB	—	(461)
GBP	24,000	USD	31,846	01/22	GSC	639	—
USD	327,313	AUD	456,898	01/22	JPM	—	(5,111)
USD	130,189	AUD	182,608	01/22	SCB	—	(2,671)
USD	102,303	AUD	143,069	01/22	UBS	—	(1,789)
USD	33,661	EUR	29,600	01/22	CSF	—	(41)
USD	1,685,259	EUR	1,495,000	01/22	SCB	—	(16,934)
USD	1,681,742	EUR	1,478,000	02/22	SCB	—	(2,073)
USD	32,490	GBP	24,000	01/22	CSF	6	—
USD	666,041	GBP	503,000	01/22	SCB	—	(14,787)
USD	681,243	GBP	503,000	02/22	SCB	466	—
USD	94,457	NZD	138,000	01/22	JPM	—	(51)

Total Forward Foreign Currency Contracts						$3,244	($43,918)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

(d)	Purchased options outstanding as of December 31, 2021 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate		Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.190%		11/02/22	MSC	EUR 60,000	$4,375	$8,649
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.197%		11/04/22	BRC	200,000	14,957	28,577
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.237%		11/17/23	DUB	$300,000	18,621	13,831

								$37,953	$51,057

Total Purchased Options								$37,953	$51,057

(e) Premiums received and value of written options outstanding as of December 31, 2021 were as follows:

Credit Default Swaptions on Credit Indices - Sell Protection

Description			Exercise Rate		Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG 36 5Y			0.725%		01/19/22	GSC	$100,000	$100	($3)
Put - iTraxx Main 36 5Y			0.750%		01/19/22	BRC	EUR 100,000	138	(8)
Put - CDX IG 37 5Y			0.850%		01/19/22	BRC	$200,000	231	(5)
Put - iTraxx Main 36 5Y			0.900%		03/16/22	BRC	EUR 300,000	372	(103)
Put - CDX IG 37 5Y			0.900%		03/16/22	DUB	$100,000	111	(32)
Put - iTraxx Main 36 5Y			0.900%		03/16/22	JPM	EUR 100,000	108	(34)
Put - CDX IG 37 5Y			0.950%		03/16/22	JPM	$100,000	125	(27)
Put - CDX IG 37 5Y			1.000%		03/16/22	GSC	100,000	114	(23)
Put - CDX IG 37 5Y			1.000%		03/16/22	MSC	100,000	125	(23)
Put - CDX IG 37 5Y			0.950%		04/20/22	JPM	100,000	127	(54)
Put - CDX IG 37 5Y			0.950%		04/20/22	MSC	100,000	127	(54)

								$1,678	($366)

Inflation Floor/Cap Options
Description	Initial Index	Floating Rate			Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]			04/22/24	JPM	$1,900,000	$13,823	($26)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]			05/16/24	JPM	200,000	1,390	—

								$15,213	($26)

Interest Rate Swaptions
Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate		Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 1-Year Interest Rate Swap	Receive	3-Month EUR-LIBOR	(0.526%	)	11/17/22	GSC	EUR 1,600,000	$2,489	($427)

Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%		11/02/22	MSC	200,000	4,851	(11,206)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%		11/04/22	BRC	600,000	14,726	(33,743)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.340%		11/17/23	DUB	$1,300,000	16,380	(12,657)

								35,957	(57,606)

Total Interest Rate Swaptions								$38,446	($58,033)

Total Written Options								$55,337	($58,425)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

(f)	Swap agreements outstanding as of December 31, 2021 were as follows:

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.180%	U.S. CPI Urban Consumers	Z / Z	LCH	01/19/22	$200,000	($8,765)	($2)	($8,763)
2.200%	U.S. CPI Urban Consumers	Z / Z	LCH	01/21/22	200,000	(8,801)	—	(8,801)
2.170%	U.S. CPI Urban Consumers	Z / Z	LCH	02/01/22	100,000	(4,639)	—	(4,639)
2.155%	U.S. CPI Urban Consumers	Z / Z	LCH	02/04/22	200,000	(9,346)	—	(9,346)
2.200%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/22	100,000	(4,612)	—	(4,612)
0.900%	1-Day GBP-SONIA	A / A	LCH	03/21/23	GBP 3,000,000	(4,685)	(3,837)	(848)
1.184%	1-Day GBP-SONIA	A / A	LCH	03/21/23	800,000	260	—	260
(0.526%)	3-Month EUR-LIBOR	A / Q	LCH	11/21/23	EUR 800,000	(3,065)	—	(3,065)
3.850%	GBP Retail Price	Z / Z	LCH	09/15/24	GBP 200,000	(4,275)	—	(4,275)
3.330%	GBP Retail Price	Z / Z	LCH	01/15/25	400,000	(28,764)	11,260	(40,024)
2.335%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/28	$190,000	(12,501)	338	(12,839)
2.364%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/28	50,000	(3,055)	—	(3,055)
2.379%	U.S. CPI Urban Consumers	Z / Z	LCH	07/09/28	500,000	(29,930)	(287)	(29,643)
3.593%	GBP Retail Price	Z / Z	LCH	11/15/28	GBP 45,000	(2,987)	—	(2,987)
2.165%	U.S. CPI Urban Consumers	Z / Z	LCH	04/16/29	$100,000	(9,269)	—	(9,269)
1.998%	U.S. CPI Urban Consumers	Z / Z	LCH	07/25/29	100,000	(10,744)	—	(10,744)
1.760%	U.S. CPI Urban Consumers	Z / Z	LCH	11/04/29	400,000	(54,517)	(708)	(53,809)
3.400%	GBP Retail Price	Z / Z	LCH	06/15/30	GBP 200,000	(19,126)	2,555	(21,681)
3.475%	GBP Retail Price	Z / Z	LCH	08/15/30	200,000	(31,104)	2,476	(33,580)
1.380%	Eurostat Eurozone HICP	Z / Z	LCH	03/15/31	EUR 200,000	(22,458)	(1,361)	(21,097)
3.566%	GBP Retail Price	Z / Z	LCH	03/15/36	GBP 190,000	(31,918)	(907)	(31,011)
3.580%	GBP Retail Price	Z / Z	LCH	03/15/36	40,000	(6,556)	(413)	(6,143)
1.387%	Eurostat Eurozone HICP	Z / Z	LCH	08/15/49	EUR 20,000	(7,905)	—	(7,905)
1.888%	3-Month USD-LIBOR	S / Q	LCH	11/21/53	$100,000	3,064	—	3,064

						($315,698)	$9,114	($324,812)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Interest Rate Swaps - Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.090%	Eurostat Eurozone HICP	Z / Z	LCH	05/15/22	EUR 200,000	$12,507	$—	$12,507
2.210%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/23	$120,000	5,500	—	5,500
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	04/27/23	60,000	2,555	—	2,555
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	05/09/23	120,000	5,224	—	5,224
2.281%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/23	180,000	7,352	—	7,352
1.030%	France CPI Ex Tobacco	Z / Z	LCH	03/15/24	EUR 140,000	3,479	(53)	3,532
1.013%	1-Day GBP-SONIA	Z / Z	LCH	03/20/24	GBP 3,000,000	5,895	2,491	3,404
1.248%	1-Day GBP-SONIA	Z / Z	LCH	03/20/24	800,000	(329)	—	(329)
2.314%	U.S. CPI Urban Consumers	Z / Z	LCH	02/26/26	$200,000	14,568	—	14,568
2.419%	U.S. CPI Urban Consumers	Z / Z	LCH	03/05/26	100,000	6,739	—	6,739
2.768%	U.S. CPI Urban Consumers	Z / Z	LCH	05/13/26	100,000	4,583	—	4,583
2.690%	U.S. CPI Urban Consumers	Z / Z	LCH	06/01/26	100,000	4,822	—	4,822
4.735%	GBP Retail Price	Z / Z	LCH	12/15/26	GBP 200,000	—	(2,684)	2,684
1.798%	U.S. CPI Urban Consumers	Z / Z	LCH	08/25/27	$500,000	63,433	—	63,433
1.890%	U.S. CPI Urban Consumers	Z / Z	LCH	08/27/27	500,000	59,914	—	59,914
3.250%	3-Month NZD-Bank Bills	S / Q	CME	03/21/28	NZD 100,000	(3,266)	290	(3,556)
2.645%	U.S. CPI Urban Consumers	Z / Z	LCH	09/10/28	$100,000	2,805	—	2,805
1.840%	3-Month USD-LIBOR	S / Q	LCH	11/21/28	400,000	(3,268)	—	(3,268)
3.470%	GBP Retail Price	Z / Z	LCH	01/15/31	GBP 120,000	21,240	—	21,240
2.311%	U.S. CPI Urban Consumers	Z / Z	LCH	02/24/31	$200,000	17,914	94	17,820
0.750%	1-Day GBP-SONIA	A / A	LCH	09/21/32	GBP 200,000	5,637	5,982	(345)

						$237,304	$6,120	$231,184

Total Interest Rate Swaps						($78,394)	$15,234	($93,628)

Total Swap Agreements						($78,394)	$15,234	($93,628)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$318,065	$—	$318,065	$—
	Mortgage-Backed Securities	1,187,946	—	1,187,946	—
	Asset-Backed Securities	554,034	—	554,034	—
	U.S. Treasury Obligations	33,727,573	—	33,727,573	—
	Foreign Government Bonds & Notes	2,559,325	—	2,559,325	—
	Short-Term Investments	662,850	162,850	500,000	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,244	—	3,244	—
	Interest Rate Contracts
	Futures	71,234	71,234	—	—
	Purchased Options	51,057	—	51,057	—
	Swaps	242,006	—	242,006	—

	Total Interest Rate Contracts	364,297	71,234	293,063	—

	Total Assets - Derivatives	367,541	71,234	296,307	—

	Total Assets	39,377,334	234,084	39,143,250	—

Liabilities	Sale-buyback Financing Transactions	(6,260,697)	—	(6,260,697)	—
	Derivatives:
	Credit Contracts
	Written Options	(366)	—	(366)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(43,918)	—	(43,918)	—
	Interest Rate Contracts
	Futures	(43,031)	(43,031)	—	—
	Written Options	(58,059)	—	(58,059)	—
	Swaps	(335,634)	—	(335,634)	—

	Total Interest Rate Contracts	(436,724)	(43,031)	(393,693)	—

	Total Liabilities - Derivatives	(481,008)	(43,031)	(437,977)	—

	Total Liabilities	(6,741,705)	(43,031)	(6,698,674)	—

	Total	$32,635,629	$191,053	$32,444,576	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 35.2%

Basic Materials - 0.9%

Anglo American Capital PLC (South Africa)
3.625% due 09/11/24 ~	$465,000	$488,423
4.750% due 04/10/27 ~	400,000	445,200
ArcelorMittal SA (Luxembourg) 7.000% due 10/15/39	80,000	110,328
Barrick Gold Corp (Canada) 5.250% due 04/01/42	30,000	38,994
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	90,000	122,615
DuPont de Nemours Inc 5.319% due 11/15/38	55,000	70,996
Freeport-McMoRan Inc
4.625% due 08/01/30	20,000	21,483
5.450% due 03/15/43	190,000	239,218
Glencore Funding LLC (Australia)
2.500% due 09/01/30 ~	135,000	130,895
3.875% due 10/27/27 ~	10,000	10,771
4.000% due 03/27/27 ~	740,000	798,921
4.125% due 03/12/24 ~	150,000	157,804
International Flavors & Fragrances Inc
1.832% due 10/15/27 ~	200,000	196,487
3.468% due 12/01/50 ~	70,000	73,507
LYB International Finance III LLC 1.250% due 10/01/25	59,000	58,066
Nutrien Ltd (Canada) 5.000% due 04/01/49	30,000	40,272
OCP SA (Morocco)
4.500% due 10/22/25 ~	200,000	211,642
5.125% due 06/23/51 ~	200,000	189,453
Orbia Advance Corp SAB de CV (Mexico)
1.875% due 05/11/26 ~	220,000	217,018
2.875% due 05/11/31 ~	210,000	207,021
Southern Copper Corp (Peru) 6.750% due 04/16/40	260,000	364,259
Suzano Austria GmbH (Brazil)
3.125% due 01/15/32	50,000	48,462
3.750% due 01/15/31	340,000	346,117
Vale Overseas Ltd (Brazil)
3.750% due 07/08/30	95,000	98,490
6.875% due 11/21/36	48,000	63,863
Yamana Gold Inc (Canada) 4.625% due 12/15/27	90,000	97,327

		4,847,632

Communications - 3.8%

Alphabet Inc
0.450% due 08/15/25	20,000	19,557
0.800% due 08/15/27	30,000	29,065
1.100% due 08/15/30	30,000	28,391
2.050% due 08/15/50	50,000	44,757
Amazon.com Inc
0.800% due 06/03/25	60,000	59,361
1.200% due 06/03/27	70,000	69,093
1.500% due 06/03/30	30,000	29,105
2.100% due 05/12/31	40,000	40,582
2.500% due 06/03/50	580,000	553,833
3.875% due 08/22/37	70,000	82,413

	Principal Amount	Value
4.250% due 08/22/57	$10,000	$12,841
4.950% due 12/05/44	60,000	82,077
AT&T Inc
1.650% due 02/01/28	230,000	225,327
2.300% due 06/01/27	10,000	10,181
2.550% due 12/01/33	10,000	9,792
3.100% due 02/01/43	500,000	487,097
3.300% due 02/01/52	30,000	29,464
3.500% due 06/01/41	275,000	283,229
3.500% due 09/15/53	170,000	171,833
3.550% due 09/15/55	300,000	301,596
3.650% due 09/15/59	30,000	30,356
3.800% due 02/15/27	30,000	32,600
3.800% due 12/01/57	10,000	10,434
4.350% due 06/15/45	32,000	36,156
5.350% due 09/01/40	40,000	50,776
5.550% due 08/15/41	30,000	39,416
CCO Holdings LLC
4.500% due 08/15/30 ~	10,000	10,252
4.500% due 05/01/32	1,480,000	1,525,014
5.125% due 05/01/27 ~	130,000	134,059
Charter Communications Operating LLC
2.250% due 01/15/29	300,000	292,952
3.500% due 06/01/41	40,000	39,069
3.500% due 03/01/42	20,000	19,434
3.700% due 04/01/51	230,000	222,961
4.800% due 03/01/50	170,000	190,805
4.908% due 07/23/25	690,000	760,380
5.750% due 04/01/48	10,000	12,499
6.384% due 10/23/35	20,000	25,874
6.834% due 10/23/55	30,000	43,053
Comcast Corp
2.800% due 01/15/51	172,000	166,172
2.887% due 11/01/51 ~	110,000	106,678
2.937% due 11/01/56 ~	27,000	25,789
3.150% due 03/01/26	30,000	32,017
3.250% due 11/01/39	185,000	195,557
3.300% due 04/01/27	20,000	21,510
3.375% due 08/15/25	20,000	21,394
3.400% due 04/01/30	30,000	32,774
3.750% due 04/01/40	100,000	112,165
3.950% due 10/15/25	220,000	240,373
3.999% due 11/01/49	51,000	59,244
4.000% due 03/01/48	10,000	11,547
4.250% due 10/15/30	730,000	843,354
5.650% due 06/15/35	20,000	26,531
Corning Inc 5.750% due 08/15/40	60,000	81,465
Cox Communications Inc 2.950% due 10/01/50 ~	60,000	56,182
CSC Holdings LLC 4.500% due 11/15/31 ~	200,000	197,824
Discovery Communications LLC 3.625% due 05/15/30	100,000	107,022
DISH DBS Corp
5.125% due 06/01/29	70,000	63,813
5.250% due 12/01/26 ~	40,000	40,706
5.875% due 11/15/24	40,000	41,142
7.750% due 07/01/26	10,000	10,563

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Expedia Group Inc 3.800% due 02/15/28	$800,000	$856,025
Fox Corp 5.476% due 01/25/39	150,000	193,795
Prosus NV (China)
3.061% due 07/13/31 ~	410,000	400,081
3.832% due 02/08/51 ~	460,000	430,144
Rogers Communications Inc (Canada) 3.700% due 11/15/49	60,000	63,148
Sprint Capital Corp 8.750% due 03/15/32	130,000	195,218
Sprint Spectrum Co LLC 4.738% due 09/20/29 ~	365,625	382,998
Telefonica Emisiones SA (Spain) 5.213% due 03/08/47	150,000	186,679
Tencent Holdings Ltd (China) 3.840% due 04/22/51 ~	530,000	557,793
The Walt Disney Co
2.650% due 01/13/31	600,000	624,852
3.500% due 05/13/40	100,000	109,731
Time Warner Cable LLC
5.875% due 11/15/40	50,000	62,516
6.550% due 05/01/37	110,000	144,150
6.750% due 06/15/39	20,000	27,298
7.300% due 07/01/38	460,000	652,165
Time Warner Entertainment Co LP 8.375% due 07/15/33	20,000	29,159
T-Mobile USA Inc
2.050% due 02/15/28	10,000	9,933
2.250% due 02/15/26	10,000	10,040
2.550% due 02/15/31	550,000	547,674
2.625% due 02/15/29	50,000	49,337
2.875% due 02/15/31	840,000	831,037
3.000% due 02/15/41	110,000	107,593
3.500% due 04/15/25	230,000	243,847
3.500% due 04/15/31	50,000	52,106
3.750% due 04/15/27	435,000	471,280
3.875% due 04/15/30	280,000	306,523
United Group BV (Netherlands) 4.875% due 07/01/24 ~	EUR 600,000	691,285
Verizon Communications Inc
1.750% due 01/20/31	$70,000	66,336
2.100% due 03/22/28	340,000	340,895
2.355% due 03/15/32 ~	155,000	152,901
2.550% due 03/21/31	510,000	515,074
2.625% due 08/15/26	20,000	20,860
2.650% due 11/20/40	966,000	919,557
2.875% due 11/20/50	420,000	399,711
3.150% due 03/22/30	305,000	323,024
3.850% due 11/01/42	345,000	386,284
4.000% due 03/22/50	30,000	34,539
4.125% due 08/15/46	30,000	34,881
4.329% due 09/21/28	5,000	5,685
4.400% due 11/01/34	90,000	104,994
4.500% due 08/10/33	520,000	612,240
4.862% due 08/21/46	20,000	25,804
5.500% due 03/16/47	30,000	41,963
ViacomCBS Inc
4.000% due 01/15/26	50,000	54,039

	Principal Amount	Value
5.850% due 09/01/43	$70,000	$94,493
Vodafone Group PLC (United Kingdom) 4.375% due 05/30/28	90,000	101,354

		21,010,547

Consumer, Cyclical - 3.7%

7-Eleven Inc
0.950% due 02/10/26 ~	60,000	58,153
2.500% due 02/10/41 ~	49,000	45,299
Alimentation Couche-Tard Inc (Canada)
2.950% due 01/25/30 ~	100,000	103,406
3.439% due 05/13/41 ~	85,000	87,647
3.625% due 05/13/51 ~	90,000	94,884
American Airlines Pass-Through Trust ‘A’
2.875% due 01/11/36	176,000	175,086
3.650% due 12/15/29	137,610	133,342
American Airlines Pass-Through Trust ‘AA’
3.150% due 08/15/33	164,450	166,638
3.200% due 12/15/29	266,811	268,915
American Airlines Pass-Through Trust ‘B’ 3.950% due 01/11/32	221,000	219,643
AutoZone Inc 3.625% due 04/15/25	100,000	106,718
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.800% due 03/20/33 ~	397,592	414,794
Costco Wholesale Corp
1.375% due 06/20/27	60,000	59,579
1.600% due 04/20/30	40,000	38,794
Daimler Trucks Finance North America LLC (Germany) 0.550% (SOFR + 0.500%) due 06/14/23 ~ §	400,000	400,555
Delta Air Lines Inc
2.900% due 10/28/24	80,000	81,624
3.625% due 03/15/22	40,000	40,001
3.800% due 04/19/23	10,000	10,227
4.500% due 10/20/25 ~	70,000	73,614
4.750% due 10/20/28 ~	660,000	721,236
7.000% due 05/01/25 ~	440,000	503,489
7.375% due 01/15/26	50,000	58,918
Delta Air Lines Pass-Through Trust ‘A’ 2.500% due 12/10/29	129,669	129,246
Delta Air Lines Pass-Through Trust ‘B’ 4.250% due 01/30/25	98,828	102,163
Ford Motor Credit Co LLC
1.355% due 02/07/25	EUR 300,000	344,001
3.375% due 11/13/25	$1,600,000	1,664,376
4.000% due 11/13/30	200,000	215,506
4.125% due 08/17/27	200,000	216,124
General Motors Co
5.150% due 04/01/38	20,000	24,149
5.950% due 04/01/49	20,000	27,440
6.125% due 10/01/25	45,000	51,737
6.250% due 10/02/43	40,000	54,854
General Motors Financial Co Inc
1.200% due 10/15/24	45,000	44,697
1.250% due 01/08/26	164,000	160,625
2.700% due 06/10/31	65,000	64,838
2.750% due 06/20/25	920,000	950,084

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
4.250% due 05/15/23	$30,000	$31,232
4.350% due 01/17/27	60,000	66,142
Hasbro Inc 3.900% due 11/19/29	50,000	55,184
Hilton Domestic Operating Co Inc
5.375% due 05/01/25 ~	20,000	20,833
5.750% due 05/01/28 ~	20,000	21,396
Hilton Worldwide Finance LLC 4.875% due 04/01/27	130,000	134,030
Hyundai Capital America
1.150% due 11/10/22 ~	246,000	246,672
1.300% due 01/08/26 ~	40,000	38,895
1.800% due 01/10/28 ~	70,000	67,707
2.375% due 10/15/27 ~	300,000	298,643
2.650% due 02/10/25 ~	150,000	153,832
JetBlue Pass-Through Trust ‘A’ 4.000% due 05/15/34	280,369	303,437
JetBlue Pass-Through Trust ‘B’ 7.750% due 05/15/30	116,436	135,600
Kia Motors Corp (South Korea) 3.250% due 04/21/26 ~	200,000	210,846
Kohl’s Corp 3.375% due 05/01/31	96,000	97,870
Las Vegas Sands Corp
2.900% due 06/25/25	690,000	688,698
3.200% due 08/08/24	350,000	356,553
Lear Corp 2.600% due 01/15/32	25,000	24,649
Lennar Corp 4.500% due 04/30/24	35,000	37,220
Lowe’s Cos Inc 4.500% due 04/15/30	20,000	23,240
McDonald’s Corp
1.450% due 09/01/25	10,000	10,098
3.300% due 07/01/25	30,000	31,828
3.500% due 03/01/27	20,000	21,618
3.500% due 07/01/27	10,000	10,853
3.600% due 07/01/30	360,000	398,170
3.625% due 09/01/49	10,000	11,087
3.700% due 01/30/26	40,000	43,076
3.800% due 04/01/28	30,000	32,988
4.200% due 04/01/50	240,000	291,271
MDC Holdings Inc 2.500% due 01/15/31	40,000	38,747
MGM Resorts International 7.750% due 03/15/22	800,000	811,012
Mileage Plus Holdings LLC 6.500% due 06/20/27 ~	260,000	277,941
New Red Finance Inc (Canada)
3.500% due 02/15/29 ~	30,000	29,734
3.875% due 01/15/28 ~	20,000	20,290
Newell Brands Inc
4.350% due 04/01/23	20,000	20,625
4.700% due 04/01/26	10,000	10,918
NIKE Inc
2.400% due 03/27/25	30,000	31,080
2.750% due 03/27/27	240,000	254,418
3.250% due 03/27/40	20,000	21,801
3.375% due 03/27/50	120,000	135,950

	Principal Amount	Value
Nissan Motor Acceptance Co LLC
2.000% due 03/09/26 ~	$300,000	$295,788
2.750% due 03/09/28 ~	300,000	298,118
2.800% due 01/13/22 ~	182,000	182,106
Nissan Motor Co Ltd (Japan)
3.522% due 09/17/25 ~	1,300,000	1,363,826
4.345% due 09/17/27 ~	400,000	432,145
4.810% due 09/17/30 ~	400,000	447,824
Nordstrom Inc 4.250% due 08/01/31	94,000	92,498
O’Reilly Automotive Inc 3.900% due 06/01/29	100,000	110,510
Sands China Ltd (Macau)
2.300% due 03/08/27 ~	250,000	235,609
2.850% due 03/08/29 ~	200,000	188,495
5.125% due 08/08/25	310,000	325,554
Spirit Loyalty Cayman Ltd 8.000% due 09/20/25 ~	270,000	298,396
Starbucks Corp
2.550% due 11/15/30	900,000	918,952
3.350% due 03/12/50	40,000	41,945
Target Corp 2.250% due 04/15/25	30,000	30,939
The Home Depot Inc
2.700% due 04/15/30	40,000	42,013
3.300% due 04/15/40	40,000	43,452
3.350% due 04/15/50	450,000	492,057
3.900% due 06/15/47	10,000	11,712
Tractor Supply Co 1.750% due 11/01/30	100,000	93,747
United Airlines Inc
4.375% due 04/15/26 ~	10,000	10,440
4.625% due 04/15/29 ~	110,000	113,666
United Airlines Pass-Through Trust ‘A’
3.100% due 04/07/30	82,798	82,141
3.700% due 09/01/31	218,963	222,148
United Airlines Pass-Through Trust ‘B’
3.650% due 04/07/27	239,954	237,632
3.650% due 07/07/27	168,056	166,479
VOC Escrow Ltd 5.000% due 02/15/28 ~	140,000	138,803
Walmart Inc
1.500% due 09/22/28	60,000	59,673
1.800% due 09/22/31	30,000	29,733
Wynn Macau Ltd (Macau) 5.625% due 08/26/28 ~	200,000	185,500

		20,620,487

Consumer, Non-Cyclical - 4.8%

Abbott Laboratories
3.750% due 11/30/26	38,000	42,019
4.750% due 11/30/36	70,000	89,476
4.900% due 11/30/46	160,000	219,273
AbbVie Inc
2.300% due 11/21/22	230,000	233,260
2.600% due 11/21/24	450,000	467,209
2.950% due 11/21/26	780,000	822,464
3.200% due 11/21/29	630,000	674,289
3.450% due 03/15/22	80,000	80,074
3.600% due 05/14/25	70,000	74,498

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
3.750% due 11/14/23	$10,000	$10,474
3.800% due 03/15/25	90,000	95,869
4.050% due 11/21/39	100,000	114,958
4.250% due 11/21/49	315,000	379,675
Aetna Inc 2.800% due 06/15/23	40,000	40,998
Altria Group Inc
2.450% due 02/04/32	220,000	209,107
3.400% due 02/04/41	350,000	323,423
3.875% due 09/16/46	20,000	19,391
4.400% due 02/14/26	701,000	772,855
4.800% due 02/14/29	6,000	6,773
5.800% due 02/14/39	40,000	48,149
5.950% due 02/14/49	110,000	137,563
6.200% due 02/14/59	12,000	15,734
Amgen Inc
2.770% due 09/01/53	43,000	40,285
3.625% due 05/22/24	30,000	31,613
4.663% due 06/15/51	11,000	14,111
Anheuser-Busch Cos LLC (Belgium)
3.650% due 02/01/26	390,000	419,081
4.900% due 02/01/46	90,000	114,016
Anheuser-Busch InBev Worldwide Inc (Belgium)
3.500% due 06/01/30	220,000	241,395
3.750% due 07/15/42	515,000	562,688
4.350% due 06/01/40	60,000	70,661
4.500% due 06/01/50	390,000	481,792
4.750% due 01/23/29	210,000	244,647
Anthem Inc
2.250% due 05/15/30	105,000	104,739
2.550% due 03/15/31	400,000	408,812
3.125% due 05/15/22	30,000	30,286
3.350% due 12/01/24	40,000	42,280
3.650% due 12/01/27	30,000	32,936
AstraZeneca PLC (United Kingdom) 6.450% due 09/15/37	35,000	51,539
Baptist Healthcare System Obligated Group 3.540% due 08/15/50	395,000	431,794
BAT Capital Corp (United Kingdom)
2.259% due 03/25/28	200,000	195,059
3.557% due 08/15/27	450,000	472,313
3.734% due 09/25/40	85,000	81,816
4.390% due 08/15/37	40,000	42,217
4.540% due 08/15/47	160,000	167,720
Bausch Health Cos Inc
5.000% due 02/15/29 ~	50,000	44,203
5.250% due 01/30/30 ~	430,000	379,066
6.250% due 02/15/29 ~	110,000	104,707
7.250% due 05/30/29 ~	50,000	49,570
Becton Dickinson and Co
3.363% due 06/06/24	50,000	52,374
3.700% due 06/06/27	200,000	218,120
3.734% due 12/15/24	14,000	14,890
3.794% due 05/20/50	40,000	45,009
4.669% due 06/06/47	50,000	63,202
4.685% due 12/15/44	32,000	40,386
Biogen Inc
2.250% due 05/01/30	65,000	64,057
3.150% due 05/01/50	70,000	67,471

	Principal Amount	Value
Block Financial LLC 3.875% due 08/15/30	$800,000	$856,896
Bon Secours Mercy Health Inc 3.205% due 06/01/50	125,000	132,151
Boston Scientific Corp
2.650% due 06/01/30	900,000	918,499
4.550% due 03/01/39	60,000	71,906
Bristol-Myers Squibb Co
2.350% due 11/13/40	25,000	23,760
2.900% due 07/26/24	45,000	47,116
3.200% due 06/15/26	50,000	53,819
3.550% due 08/15/22	90,000	91,721
3.875% due 08/15/25	33,000	35,739
5.000% due 08/15/45	364,000	484,588
Bunge Ltd Finance Corp 2.750% due 05/14/31	95,000	96,516
Cargill Inc 1.375% due 07/23/23 ~	40,000	40,328
Centene Corp 3.375% due 02/15/30	10,000	10,201
Cigna Corp
3.750% due 07/15/23	66,000	68,658
4.125% due 11/15/25	40,000	43,777
4.375% due 10/15/28	530,000	602,754
4.900% due 12/15/48	240,000	310,882
CommonSpirit Health 2.782% due 10/01/30	185,000	189,570
Constellation Brands Inc 4.250% due 05/01/23	30,000	31,273
CVS Health Corp
2.125% due 09/15/31	100,000	98,037
3.625% due 04/01/27	10,000	10,859
3.750% due 04/01/30	720,000	790,214
4.125% due 04/01/40	160,000	184,067
4.250% due 04/01/50	20,000	24,238
4.300% due 03/25/28	36,000	40,432
4.875% due 07/20/35	155,000	189,821
5.050% due 03/25/48	330,000	432,215
5.125% due 07/20/45	60,000	78,176
Danone SA (France) 2.589% due 11/02/23 ~	200,000	205,132
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	200,000	246,300
General Mills Inc 2.250% due 10/14/31	300,000	296,766
Gilead Sciences Inc
2.600% due 10/01/40	90,000	86,890
3.650% due 03/01/26	280,000	301,902
4.750% due 03/01/46	30,000	38,101
Global Payments Inc 3.200% due 08/15/29	122,000	127,198
HCA Inc
3.500% due 09/01/30	80,000	84,710
4.500% due 02/15/27	40,000	44,088
5.250% due 06/15/26	440,000	495,282
5.375% due 02/01/25	20,000	22,006
5.875% due 02/01/29	30,000	35,795
Humana Inc
3.150% due 12/01/22	50,000	50,836

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
3.950% due 03/15/27	$170,000	$185,930
4.625% due 12/01/42	50,000	61,848
4.800% due 03/15/47	20,000	25,489
IHS Markit Ltd 4.250% due 05/01/29	130,000	148,307
Johnson & Johnson
0.550% due 09/01/25	40,000	39,189
0.950% due 09/01/27	80,000	78,300
3.625% due 03/03/37	100,000	115,000
Keurig Dr Pepper Inc 3.200% due 05/01/30	165,000	174,630
Kraft Heinz Foods Co
4.250% due 03/01/31	10,000	11,383
4.375% due 06/01/46	20,000	23,471
4.875% due 10/01/49	30,000	37,758
5.000% due 06/04/42	10,000	12,467
5.200% due 07/15/45	20,000	25,489
5.500% due 06/01/50	20,000	27,136
6.500% due 02/09/40	200,000	285,003
Lamb Weston Holdings Inc 4.875% due 05/15/28 ~	10,000	10,839
Mars Inc
2.700% due 04/01/25 ~	40,000	41,625
3.200% due 04/01/30 ~	40,000	43,119
MedStar Health Inc 3.626% due 08/15/49	90,000	98,687
Medtronic Inc 3.500% due 03/15/25	36,000	38,356
Merck & Co Inc 1.450% due 06/24/30	190,000	182,118
MidMichigan Health 3.409% due 06/01/50	180,000	192,197
PayPal Holdings Inc
1.650% due 06/01/25	70,000	70,910
2.850% due 10/01/29	900,000	948,107
PeaceHealth Obligated Group 3.218% due 11/15/50	115,000	120,693
PepsiCo Inc
2.250% due 03/19/25	10,000	10,340
2.625% due 03/19/27	120,000	125,728
2.875% due 10/15/49	20,000	21,029
Pfizer Inc 2.625% due 04/01/30	60,000	63,279
Philip Morris International Inc
2.500% due 08/22/22	90,000	91,152
2.500% due 11/02/22	80,000	81,155
4.500% due 03/20/42	30,000	34,773
Piedmont Healthcare Inc 2.864% due 01/01/52	55,000	53,791
Prime Security Services Borrower LLC 5.750% due 04/15/26 ~	50,000	53,741
Quanta Services Inc 2.350% due 01/15/32	90,000	87,486
Regeneron Pharmaceuticals Inc 1.750% due 09/15/30	600,000	568,085
Reynolds American Inc (United Kingdom)
5.850% due 08/15/45	50,000	60,884
6.150% due 09/15/43	30,000	36,867

	Principal Amount	Value
Royalty Pharma PLC 3.550% due 09/02/50	$60,000	$59,629
Smithfield Foods Inc 3.000% due 10/15/30 ~	100,000	99,710
Sysco Corp 2.400% due 02/15/30	190,000	190,729
Teva Pharmaceutical Finance Co BV (Israel) 2.950% due 12/18/22	760,000	762,177
Teva Pharmaceutical Finance Netherlands III BV (Israel)
2.800% due 07/21/23	140,000	140,669
3.150% due 10/01/26	260,000	244,808
4.100% due 10/01/46	30,000	25,397
The Coca-Cola Co
2.500% due 03/15/51	20,000	19,248
3.375% due 03/25/27	90,000	97,270
The Procter & Gamble Co 2.800% due 03/25/27	10,000	10,582
Thermo Fisher Scientific Inc 2.000% due 10/15/31	85,000	83,830
Triton Container International Ltd (Bermuda) 2.050% due 04/15/26 ~	150,000	148,969
Tyson Foods Inc 3.550% due 06/02/27	195,000	210,060
United Rentals North America Inc 3.875% due 02/15/31	20,000	20,334
UnitedHealth Group Inc
2.000% due 05/15/30	330,000	327,947
2.375% due 10/15/22	10,000	10,144
3.500% due 06/15/23	20,000	20,808
3.750% due 07/15/25	80,000	86,814
3.875% due 08/15/59	50,000	60,020
4.250% due 06/15/48	150,000	186,213
4.450% due 12/15/48	10,000	12,793
Universal Health Services Inc 2.650% due 01/15/32 ~	50,000	49,189
Utah Acquisition Sub Inc 3.950% due 06/15/26	105,000	113,325
Viatris Inc 3.850% due 06/22/40	60,000	63,652
West Virginia United Health System Obligated Group 3.129% due 06/01/50	210,000	207,283
Zimmer Biomet Holdings Inc 2.600% due 11/24/31	68,000	68,433
Zoetis Inc 2.000% due 05/15/30	900,000	888,246

		26,790,245

Energy - 4.5%

Apache Corp
3.250% due 04/15/22	24,000	24,031
4.250% due 01/15/44	170,000	172,581
4.750% due 04/15/43	40,000	44,000
5.100% due 09/01/40	70,000	79,211
5.250% due 02/01/42	10,000	11,565
5.350% due 07/01/49	70,000	80,079
Boardwalk Pipelines LP
3.400% due 02/15/31	700,000	723,998
4.450% due 07/15/27	85,000	93,181

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
BP Capital Markets America Inc
2.772% due 11/10/50	$100,000	$94,463
2.939% due 06/04/51	55,000	52,940
3.000% due 02/24/50	300,000	296,125
3.633% due 04/06/30	590,000	651,619
3.790% due 02/06/24	10,000	10,532
BP Capital Markets PLC (United Kingdom)
3.506% due 03/17/25	130,000	138,548
3.535% due 11/04/24	40,000	42,629
Cameron LNG LLC
2.902% due 07/15/31 ~	10,000	10,424
3.302% due 01/15/35 ~	230,000	240,551
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	200,000	225,817
Cheniere Energy Inc 4.625% due 10/15/28	30,000	31,960
Cheniere Energy Partners LP
3.250% due 01/31/32 ~	150,000	151,800
4.000% due 03/01/31	30,000	31,512
Chevron Corp 3.078% due 05/11/50	250,000	266,133
Chevron USA Inc 3.850% due 01/15/28	70,000	77,560
ConocoPhillips
3.750% due 10/01/27 ~	30,000	32,908
4.300% due 08/15/28 ~	180,000	203,118
6.500% due 02/01/39	10,000	14,552
Continental Resources Inc
2.268% due 11/15/26 ~	60,000	59,613
3.800% due 06/01/24	40,000	41,791
4.375% due 01/15/28	90,000	97,450
4.500% due 04/15/23	50,000	51,585
4.900% due 06/01/44	20,000	22,198
5.750% due 01/15/31 ~	430,000	507,099
Coterra Energy Inc
3.900% due 05/15/27 ~	285,000	306,475
4.375% due 03/15/29 ~	390,000	436,128
DCP Midstream Operating LP 6.450% due 11/03/36 ~	20,000	26,201
Devon Energy Corp
4.500% due 01/15/30	8,000	8,592
4.750% due 05/15/42	20,000	23,207
5.000% due 06/15/45	460,000	557,329
5.250% due 10/15/27	6,000	6,330
5.875% due 06/15/28	576,000	623,971
Diamondback Energy Inc
2.875% due 12/01/24	20,000	20,762
3.250% due 12/01/26	160,000	168,857
3.500% due 12/01/29	320,000	339,680
Ecopetrol SA (Colombia)
4.625% due 11/02/31	210,000	204,542
5.875% due 05/28/45	220,000	210,752
Energy Transfer Operating LP
2.900% due 05/15/25	10,000	10,339
3.750% due 05/15/30	190,000	201,550
3.900% due 05/15/24	230,000	240,306
3.900% due 07/15/26	305,000	328,404
4.950% due 06/15/28	50,000	56,293
5.250% due 04/15/29	270,000	309,539

	Principal Amount	Value
6.250% due 04/15/49	$280,000	$366,454
6.750% due 05/15/25	70,000	70,262
Enterprise Products Operating LLC
2.800% due 01/31/30	210,000	219,191
3.700% due 01/31/51	240,000	252,496
3.950% due 01/31/60	30,000	32,491
4.150% due 10/16/28	100,000	112,359
4.200% due 01/31/50	130,000	146,109
4.800% due 02/01/49	10,000	12,200
4.850% due 03/15/44	10,000	12,066
7.550% due 04/15/38	220,000	329,202
EOG Resources Inc
3.900% due 04/01/35	30,000	34,065
4.150% due 01/15/26	70,000	76,535
4.375% due 04/15/30	70,000	80,970
4.950% due 04/15/50	110,000	149,800
EQT Corp
3.000% due 10/01/22	470,000	475,351
3.625% due 05/15/31 ~	80,000	83,124
3.900% due 10/01/27	670,000	719,419
5.000% due 01/15/29	40,000	44,357
Exxon Mobil Corp
1.571% due 04/15/23	10,000	10,116
2.992% due 03/19/25	160,000	168,266
2.995% due 08/16/39	180,000	182,481
3.043% due 03/01/26	140,000	148,245
3.482% due 03/19/30	470,000	515,149
4.114% due 03/01/46	50,000	58,484
4.327% due 03/19/50	110,000	135,401
Flex Intermediate Holdco LLC
3.363% due 06/30/31 ~	45,000	45,242
4.317% due 12/30/39 ~	35,000	36,092
Gray Oak Pipeline LLC
2.600% due 10/15/25 ~	300,000	300,661
3.450% due 10/15/27 ~	125,000	130,696
HollyFrontier Corp
2.625% due 10/01/23	35,000	35,684
5.875% due 04/01/26	63,000	70,721
KazMunayGas National Co JSC (Kazakhstan)
5.375% due 04/24/30 ~	400,000	467,250
Kinder Morgan Energy Partners LP 5.500% due 03/01/44	10,000	12,292
Kinder Morgan Inc
4.300% due 06/01/25	50,000	54,074
4.300% due 03/01/28	170,000	189,056
5.050% due 02/15/46	30,000	36,043
5.200% due 03/01/48	150,000	185,718
5.550% due 06/01/45	30,000	38,015
Lundin Energy Finance BV (Netherlands) 3.100% due 07/15/31 ~	200,000	201,640
MEG Energy Corp (Canada) 5.875% due 02/01/29 ~	10,000	10,483
Midwest Connector Capital Co LLC 3.900% due 04/01/24 ~	500,000	518,512
MPLX LP
4.500% due 04/15/38	585,000	656,275
4.700% due 04/15/48	60,000	69,391
4.800% due 02/15/29	290,000	331,435

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
NGPL PipeCo LLC 3.250% due 07/15/31 ~	$50,000	$50,853
Occidental Petroleum Corp
3.000% due 02/15/27	30,000	30,482
3.200% due 08/15/26	60,000	61,895
4.100% due 02/15/47	160,000	157,042
4.200% due 03/15/48	10,000	10,016
4.400% due 04/15/46	20,000	20,538
4.625% due 06/15/45	50,000	51,951
5.550% due 03/15/26	90,000	100,294
6.450% due 09/15/36	310,000	395,870
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25	1,155,000	1,242,838
5.500% due 06/10/51	160,000	148,716
6.900% due 03/19/49	230,000	245,298
Petroleos Mexicanos (Mexico) 6.875% due 08/04/26	220,000	242,186
Phillips 66 Partners LP 3.550% due 10/01/26	100,000	106,534
Pioneer Natural Resources Co
1.125% due 01/15/26	20,000	19,438
1.900% due 08/15/30	135,000	128,370
2.150% due 01/15/31	70,000	67,610
Plains All American Pipeline LP 4.650% due 10/15/25	300,000	327,494
Qatar Energy (Qatar)
2.250% due 07/12/31 ~	280,000	278,068
3.125% due 07/12/41 ~	200,000	202,652
3.300% due 07/12/51 ~	200,000	206,605
Range Resources Corp
4.875% due 05/15/25	10,000	10,338
5.000% due 03/15/23	113,000	115,662
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	200,000	222,203
Schlumberger Holdings Corp 4.000% due 12/21/25 ~	70,000	75,463
Shell International Finance BV (Netherlands)
2.750% due 04/06/30	20,000	20,912
2.875% due 05/10/26	50,000	53,085
3.125% due 11/07/49	50,000	51,586
3.250% due 04/06/50	450,000	480,051
4.375% due 05/11/45	280,000	340,982
4.550% due 08/12/43	50,000	62,486
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	290,000	309,969
Southwestern Energy Co
4.750% due 02/01/32	50,000	52,752
5.375% due 03/15/30	20,000	21,465
Targa Resources Partners LP
4.000% due 01/15/32 ~	10,000	10,467
4.875% due 02/01/31	40,000	43,507
5.000% due 01/15/28	30,000	31,659
5.375% due 02/01/27	20,000	20,636
5.500% due 03/01/30	20,000	21,884
5.875% due 04/15/26	20,000	20,895
6.500% due 07/15/27	10,000	10,731
6.875% due 01/15/29	10,000	11,202

	Principal Amount	Value
Tennessee Gas Pipeline Co LLC 2.900% due 03/01/30 ~	$250,000	$254,216
The Williams Cos Inc
3.750% due 06/15/27	90,000	97,235
7.500% due 01/15/31	190,000	257,787
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	250,000	305,433
Western Midstream Operating LP
1.844% (USD LIBOR + 1.850%) due 01/13/23 §	20,000	19,974
4.350% due 02/01/25	30,000	31,388
4.500% due 03/01/28	30,000	32,716
4.650% due 07/01/26	100,000	108,945
5.300% due 02/01/30	60,000	66,061
5.300% due 03/01/48	897,000	1,082,195
5.500% due 08/15/48	60,000	71,759
6.500% due 02/01/50	50,000	59,201

		24,954,298

Financial - 12.8%

ABN AMRO Bank NV (Netherlands) 1.542% due 06/16/27 ~	200,000	196,134
AerCap Ireland Capital DAC (Ireland)
1.750% due 01/30/26	150,000	147,270
2.450% due 10/29/26	430,000	433,774
3.300% due 01/30/32	270,000	275,295
4.450% due 10/01/25	150,000	161,583
AIB Group PLC (Ireland) 4.263% due 04/10/25 ~	200,000	210,723
Air Lease Corp
1.875% due 08/15/26	80,000	78,758
3.000% due 09/15/23	555,000	569,814
3.375% due 07/01/25	30,000	31,329
Alexandria Real Estate Equities Inc REIT 3.375% due 08/15/31	200,000	215,581
American Campus Communities Operating Partnership LP REIT 2.250% due 01/15/29	40,000	39,596
American Homes 4 Rent LP REIT 4.250% due 02/15/28	100,000	110,871
American International Group Inc
3.750% due 07/10/25	540,000	578,282
4.375% due 06/30/50	140,000	174,988
American Tower Corp REIT
1.500% due 01/31/28	135,000	129,253
2.950% due 01/15/51	41,000	38,950
3.100% due 06/15/50	64,000	62,418
Athene Global Funding 2.500% due 01/14/25 ~	215,000	220,715
Atrium European Real Estate Ltd (Poland) 3.000% due 09/11/25 ~	EUR 800,000	938,520
Australia & New Zealand Banking Group Ltd (Australia) 4.400% due 05/19/26 ~	$205,000	224,639
Avolon Holdings Funding Ltd (Ireland)
2.125% due 02/21/26 ~	45,000	44,208
2.528% due 11/18/27 ~	1,273,000	1,237,465
4.250% due 04/15/26 ~	65,000	68,948
Banco Santander SA (Spain)
2.749% due 12/03/30	200,000	195,947

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
3.848% due 04/12/23	$200,000	$206,932
Bank of America Corp
2.572% due 10/20/32	225,000	226,245
2.592% due 04/29/31	1,660,000	1,678,684
2.676% due 06/19/41	515,000	496,587
3.004% due 12/20/23	155,000	158,239
3.419% due 12/20/28	203,000	216,874
3.500% due 04/19/26	110,000	118,611
3.550% due 03/05/24	90,000	92,695
3.593% due 07/21/28	100,000	107,710
3.705% due 04/24/28	265,000	287,796
3.974% due 02/07/30	240,000	264,605
4.000% due 01/22/25	675,000	721,419
4.083% due 03/20/51	130,000	156,767
4.200% due 08/26/24	350,000	375,390
4.250% due 10/22/26	1,590,000	1,755,568
4.330% due 03/15/50	20,000	24,803
4.450% due 03/03/26	90,000	99,182
Bank of Montreal (Canada)
1.850% due 05/01/25	100,000	101,554
3.803% due 12/15/32	60,000	64,405
Barclays PLC (United Kingdom)
3.650% due 03/16/25	200,000	211,484
4.972% due 05/16/29	200,000	228,306
5.088% due 06/20/30	500,000	567,712
7.250% due 03/15/23 ~	GBP 200,000	283,588
7.750% due 09/15/23	$300,000	322,686
7.875% due 03/15/22 ~	400,000	405,500
Berkshire Hathaway Finance Corp 4.250% due 01/15/49	120,000	147,707
BNP Paribas SA (France)
1.904% due 09/30/28 ~	900,000	879,244
2.159% due 09/15/29 ~	200,000	196,222
2.219% due 06/09/26 ~	200,000	202,024
2.824% due 01/26/41 ~	350,000	335,059
4.375% due 03/01/33 ~	250,000	271,391
4.705% due 01/10/25 ~	230,000	244,973
5.198% due 01/10/30 ~	200,000	232,891
Boston Properties LP REIT 4.500% due 12/01/28	500,000	564,003
BPCE SA (France) 1.652% due 10/06/26 ~	295,000	291,204
Brixmor Operating Partnership LP REIT
2.250% due 04/01/28	70,000	69,742
2.500% due 08/16/31	25,000	24,492
Brookfield Finance Inc (Canada) 3.500% due 03/30/51	115,000	120,859
Brown & Brown Inc 2.375% due 03/15/31	120,000	117,032
Capital One Financial Corp
2.618% due 11/02/32	55,000	54,912
3.800% due 01/31/28	100,000	108,956
Carlyle Finance LLC 5.650% due 09/15/48 ~	150,000	204,295
Citigroup Inc
2.572% due 06/03/31	700,000	706,817
3.875% due 03/26/25	605,000	646,183

	Principal Amount	Value
3.878% due 01/24/39	$165,000	$187,971
4.075% due 04/23/29	150,000	165,553
4.400% due 06/10/25	170,000	185,291
4.412% due 03/31/31	975,000	1,114,628
5.300% due 05/06/44	52,000	68,009
5.500% due 09/13/25	1,110,000	1,256,447
5.950% due 01/30/23	300,000	309,750
5.950% due 05/15/25	90,000	96,525
6.675% due 09/13/43	70,000	105,695
8.125% due 07/15/39	220,000	372,591
Cooperatieve Rabobank UA (Netherlands) 4.375% due 08/04/25	920,000	997,395
Corporate Office Properties LP REIT 2.750% due 04/15/31	109,000	108,492
CPI Property Group SA (Czech Republic) 4.750% due 03/08/23 ~	800,000	832,558
Credit Suisse AG (Switzerland) 2.950% due 04/09/25	250,000	261,876
Credit Suisse Group AG (Switzerland)
2.193% due 06/05/26 ~	250,000	251,610
3.091% due 05/14/32 ~	250,000	254,652
3.869% due 01/12/29 ~	300,000	321,391
4.194% due 04/01/31 ~	670,000	739,694
4.282% due 01/09/28 ~	250,000	271,572
Crown Castle International Corp REIT 3.100% due 11/15/29	100,000	104,523
CyrusOne LP REIT 1.450% due 01/22/27	EUR 100,000	116,312
Danske Bank AS (Denmark)
5.000% due 01/12/22 ~	$200,000	200,178
5.375% due 01/12/24 ~	950,000	1,023,102
Deutsche Bank AG (Germany)
1.406% (USD LIBOR + 1.230%) due 02/27/23 §	300,000	301,585
2.129% due 11/24/26	215,000	214,732
2.311% due 11/16/27	300,000	300,043
2.625% due 12/16/24 ~	GBP 200,000	276,334
3.035% due 05/28/32	$300,000	302,562
3.961% due 11/26/25	300,000	317,008
Digital Realty Trust LP REIT 3.600% due 07/01/29	500,000	541,724
Diversified Healthcare Trust REIT 9.750% due 06/15/25	600,000	649,929
Empower Finance LP (Canada) 3.075% due 09/17/51 ~	115,000	116,616
Equinix Inc REIT
2.000% due 05/15/28	109,000	107,065
2.900% due 11/18/26	150,000	155,499
F&G Global Funding 1.750% due 06/30/26 ~	45,000	44,765
Goodman US Finance Three LLC REIT (Australia) 3.700% due 03/15/28 ~	200,000	216,133
Healthcare Trust of America Holdings LP REIT 2.000% due 03/15/31	200,000	189,482
Healthpeak Properties Inc REIT 2.125% due 12/01/28	79,000	79,175
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	200,000	212,248

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
HSBC Holdings PLC (United Kingdom)
2.871% due 11/22/32	$200,000	$201,880
4.041% due 03/13/28	300,000	324,512
4.950% due 03/31/30	600,000	704,738
Hudson Pacific Properties LP REIT 4.650% due 04/01/29	800,000	905,089
ING Groep NV (Netherlands) 4.625% due 01/06/26 ~	700,000	778,500
International Lease Finance Corp 5.875% due 08/15/22	150,000	154,654
Intesa Sanpaolo SPA (Italy)
3.375% due 01/12/23 ~	220,000	224,840
5.017% due 06/26/24 ~	370,000	396,705
JPMorgan Chase & Co
2.083% due 04/22/26	1,270,000	1,289,977
2.522% due 04/22/31	670,000	677,916
3.109% due 04/22/51	350,000	362,596
3.509% due 01/23/29	150,000	160,813
4.203% due 07/23/29	170,000	190,326
4.452% due 12/05/29	70,000	79,512
4.950% due 06/01/45	50,000	65,214
Jyske Realkredit AS (Denmark) 1.500% due 10/01/53	DKK 900,000	134,992
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	$30,000	40,139
Life Storage LP REIT 2.400% due 10/15/31	75,000	73,803
Lloyds Banking Group PLC (United Kingdom)
1.458% (AUD Bank Bill + 1.400%) due 03/07/25 §	AUD 800,000	592,732
4.375% due 03/22/28	$900,000	1,010,457
Macquarie Group Ltd (Australia) 1.340% due 01/12/27 ~	185,000	180,092
Mastercard Inc 3.850% due 03/26/50	110,000	132,543
Mid-America Apartments LP REIT 3.600% due 06/01/27	205,000	221,471
Mizuho Financial Group Inc (Japan) 2.555% due 09/13/25	300,000	308,184
Morgan Stanley
2.188% due 04/28/26	430,000	438,766
2.699% due 01/22/31	80,000	81,932
3.622% due 04/01/31	880,000	959,913
3.737% due 04/24/24	100,000	103,485
3.772% due 01/24/29	10,000	10,890
4.431% due 01/23/30	10,000	11,406
4.457% due 04/22/39	150,000	180,262
5.000% due 11/24/25	840,000	941,214
MPT Operating Partnership LP REIT 2.550% due 12/05/23	GBP 700,000	960,093
National Retail Properties Inc REIT 3.500% due 10/15/27	$200,000	214,254
NatWest Group PLC (United Kingdom) 4.445% due 05/08/30	200,000	224,839
NatWest Markets PLC (United Kingdom) 1.600% due 09/29/26 ~	200,000	196,840
New York Life Global Funding 0.950% due 06/24/25 ~	40,000	39,450

	Principal Amount	Value
New York Life Insurance Co 3.750% due 05/15/50 ~	$150,000	$171,155
Nordea Bank Abp (Finland) 1.000% due 06/09/23 ~	200,000	200,685
Northwestern Mutual Global Funding 1.700% due 06/01/28 ~	50,000	49,536
Nykredit Realkredit AS (Denmark) 1.500% due 10/01/53 ~	DKK 1,200,000	177,647
Office Properties Income Trust REIT
2.400% due 02/01/27	$90,000	87,176
4.500% due 02/01/25	50,000	52,734
Omega Healthcare Investors Inc REIT 3.375% due 02/01/31	900,000	907,602
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	4,000	4,088
Physicians Realty LP REIT 2.625% due 11/01/31	30,000	29,997
Principal Life Global Funding II 1.250% due 06/23/25 ~	20,000	19,778
Public Storage REIT
1.950% due 11/09/28	38,000	37,898
2.250% due 11/09/31	32,000	32,198
Realty Income Corp REIT
3.400% due 01/15/28	700,000	755,451
3.950% due 08/15/27	200,000	221,896
RGA Global Funding 2.000% due 11/30/26 ~	300,000	301,205
Royal Bank of Canada (Canada)
1.150% due 06/10/25	130,000	128,978
1.600% due 04/17/23	90,000	91,037
Sabra Health Care LP REIT 3.200% due 12/01/31	50,000	48,916
Safehold Operating Partnership LP REIT 2.850% due 01/15/32	96,000	94,213
Santander Holdings USA Inc
3.450% due 06/02/25	700,000	734,996
4.500% due 07/17/25	330,000	357,527
Scentre Group Trust 1 REIT (Australia) 3.625% due 01/28/26 ~	220,000	235,058
Skandinaviska Enskilda Banken AB (Sweden) 5.625% due 05/13/22 ~	400,000	407,150
Societe Generale SA (France)
1.488% due 12/14/26 ~	300,000	292,348
1.792% due 06/09/27 ~	300,000	293,738
4.250% due 04/14/25 ~	200,000	213,003
Spirit Realty LP REIT 3.400% due 01/15/30	800,000	842,243
Standard Chartered PLC (United Kingdom)
0.980% (SOFR + 0.930%) due 11/23/25 ~ §	300,000	300,216
1.456% due 01/14/27 ~	500,000	484,674
Teachers Insurance & Annuity Association of America
3.300% due 05/15/50 ~	50,000	52,282
4.900% due 09/15/44 ~	40,000	51,511
6.850% due 12/16/39 ~	18,000	26,951
The Bank of New York Mellon Corp 1.600% due 04/24/25	30,000	30,298

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
The Goldman Sachs Group Inc
1.217% due 12/06/23	$400,000	$401,104
1.948% due 10/21/27	50,000	49,803
2.383% due 07/21/32	80,000	78,834
3.200% due 02/23/23	60,000	61,550
3.850% due 07/08/24	160,000	169,383
4.017% due 10/31/38	120,000	137,485
4.223% due 05/01/29	470,000	522,508
4.250% due 10/21/25	1,845,000	2,013,949
5.150% due 05/22/45	420,000	547,492
6.250% due 02/01/41	290,000	422,385
The Norinchukin Bank (Japan) 2.080% due 09/22/31 ~	300,000	297,522
The Toronto-Dominion Bank (Canada) 1.150% due 06/12/25	620,000	615,274
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~	200,000	195,207
1.750% due 04/21/22 ~	200,000	200,639
3.491% due 05/23/23 ~	260,000	262,656
4.125% due 09/24/25 ~	480,000	518,690
7.000% due 01/31/24 ~	450,000	485,525
UDR Inc REIT
1.900% due 03/15/33	30,000	27,720
2.100% due 08/01/32	200,000	190,633
UniCredit SPA (Italy) 6.572% due 01/14/22 ~	1,050,000	1,051,530
Visa Inc 3.150% due 12/14/25	80,000	85,435
4.300% due 12/14/45	290,000	365,713
Wells Fargo & Co
2.188% due 04/30/26	80,000	81,474
2.393% due 06/02/28	900,000	915,358
2.879% due 10/30/30	110,000	114,469
3.000% due 10/23/26	1,080,000	1,135,401
3.450% due 02/13/23	40,000	41,166
3.584% due 05/22/28	100,000	107,582
3.750% due 01/24/24	50,000	52,522
4.400% due 06/14/46	30,000	35,639
4.478% due 04/04/31	1,460,000	1,697,643
4.750% due 12/07/46	110,000	137,611
4.900% due 11/17/45	50,000	63,021
5.013% due 04/04/51	820,000	1,122,011
5.375% due 11/02/43	80,000	105,959
5.606% due 01/15/44	400,000	542,406
Westpac Banking Corp (Australia) 3.133% due 11/18/41	53,000	52,628
WP Carey Inc REIT
2.250% due 04/01/33	55,000	52,200
2.400% due 02/01/31	75,000	73,791

		70,688,256

Industrial - 1.7%

3M Co
2.375% due 08/26/29	60,000	61,610
3.050% due 04/15/30	10,000	10,734
3.700% due 04/15/50	330,000	387,834
Ball Corp 3.125% due 09/15/31	80,000	79,117
Carrier Global Corp
2.700% due 02/15/31	10,000	10,169

	Principal Amount	Value
2.722% due 02/15/30	$10,000	$10,223
3.577% due 04/05/50	10,000	10,662
CRH America Finance Inc (Ireland) 3.400% due 05/09/27 ~	300,000	320,430
CSX Corp 3.800% due 11/01/46	70,000	79,068
Deere & Co
3.100% due 04/15/30	20,000	21,578
3.750% due 04/15/50	60,000	71,056
Eaton Corp
2.750% due 11/02/22	130,000	132,453
4.150% due 11/02/42	80,000	93,737
Flex Ltd 4.875% due 05/12/30	800,000	913,250
General Dynamics Corp
3.500% due 05/15/25	10,000	10,669
4.250% due 04/01/40	10,000	12,234
4.250% due 04/01/50	30,000	38,357
General Electric Co 6.750% due 03/15/32	17,000	23,213
GFL Environmental Inc (Canada) 4.250% due 06/01/25 ~	30,000	30,900
Graphic Packaging International LLC 1.512% due 04/15/26 ~	95,000	93,385
Kansas City Southern 4.700% due 05/01/48	47,000	58,786
L3Harris Technologies Inc
1.800% due 01/15/31	80,000	76,453
5.054% due 04/27/45	40,000	52,655
Lockheed Martin Corp
3.100% due 01/15/23	20,000	20,370
3.550% due 01/15/26	70,000	75,843
4.500% due 05/15/36	30,000	36,715
Masco Corp 2.000% due 10/01/30	125,000	120,148
Norfolk Southern Corp 3.050% due 05/15/50	80,000	81,728
Northrop Grumman Corp
2.930% due 01/15/25	40,000	41,696
3.250% due 01/15/28	480,000	514,139
5.250% due 05/01/50	180,000	252,775
Otis Worldwide Corp
2.056% due 04/05/25	30,000	30,522
3.112% due 02/15/40	85,000	87,374
Raytheon Technologies Corp
3.750% due 11/01/46	95,000	106,109
3.950% due 08/16/25	60,000	65,111
4.125% due 11/16/28	290,000	324,667
4.500% due 06/01/42	60,000	74,340
Republic Services Inc 2.500% due 08/15/24	50,000	51,484
TD SYNNEX Corp 2.650% due 08/09/31 ~	400,000	385,061
Textron Inc 2.450% due 03/15/31	700,000	688,847
The Boeing Co
1.433% due 02/04/24	90,000	89,904
2.196% due 02/04/26	70,000	70,040
2.700% due 02/01/27	410,000	417,178

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
2.800% due 03/01/27	$30,000	$30,635
3.100% due 05/01/26	465,000	485,012
3.200% due 03/01/29	90,000	92,716
3.250% due 02/01/35	290,000	292,696
3.550% due 03/01/38	20,000	20,419
3.750% due 02/01/50	600,000	625,264
5.150% due 05/01/30	1,100,000	1,282,660
Union Pacific Corp
2.150% due 02/05/27	50,000	51,384
2.400% due 02/05/30	230,000	234,649
3.750% due 07/15/25	120,000	129,734
3.750% due 02/05/70	70,000	79,593
3.839% due 03/20/60	180,000	212,614

		9,670,000

Technology - 1.5%

Activision Blizzard Inc 1.350% due 09/15/30	58,000	53,566
Analog Devices Inc 2.800% due 10/01/41	55,000	55,738
Apple Inc
2.450% due 08/04/26	250,000	261,339
3.450% due 02/09/45	140,000	156,608
Broadcom Inc
2.450% due 02/15/31 ~	500,000	490,787
3.137% due 11/15/35 ~	1,230,000	1,238,652
3.187% due 11/15/36 ~	26,000	25,994
3.469% due 04/15/34 ~	300,000	314,398
4.150% due 11/15/30	494,000	548,314
CGI Inc (Canada)
1.450% due 09/14/26 ~	300,000	293,678
2.300% due 09/14/31 ~	90,000	86,804
Dell International LLC 6.200% due 07/15/30	200,000	252,645
Fiserv Inc 2.650% due 06/01/30	300,000	304,757
Intel Corp
1.600% due 08/12/28	130,000	128,528
3.050% due 08/12/51	60,000	61,487
3.700% due 07/29/25	50,000	53,995
4.750% due 03/25/50	90,000	120,147
KLA Corp 3.300% due 03/01/50	50,000	53,569
Leidos Inc 2.300% due 02/15/31	35,000	33,754
Microchip Technology Inc
0.972% due 02/15/24	120,000	119,006
0.983% due 09/01/24 ~	90,000	88,399
Micron Technology Inc 2.703% due 04/15/32	300,000	300,858
Microsoft Corp
2.525% due 06/01/50	510,000	498,780
2.675% due 06/01/60	5,000	5,001
2.921% due 03/17/52	10,000	10,645
3.041% due 03/17/62	25,000	26,825
3.300% due 02/06/27	200,000	218,092
3.450% due 08/08/36	10,000	11,530
NVIDIA Corp
2.850% due 04/01/30	30,000	31,897
3.500% due 04/01/40	70,000	78,823

	Principal Amount	Value
3.500% due 04/01/50	$570,000	$651,329
3.700% due 04/01/60	40,000	47,958
NXP BV (China)
2.500% due 05/11/31 ~	85,000	85,299
3.250% due 05/11/41 ~	90,000	93,195
Oracle Corp
1.650% due 03/25/26	310,000	307,866
2.875% due 03/25/31	340,000	342,434
Roper Technologies Inc 1.750% due 02/15/31	100,000	94,023
Texas Instruments Inc 1.750% due 05/04/30	20,000	19,635
VMware Inc
1.400% due 08/15/26	100,000	98,382
4.700% due 05/15/30	165,000	192,243
Xilinx Inc 2.375% due 06/01/30	153,000	155,130

		8,012,110

Utilities - 1.5%

Alabama Power Co 1.450% due 09/15/30	400,000	374,279
Alexander Funding Trust 1.841% due 11/15/23 ~	200,000	200,771
Appalachian Power Co 4.500% due 03/01/49	40,000	48,197
Atmos Energy Corp 2.850% due 02/15/52	60,000	58,460
Berkshire Hathaway Energy Co 2.850% due 05/15/51	100,000	96,484
Consolidated Edison Co of New York Inc
3.350% due 04/01/30	20,000	21,532
3.950% due 04/01/50	10,000	11,455
Consumers Energy Co 3.250% due 08/15/46	45,000	47,797
Duke Energy Carolinas LLC 5.300% due 02/15/40	60,000	79,133
Duke Energy Corp 3.400% due 06/15/29	185,000	196,402
Duke Energy Florida LLC 2.400% due 12/15/31	300,000	303,978
Duke Energy Ohio Inc 3.650% due 02/01/29	20,000	21,654
Edison International 5.750% due 06/15/27	70,000	79,867
Emera US Finance LP (Canada) 4.750% due 06/15/46	100,000	118,088
Enel Finance International NV (Italy)
1.375% due 07/12/26 ~	300,000	292,449
2.250% due 07/12/31 ~	300,000	290,494
Entergy Arkansas LLC
2.650% due 06/15/51	45,000	41,941
3.050% due 06/01/23	300,000	307,532
Entergy Louisiana LLC 2.900% due 03/15/51	50,000	49,131
Evergy Inc 2.900% due 09/15/29	130,000	133,203
Exelon Generation Co LLC 3.250% due 06/01/25	300,000	314,566

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
FirstEnergy Corp 7.375% due 11/15/31	$490,000	$662,431
Fortis Inc (Canada) 3.055% due 10/04/26	135,000	140,624
Indiana Michigan Power Co 3.250% due 05/01/51	45,000	46,373
ITC Holdings Corp 2.950% due 05/14/30 ~	65,000	66,459
New York State Electric & Gas Corp 2.150% due 10/01/31 ~	300,000	293,911
NextEra Energy Capital Holdings Inc 1.900% due 06/15/28	300,000	297,068
NRG Energy Inc
2.000% due 12/02/25 ~	80,000	80,588
2.450% due 12/02/27 ~	90,000	89,254
OGE Energy Corp 0.703% due 05/26/23	35,000	34,851
Oklahoma Gas and Electric Co 0.553% due 05/26/23	45,000	44,718
Pacific Gas and Electric Co
1.367% due 03/10/23	85,000	84,492
1.700% due 11/15/23	345,000	345,959
1.750% due 06/16/22	80,000	80,001
2.100% due 08/01/27	20,000	19,325
2.500% due 02/01/31	30,000	28,612
2.950% due 03/01/26	50,000	50,904
3.150% due 01/01/26	200,000	204,623
3.300% due 08/01/40	10,000	9,290
3.450% due 07/01/25	85,000	88,234
3.500% due 08/01/50	20,000	18,577
3.750% due 02/15/24	600,000	622,482
3.750% due 08/15/42	33,000	30,855
PacifiCorp 4.150% due 02/15/50	80,000	94,885
Southern California Edison Co
1.200% due 02/01/26	95,000	93,180
3.700% due 08/01/25	300,000	320,557
4.125% due 03/01/48	60,000	67,463
Southern Power Co 5.150% due 09/15/41	70,000	85,894
Virginia Electric and Power Co 6.350% due 11/30/37	160,000	228,074
WEC Energy Group Inc 1.800% due 10/15/30	800,000	756,221

		8,073,318

Total Corporate Bonds & Notes (Cost $190,447,403)		194,666,893

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Financial - 0.0%

CBL & Associates HoldCo II LLC REIT 7.000% due 11/15/28	39,327	75,209

Total Convertible Corporate Bonds & Notes (Cost $39,327)	39,327	75,209

SENIOR LOAN NOTES - 3.3%

Basic Materials - 0.0%

Asplundh Tree Expert LLC Term B 1.854% (USD LIBOR + 1.750%) due 09/04/27 §	217,695	216,996
INEOS US Petrochem LLC Term B 3.250% (USD LIBOR + 2.750%) due 01/29/26 §	79,600	79,550

		296,546

	Principal Amount	Value
Communications - 0.4%

Altice France SA Term B-12 (France) 3.811% (USD LIBOR + 3.688%) due 01/31/26 §	$239,095	$237,003
Charter Communications Operating LLC
Term B-1 1.860% (USD LIBOR + 1.750%) due 04/30/25 §	215,184	214,964
Term B-2 1.850% (USD LIBOR + 1.750%) due 02/01/27 §	198,227	196,579
CSC Holdings LLC
Term B 2.360% (USD LIBOR + 2.250%) due 01/15/26 §	49,744	49,192
Term B-5 2.610% (USD LIBOR + 2.500%) due 04/15/27 §	29,475	29,156
Delta Topco Inc Term B 4.500% (USD LIBOR + 3.750%) due 12/01/27 §	39,800	39,887
Go Daddy Operating Co LLC Term B-2 1.854% (USD LIBOR + 1.750%) due 02/15/24 §	49,309	49,124
iHeartCommunications Inc Term B 3.104% (USD LIBOR + 3.000%) due 05/01/26 §	226,906	225,710
Level 3 Financing Inc Term B 1.854% (USD LIBOR + 1.750%) due 03/01/27 §	183,972	181,788
Nexstar Media Inc Term B-4 2.599% (USD LIBOR + 2.500%) due 09/19/26 §	233,922	233,734
Terrier Media Buyer Inc Term B 3.604% (USD LIBOR + 3.500%) due 12/17/26 §	247,500	246,727
Univision Communications Inc Term B 4.000% (USD LIBOR + 3.250%) due 03/24/26 §	137,301	137,730
Virgin Media Bristol LLC Term N 2.610% (USD LIBOR + 2.500%) due 01/31/28 §	220,000	218,090
Zayo Group Holdings Inc Term B 3.104% (USD LIBOR + 3.000%) due 03/09/27 §	100,000	98,771
Ziggo Financing Partnership Term I (Netherlands) 2.610% (USD LIBOR + 2.500%) due 04/30/28 §	99,750	98,815

		2,257,270

Consumer, Cyclical - 0.8%

Air Canada Term B (Canada) 4.250% (USD LIBOR + 3.500%) due 08/11/28 §	110,000	110,092
Alterra Mountain Co Term B 4.000% (USD LIBOR + 3.500%) due 08/17/28 §	77,785	77,817

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Caesars Resort Collection LLC
3.604% (USD LIBOR + 3.500%) due 07/20/25 §	$69,125	$69,238
Term B 2.854% (USD LIBOR + 2.750%) due 12/22/24 §	753,322	750,403
Clarios Global LP Term B 3.354% (USD LIBOR + 3.250%) due 04/30/26 §	163,011	162,281
Four Seasons Hotels Ltd Term B (Canada) 2.104% (USD LIBOR + 2.000%) due 11/30/23 §	98,070	97,831
Great Outdoors Group LLC Term B-1 4.500% (USD LIBOR + 3.750%) due 03/05/28 §	49,501	49,617
GVC Holdings Gibraltar Ltd Term B-4 (United Kingdom) 3.000% (USD LIBOR + 2.500%) due 03/16/27 §	69,650	69,585
Harbor Freight Tools USA Inc Term B 3.250% (USD LIBOR + 2.750%) due 10/19/27 §	118,899	118,797
Hilton Worldwide Finance LLC Term B-2 1.852% (USD LIBOR + 1.750%) due 06/21/26 §	240,000	238,334
IRB Holding Corp Term B 3.750% (USD LIBOR + 2.750%) due 02/05/25 §	248,072	247,986
Nascar Holdings LLC Term B 2.604% (USD LIBOR + 2.500%) due 10/18/26 §	194,091	194,031
PCI Gaming Authority Term B 2.604% (USD LIBOR + 2.500%) due 05/31/26 §	32,362	32,278
Petco Health & Wellness Co Inc Term B 4.000% (USD LIBOR + 3.250%) due 03/04/28 §	153,238	153,285
PetSmart LLC Term B 4.500% (USD LIBOR + 3.750%) due 02/12/28 §	249,375	250,206
Pilot Travel Centers LLC Term B 2.090% (USD LIBOR + 2.000%) due 08/06/28 §	488,775	486,467
Restaurant Brands International Inc Term B (Canada) 1.854% (USD LIBOR + 1.750%) due 11/19/26 §	196,000	194,040
Scientific Games International Inc Term B-5 2.854% (USD LIBOR + 2.750%) due 08/14/24 §	339,038	338,254
Station Casinos LLC Term B-1 2.500% (USD LIBOR + 2.250%) due 02/08/27 §	119,054	118,154
The Michaels Cos Inc 5.000% (USD LIBOR + 4.250%) due 04/15/28 §	89,475	88,759
UFC Holdings LLC Term B-3 3.500% (USD LIBOR + 2.750%) due 04/29/26 §	236,326	235,932

	Principal Amount	Value
United Airlines Inc Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 §	$218,350	$219,563
Whatabrands LLC Term B 3.750% (USD LIBOR + 3.250%) due 08/03/28 §	300,000	299,375

		4,602,325

Consumer, Non-Cyclical - 1.0%

AlixPartners LLP Term B 3.250% (USD LIBOR + 2.750%) due 02/04/28 §	248,125	247,253
Allied Universal Holdco LLC Term B 4.250% (USD LIBOR + 3.750%) due 05/14/28 §	296,161	295,359
APi Group DE Inc Term B 2.601% (USD LIBOR + 2.500%) due 10/01/26 §	229,535	229,344
Bausch Health Americas Inc Term B
2.854% (USD LIBOR + 2.750%) due 11/27/25 §	211,054	209,966
3.104% (USD LIBOR + 3.000%) due 06/01/25 §	205,880	205,223
Belron Finance US LLC Term B 2.438% (USD LIBOR + 2.250%) due 11/13/25 §	347,315	345,795
Change Healthcare Holdings LLC Term B 3.500% (USD LIBOR + 2.500%) due 03/01/24 §	211,379	211,405
Eyecare Partners LLC 3.974% (USD LIBOR + 3.750%) due 02/20/27 §	49,199	48,926
Froneri US Inc Term B (United Kingdom) 2.354% (USD LIBOR + 2.250%) due 01/31/27 §	207,592	205,092
Gainwell Acquisition Corp Term B 4.750% (USD LIBOR + 4.000%) due 10/01/27 §	188,323	189,088
Garda World Security Corp Term B (Canada) 4.360% (USD LIBOR + 4.250%) due 10/30/26 §	34,353	34,353
Global Medical Response Inc Term B 5.250% (USD LIBOR + 4.750%) due 10/02/25 §	329,809	328,738
Grifols Worldwide Operations USA Inc Term B (Spain) 2.104% (USD LIBOR + 2.000%) due 11/15/27 §	204,277	201,574
Horizon Therapeutics USA Inc Term B-2 2.250% (USD LIBOR + 1.750%) due 03/15/28 §	233,238	232,752
ICON Luxembourg SARL Term B (Luxembourg) 2.750% (USD LIBOR + 2.250%) due 07/01/28 §	203,270	203,566
Jazz Financing Lux SARL Term B 4.000% (USD LIBOR + 3.500%) due 05/05/28 §	308,450	310,075

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
LifePoint Health Inc Term B 3.852% (USD LIBOR + 3.750%) due 11/16/25 §	$183,232	$183,300
Mozart Borrower LP Term B 3.750% (USD LIBOR + 3.250%) due 10/21/28 §	270,000	270,084
Phoenix Guarantor Inc Term B
3.354% (USD LIBOR + 3.250%) due 03/05/26 §	223,020	221,985
3.604% (USD LIBOR + 3.500%) due 03/05/26 §	79,400	79,031
Phoenix Newco Inc 4.000% (USD LIBOR + 3.500%) due 11/15/28 §	70,000	70,091
PRA Health Sciences Inc Term B 2.500% (USD LIBOR + 2.250%) due 07/01/28 §	50,645	50,719
Prime Security Services Borrower LLC Term B-1 3.500% (USD LIBOR + 2.750%) due 09/23/26 §	250,737	250,780
Reynolds Consumer Products LLC Term B 1.854% (USD LIBOR + 1.750%) due 02/04/27 §	195,414	194,571
Sotera Health Holdings LLC 3.250% (USD LIBOR + 2.750%) due 12/13/26 §	190,000	189,564
Triton Water Holdings Inc Term B 4.000% (USD LIBOR + 3.500%) due 03/31/28 §	228,850	226,633
Verscend Holding Corp Term B 4.104% (USD LIBOR + 4.000%) due 08/27/25 §	109,196	109,310

		5,344,577

Diversified - 0.0%

First Eagle Holdings Inc Term B 2.724% (USD LIBOR + 2.500%) due 02/02/27 §	28,197	27,942

Financial - 0.5%

AmWINS Group Inc Term B 3.000% (USD LIBOR + 2.250%) due 02/19/28 §	217,801	216,424
Asurion LLC
Term B-7 3.104% (USD LIBOR + 3.000%) due 11/03/24 §	216,400	215,678
Term B-8 3.354% (USD LIBOR + 3.250%) due 12/23/26 §	247,524	246,106
Term B-9 3.354% (USD LIBOR + 3.250%) due 07/31/27 §	59,550	59,234
Avolon (US) LLC Term B-5 (Ireland) 2.750% (USD LIBOR + 2.250%) due 12/01/27 §	49,500	49,631

	Principal Amount	Value
Castlelake Aviation One DAC Term B 3.250% (USD LIBOR + 2.750%) due 10/22/26 §	$319,200	$318,336
Citadel Securities LP Term B 2.604% (USD LIBOR + 2.500%) due 02/02/28 §	232,865	231,701
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	227,045	227,592
FleetCor Technologies Operating Co LLC Term B 1.854% (USD LIBOR + 1.750%) due 04/30/28 §	129,350	128,024
Focus Financial Partners LLC Term B-3 2.104% (USD LIBOR + 2.000%) due 07/03/24 §	78,104	77,567
Hudson River Trading LLC Term B 3.104% (USD LIBOR + 3.000%) due 03/18/28 §	69,475	69,084
Jane Street Group LLC Term B 2.854% (USD LIBOR + 2.750%) due 01/26/28 §	197,062	195,913
Setanta Aircraft Leasing DAC Term B (Ireland) 2.140% (USD LIBOR + 2.000%) due 11/05/28 §	270,000	270,295
The Edelman Financial Engines Center LLC Term B 4.250% (USD LIBOR + 3.500%) due 04/07/28 §	58,357	58,385
VFH Parent LLC 3.089% (USD LIBOR + 3.000%) due 03/01/26 §	183,559	183,416
Zebra Buyer LLC Term B 3.750% (USD LIBOR + 3.250%) due 11/02/28 §	129,000	129,380

		2,676,766

Industrial - 0.3%

Ali Group North America Corp Term B due 12/20/28 ¥	240,000	238,875
Berry Global Inc Term Z 1.864% (USD LIBOR + 1.750%) due 07/01/26 §	104,552	104,002
Brookfield WEC Holdings Inc 3.250% (USD LIBOR + 2.750%) due 08/01/25 §	39,600	39,398
Brown Group Holding LLC Term B due 06/07/28 ¥	149,599	149,505
Energizer Holdings Inc 2.750% (USD LIBOR + 2.250%) due 12/22/27 §	39,700	39,667
Genesee & Wyoming Inc 2.224% (USD LIBOR + 2.000%) due 12/30/26 §	340,410	338,740
II-VI Inc Term B due 12/08/28 ¥	200,000	200,042
Quikrete Holdings Inc
Term B 2.604% (USD LIBOR + 2.500%) due 01/31/27 §	247,475	245,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Term B-1 due 06/11/28 ¥	$120,000	$119,781
TransDigm Inc Term F 2.354% (USD LIBOR + 2.250%) due 12/09/25 §	9,899	9,778
XPO Logistics Inc Term B 1.853% (USD LIBOR + 1.750%) due 02/23/25 §	215,000	214,278

		1,699,066

Technology - 0.3%

athenahealth Inc Term B-1 4.400% (USD LIBOR + 4.250%) due 02/11/26 §	175,622	175,731
Cloudera Inc Term B 4.250% (USD LIBOR + 3.750%) due 10/08/28 §	90,000	89,794
Dcert Buyer Inc 4.104% (USD LIBOR + 4.000%) due 10/16/26 §	206,622	206,696
Magenta Buyer LLC 5.750% (USD LIBOR + 5.000%) due 07/27/28 §	399,000	398,833
Peraton Corp Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 §	178,650	179,049
Rackspace Technology Global Inc Term B 3.500% (USD LIBOR + 2.750%) due 02/09/28 §	99,501	98,891
RealPage Inc Term B 3.750% (USD LIBOR + 3.250%) due 04/22/28 §	269,325	268,854

		1,417,848

Total Senior Loan Notes (Cost $18,318,491)		18,322,340

MORTGAGE-BACKED SECURITIES - 24.7%

Collateralized Mortgage Obligations - Commercial - 4.1%

1211 Avenue of the Americas Trust 3.901% due 08/10/35 ~	900,000	956,987
ACRE Commercial Mortgage Ltd (Cayman)
0.934% (USD LIBOR + 0.830%) due 12/18/37 ~ §	360,778	360,408
1.504% (USD LIBOR + 1.400%) due 12/18/37 ~ §	180,000	179,810
AREIT Trust 2.784% (SOFR + 2.734%) due 04/15/37 ~ §	162,068	162,284
Ashford Hospitality Trust 1.110% (USD LIBOR + 1.000%) due 06/15/35 ~ §	600,000	601,042
BAMLL Re-REMIC Trust
2.267% due 11/26/47 ~ §	190,000	186,785
5.830% due 08/10/45 ~ §	1,624,540	605,141
BBCMS Trust (IO) 1.308% due 07/15/54 §	1,945,527	184,193
Benchmark Mortgage Trust 2.669% due 12/15/54	150,000	155,867

	Principal Amount	Value
Benchmark Mortgage Trust (IO) 1.128% due 08/15/57 §	$2,151,858	$143,666
1.623% due 10/15/53 §	1,633,971	166,518
BPR Trust 1.360% (USD LIBOR + 1.250%) due 02/15/29 ~ §	320,000	320,259
BX Commercial Mortgage Trust
0.910% (USD LIBOR + 0.800%) due 12/15/36 ~ §	325,666	325,776
2.061% (USD LIBOR + 1.951%) due 03/15/37 ~ §	609,774	609,461
2.160% (USD LIBOR + 2.050%) due 11/15/35 ~ §	98,000	97,894
3.549% due 03/11/44 ~ §	230,000	229,923
Citigroup Commercial Mortgage Trust 3.778% due 09/10/58	700,000	750,210
Cold Storage Trust 1.010% (USD LIBOR + 0.900%) due 11/15/37 ~ §	570,135	570,336
Commercial Mortgage Trust
2.321% due 01/10/38 ~ §	300,000	292,033
3.545% due 02/10/36 ~	1,000,000	1,057,350
4.306% due 02/10/48 §	90,000	90,353
CSMC Trust
2.257% due 08/15/37 ~	1,000,000	1,008,998
4.024% (USD LIBOR + 3.024%) due 12/15/22 ~ §	430,000	430,600
4.139% (USD LIBOR + 3.739%) due 09/16/25 ~ §	560,000	560,612
4.373% due 09/15/37 ~	830,000	682,890
DBGS Mortgage Trust 3.843% due 04/10/37 ~	900,000	992,696
DBUBS Mortgage Trust 5.365% due 08/10/44 ~ §	58,663	58,810
Fannie Mae
3.273% due 02/25/29	30,000	32,946
3.610% due 02/25/31	70,000	79,244
3.700% due 01/25/36	100,000	113,994
Fannie Mae (IO) 2.251% due 01/25/31 §	5,000,000	666,425
FHLMC Multifamily Structured Pass-Through Certificates (IO)
1.195% due 11/25/30 §	3,235,000	311,544
1.211% due 10/25/30 §	2,700,000	262,909
1.364% due 12/25/29	1,490,000	126,465
Freddie Mac Multiclass Certificates (IO) 2.608% due 10/27/28 §	2,670,000	397,348
Freddie Mac Multifamily Structured Credit Risk 1.850% (SOFR + 1.800%) due 07/25/41 ~ §	375,448	369,060
Freddie Mac Multifamily WI Certificates 1.981% due 02/25/32	400,000	401,849
FREMF Mortgage Trust
2.244% (USD LIBOR + 2.150%) due 01/25/26 ~ §	147,632	147,309
3.576% due 01/25/26 ~ §	350,000	354,133
3.878% due 01/25/50 ~ §	415,000	448,163
3.934% due 12/25/46 ~ §	300,000	311,566

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
FRR Re-REMIC Trust 0.422% due 10/27/46 ~	$100,000	$97,339
Government National Mortgage Association 2.768% due 11/16/47 §	51,545	52,757
Government National Mortgage Association (IO)
0.354% due 01/16/53 §	4,174,628	47,454
0.525% due 04/16/47 §	2,550,030	42,749
GS Mortgage Securities Trust
1.260% (USD LIBOR + 1.150%) due 05/15/26 ~ §	570,000	567,787
1.660% (USD LIBOR + 1.550%) due 09/15/31 ~ §	1,074,102	979,985
JP Morgan Chase Commercial Mortgage Securities Trust
3.108% (USD LIBOR + 3.000%) due 01/16/37 ~ §	221,787	216,739
4.108% (USD LIBOR + 4.000%) due 01/16/37 ~ §	255,000	245,868
4.360% (USD LIBOR + 4.250%) due 12/15/36 ~ §	280,000	255,472
6.860% (USD LIBOR + 6.750%) due 12/15/36 ~ §	280,000	241,161
JPMDB Commercial Mortgage Securities Trust 4.009% due 03/15/50 §	180,000	187,062
MF1 Ltd (Cayman) 2.214% (SOFR + 2.164%) due 07/15/35 ~ §	494,284	498,733
MHC Trust 0.960% (USD LIBOR + 0.850%) due 05/15/23 ~ §	620,000	617,600
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	22,860	11,198
Morgan Stanley Capital I Trust 2.428% due 04/05/42 ~ §	400,000	402,659
PFP Ltd (Cayman) 1.508% (USD LIBOR + 1.400%) due 04/14/38 ~ §	261,987	260,525
SLG Office Trust 2.585% due 07/15/41 ~	235,000	241,078
VASA Trust 1.010% (USD LIBOR + 0.900%) due 07/15/39 ~ §	610,000	608,340
VLS Commercial Mortgage Trust 2.453% due 10/10/42 ~	390,000	386,808
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 ~ §	83,274	84,460
Wells Fargo Commercial Mortgage Trust 1.260% (USD LIBOR + 1.150%) due 02/15/40 ~ §	199,985	200,628
Wells Fargo Commercial Mortgage Trust (IO)
1.179% due 03/15/50 §	4,094,949	213,816
1.557% due 08/15/54 §	1,297,453	150,565
WFRBS Commercial Mortgage Trust 3.841% due 06/15/46 §	240,000	244,288

		22,658,928

Collateralized Mortgage Obligations - Residential - 6.8%

Alternative Loan Trust
0.442% (USD LIBOR + 0.340%) due 07/25/46 ± § Ω	2,080	—

	Principal Amount	Value
0.522% (USD LIBOR + 0.420%) due 05/25/35 §	$186,341	$183,136
2.608% due 06/25/37 §	51,729	47,406
American Home Mortgage Investment Trust 6.700% due 06/25/36	1,326,285	308,963
Anchor Mortgage Trust 2.600% due 10/25/26 ~	340,000	340,037
Banc of America Funding Trust 2.787% due 05/25/35 §	9,961	10,290
Bayview Financing Trust 3.084% (USD LIBOR + 3.000%) due 11/10/22 ~ §	228,662	229,979
BCAP LLC Trust
0.492% due 03/28/37 ~ §	949,405	945,241
4.769% due 03/26/37 ~	20,780	21,507
Bear Stearns Adjustable Rate Mortgage Trust
2.504% due 08/25/33 §	13,267	13,361
2.588% due 01/25/35 §	139,508	147,149
2.811% due 10/25/36 §	3,394	3,345
Bear Stearns ALT-A Trust
2.603% due 05/25/35 §	10,168	10,246
2.889% due 11/25/36 §	39,369	25,618
BVRT Financing Trust 1.863% (USD LIBOR + 1.750%) due 11/10/32 ~ ± §	7,984	7,984
Cascade MH Asset Trust 2.708% due 02/25/46 ~	284,000	285,451
CFMT LLC 1.374% due 02/25/31 ~ §	665,000	657,492
Chase Mortgage Finance Trust
2.326% due 02/25/37 §	98,360	100,477
2.780% due 09/25/36 §	38,283	35,713
ChaseFlex Trust 0.402% (USD LIBOR + 0.300%) due 08/25/37 §	238,118	224,048
Chevy Chase Funding LLC
0.352% (USD LIBOR + 0.250%) due 08/25/35 ~ §	9,296	9,253
0.645% due 05/25/35 ~ §	630,817	569,417
Citigroup Mortgage Loan Trust Inc 2.210% (US Treasury + 2.150%) due 09/25/35 §	3,741	3,926
Countrywide Home Loan Mortgage Pass-Through Trust 0.742% (USD LIBOR + 0.640%) due 03/25/35 §	6,377	6,280
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35	29,370	27,412
CSMC Trust
1.538% due 02/25/66 ~ §	434,369	429,966
1.668% due 09/27/60 ~ §	571,152	566,927
1.852% (USD LIBOR + 1.750%) due 07/25/47 ~ §	159,082	159,781
2.000% due 01/25/60 ~ §	493,576	496,521
Downey Saving & Loan Association Mortgage Loan Trust 0.284% (USD LIBOR + 0.180%) due 04/19/47 §	70,123	81,549

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount		Value
Eurosail-UK PLC (United Kingdom) 1.045% (GBP LIBOR + 0.950%) due 06/13/45 ~ §	GBP	460,985	$622,680
Fannie Mae
1.625% (US PRIME - 1.625%) due 11/25/23 §		$17,802	17,827
3.500% due 11/25/57		909,483	952,736
5.500% due 04/25/35		266,431	302,314
Fannie Mae (IO)
2.500% due 01/25/49		892,808	119,050
4.000% due 03/25/43		140,645	15,490
4.000% due 04/25/43		498,915	51,255
5.898% (6.000% - USD LIBOR) due 11/25/45 §		1,013,552	190,987
5.998% (6.100% - USD LIBOR) due 09/25/46 §		281,664	39,890
Fannie Mae Connecticut Avenue Securities 4.102% (USD LIBOR + 4.000%) due 05/25/30 §		450,000	469,035
FMC GMSR Issuer Trust
3.620% due 07/25/26 ~ §		300,000	298,204
3.650% due 02/25/24 ~ §		630,000	635,296
3.850% due 10/25/26 ~ §		210,000	208,613
4.450% due 01/25/26 ~ §		500,000	502,044
Freddie Mac (IO)
2.000% due 10/25/50		92,327	11,762
2.500% due 05/25/49		295,185	40,033
2.500% due 09/25/50		88,975	12,953
3.500% due 04/15/43		160,023	18,762
4.000% due 04/15/43		73,557	1,895
5.990% (6.100% - USD LIBOR) due 08/15/44 §		138,847	24,294
Freddie Mac REMICS
3.000% due 08/15/48		63,730	65,754
8.000% due 04/15/30		44,383	51,446
Freddie Mac REMICS (IO) 2.500% due 09/25/50		75,035	9,639
Freddie Mac Structured Agency Credit Risk Debt Notes
2.350% (SOFR + 2.300%) due 08/25/33 ~ §		620,000	631,952
2.403% (USD LIBOR + 2.300%) due 01/25/50 ~ §		160,000	160,198
3.253% (USD LIBOR + 3.150%) due 07/25/30 §		1,120,000	1,136,019
4.103% (USD LIBOR + 4.000%) due 08/25/24 §		106,953	108,972
Government National Mortgage Association
0.381% (USD LIBOR + 0.300%) due 05/20/68 §		282,133	281,751
0.554% (USD LIBOR + 0.450%) due 07/20/70 §		291,685	293,652
0.581% (USD LIBOR + 0.500%) due 06/20/69 §		155,464	156,261
0.681% (USD LIBOR + 0.600%) due 07/20/65 §		633,234	637,710
0.881% (USD LIBOR + 0.800%) due 06/20/66 §		516,140	522,749

	Principal Amount	Value
0.881% (USD LIBOR + 0.800%) due 07/20/66 §	$867,132	$877,513
1.029% (USD LIBOR + 0.750%) due 04/20/67 §	515,059	519,180
1.384% (USD LIBOR + 1.280%) due 01/20/71 §	975,998	1,031,385
1.384% (USD LIBOR + 1.280%) due 02/20/71 §	679,227	718,447
2.793% due 09/20/66 §	626,876	661,969
Government National Mortgage Association (IO)
0.610% due 03/20/71 §	10,664,258	555,640
2.500% due 08/20/50	181,158	23,697
2.500% due 09/20/50	92,694	12,796
2.500% due 10/20/50	185,037	24,494
4.000% due 11/20/44	426,270	63,302
4.500% due 11/16/45	172,956	30,542
5.993% (6.100% - USD LIBOR) due 10/16/46 §	168,144	43,802
6.046% (6.150% - USD LIBOR) due 02/20/46 §	896,160	178,386
Great Hall Mortgages PLC (United Kingdom) 0.344% (USD LIBOR + 0.130%) due 06/18/39 ~ §	168,948	166,582
GS Mortgage-Backed Securities Corp Trust 2.000% due 12/25/60 ~ §	620,000	609,857
GSR Mortgage Loan Trust
6.000% due 11/25/35	402,437	248,763
6.000% due 07/25/37	205,217	173,666
HarborView Mortgage Loan Trust
0.262% (USD LIBOR + 0.320%) due 05/25/38 §	190,521	172,597
0.444% (USD LIBOR + 0.340%) due 12/19/36 §	120,570	113,110
0.544% (USD LIBOR + 0.440%) due 05/19/35 §	168,477	162,825
2.598% due 02/25/36 §	36,594	15,874
3.004% due 08/19/36 §	84,933	83,385
Hawksmoor Mortgages (United Kingdom) 1.100% (SONIA + 1.050%) due 05/25/53 ~ §	GBP 1,000,838	1,358,589
JP Morgan Mortgage Trust
2.301% due 07/25/35 §	$15,056	15,702
3.500% due 10/25/48 ~ §	264,955	267,061
5.750% due 01/25/36	10,850	6,934
Ludgate Funding PLC (United Kingdom) 0.638% (GBP LIBOR + 0.160%) due 01/01/61 ~ §	GBP 400,166	520,201
Merrill Lynch Mortgage Investors Trust 2.151% due 11/25/35 §	$178,630	179,732
Metlife Securitization Trust 3.750% due 03/25/57 ~ §	558,354	576,845
Morgan Stanley Resecuritization Trust 0.794% (US FED + 0.710%) due 12/27/46 ~ §	1,655,848	1,512,046
New Residential Mortgage Loan Trust
2.492% due 09/25/59 ~ §	103,905	104,333
3.500% due 12/25/57 ~ §	536,464	548,761
Nomura Resecuritization Trust 5.900% due 06/26/35 ~ §	1,840,400	1,828,247

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
OBX Trust 0.752% (USD LIBOR + 0.650%) due 06/25/57 ~ §	$551,251	$552,335
PRPM LLC 2.115% due 01/25/26 ~ §	313,068	311,418
Radnor RE Ltd (Bermuda) 2.750% (SOFR + 2.700%) due 12/27/33 ~ §	590,000	583,074
RALI Trust 6.000% due 03/25/37	672,719	658,841
Reperforming Loan REMIC Trust
0.442% (USD LIBOR + 0.340%) due 06/25/35 ~ §	20,428	19,819
0.442% (USD LIBOR + 0.340%) due 01/25/36 ~ §	117,839	116,246
Ripon Mortgages PLC (United Kingdom) 0.914% (GBP LIBOR + 0.800%) due 08/20/56 ~ §	GBP 560,851	759,619
Seasoned Credit Risk Transfer Trust
3.500% due 05/25/57	$303,506	318,850
3.500% due 06/25/57	316,936	333,561
4.250% due 09/25/60 ~	620,000	633,843
Towd Point Mortgage Funding PLC (United Kingdom)
0.950% (SONIA + 0.900%) due 05/20/45 ~ §	GBP 1,157,442	1,571,401
0.950% (SONIA + 0.900%) due 07/20/45 ~ §	1,210,545	1,642,307
1.236% (GBP LIBOR + 1.025%) due 10/20/51 ~ §	846,983	1,154,954
Two 3.100% (USD LIBOR + 3.000%) due 03/25/22 ~ §	$500,000	504,250
WaMu Mortgage Pass-Through Certificates Trust 3.051% due 02/25/37 §	92,371	91,676
ZH Trust 2.253% due 02/18/27 ~	200,000	197,436

		37,395,591

Fannie Mae - 9.6%

due 01/01/52 - 03/01/52 #	5,000,000	5,177,085
due 02/01/52 #	6,630,000	6,747,870
due 02/01/52 #	7,900,000	7,858,687
0.970% due 07/01/27	1,181,969	1,143,025
1.090% due 04/01/28	506,000	489,224
1.275% due 04/01/30	738,986	712,774
1.283% (US FED + 1.200%) due 10/01/44 §	5,328	5,451
1.370% due 03/01/30	660,000	640,973
1.410% due 12/01/30	1,210,000	1,173,521
1.440% due 01/01/31	1,142,000	1,113,691
1.460% due 12/01/30	715,000	696,429
1.560% due 01/01/31	500,000	491,018
1.757% (USD LIBOR + 1.507%) due 11/01/32 §	23,964	24,074
1.870% due 05/01/31	350,000	351,602
2.000% due 12/01/41 - 11/01/51	3,105,900	3,111,097
2.043% (US Treasury + 2.043%) due 09/01/35 §	6,917	6,985

	Principal Amount	Value
2.140% due 12/01/33	$250,000	$254,934
2.160% due 12/01/33	300,000	306,514
2.310% due 08/01/22	476,357	477,706
2.423% (US Treasury + 2.360%) due 11/01/34 §	16,041	17,025
2.500% due 09/01/36 - 12/01/51	3,735,438	3,849,238
2.550% due 10/01/30	160,000	169,301
2.790% due 08/01/29	100,000	107,252
2.810% due 04/01/25	30,000	31,326
3.000% due 09/01/28 - 07/01/60	4,939,938	5,187,043
3.160% due 05/01/29	38,654	42,279
3.500% due 12/01/34 - 03/01/60	4,819,705	5,165,689
3.610% due 01/01/37	470,006	526,550
4.000% due 06/01/25 - 06/01/57	3,023,897	3,252,296
4.026% (US FED + 1.926%) due 12/01/36 §	1,003	1,073
4.500% due 06/01/24 - 09/01/57	1,761,502	1,911,822
5.000% due 02/01/35 - 01/01/59	419,926	477,830
5.500% due 04/01/22 - 05/01/58	1,288,079	1,476,898
6.000% due 02/01/33 - 07/01/41	149,860	172,186

		53,170,468

Freddie Mac - 1.9%

1.595% (USD LIBOR + 1.345%) due 09/01/35 §	2,986	3,102
1.980% (USD LIBOR + 1.729%) due 06/01/35 §	24,688	25,963
2.000% due 09/01/41 - 12/01/51	3,192,567	3,200,162
2.120% (USD LIBOR + 1.870%) due 09/01/35 §	6,004	6,019
2.345% (US Treasury + 2.250%) due 11/01/31 §	914	919
2.375% (US Treasury + 2.250%) due 04/01/32 §	5,829	5,867
2.500% due 12/01/50 - 08/01/51	1,235,962	1,269,877
2.875% (USD LIBOR + 1.620%) due 11/01/47 §	168,933	174,533
3.000% due 09/01/32 - 09/01/51	1,628,319	1,705,815
3.016% (USD LIBOR + 1.628%) due 11/01/48 §	439,336	453,845
3.090% (USD LIBOR + 1.623%) due 02/01/50 §	273,094	282,302
3.500% due 04/01/33 - 06/01/46	808,039	867,036
4.000% due 11/01/33 - 04/01/49	1,862,438	2,002,149
4.500% due 11/01/44	63,199	69,738
5.000% due 08/01/48 - 01/01/49	234,571	256,743
5.500% due 03/01/23 - 05/01/40	297,028	339,261
6.000% due 03/01/23	1,320	1,450

		10,664,781

Government National Mortgage Association - 2.3%

due 01/20/52 #	500,000	517,365
1.881% (US Treasury + 1.735%) due 10/20/71 §	250,379	271,231
1.976% (US Treasury + 1.834%) due 08/20/71 §	249,635	271,667
2.000% due 12/20/50	313,445	316,618
2.500% due 01/20/51 - 08/20/51	3,212,264	3,300,447
2.815% due 07/20/71 §	251,383	259,480
2.943% due 10/20/70 §	425,863	439,353

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
3.000% due 09/15/42 - 09/20/51	$1,652,992	$1,752,648
3.500% due 01/20/46 - 01/20/51	3,075,921	3,293,055
4.000% due 11/20/47 - 08/20/50	1,113,612	1,178,362
4.500% due 06/20/48 - 12/20/50	890,856	944,523
5.000% due 10/15/38 - 03/20/48	77,107	89,033

		12,633,782

Total Mortgage-Backed Securities (Cost $139,119,716)		136,523,550

ASSET-BACKED SECURITIES - 6.9%

AccessLex Institute 0.480% (USD LIBOR + 0.300%) due 05/25/36 §	571,377	562,177
ACE Securities Corp Home Equity Loan Trust 1.077% (USD LIBOR + 0.975%) due 07/25/35 §	214,959	215,227
ACRES Commercial Realty Ltd 1.310% (USD LIBOR + 1.200%) due 06/15/36 ~ §	470,000	469,494
Ajax Mortgage Loan Trust 2.239% due 06/25/66 ~	277,645	275,926
American Homes 4 Rent LP 5.885% due 04/17/52 ~	300,000	323,213
AmeriCredit Automobile Receivables Trust 1.210% due 12/18/26	540,000	533,248
Ameriquest Mortgage Securities Inc
0.972% (USD LIBOR + 0.870%) due 10/25/35 §	250,000	250,081
2.157% (USD LIBOR + 2.055%) due 11/25/34 §	362,404	362,824
AMSR Trust 2.006% due 11/17/37 ~	365,000	355,545
2.327% due 10/17/38 ~	128,000	125,146
Applebee’s Funding LLC 4.194% due 06/05/49 ~	267,300	271,368
Aqua Finance Trust 3.970% due 07/17/46 ~	210,000	217,330
Ares XL CLO Ltd (Cayman) 0.990% (USD LIBOR + 0.870%) due 01/15/29 ~ §	300,000	299,566
Argent Securities Inc
0.922% (USD LIBOR + 0.820%) due 02/25/34 §	451,635	443,424
1.227% (USD LIBOR + 1.125%) due 11/25/34 §	469,638	472,090
Asset-Backed Funding Certificates Trust 0.802% (USD LIBOR + 0.700%) due 06/25/34 §	40,050	39,503
Basic Asset-Backed Securities Trust 0.722% (USD LIBOR + 0.620%) due 04/25/36 §	65,980	65,991
Bear Stearns Asset-Backed Securities I Trust
0.302% (USD LIBOR + 0.200%) due 12/25/36 §	36,445	36,443
0.342% (USD LIBOR + 0.240%) due 12/25/36 §	1,224,759	1,234,766
1.107% (USD LIBOR + 1.005%) due 06/25/35 §	180,844	180,091

	Principal Amount	Value
Business Jet Securities LLC 2.918% due 04/15/36 ~	$267,671	$262,719
2.981% due 11/15/35 ~	451,359	451,411
Carlyle Global Market Strategies CLO Ltd 1.105% (USD LIBOR + 0.950%) due 08/14/30 ~ §	300,000	299,775
Cars Net Lease Mortgage Notes 3.100% due 12/15/50 ~	99,500	100,540
CBAM Ltd (Cayman) 1.142% (USD LIBOR + 1.020%) due 04/17/31 ~ §	800,000	800,384
CFMT LLC 0.946% due 12/26/30 ~ §	278,395	278,825
Citigroup Mortgage Loan Trust 0.777% (USD LIBOR + 0.675%) due 11/25/45 ~ §	104,392	104,349
CLNC Ltd (Cayman) 1.414% (SOFR + 1.364%) due 08/20/35 ~ §	900,000	900,440
College Ave Student Loans LLC 3.060% due 07/26/55 ~	390,000	392,472
Continental Finance Credit Card ABS Master Trust 2.240% due 12/15/28 ~	370,000	368,497
Countrywide Asset-Backed Certificates
0.242% (USD LIBOR + 0.140%) due 07/25/37 §	246,406	238,027
0.702% (USD LIBOR + 0.600%) due 06/25/36 §	281,057	280,817
Credit Acceptance Auto Loan Trust 1.640% due 06/17/30 ~	665,000	656,641
Crossroads Asset Trust 1.120% due 06/20/25 ~	116,000	115,320
DataBank Issuer 2.060% due 02/27/51 ~	250,000	245,769
Dividend Solar Loans LLC 3.670% due 08/22/39 ~	203,170	212,192
Drive Auto Receivables Trust 3.180% due 10/15/26	575,000	586,947
Finance of America HECM Buyout
0.875% due 02/25/31 ~ §	368,356	368,392
1.588% due 02/25/31 ~ §	200,000	198,028
First Franklin Mortgage Loan Trust 0.222% (USD LIBOR + 0.120%) due 11/25/36 §	566,405	547,065
Foundation Finance Trust 1.270% due 05/15/41 ~	229,042	225,577
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	200,000	209,712
Freed ABS Trust 0.660% due 03/20/28 ~	207,439	207,218
Freedom 4.500% (USD LIBOR + 4.400%) due 03/25/22 ~ §	500,000	504,100
Gallatin CLO IX Ltd (Cayman) 1.180% (USD LIBOR + 1.050%) due 01/21/28 ~ §	343,070	343,241
Genesis Sales Finance Master Trust 2.240% due 09/22/25 ~	500,000	501,178

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
GLS Auto Receivables Issuer Trust
0.870% due 12/16/24 ~	$150,000	$150,141
1.140% due 11/17/25 ~	145,000	145,026
1.640% due 10/15/26 ~	75,000	75,077
Goldentree Loan Management US CLO 2 Ltd (Cayman) 1.042% (USD LIBOR + 0.910%) due 11/20/30 ~ §	400,000	400,000
GSAA Home Equity Trust
0.302% (USD LIBOR + 0.200%) due 03/25/37 §	390,805	148,128
1.152% (USD LIBOR + 1.050%) due 06/25/35 §	270,000	267,272
6.000% due 08/25/47	176,156	170,585
Hildene Community Funding CDO Ltd (Cayman) 2.600% due 11/01/35 ~	280,000	280,000
Home Equity Asset Trust
1.002% (USD LIBOR + 0.900%) due 11/25/34 §	102,757	102,909
1.047% (USD LIBOR + 0.945%) due 12/25/35 §	620,000	617,386
Jamestown CLO XV Ltd (Cayman) 1.464% (USD LIBOR + 1.340%) due 04/15/33 ~ §	1,100,000	1,101,008
JP Morgan Mortgage Acquisition Trust 0.402% (USD LIBOR + 0.300%) due 01/25/37 §	160,000	157,256
KKR CLO 18 Ltd (Cayman) 1.062% (USD LIBOR + 0.940%) due 07/18/30 ~ §	300,000	299,934
LFT CRE Ltd (Cayman) 2.060% (USD LIBOR + 1.950%) due 06/15/39 ~ §	250,000	250,572
LoanCore Issuer Ltd (Cayman) 1.240% (USD LIBOR + 1.130%) due 05/15/28 ~ §	104,700	104,543
LP LMS 3.228% due 10/15/28 ~	305,741	309,770
Madison Park Euro Funding XIV DAC (Ireland) 0.800% (EUR LIBOR + 0.800%) due 07/15/32 ~ §	EUR 300,000	341,556
Magnetite XVIII Ltd (Cayman) 1.023% (USD LIBOR + 0.880%) due 11/15/28 ~ §	$300,000	300,000
Mariner Finance Issuance Trust 2.960% due 07/20/32 ~	430,000	435,294
Mastr Asset-Backed Securities Trust 0.322% (USD LIBOR + 0.220%) due 10/25/36 §	585,495	260,415
Merrill Lynch Mortgage Investors Trust 0.412% (USD LIBOR + 0.320%) due 04/25/37 §	353,082	238,081
National Collegiate Student Loan Trust 0.463% (USD LIBOR + 0.360%) due 01/26/32 §	1,000,000	825,530
Navient Student Loan Trust 1.253% (USD LIBOR + 1.150%) due 07/26/66 ~ §	149,271	151,556

	Principal Amount	Value
1.453% (USD LIBOR + 1.350%) due 06/25/65 ~ §	$285,192	$294,042
New Century Home Equity Loan Trust 0.822% (USD LIBOR + 0.720%) due 10/25/35 §	717,331	713,654
NRZ Excess Spread-Collateralized Notes
3.104% due 07/25/26 ~	399,781	399,022
3.844% due 12/25/25 ~	283,679	285,264
Oak Street Investment Grade Net Lease Fund 1.850% due 11/20/50 ~	196,222	194,589
OneMain Financial Issuance Trust 3.450% due 09/14/35 ~	120,000	125,028
Oportun Funding LLC 2.200% due 05/15/24 ~	83,269	83,413
Oportun Funding XIV LLC 1.210% due 03/08/28 ~	105,000	104,806
Option One Mortgage Loan Trust 0.232% (USD LIBOR + 0.130%) due 07/25/37 §	768,786	667,126
OZLM VIII Ltd (Cayman) 1.069% (USD LIBOR + 0.980%) due 10/17/29 ~ §	300,000	300,000
Pagaya AI Debt Selection Trust 1.180% due 11/15/27 ~	510,098	509,054
PRET LLC 2.487% due 10/25/51 ~ §	441,067	442,234
Progress Residential Trust 2.106% due 04/17/38 ~	565,000	545,816
Rad CLO 5 Ltd (Cayman) 1.236% (USD LIBOR + 1.120%) due 07/24/32 ~ §	300,000	300,000
RASC Trust 0.442% (USD LIBOR + 0.340%) due 04/25/37 §	200,000	196,606
Regional Management Issuance Trust
1.680% due 03/17/31 ~	198,000	195,699
3.040% due 03/17/31 ~	191,000	190,192
Santander Consumer Auto Receivables Trust 1.570% due 01/15/27 ~	100,000	99,053
SBA Small Business Investment Cos 3.548% due 09/10/28	192,937	204,476
SCF Equipment Leasing LLC 1.540% due 10/21/30 ~	345,000	338,775
Securitized Asset-Backed Receivables LLC Trust
0.232% (USD LIBOR + 0.130%) due 05/25/37 §	61,266	54,100
0.382% (USD LIBOR + 0.280%) due 05/25/36 §	150,064	101,285
SLM Student Loan Trust
0.294% (USD LIBOR + 0.170%) due 01/25/40 §	593,196	579,258
0.873% (USD LIBOR + 0.670%) due 12/17/68 ~ §	620,000	620,189
SMB Private Education Loan Trust
1.590% due 01/15/53 ~	340,000	337,185
1.610% (USD LIBOR + 1.500%) due 04/15/32 ~ §	459,587	463,999
2.310% due 01/15/53 ~	150,000	148,953

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Structured Asset Investment Loan Trust 0.822% (USD LIBOR + 0.720%) due 07/25/35 §	$213,367	$213,019
STWD Ltd (Cayman) 1.244% (SOFR + 1.194%) due 07/15/38 ~ §	900,000	901,068
Sunnova Helios II Issuer LLC 5.320% due 06/20/46 ~	173,368	180,344
Towd Point Mortgage Trust
3.000% due 04/25/60 ~ §	240,000	246,901
3.149% due 10/25/53 ~ §	300,000	315,619
3.250% due 10/25/57 ~ §	180,000	186,267
3.360% due 11/25/60 ~ §	610,000	627,001
4.000% due 11/25/47 ~	207,099	208,052
TRTX Issuer Ltd (Cayman) 1.314% (SOFR + 1.264%) due 10/15/34 ~ §	724,481	724,986
United Auto Credit Securitization Trust 1.140% due 06/10/26 ~	450,000	446,951
United States Small Business Administration
2.690% due 07/01/44	52,692	55,173
2.980% due 04/01/39	48,988	52,364
Upstart Securitization Trust 0.870% due 03/20/31 ~	234,044	233,307
VCAT LLC 2.289% due 12/26/50 ~	506,027	505,725
VOLT XCII LLC 1.893% due 02/27/51 ~	123,480	122,800
VOLT XCIII LLC 1.893% due 02/27/51 ~	473,107	469,807
VOLT XCIV LLC 2.240% due 02/27/51 ~	320,381	318,988
Wachovia Mortgage Loan Trust 0.792% (USD LIBOR + 0.690%) due 10/25/35 §	922,348	900,685

Total Asset-Backed Securities (Cost $37,135,502)		38,468,003

U.S. TREASURY OBLIGATIONS - 21.4%

U.S. Treasury Bonds - 12.3%

1.125% due 08/15/40	870,000	759,891
1.250% due 05/15/50	5,280,000	4,485,731
1.375% due 08/15/50	7,215,000	6,322,989
1.625% due 11/15/50	20,300,000	18,919,441
1.626% due 05/15/31	1,450,000	1,246,560
1.750% due 08/15/41	2,620,000	2,540,991
1.875% due 02/15/41	3,675,000	3,638,681
1.875% due 02/15/51	5,785,000	5,725,794
1.875% due 11/15/51	1,350,000	1,339,664
2.000% due 11/15/41	2,620,000	2,650,703
2.000% due 02/15/50	960,000	975,488
2.000% due 08/15/51	1,715,000	1,748,764
2.250% due 05/15/41	1,520,000	1,597,425
2.250% due 08/15/46	50,000	52,887
2.375% due 05/15/51	3,130,000	3,458,161
2.875% due 05/15/43	1,700,000	1,976,117

	Principal Amount		Value
2.875% due 08/15/45		$1,300,000	$1,526,840
3.000% due 05/15/42		1,800,000	2,132,156
3.000% due 08/15/48		300,000	367,207
3.125% due 02/15/43		1,300,000	1,567,363
3.125% due 08/15/44		1,800,000	2,186,508
3.375% due 05/15/44		900,000	1,133,402
3.500% due 02/15/39		150,000	188,227
3.625% due 02/15/44		69,000	89,821
3.875% due 08/15/40		320,000	421,863
4.250% due 05/15/39		400,000	548,531
4.625% due 02/15/40		400,000	574,641

			68,175,846

U.S. Treasury Notes - 9.1%

0.250% due 11/15/23		10,000	9,919
0.250% due 05/31/25		480,000	466,987
0.250% due 06/30/25		1,500,000	1,457,520
0.250% due 07/31/25		4,000,000	3,880,625
0.250% due 10/31/25		4,620,000	4,465,880
0.375% due 11/30/25		210,000	203,675
0.375% due 01/31/26		130,000	125,800
0.500% due 02/28/26		10,940,000	10,631,030
0.500% due 10/31/27		1,675,000	1,594,391
0.625% due 10/15/24		150,000	148,811
0.625% due 11/30/27		1,320,000	1,264,570
0.750% due 03/31/26		180,000	176,597
0.750% due 04/30/26		1,540,000	1,509,621
0.875% due 06/30/26		614,000	604,334
0.875% due 09/30/26		430,000	422,475
1.000% due 07/31/28		2,200,000	2,142,336
1.125% due 02/29/28		3,800,000	3,745,672
1.125% due 08/31/28		370,000	362,918
1.250% due 11/30/26		10,000	9,995
1.250% due 03/31/28		670,000	664,190
1.250% due 04/30/28		3,950,000	3,914,975
1.250% due 05/31/28		2,310,000	2,287,712
1.250% due 06/30/28		3,785,000	3,747,150
1.250% due 09/30/28		120,000	118,631
1.250% due 08/15/31		2,340,000	2,288,447
1.375% due 11/15/31		30,000	29,630
1.625% due 05/15/31		1,020,000	1,033,308
1.750% due 07/31/24		2,900,000	2,965,250

			50,272,449

Total U.S. Treasury Obligations (Cost $118,454,806)			118,448,295

FOREIGN GOVERNMENT BONDS & NOTES - 5.7%

Abu Dhabi Government International (United Arab Emirates) 3.125% due 09/30/49 ~		1,030,000	1,054,141

Argentine Republic Government International (Argentina)
0.500% due 07/09/30		417,100	147,032
1.000% due 07/09/29		18,460	6,738
2.500% due 07/09/41		250,000	88,625
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/23	BRL	940,000	166,235
10.000% due 01/01/25		7,112,000	1,258,790
10.000% due 01/01/27		515,000	90,433

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
10.000% due 01/01/31	BRL 8,421,000	$1,451,080
Brazilian Government (Brazil)
4.625% due 01/13/28	$270,000	282,405
5.625% due 01/07/41	120,000	122,825
5.625% due 02/21/47	900,000	893,250
Chile Government (Chile) 2.550% due 01/27/32	200,000	200,000
China Government (China)
3.310% due 11/30/25 ~	CNY 3,000,000	485,262
3.380% due 11/21/24 ~	500,000	80,400
3.390% due 05/21/25 ~	1,000,000	161,261
Colombia Government (Colombia)
4.000% due 02/26/24	$300,000	310,073
4.125% due 02/22/42	200,000	167,500
4.500% due 01/28/26	300,000	314,581
5.625% due 02/26/44	200,000	194,224
Egypt Government (Egypt) 5.577% due 02/21/23 ~	200,000	207,518
Indonesia Government (Indonesia) 3.500% due 01/11/28	900,000	972,881
Indonesia Treasury (Indonesia)
6.500% due 02/15/31	IDR 30,036,000,000	2,129,758
7.000% due 05/15/27	14,454,000,000	1,089,149
7.500% due 06/15/35	1,622,000,000	119,409
Israel Government (Israel) 4.125% due 01/17/48	$600,000	737,084
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 291,368,288	2,606,433
Kenya Government International (Kenya) 6.300% due 01/23/34 ~	$380,000	374,089
Kuwait International Government (Kuwait) 3.500% due 03/20/27 ~	270,000	294,558
Mexican Bonos (Mexico)
7.750% due 11/13/42	MXN 104,460,000	4,955,900
8.000% due 11/07/47	31,600,000	1,531,893
8.500% due 05/31/29	2,780,000	143,783
Mexico Government (Mexico)
2.659% due 05/24/31	$200,000	195,602
3.771% due 05/24/61	200,000	184,777
4.125% due 01/21/26	200,000	220,064
4.350% due 01/15/47	500,000	520,755
4.500% due 01/31/50	200,000	212,500
Panama Government (Panama)
2.252% due 09/29/32	300,000	285,225
4.500% due 04/16/50	200,000	220,802
Peru Government (Peru) 6.150% due 08/12/32	PEN 3,000,000	755,316
Peruvian Government (Peru)
5.625% due 11/18/50	$95,000	133,903
5.940% due 02/12/29 ~	PEN 1,300,000	333,717
6.350% due 08/12/28 ~	2,000,000	527,610
6.550% due 03/14/37	$350,000	478,382
Qatar Government (Qatar) 4.817% due 03/14/49 ~	800,000	1,051,176
Republic of Poland Government (Poland) 4.000% due 01/22/24	370,000	391,948
Russian Federal (Russia) 6.900% due 05/23/29	RUB 34,809,000	429,010

	Principal Amount	Value
7.000% due 08/16/23	RUB 26,040,000	$340,537
7.050% due 01/19/28	107,902,000	1,352,297
7.250% due 05/10/34	5,970,000	73,622
7.650% due 04/10/30	39,790,000	511,678
7.700% due 03/16/39	65,580,000	831,096

Total Foreign Government Bonds & Notes (Cost $33,717,071)		31,687,327

MUNICIPAL BONDS - 0.2%

City of Chicago IL ‘B’ 5.630% due 01/01/22	$95,000	95,012
New York State Urban Development Corp 1.346% due 03/15/26	700,000	697,931
Regents of the University of California Medical Center Pooled Revenue ‘N’ 3.706% due 05/15/20	120,000	132,913
State of California 7.625% due 03/01/40	180,000	298,459

Total Municipal Bonds (Cost $1,222,310)		1,224,315

SHORT-TERM INVESTMENTS - 4.2%

Corporate Notes - 0.1%

Pacific Gas and Electric Co 1.200% (SOFR + 1.150%) due 11/14/22 §	300,000	300,489
Southern California Edison Co 0.520% (SOFR + 0.470%) due 12/02/22 §	300,000	300,316

		600,805

Mortgage-Backed Securities - 0.1%

Zillow CSPA 2.850% (USD LIBOR + 2.750%) due 07/15/22 ~ ± §	240,000	240,000

Foreign Government Issues - 0.3%

Bank of Israel Bill - Makam (Israel)
(0.312%) due 10/07/22	ILS 3,400,000	1,096,241
(0.262%) due 09/07/22	1,600,000	515,570

		1,611,811

	Shares
Money Market Fund - 1.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	6,140,701	6,140,701

	Principal Amount
U.S. Cash Management Bills - 0.7%

0.012% due 01/25/22	$3,700,000	3,699,969

U.S. Treasury Bills - 1.9%

0.024% due 02/17/22 ‡	500,000	499,984
0.036% due 03/10/22	1,800,000	1,799,876
0.049% due 03/17/22	1,200,000	1,199,878
0.050% due 03/24/22	1,600,000	1,599,819

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
0.069% due 04/14/22	$5,600,000	$5,598,900

		10,698,457

Total Short-Term Investments (Cost $22,937,643)		22,991,743

TOTAL INVESTMENTS - 101.6% (Cost $561,392,269)		562,407,675

DERIVATIVES - (0.2%)		(1,266,389)

OTHER ASSETS & LIABILITIES, NET - (1.4%)		(7,757,268)

NET ASSETS - 100.0%		$553,384,018

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of December 31, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX	03/22	43	$3,068,901	$3,129,540	$60,639
Australia 10-Year Bonds	03/22	36	3,643,081	3,645,043	1,962
CAD FX	03/22	12	948,966	948,600	(366)
EUR FX	03/22	36	5,102,266	5,131,125	28,859
Euro-Bobl	03/22	7	1,071,543	1,061,856	(9,687)
Eurodollar	03/22	57	14,215,508	14,200,838	(14,670)
Eurodollar	12/22	140	34,772,457	34,634,250	(138,207)
Eurodollar	06/23	63	15,630,627	15,534,225	(96,402)
Eurodollar	09/23	13	3,219,540	3,200,925	(18,615)
Eurodollar	12/23	450	111,235,252	110,711,250	(524,002)
Euro-OAT	03/22	11	2,079,041	2,043,209	(35,832)
GBP FX	03/22	2	164,830	169,138	4,308
JPY FX	03/22	23	2,528,248	2,500,675	(27,573)
Long Gilt	03/22	1	168,559	169,058	499
MXN FX	03/22	60	1,392,950	1,447,800	54,850
RUB FX	03/22	45	1,482,513	1,476,563	(5,950)
U.S. Treasury 5-Year Notes	03/22	970	117,172,535	117,347,263	174,728
U.S. Treasury 10-Year Notes	03/22	188	24,426,301	24,528,125	101,824
U.S. Treasury Long Bonds	03/22	262	41,867,326	42,195,063	327,737
U.S. Treasury Ultra 10-Year Notes	03/22	4	575,507	585,750	10,243

					(105,655)

Short Futures Outstanding
Euribor	03/22	17	4,863,962	4,864,996	(1,034)
Euro-Bund	03/22	42	8,314,193	8,194,399	119,794
Euro-Buxl	03/22	6	1,453,219	1,412,241	40,978
Japan 10-Year Bonds	03/22	3	3,963,901	3,953,490	10,411
Long Gilt	03/22	2	338,304	338,117	187
U.S. Treasury 2-Year Notes	03/22	29	6,333,278	6,326,984	6,294
U.S. Treasury 10-Year Notes	03/22	541	70,274,029	70,583,594	(309,565)
U.S. Treasury Long Bonds	03/22	20	3,210,797	3,208,750	2,047
U.S. Treasury Ultra Long Bonds	03/22	72	14,214,741	14,193,000	21,741

					(109,147)

Total Futures Contracts					($214,802)

(b)	Forward foreign currency contracts outstanding as of December 31, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	1,206,925	USD	880,544	01/22	JPM	$—	($2,395)
AUD	1,900,000	USD	1,350,596	01/22	MSC	31,827	—
AUD	1,397,000	USD	1,000,104	01/22	RBS	16,306	—
BRL	1,934,659	USD	339,179	01/22	BNP	6,682	—
BRL	3,275,000	USD	574,330	01/22	CIT	11,145	—
BRL	4,465,032	USD	800,113	01/22	JPM	750	—
BRL	479,417	USD	86,436	01/22	MSC	—	(730)
BRL	4,465,032	USD	793,328	01/22	UBS	7,535	—
BRL	4,465,032	USD	779,435	02/22	JPM	15,955	—
CAD	6,420,000	USD	5,111,261	01/22	CIT	—	(36,055)
CAD	5,808,819	USD	4,620,234	01/22	MSC	—	(28,185)
CLP	316,624,149	USD	381,135	02/22	BRC	—	(11,208)
EUR	4,262,000	USD	4,823,239	01/22	JPM	30,606	—
EUR	3,047,000	USD	3,465,048	01/22	SCB	4,239	—
GBP	1,712,636	USD	2,337,135	01/22	GSC	—	(19,095)
GBP	98,000	USD	129,863	02/22	BRC	2,760	—
GBP	321,000	USD	431,042	02/22	DUB	3,367	—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
GBP	293,000	USD	390,034	02/22	SCB	$6,483	$—
IDR	6,028,157,034	USD	417,543	01/22	CIT	5,825	—
INR	32,903,342	USD	438,069	01/22	CIT	3,158	—
JPY	155,358,283	USD	1,368,665	01/22	MSC	—	(17,885)
JPY	113,400,000	USD	1,002,661	02/22	BRC	—	(16,466)
JPY	62,600,000	USD	551,609	02/22	SCB	—	(7,202)
MXN	6,830,000	USD	320,059	01/22	GSC	12,501	—
MXN	11,537,000	USD	563,784	01/22	HSB	—	(2,318)
NOK	3,300,000	USD	375,908	02/22	DUB	—	(1,516)
NOK	5,125,000	USD	588,652	02/22	UBS	—	(7,209)
RUB	279,717,313	USD	3,776,615	01/22	GSC	—	(57,015)
USD	1,186,936	AUD	1,682,000	01/22	BRC	—	(36,829)
USD	369,014	AUD	525,000	01/22	DUB	—	(12,958)
USD	784,716	BRL	4,465,032	01/22	JPM	—	(16,147)
USD	800,113	BRL	4,465,032	01/22	UBS	—	(750)
USD	315,391	CAD	391,000	01/22	CIT	6,294	—
USD	1,162,674	CNH	7,582,497	01/22	JPM	—	(28,543)
USD	297,079	DKK	1,895,000	04/22	HSB	6,393	—
USD	4,272,537	EUR	3,690,000	01/22	BNP	69,957	—
USD	5,440,276	EUR	4,698,280	01/22	CIT	89,356	—
USD	276,319	EUR	245,000	01/22	RBS	—	(2,636)
USD	3,158,593	EUR	2,802,000	01/22	SCB	—	(31,739)
USD	3,467,029	EUR	3,047,000	02/22	SCB	—	(4,274)
USD	137,973	GBP	104,000	02/22	JPM	—	(2,770)
USD	10,207,049	GBP	7,596,000	02/22	UBS	—	(72,621)
USD	501,539	ILS	1,600,160	09/22	JPM	—	(15,996)
USD	752,233	ILS	2,399,860	10/22	DUB	—	(24,730)
USD	315,428	ILS	1,000,000	10/22	HSB	—	(8,326)
USD	77,254	JPY	8,786,302	02/22	HSB	843	—
USD	1,404,222	MXN	29,560,000	01/22	GSC	—	(35,087)
USD	1,986,044	MXN	41,563,933	01/22	MSC	—	(37,750)
USD	540,984	MXN	11,470,000	02/22	BRC	—	(14,452)
USD	393,162	PEN	1,581,729	01/22	BRC	—	(2,796)
USD	799,276	PEN	3,311,802	01/22	HSB	—	(29,774)
USD	703,947	PEN	2,857,427	01/22	JPM	—	(11,359)
USD	85,178	PEN	353,082	11/22	SCB	—	(1,055)
USD	531,356	RUB	38,160,000	01/22	GSC	23,916	—
ZAR	4,736,125	USD	307,120	01/22	MSC	—	(10,668)

Total Forward Foreign Currency Contracts						$355,898	($608,539)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

(c)	Purchased options outstanding as of December 31, 2021 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - EUR-FX (01/22)	$1.13	01/07/22	CME	3	$423,750	$4,208	$4,012
Call - EUR-FX (01/22)	1.14	01/07/22	CME	7	997,500	7,380	3,062
Call - AUD-FX (01/22)	70.50	01/07/22	CME	2	141,000	1,505	4,580
Call - AUD-FX (01/22)	71.50	01/07/22	CME	2	143,000	835	2,600
Call - AUD-FX (01/22)	72.00	01/07/22	CME	4	288,000	2,590	3,360
Call - U.S. Treasury 10-Year Notes (01/22)	130.25	01/07/22	CME	2	260,500	785	1,000
Call - U.S. Treasury 10-Year Notes (01/22)	130.50	01/07/22	CME	4	522,000	1,319	1,438
Call - U.S. Treasury 30-Year Bonds (01/22)	159.50	01/07/22	CME	1	159,500	908	1,422
Call - U.S. Treasury 5-Year Notes (02/22)	121.00	01/21/22	CME	2	242,000	722	688
Call - U.S. Treasury 10-Year Notes (02/22)	130.50	01/21/22	CME	1	130,500	564	578
Call - U.S. Treasury 30-Year Bonds (02/22)	159.50	01/21/22	CME	4	638,000	5,476	7,688
Call - U.S. Treasury 30-Year Bonds (02/22)	160.00	01/21/22	CME	5	800,000	6,509	8,125
Call - U.S. Treasury 30-Year Bonds (02/22)	161.00	01/21/22	CME	17	2,737,000	24,670	18,859
Call - U.S. Treasury 30-Year Bonds (02/22)	162.00	01/21/22	CME	5	810,000	6,821	3,594
Call - JPY-FX (02/22)	88.00	02/04/22	CME	2	220,000	1,480	625

						65,772	61,631

Put - EUR-FX (01/22)	1.13	01/07/22	CME	3	421,875	3,270	37
Put - U.S. Treasury 10-Year Notes (02/22)	130.25	01/21/22	CME	2	260,500	1,129	1,000
Put - U.S. Treasury 10-Year Notes (02/22)	130.50	01/21/22	CME	2	261,000	1,378	1,219
Put - U.S. Treasury 10-Year Notes (02/22)	131.00	01/21/22	CME	8	1,048,000	4,842	7,000
Put - U.S. Treasury 30-Year Bonds (02/22)	162.00	01/21/22	CME	4	648,000	6,194	9,125

						16,813	18,381

Total Options on Futures						$82,585	$80,012

Total Purchased Options						$82,585	$80,012

(d)	Premiums received and value of written options outstanding as of December 31, 2021 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - EUR-FX (01/22)	$1.14	01/07/22	CME	6	$851,250	$5,023	($4,950)
Call - U.S. Treasury 5-Year Notes (02/22)	121.25	01/21/22	CME	61	7,396,250	18,895	(14,297)
Call - U.S. Treasury 5-Year Notes (02/22)	121.50	01/21/22	CME	44	5,346,000	13,236	(6,531)
Call - U.S. Treasury 10-Year Notes (02/22)	130.00	01/21/22	CME	6	780,000	3,380	(5,156)
Call - U.S. Treasury 10-Year Notes (02/22)	130.75	01/21/22	CME	6	784,500	3,411	(2,719)
Call - U.S. Treasury 10-Year Notes (02/22)	131.00	01/21/22	CME	9	1,179,000	4,844	(3,094)
Call - U.S. Treasury 10-Year Notes (02/22)	131.50	01/21/22	CME	23	3,024,500	8,616	(4,312)
Call - U.S. Treasury 10-Year Notes (02/22)	132.00	01/21/22	CME	10	1,320,000	4,764	(1,094)
Call - U.S. Treasury 30-Year Bonds (02/22)	160.50	01/21/22	CME	6	963,000	5,615	(8,063)
Call - U.S. Treasury 30-Year Bonds (02/22)	161.50	01/21/22	CME	2	323,000	1,215	(1,781)
Call - U.S. Treasury 30-Year Bonds (02/22)	164.00	01/21/22	CME	9	1,476,000	9,000	(2,531)
Call - AUD-FX (02/22)	72.00	02/04/22	CME	2	144,000	1,215	(2,380)
Call - U.S. Treasury 10-Year Notes (03/22)	131.00	02/18/22	CME	2	262,000	997	(1,312)
Call - U.S. Treasury 10-Year Notes (03/22)	131.50	02/18/22	CME	10	1,315,000	6,045	(4,688)
Call - U.S. Treasury 10-Year Notes (03/22)	132.00	02/18/22	CME	17	2,244,000	7,580	(5,312)
Call - U.S. Treasury 30-Year Bonds (03/22)	164.00	02/18/22	CME	5	820,000	5,679	(4,141)

						99,515	(72,361)

Put - U.S. Treasury 5-Year Notes (02/22)	120.50	01/21/22	CME	8	964,000	1,806	(1,438)
Put - U.S. Treasury 5-Year Notes (02/22)	121.00	01/21/22	CME	8	968,000	2,174	(2,938)
Put - U.S. Treasury 10-Year Notes (02/22)	130.00	01/21/22	CME	2	260,000	731	(781)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - U.S. Treasury 30-Year Bonds (02/22)	$160.00	01/21/22	CME	8	$1,280,000	$7,486	($9,500)
Put - U.S. Treasury 30-Year Bonds (02/22)	161.00	01/21/22	CME	8	1,288,000	7,986	(13,375)
Put - Euro-Bund (02/22)	EUR 172.50	01/21/22	EUX	7	EUR 1,207,500	7,311	(12,672)
Put - Euro-Bund (02/22)	173.50	01/21/22	EUX	1	173,500	1,092	(2,698)
Put - Euro-Bund (02/22)	174.00	01/21/22	EUX	3	522,000	2,444	(9,563)

						31,030	(52,965)

Total Options on Futures						$130,545	($125,326)

Total Written Options						$130,545	($125,326)

(e)	Swap agreements outstanding as of December 31, 2021 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread at 12/31/21 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russian Federation	Q	1.000%	12/20/24	JPM	0.966%	$400,000	$527	$1,972	($1,445)

				Exchange
Rolls-Royce PLC	Q	1.000%	12/20/24	ICE	1.214%	EUR 800,000	(5,456)	(4,034)	(1,422)
Apache Corp	Q	1.000%	06/20/26	ICE	1.457%	$220,000	(4,221)	(11,403)	7,182
General Electric Co	Q	1.000%	06/20/26	ICE	0.614%	400,000	6,883	2,736	4,147
Apache Corp	Q	1.000%	12/20/26	ICE	1.590%	170,000	(4,655)	(5,295)	640
Boeing Co	Q	1.000%	12/20/26	ICE	1.035%	300,000	(404)	(1,694)	1,290
Stellantis N.V.	Q	5.000%	12/20/26	ICE	1.070%	EUR 300,000	66,669	68,879	(2,210)
British Telecommunications PLC	Q	1.000%	06/20/28	ICE	1.504%	300,000	(10,673)	(1,477)	(9,196)

							48,143	47,712	431

Total Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection							$48,670	$49,684	($1,014)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Referenced Obligation		Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 37 5Y		Q	1.000%	12/20/26	ICE	$41,695,500	$1,032,446	$996,317	$36,129
CDX HY 37 5Y		Q	5.000%	12/20/26	ICE	4,110,000	385,105	391,146	(6,041)
CDX iTraxx Main 36 5Y		Q	5.000%	12/20/26	ICE	EUR 2,700,000	369,533	385,050	(15,517)

							$1,787,084	$1,772,513	$14,571

Total Credit Default Swaps							$1,835,754	$1,822,197	$13,557

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.024%	Brazil CETIP Interbank	Z / Z	CIT	01/04/27	BRL 5,712,000	($55,714)	$2,295	($58,009)
7.044%	Brazil CETIP Interbank	Z / Z	JPM	01/04/27	1,400,000	(13,418)	—	(13,418)

						(69,132)	2,295	(71,427)

			Exchange
3.350%	Brazil CETIP Interbank	Z / Z	CME	01/03/22	50,000,000	(104,140)	2,683	(106,823)
3.700%	Brazil CETIP Interbank	Z / Z	CME	01/03/22	32,000,000	(57,508)	(1,092)	(56,416)
0.000%	1-Day JPY-TONAR	S / S	LCH	03/15/22	JPY 41,000,000	71	—	71
0.000%	1-Day JPY-TONAR	S / S	LCH	03/16/22	12,000,000	21	—	21
0.000%	1-Day JPY-TONAR	S / S	LCH	03/17/22	137,700,000	237	—	237
0.000%	6-Month JPY-LIBOR	S / S	LCH	03/18/22	120,000,000	329	—	329
0.000%	1-Day JPY-TONAR	S / S	LCH	03/19/22	58,000,000	100	—	100
0.000%	1-Day JPY-TONAR	S / S	LCH	03/20/22	260,000,000	452	—	452
0.000%	6-Month JPY-LIBOR	S / S	LCH	03/20/22	166,000,000	460	—	460
0.000%	6-Month JPY-LIBOR	S / S	LCH	03/24/22	82,000,000	186	—	186
0.000%	1-Day JPY-TONAR	S / S	LCH	04/07/22	4,000,000	7	—	7
0.000%	1-Day JPY-TONAR	S / S	LCH	04/22/22	10,000,000	17	—	17
0.000%	1-Day JPY-TONAR	S / S	LCH	05/12/22	13,260,000	22	—	22
0.190%	3-Month USD-LIBOR	S / Q	CME	06/15/22	$5,492,000	(2,223)	(25)	(2,198)
2.800%	3-Month USD-LIBOR	S / Q	CME	08/22/23	500,000	21,375	—	21,375
0.000%	1-Day JPY-TONAR	A / A	LCH	03/17/24	JPY 1,300,000,000	11,821	19,440	(7,619)
0.820%	3-Month USD-LIBOR	S / Q	CME	06/04/24	$27,829,000	(195,520)	—	(195,520)
(0.068%)	1-Day JPY-TONAR	S / S	LCH	09/18/26	JPY 120,000,000	(2,613)	—	(2,613)
(0.097%)	1-Day JPY-TONAR	S / S	LCH	09/24/26	82,000,000	(2,827)	106	(2,933)
3.370%	U.S CPI Urban Consumers	Z / Z	LCH	11/18/26	$3,880,000	47,196	41,155	6,041
0.300%	1-Day JPY-TONAR	S / S	LCH	03/20/28	JPY 166,000,000	28,106	24,874	3,232
7.450%	28-Day MXN TIIE	L / L	CME	07/18/29	MXN 63,630,000	371	26,769	(26,398)
2.770%	U.S CPI Urban Consumers	Z / Z	LCH	10/20/31	$2,820,000	(26,601)	2,442	(29,043)

						(280,661)	116,352	(397,013)

Total Interest Rate Swaps - Long						($349,793)	$118,647	($468,440)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Interest Rate Swaps - Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.000%	6-Month JPY-LIBOR	S / S	LCH	03/15/22	JPY 41,000,000	($146)	$—	($146)
0.000%	6-Month JPY-LIBOR	S / S	LCH	03/16/22	12,000,000	(34)	—	(34)
0.000%	6-Month JPY-LIBOR	S / S	LCH	03/17/22	137,700,000	(391)	—	(391)
0.000%	1-Day JPY-TONAR	S / S	LCH	03/18/22	120,000,000	(207)	—	(207)
0.000%	6-Month JPY-LIBOR	S / S	LCH	03/19/22	58,000,000	(159)	—	(159)
0.000%	1-Day JPY-TONAR	S / S	LCH	03/20/22	166,000,000	(289)	—	(289)
0.000%	6-Month JPY-LIBOR	S / S	LCH	03/20/22	260,000,000	(720)	—	(720)
0.000%	1-Day JPY-TONAR	S / S	LCH	03/24/22	82,000,000	(141)	—	(141)
0.000%	6-Month JPY-LIBOR	S / S	LCH	04/07/22	4,000,000	(7)	—	(7)
0.000%	6-Month JPY-LIBOR	S / S	LCH	04/22/22	10,000,000	(28)	—	(28)
0.000%	6-Month JPY-LIBOR	S / S	LCH	05/12/22	13,260,000	(32)	—	(32)
3.970%	U.S CPI Urban Consumers	Z / Z	LCH	11/18/23	$3,880,000	(19,116)	(14,294)	(4,822)
2.950%	U.S CPI Urban Consumers	Z / Z	LCH	10/20/26	2,820,000	30,165	(1,481)	31,646
1.520%	1-Day USD-SOFR	A / A	CME	11/20/26	4,410,000	(19,047)	(7,556)	(11,491)
0.710%	1-Day USD-SOFR	A / A	CME	05/15/27	5,461,000	99,422	12,349	87,073
1.350%	3-Month USD-LIBOR	S / Q	CME	02/15/28	8,835,000	(4,871)	11,920	(16,791)
1.130%	1-Day USD-SOFR	A / A	CME	08/15/28	6,054,000	24,517	33,535	(9,018)
1.220%	1-Day USD-SOFR	A / A	CME	08/15/28	3,309,000	(5,834)	(1,418)	(4,416)
1.200%	1-Day USD-SOFR	A / A	CME	11/01/28	1,908,000	(3,375)	(111)	(3,264)
0.450%	1-Day JPY-TONAR	S / S	LCH	03/20/29	JPY 260,000,000	(73,648)	(91,663)	18,015
1.733%	1-Day USD-SOFR	A / A	CME	10/20/31	$2,820,000	(27,556)	11,118	(38,674)
0.800%	1-Day JPY-TONAR	S / S	LCH	10/22/38	JPY 10,000,000	(8,069)	—	(8,069)
0.785%	1-Day JPY-TONAR	S / S	LCH	11/12/38	13,260,000	(10,355)	46	(10,401)
0.560%	1-Day USD-SOFR	A / A	CME	07/20/45	$1,380,000	253,880	12,421	241,459
0.740%	1-Day USD-SOFR	A / A	CME	08/19/45	640,000	94,590	—	94,590
0.641%	1-Day JPY-TONAR	S / S	CME	05/09/46	JPY 187,300,000	(60,159)	250	(60,409)
1.520%	1-Day USD-SOFR	A / A	CME	02/15/47	$3,080,000	(39,167)	(3,068)	(36,099)
1.729%	1-Day USD-SOFR	A / A	CME	02/15/47	240,000	(14,885)	—	(14,885)
0.900%	3-Month USD-LIBOR	S / Q	CME	03/17/50	5,876,000	1,119,531	1,729,490	(609,959)
0.538%	1-Day JPY-TONAR	S / S	LCH	03/15/51	JPY 41,000,000	(4,724)	(231)	(4,493)
0.520%	1-Day JPY-TONAR	S / S	LCH	03/16/51	12,000,000	(865)	—	(865)
0.350%	1-Day JPY-TONAR	S / S	LCH	03/17/51	10,000,000	3,452	5,297	(1,845)
0.557%	1-Day JPY-TONAR	S / S	LCH	03/17/51	127,700,000	(20,689)	—	(20,689)
0.565%	1-Day JPY-TONAR	S / S	LCH	03/19/51	48,000,000	(8,709)	—	(8,709)
0.570%	1-Day JPY-TONAR	S / S	LCH	03/19/51	10,000,000	(1,945)	—	(1,945)
0.572%	1-Day JPY-TONAR	S / S	LCH	04/07/51	4,000,000	(780)	—	(780)
1.671%	3-Month USD-LIBOR	S / Q	CME	07/09/51	$1,080,000	6,283	(4,813)	11,096
0.750%	1-Day GBP-SONIA	A / A	LCH	03/16/52	GBP 1,900,000	57,344	(33,400)	90,744
0.750%	1-Day GBP-SONIA	A / A	LCH	09/21/52	100,000	2,928	6,522	(3,594)

						$1,366,164	$1,664,913	($298,749)

Total Interest Rate Swaps						$1,016,371	$1,783,560	($767,189)

Total Swap Agreements						$2,852,125	$3,605,757	($753,632)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$194,666,893	$—	$194,666,893	$—
	Convertible Corporate Bonds & Notes	75,209	—	75,209	—
	Senior Loan Notes	18,322,340	—	18,322,340	—
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	22,658,928	—	22,658,928	—
	Collateralized Mortgage Obligations - Residential	37,395,591	—	37,387,607	7,984
	Fannie Mae	53,170,468	—	53,170,468	—
	Freddie Mac	10,664,781	—	10,664,781	—
	Government National Mortgage Association	12,633,782	—	12,633,782	—

	Total Mortgage-Backed Securities	136,523,550	—	136,515,566	7,984

	Asset-Backed Securities	38,468,003	—	38,468,003	—
	U.S. Treasury Obligations	118,448,295	—	118,448,295	—
	Foreign Government Bonds & Notes	31,687,327	—	31,687,327	—
	Municipal Bonds	1,224,315	—	1,224,315	—
	Short-Term Investments	22,991,743	6,140,701	16,611,042	240,000
	Derivatives:
	Credit Contracts
	Swaps	49,388	—	49,388	—
	Foreign Currency Contracts
	Futures	148,656	148,656	—	—
	Forward Foreign Currency Contracts	355,898	—	355,898	—
	Purchased Options	18,276	—	18,276	—

	Total Foreign Currency Contracts	522,830	148,656	374,174	—
	Interest Rate Contracts
	Futures	818,445	818,445	—	—
	Purchased Options	61,736	—	61,736	—
	Swaps	607,173	—	607,173	—

	Total Interest Rate Contracts	1,487,354	818,445	668,909	—

	Total Assets - Derivatives	2,059,572	967,101	1,092,471	—

	Total Assets	564,467,247	7,107,802	557,111,461	247,984

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(35,831)	—	(35,831)	—
	Foreign Currency Contracts
	Futures	(33,889)	(33,889)	—	—
	Forward Foreign Currency Contracts	(608,539)	—	(608,539)	—
	Written Options	(7,330)	—	(7,330)	—

	Total Foreign Currency Contracts	(649,758)	(33,889)	(615,869)	—

	Interest Rate Contracts
	Futures	(1,148,014)	(1,148,014)	—	—
	Written Options	(117,996)	—	(117,996)	—
	Swaps	(1,374,362)	—	(1,374,362)	—

	Total Interest Rate Contracts	(2,640,372)	(1,148,014)	(1,492,358)	—

	Total Liabilities - Derivatives	(3,325,961)	(1,181,903)	(2,144,058)	—

	Total Liabilities	(3,325,961)	(1,181,903)	(2,144,058)	—

	Total	$561,141,286	$5,925,899	$554,967,403	$247,984

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 49.5%

Basic Materials - 1.1%

ArcelorMittal SA (Luxembourg) 3.600% due 07/16/24	$55,000	$57,347
Celulosa Arauco y Constitucion SA (Chile) 4.500% due 08/01/24	200,000	212,750
Ecolab Inc 1.650% due 02/01/27	50,000	50,255
LYB International Finance III LLC 1.250% due 10/01/25	138,000	135,816
Nucor Corp 2.000% due 06/01/25	65,000	66,329
POSCO (South Korea) 2.375% due 11/12/22 ~	450,000	455,380
Westlake Chemical Corp 0.875% due 08/15/24	25,000	24,635

		1,002,512

Communications - 3.4%

Charter Communications Operating LLC
4.464% due 07/23/22	790,000	801,742
4.908% due 07/23/25	295,000	325,090
Cox Communications Inc 2.950% due 06/30/23 ~	275,000	281,593
Crown Castle Towers LLC 3.720% due 07/15/43 ~	55,000	55,697
Expedia Group Inc 3.600% due 12/15/23	260,000	270,278
NBN Co Ltd (Australia) 1.450% due 05/05/26 ~	250,000	246,444
NTT Finance Corp (Japan) 0.583% due 03/01/24 ~	200,000	197,775
Sky Ltd (United Kingdom) 3.750% due 09/16/24 ~	400,000	426,164
The Walt Disney Co 1.750% due 01/13/26	35,000	35,397
T-Mobile USA Inc 2.250% due 02/15/26	145,000	145,583
Verizon Communications Inc
0.850% due 11/20/25	235,000	229,453
1.450% due 03/20/26	165,000	164,315

		3,179,531

Consumer, Cyclical - 6.5%

7-Eleven Inc
0.625% due 02/10/23 ~	50,000	49,823
0.800% due 02/10/24 ~	80,000	79,124
American Airlines Pass-Through Trust ‘B’ 3.700% due 04/15/27	122,764	118,602
Brunswick Corp 0.850% due 08/18/24	160,000	157,808
Daimler Finance North America LLC (Germany) 1.750% due 03/10/23 ~	410,000	414,213
Daimler Trucks Finance North America LLC (Germany) 1.625% due 12/13/24 ~	150,000	151,225
General Motors Co
4.875% due 10/02/23	165,000	175,356

	Principal Amount	Value
5.400% due 10/02/23	$210,000	$224,869
General Motors Financial Co Inc 2.900% due 02/26/25	210,000	217,275
Harley-Davidson Financial Services Inc
2.550% due 06/09/22 ~	85,000	85,538
4.050% due 02/04/22 ~	340,000	340,948
Hasbro Inc 3.000% due 11/19/24	280,000	291,583
Hyatt Hotels Corp 1.300% due 10/01/23	75,000	75,026
Hyundai Capital America
0.800% due 01/08/24 ~	120,000	118,321
0.875% due 06/14/24 ~	50,000	49,057
1.000% due 09/17/24 ~	60,000	58,999
2.375% due 02/10/23 ~	270,000	273,811
2.850% due 11/01/22 ~	121,000	123,108
3.000% due 06/20/22 ~	235,000	237,445
3.950% due 02/01/22 ~	405,000	405,965
Marriott International Inc
2.300% due 01/15/22	15,000	15,008
3.125% due 02/15/23	55,000	55,913
3.600% due 04/15/24	240,000	251,125
Nissan Motor Acceptance Co LLC
2.600% due 09/28/22 ~	195,000	197,073
2.650% due 07/13/22 ~	30,000	30,267
Nissan Motor Co Ltd (Japan) 3.043% due 09/15/23 ~	230,000	236,095
Nordstrom Inc 2.300% due 04/08/24	20,000	20,021
QVC Inc 4.375% due 03/15/23	470,000	484,652
Ralph Lauren Corp 1.700% due 06/15/22	40,000	40,248
Ross Stores Inc 4.600% due 04/15/25	460,000	504,339
Stellantis Finance US Inc 1.711% due 01/29/27 ~	200,000	196,698
United Airlines Pass-Through Trust ‘B’ 3.500% due 11/01/29	75,203	74,620
Volkswagen Group of America Finance LLC (Germany)
2.700% due 09/26/22 ~	200,000	202,921
2.900% due 05/13/22 ~	200,000	201,650

		6,158,726

Consumer, Non-Cyclical - 7.6%

AbbVie Inc
2.600% due 11/21/24	535,000	555,459
2.950% due 11/21/26	10,000	10,545
3.200% due 05/14/26	25,000	26,530
Astrazeneca Finance LLC (United Kingdom)
0.700% due 05/28/24	140,000	138,950
1.200% due 05/28/26	190,000	187,762
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	210,000	206,366
Baxalta Inc 3.600% due 06/23/22	95,000	95,808
Baxter International Inc 0.868% due 12/01/23 ~	190,000	189,313

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Becton Dickinson and Co
3.363% due 06/06/24	$105,000	$109,986
3.734% due 12/15/24	58,000	61,689
Bunge Ltd Finance Corp
3.000% due 09/25/22	630,000	640,010
4.350% due 03/15/24	30,000	31,918
Cardinal Health Inc
3.200% due 03/15/23	210,000	215,704
3.500% due 11/15/24	270,000	285,237
China Mengniu Dairy Co Ltd (China) 1.875% due 06/17/25 ~	400,000	398,024
Coca-Cola Europacific Partners PLC (United Kingdom) 0.800% due 05/03/24 ~	285,000	280,436
CVS Health Corp
2.875% due 06/01/26	65,000	67,955
3.000% due 08/15/26	25,000	26,426
Health Care Service Corp 1.500% due 06/01/25 ~	190,000	189,722
HPHT Finance 19 Ltd (Hong Kong) 2.875% due 11/05/24 ~	200,000	206,858
Humana Inc
0.650% due 08/03/23	75,000	74,637
1.350% due 02/03/27	20,000	19,457
3.850% due 10/01/24	25,000	26,555
4.500% due 04/01/25	225,000	245,394
IHS Markit Ltd 3.625% due 05/01/24	130,000	136,674
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	200,000	206,782
3.500% due 02/11/23 ~	400,000	407,539
3.750% due 07/21/22 ~	400,000	404,461
JDE Peet’s NV (Netherlands) 0.800% due 09/24/24 ~	150,000	147,066
PeaceHealth Obligated Group 1.375% due 11/15/25	40,000	39,778
PerkinElmer Inc
0.550% due 09/15/23	90,000	89,274
0.850% due 09/15/24	170,000	167,683
Perrigo Finance Unlimited Co 3.900% due 12/15/24	255,000	267,200
Prosperous Ray Ltd (China) 4.625% due 11/12/23 ~	240,000	252,931
Royalty Pharma PLC 0.750% due 09/02/23	190,000	188,874
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	135,000	138,900
Thermo Fisher Scientific Inc 0.797% due 10/18/23	245,000	244,242
Triton Container International Ltd (Bermuda) 0.800% due 08/01/23 ~	200,000	198,100

		7,180,245

Energy - 6.5%

Aker BP ASA (Norway) 3.000% due 01/15/25 ~	230,000	238,692
Baker Hughes Holdings LLC 1.231% due 12/15/23	50,000	50,249
Canadian Natural Resources Ltd (Canada) 2.050% due 07/15/25	260,000	262,714

	Principal Amount	Value
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/25	$185,000	$205,173
7.000% due 06/30/24	290,000	320,964
Devon Energy Corp 8.250% due 08/01/23	70,000	76,500
Diamondback Energy Inc
2.875% due 12/01/24	435,000	451,579
4.750% due 05/31/25	140,000	153,484
Enbridge Inc (Canada) 2.500% due 01/15/25	155,000	159,423
Energy Transfer LP
2.900% due 05/15/25	60,000	62,032
4.250% due 03/15/23	300,000	308,349
4.250% due 04/01/24	15,000	15,756
5.875% due 01/15/24	285,000	306,867
Eni SPA (Italy) 4.000% due 09/12/23 ~	270,000	282,450
EQT Corp 3.000% due 10/01/22	525,000	530,977
Gray Oak Pipeline LLC
2.000% due 09/15/23 ~	45,000	45,503
2.600% due 10/15/25 ~	90,000	90,198
Kinder Morgan Inc 3.150% due 01/15/23	85,000	86,816
Pioneer Natural Resources Co 0.550% due 05/15/23	85,000	84,701
Plains All American Pipeline LP 2.850% due 01/31/23	180,000	182,526
Reliance Industries Ltd (India) 5.400% due 02/14/22 ~	250,000	251,156
Sabine Pass Liquefaction LLC
5.625% due 04/15/23	200,000	209,242
5.750% due 05/15/24	100,000	108,812
Saudi Arabian Oil Co (Saudi Arabia) 1.250% due 11/24/23 ~	200,000	200,224
Schlumberger Finance Canada Ltd 1.400% due 09/17/25	70,000	69,801
Schlumberger Holdings Corp
3.750% due 05/01/24 ~	315,000	330,643
4.000% due 12/21/25 ~	75,000	80,854
Suncor Energy Inc (Canada) 2.800% due 05/15/23	95,000	97,220
The Williams Cos Inc
3.350% due 08/15/22	120,000	121,136
3.700% due 01/15/23	375,000	383,348
Western Midstream Operating LP 4.000% due 07/01/22	425,000	426,590

		6,193,979

Financial - 15.9%

AerCap Ireland Capital DAC (Ireland)
1.650% due 10/29/24	175,000	174,772
4.125% due 07/03/23	150,000	155,855
4.500% due 09/15/23	195,000	204,605
Air Lease Corp
2.250% due 01/15/23	175,000	177,220
3.500% due 01/15/22	90,000	90,080
American Campus Communities Operating Partnership LP REIT 3.750% due 04/15/23	180,000	184,936

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Avolon Holdings Funding Ltd (Ireland)
2.875% due 02/15/25 ~	$125,000	$127,784
3.625% due 05/01/22 ~	335,000	337,185
3.950% due 07/01/24 ~	65,000	68,148
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	400,000	398,550
Bank of America Corp
0.976% due 04/22/25	150,000	148,874
1.734% due 07/22/27	105,000	104,293
Bank of Ireland Group PLC (Ireland) 4.500% due 11/25/23 ~	345,000	365,430
Banque Federative du Credit Mutuel SA (France) 0.650% due 02/27/24 ~	295,000	291,490
BDO Unibank Inc (Philippines) 2.950% due 03/06/23 ~	400,000	407,736
BPCE SA (France) 5.700% due 10/22/23 ~	400,000	430,175
Brighthouse Financial Global Funding
0.600% due 06/28/23 ~	115,000	114,458
1.000% due 04/12/24 ~	120,000	119,034
Capital One Financial Corp 3.500% due 06/15/23	130,000	134,766
CC Holdings GS V LLC REIT 3.849% due 04/15/23	445,000	460,642
Citigroup Inc 0.981% due 05/01/25	125,000	124,078
CNO Global Funding 1.750% due 10/07/26 ~	150,000	148,272
Credicorp Ltd (Peru) 2.750% due 06/17/25 ~	200,000	202,084
Credit Suisse AG (Switzerland) 1.000% due 05/05/23	360,000	361,056
Crown Castle International Corp REIT 1.050% due 07/15/26	150,000	145,010
Danske Bank AS (Denmark)
5.000% due 01/12/22 ~	245,000	245,218
5.375% due 01/12/24 ~	280,000	301,546
Discover Bank 4.200% due 08/08/23	250,000	262,648
Equitable Financial Life Global Funding
1.100% due 11/12/24 ~	105,000	103,802
1.400% due 07/07/25 ~	255,000	252,895
Highwoods Realty LP REIT 3.625% due 01/15/23	195,000	198,526
HSBC Holdings PLC (United Kingdom)
1.162% due 11/22/24	200,000	199,490
2.099% due 06/04/26	315,000	317,283
Jackson Financial Inc 1.125% due 11/22/23 ~	140,000	139,797
JPMorgan Chase & Co 0.824% due 06/01/25	140,000	138,440
Lloyds Banking Group PLC (United Kingdom) 1.326% due 06/15/23	200,000	200,357
LSEGA Financing PLC (United Kingdom) 0.650% due 04/06/24 ~	200,000	197,228
Marsh & McLennan Cos Inc 3.875% due 03/15/24	190,000	201,050
Mitsubishi UFJ Financial Group Inc (Japan) 0.953% due 07/19/25	220,000	217,424

	Principal Amount	Value
Mizuho Financial Group Cayman 2 Ltd (Japan) 4.200% due 07/18/22 ~	$230,000	$234,199
Morgan Stanley
0.560% due 11/10/23	200,000	199,762
0.731% due 04/05/24	140,000	139,603
1.164% due 10/21/25	105,000	104,235
NatWest Markets PLC (United Kingdom) 2.375% due 05/21/23 ~	485,000	494,354
Park Aerospace Holdings Ltd (Ireland)
4.500% due 03/15/23 ~	185,000	190,993
5.250% due 08/15/22 ~	190,000	194,201
Public Storage REIT 0.520% (SOFR + 0.470%) due 04/23/24 §	70,000	69,984
QNB Finance Ltd (Qatar) 3.500% due 03/28/24 ~	280,000	293,713
SBA Tower Trust REIT
1.631% due 05/15/51 ~	70,000	68,952
1.884% due 07/15/50 ~	70,000	69,966
2.836% due 01/15/50 ~	230,000	236,172
3.448% due 03/15/48 ~	320,000	321,769
Simon Property Group LP REIT
2.000% due 09/13/24	65,000	66,193
3.375% due 10/01/24	225,000	236,813
Standard Chartered PLC (United Kingdom)
1.822% due 11/23/25 ~	200,000	199,886
3.950% due 01/11/23 ~	390,000	399,704
Swedbank AB (Sweden) 1.300% due 06/02/23 ~	355,000	357,370
Synchrony Financial
2.850% due 07/25/22	801,000	809,252
4.250% due 08/15/24	130,000	137,769
The Goldman Sachs Group Inc
0.657% due 09/10/24	100,000	99,198
0.925% due 10/21/24	75,000	74,707
3.500% due 04/01/25	135,000	142,854
The Western Union Co 2.850% due 01/10/25	240,000	248,554
Trinity Acquisition PLC 4.625% due 08/15/23	90,000	94,477
Truist Financial Corp 0.450% (SOFR + 0.400%) due 06/09/25 §	100,000	99,917
UBS Group AG (Switzerland) 1.008% due 07/30/24 ~	390,000	388,898
UniCredit SPA (Italy) 3.750% due 04/12/22 ~	240,000	241,832
Wells Fargo & Co
1.654% due 06/02/24	170,000	171,495
2.188% due 04/30/26	95,000	96,751
4.125% due 08/15/23	80,000	83,928
Willis North America Inc 3.600% due 05/15/24	90,000	94,317

		15,114,055

Industrial - 2.4%

Avnet Inc 4.875% due 12/01/22	45,000	46,614
Boral Finance Pty Ltd (Australia) 3.000% due 11/01/22 ~	35,000	35,393

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Canadian Pacific Railway Co (Canada)
1.350% due 12/02/24	$170,000	$170,239
1.750% due 12/02/26	75,000	75,312
Carrier Global Corp 2.242% due 02/15/25	425,000	435,506
DAE Funding LLC (United Arab Emirates) 1.550% due 08/01/24 ~	200,000	198,743
Eastern Creation II Investment Holdings Ltd (China) 1.000% due 09/10/23 ~	400,000	397,778
GATX Corp 4.350% due 02/15/24	130,000	138,036
Kansas City Southern 3.000% due 05/15/23	130,000	133,032
Martin Marietta Materials Inc 0.650% due 07/15/23	55,000	54,821
Penske Truck Leasing Co LP 2.700% due 03/14/23 ~	95,000	96,846
SMBC Aviation Capital Finance DAC (Ireland)
3.550% due 04/15/24 ~	200,000	208,917
4.125% due 07/15/23 ~	265,000	276,209

		2,267,446

Technology - 2.2%

Analog Devices Inc 0.300% (SOFR + 0.250%) due 10/01/24 §	40,000	40,055
CDW LLC 5.500% due 12/01/24	40,000	43,872
Fidelity National Information Services Inc
0.375% due 03/01/23	160,000	159,251
0.600% due 03/01/24	80,000	78,790
Fiserv Inc 3.800% due 10/01/23	295,000	308,490
Fortinet Inc 1.000% due 03/15/26	95,000	92,112
Marvell Technology Inc 4.200% due 06/22/23	140,000	145,540
Microchip Technology Inc
0.972% due 02/15/24	160,000	158,674
0.983% due 09/01/24 ~	135,000	132,599
2.670% due 09/01/23	205,000	209,443
NXP BV (China)
2.700% due 05/01/25 ~	40,000	41,378
4.625% due 06/01/23 ~	400,000	418,766
4.875% due 03/01/24 ~	95,000	102,100
Qorvo Inc 1.750% due 12/15/24 ~	65,000	65,110
Skyworks Solutions Inc 0.900% due 06/01/23	45,000	44,782
VMware Inc 0.600% due 08/15/23	90,000	89,401

		2,130,363

Utilities - 3.9%

Alexander Funding Trust 1.841% due 11/15/23 ~	120,000	120,463
APT Pipelines Ltd (Australia) 4.200% due 03/23/25 ~	215,000	230,105

	Principal Amount	Value
Edison International 3.125% due 11/15/22	$155,000	$157,451
Enel Finance International NV (Italy) 1.375% due 07/12/26 ~	200,000	194,966
FirstEnergy Corp 3.350% due 07/15/22	240,000	241,044
Israel Electric Corp Ltd (Israel) 5.000% due 11/12/24 ~	300,000	325,960
NextEra Energy Capital Holdings Inc 1.875% due 01/15/27	160,000	161,047
NRG Energy Inc 3.750% due 06/15/24 ~	130,000	135,710
Pacific Gas and Electric Co
1.750% due 06/16/22	810,000	810,006
3.500% due 06/15/25	135,000	140,285
San Diego Gas & Electric Co 1.914% due 02/01/22	13,930	13,941
Sinosing Services Pte Ltd (China) 2.250% due 02/20/25 ~	500,000	502,606
The AES Corp 3.300% due 07/15/25 ~	155,000	161,029
Vistra Operations Co LLC 3.550% due 07/15/24 ~	480,000	494,590

		3,689,203

Total Corporate Bonds & Notes (Cost $46,619,371)		46,916,060

MORTGAGE-BACKED SECURITIES - 19.6%

Collateralized Mortgage Obligations - Commercial - 6.5%

Austin Fairmont Hotel Trust 1.160% (USD LIBOR + 1.050%) due 09/15/32 ~ §	115,000	115,041
BAMLL Commercial Mortgage Securities Trust 3.490% due 04/14/33 ~	130,000	135,434
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	4,297	4,297
Bank 2019-BNK 19 2.263% due 08/15/61	75,207	76,287
Bank 2019-BNK 24 2.056% due 11/15/62	85,009	85,605
BCP Trust 0.909% (USD LIBOR + 0.799%) due 06/15/38 ~ §	70,000	69,349
BPR Trust 1.260% (USD LIBOR + 1.150%) due 09/15/38 ~ §	105,000	104,916
BX Commercial Mortgage Trust
1.030% (USD LIBOR + 0.920%) due 10/15/36 ~ §	83,424	83,523
1.510% (USD LIBOR + 1.400%) due 06/15/38 ~ §	100,000	99,620
BX Trust 1.756% (USD LIBOR + 1.646%) due 10/15/36 ~ §	75,000	74,873
CGDB Commercial Mortgage Trust 1.760% (USD LIBOR + 1.650%) due 11/15/36 ~ §	350,000	346,786

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Commercial Mortgage Trust
3.221% due 10/10/48	$118,087	$118,875
3.633% due 02/10/37 ~ §	120,000	118,875
3.926% due 03/10/48 §	65,000	68,217
3.961% due 03/10/47	150,000	157,360
4.353% due 08/10/30 ~	120,000	124,475
4.701% due 03/10/47	195,000	204,775
4.703% due 08/10/47 ~ §	100,000	98,359
CSAIL Commercial Mortgage Trust
2.025% due 09/15/50	16,110	16,126
2.360% due 06/15/52	90,381	91,445
Extended Stay America Trust 1.810% (USD LIBOR + 1.700%) due 07/15/38 ~ §	114,405	114,628
Fontainebleau Miami Beach Trust 3.750% due 12/10/36 ~	330,000	337,192
Great Wolf Trust 1.743% (USD LIBOR + 1.633%) due 12/15/36 ~ §	145,000	144,290
GS Mortgage Securities Corp Trust 1.710% (USD LIBOR + 1.600%) due 05/15/26 ~ §	100,000	100,042
InTown Hotel Portfolio Trust
1.060% (USD LIBOR + 0.950%) due 01/15/33 ~ §	100,000	99,916
1.610% (USD LIBOR + 1.500%) due 01/15/33 ~ §	100,000	99,854
JP Morgan Chase Commercial Mortgage Securities Trust
1.460% (USD LIBOR + 1.350%) due 09/15/29 ~ §	380,000	375,735
1.710% (USD LIBOR + 1.600%) due 09/15/29 ~ §	120,000	118,081
1.880% (USD LIBOR + 1.770%) due 10/15/33 ~ §	205,000	204,848
2.280% (USD LIBOR + 2.170%) due 10/15/33 ~ §	165,000	164,726
KIND Trust 1.860% (USD LIBOR + 1.750%) due 08/15/38 ~ §	130,000	129,464
KKR Industrial Portfolio Trust
1.110% (USD LIBOR + 1.000%) due 12/15/37 ~ §	75,000	74,405
1.360% (USD LIBOR + 1.250%) due 12/15/37 ~ §	75,000	74,229
Merit 2020-Hill
1.510% (USD LIBOR + 1.400%) due 08/15/37 ~ §	188,607	188,821
1.810% (USD LIBOR + 1.700%) due 08/15/37 ~ §	94,303	94,424
2.460% (USD LIBOR + 2.350%) due 08/15/37 ~ §	108,449	108,632
MHC Trust 1.210% (USD LIBOR + 1.100%) due 05/15/23 ~ §	90,000	89,416
Morgan Stanley Capital I Trust
3.177% due 11/10/36 ~ §	255,000	250,103
3.912% due 09/09/32 ~	285,000	298,280

	Principal Amount	Value
New Orleans Hotel Trust 1.399% (USD LIBOR + 1.289%) due 04/15/32 ~ §	$385,000	$381,962
Shelter Growth CRE Issuer Ltd (Cayman) 1.190% (USD LIBOR + 1.080%) due 09/15/36 ~ §	78,569	78,542
SLIDE Fund Trust 2.210% (USD LIBOR + 2.100%) due 06/15/31 ~ §	120,331	118,571
Wells Fargo Commercial Mortgage Trust 1.975% due 09/15/50	6,268	6,269
WFRBS Commercial Mortgage Trust
4.045% due 03/15/47	150,000	157,205
4.697% due 04/15/45	140,214	140,303

		6,144,176

Collateralized Mortgage Obligations - Residential - 9.7%

Angel Oak Mortgage Trust
0.909% due 01/25/66 ~ §	125,574	124,946
0.985% due 04/25/66 ~ §	100,074	99,023
1.068% due 05/25/66 ~ §	76,771	76,165
1.115% due 01/25/66 ~ §	36,034	35,864
1.261% due 05/25/65 ~ §	88,255	88,152
1.579% due 05/25/65 ~ §	62,489	62,455
1.691% due 04/25/65 ~ §	25,993	26,079
Barclays Mortgage Loan Trust 1.747% due 09/25/51 ~ §	185,821	185,356
Bayview MSR Opportunity Master Fund Trust (Cayman) 2.500% due 06/25/51 ~ §	129,014	130,471
BINOM Securitization Trust 2.625% due 06/25/56 ~ §	105,000	105,232
BRAVO Residential Funding Trust 1.699% due 04/25/60 ~ §	129,336	128,868
COLT Mortgage Loan Trust
1.167% due 06/25/66 ~ §	90,051	88,886
1.419% due 09/27/66 ~ §	96,282	95,028
1.506% due 04/27/65 ~ §	29,250	29,277
Deephaven Residential Mortgage Trust
0.899% due 04/25/66 ~ §	83,707	82,429
0.973% due 05/25/65 ~ §	63,325	62,873
1.260% due 04/25/66 ~ §	83,707	82,408
2.339% due 01/25/60 ~ §	49,917	49,972
Eagle RE Ltd (Bermuda) 1.600% (SOFR + 1.550%) due 04/25/34 ~ §	150,000	150,114
Ellington Financial Mortgage Trust
0.797% due 02/25/66 ~ §	57,256	56,795
0.931% due 06/25/66 ~ §	79,996	78,606
1.241% due 09/25/66 ~ §	98,006	96,422
1.291% due 06/25/66 ~ §	79,996	78,571
1.550% due 09/25/66 ~ §	98,006	96,323
Fannie Mae Connecticut Avenue Securities
0.953% (USD LIBOR + 0.850%) due 07/25/30 §	198,692	198,555
1.203% (USD LIBOR + 1.100%) due 11/25/29 §	300,414	300,974
1.303% (USD LIBOR + 1.200%) due 01/25/30 §	123,511	120,769

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
1.453% (USD LIBOR + 1.350%) due 09/25/29 §	$7,358	$7,430
Flagstar Mortgage Trust
0.952% (USD LIBOR + 0.850%) due 03/25/50 ~ §	73,982	73,960
3.500% due 10/25/49 ~ §	43,530	44,223
4.000% due 09/25/48 ~ §	64,125	64,702
Freddie Mac STACR REMIC Trust
0.750% (SOFR + 0.700%) due 08/25/33 ~ §	23,080	23,072
0.900% (SOFR + 0.850%) due 09/25/41 ~ §	70,000	70,024
1.550% (SOFR + 1.500%) due 10/25/41 ~ §	100,000	100,046
1.953% (USD LIBOR + 1.850%) due 02/25/50 ~ §	139,728	140,330
2.150% (SOFR + 2.100%) due 10/25/33 ~ §	100,000	101,900
3.203% (USD LIBOR + 3.100%) due 03/25/50 ~ §	134,377	136,082
Freddie Mac STACR Trust
0.903% (USD LIBOR + 0.800%) due 12/25/30 ~ §	39,993	39,996
1.053% (USD LIBOR + 0.950%) due 12/25/30 ~ §	70,000	70,116
1.503% (USD LIBOR + 1.400%) due 02/25/49 ~ §	134,658	135,100
Freddie Mac Structured Agency Credit Risk Debt Notes
0.850% (SOFR + 0.800%) due 08/25/33 ~ §	72,435	72,407
1.850% (SOFR + 1.800%) due 11/25/41 ~ §	45,000	45,168
Freddie Mac Whole Loan Securities Trust 3.849% due 05/25/47 ~ §	18,106	18,208
Galton Funding Mortgage Trust
2.310% due 01/25/60 ~ §	19,530	19,737
2.832% due 01/25/60 ~ §	145,000	144,105
3.339% due 10/25/59 ~ §	140,000	139,860
3.500% due 11/25/57 ~ §	26,721	26,877
4.000% due 02/25/59 ~ §	29,365	29,530
GS Mortgage-Backed Securities Corp Trust
1.017% due 07/25/61 ~ §	68,390	67,846
2.500% due 10/25/51 ~ §	201,045	203,326
GS Mortgage-Backed Securities Trust
1.654% due 07/25/44 ~ §	3,311	3,340
2.500% due 01/25/52 ~ §	100,552	101,631
Homeward Opportunities Fund I Trust 2.675% due 11/25/59 ~ §	27,130	27,155
Hundred Acre Wood Trust 2.500% due 07/25/51 ~ §	137,781	139,346
Imperial Fund Mortgage Trust 1.516% due 09/25/56 ~ §	94,966	93,934
Mello Mortgage Capital Acceptance 2.500% due 10/25/51 ~ §	107,363	108,573
New Residential Mortgage Loan Trust
0.943% due 07/25/55 ~ §	91,762	91,152
1.650% due 05/24/60 ~ §	39,843	39,880
2.464% due 01/26/60 ~ §	62,066	62,266
2.500% due 06/25/51 ~ §	94,146	95,218

	Principal Amount	Value
2.500% due 09/25/51 ~ §	$235,261	$237,784
2.710% due 11/25/59 ~ §	121,082	121,693
NLT Trust
1.162% due 08/25/56 ~ §	248,352	244,750
1.520% due 08/25/56 ~ §	100,296	98,852
OBX Trust
0.852% (USD LIBOR + 0.750%) due 02/25/60 ~ §	60,777	60,853
1.002% (USD LIBOR + 0.900%) due 06/25/59 ~ §	10,852	10,882
1.052% (USD LIBOR + 0.950%) due 02/25/60 ~ §	31,168	31,153
1.054% due 07/25/61 ~ §	91,884	90,763
1.072% due 02/25/66 ~ §	70,958	70,183
1.302% (USD LIBOR + 1.200%) due 06/25/59 ~ §	80,219	79,992
2.500% due 05/25/51 ~ §	145,591	146,918
3.000% due 05/25/60 ~ §	39,345	39,417
3.500% due 12/25/49 ~ §	32,758	33,112
3.500% due 02/25/60 ~ §	109,209	110,648
PSMC Trust
2.500% due 03/25/51 ~ §	214,360	216,520
2.500% due 05/25/51 ~ §	162,384	164,226
Sequoia Mortgage Trust
4.000% due 06/25/48 ~ §	55,677	56,046
4.000% due 08/25/48 ~ §	40,963	41,316
4.500% due 08/25/48 ~ §	6,827	6,899
SG Residential Mortgage Trust
1.381% due 05/25/65 ~ §	40,970	40,914
2.703% due 09/25/59 ~ §	13,308	13,304
2.877% due 09/25/59 ~ §	217,969	221,064
STACR Trust
1.003% (USD LIBOR + 0.900%) due 09/25/48 ~ §	110,000	110,114
1.353% (USD LIBOR + 1.250%) due 02/25/47 ~ §	143,172	143,251
Starwood Mortgage Residential Trust
0.943% due 05/25/65 ~ §	70,471	70,025
1.162% due 08/25/56 ~ §	88,447	87,704
2.408% due 02/25/50 ~ §	115,611	116,203
2.610% due 09/27/49 ~ §	17,870	18,002
UWM Mortgage Trust 2.500% due 09/25/51 ~ §	44,308	44,809
Verus Securitization Trust
0.918% due 02/25/64 ~ §	73,587	73,458
1.052% due 01/25/66 ~ §	63,658	62,983
1.829% due 10/25/66 ~ §	231,483	231,144
1.977% due 03/25/60 ~ §	42,889	43,052
2.724% due 01/25/60 ~ §	156,717	157,110
3.100% due 11/25/59 ~ §	129,050	131,715
3.117% due 07/25/59 ~ §	141,284	142,129
Vista Point Securitization Trust
1.763% due 03/25/65 ~ §	54,298	54,517
2.496% due 04/25/65 ~ §	49,031	49,037
Wells Fargo Mortgage-Backed Securities Trust 2.500% due 12/25/50 ~ §	179,132	180,942
ZH Trust 2.253% due 02/18/27 ~	100,000	98,718

		9,219,355

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Fannie Mae - 1.7%

due 01/01/52 #	$35,000	$35,711
due 01/01/52 #	55,000	54,835
due 02/01/52 #	315,000	325,873
3.000% due 08/01/32	219,727	231,649
3.500% due 01/01/48 - 07/01/50	108,259	114,539
4.500% due 04/01/26 - 01/01/50	475,564	513,207
5.000% due 09/01/25 - 02/01/49	74,095	81,771
6.000% due 11/01/35 - 02/01/49	251,670	294,513

		1,652,098

Freddie Mac - 0.6%

2.000% due 01/01/36 - 09/01/36	248,710	255,480
4.000% due 02/01/50	105,477	113,068
4.500% due 03/01/49 - 05/01/50	68,207	73,335
5.000% due 12/01/41	57,521	63,113
7.000% due 03/01/39	24,883	28,243
7.500% due 06/01/38	25,516	28,985

		562,224

Government National Mortgage Association - 1.1%

due 01/20/52 #	167,000	173,901
3.500% due 08/20/51	161,177	168,338
4.000% due 10/20/50	217,932	229,875
5.000% due 01/20/48 - 05/20/48	208,196	224,733
5.500% due 09/15/45 - 02/20/49	172,235	196,045

		992,892

Total Mortgage-Backed Securities (Cost $18,663,805)		18,570,745

ASSET-BACKED SECURITIES - 14.0%

AmeriCredit Automobile Receivables Trust
0.890% due 10/19/26	115,000	113,784
0.970% due 02/18/26	85,000	85,159
1.060% due 08/18/26	80,000	79,842
1.210% due 12/18/26	65,000	64,187
1.290% due 06/18/27	140,000	137,844
1.590% due 10/20/25	165,000	166,129
1.800% due 12/18/25	160,000	161,462
2.690% due 06/19/23	4,870	4,875
Applebee’s Funding LLC 4.194% due 06/05/49 ~	148,500	150,760
Arbor Realty Commercial Real Estate Notes Ltd 1.180% (USD LIBOR + 1.070%) due 08/15/34 ~ §	150,000	150,156
Arbor Realty Commercial Real Estate Notes Ltd (Cayman) 1.440% (USD LIBOR + 1.350%) due 11/15/36 ~ §	110,000	110,352
ARI Fleet Lease Trust 2.060% due 11/15/28 ~	190,000	191,424
Avis Budget Rental Car Funding AESOP LLC
2.330% due 08/20/26 ~	125,000	128,189
2.650% due 03/20/26 ~	425,000	435,361
3.330% due 03/20/24 ~	260,000	265,194
3.700% due 03/20/23 ~	50,000	50,200
4.530% due 03/20/23 ~	65,000	65,310
4.950% due 03/20/25 ~	100,000	105,993

	Principal Amount	Value
Bayview Mortgage Fund IVc Trust 3.500% due 01/28/58 ~ §	$78,718	$79,099
Bayview Opportunity Master Fund IVb Trust 3.500% due 01/28/55 ~ §	48,784	49,408
Blackbird Capital Aircraft Lease Securitization Ltd 2.487% due 12/16/41 ~ §	96,354	94,905
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	206,475	212,696
Capital Auto Receivables Asset Trust 3.360% due 11/21/22 ~	42,390	42,463
CarMax Auto Owner Trust 2.340% due 11/17/25	105,000	107,181
CBAM Ltd (Cayman) 1.404% (USD LIBOR + 1.280%) due 02/12/30 ~ §	760,000	760,743
Cedar Funding XIV CLO Ltd (Cayman) 1.224% (USD LIBOR + 1.100%) due 07/15/33 ~ §	255,000	254,690
CIFC Funding Ltd (Cayman) 1.174% (USD LIBOR + 1.050%) due 04/24/30 ~ §	500,000	500,339
CNH Equipment Trust 3.010% due 04/15/24	53,184	53,694
Daimler Trucks Retail Trust 1.370% due 06/15/27	265,000	266,744
Dryden 86 CLO Ltd (Cayman) 1.222% (USD LIBOR + 1.100%) due 07/17/34 ~ §	250,000	250,312
Elara HGV Timeshare Issuer LLC
2.690% due 03/25/30 ~	28,770	29,144
2.730% due 04/25/28 ~	84,811	85,729
Ford Credit Auto Owner Trust
1.740% due 04/15/33 ~	115,000	113,758
2.040% due 12/15/26	185,000	188,429
GM Financial Automobile Leasing Trust 2.560% due 07/22/24	95,000	96,806
GM Financial Consumer Automobile Receivables Trust 1.050% due 05/18/26	85,000	84,333
Hilton Grand Vacations Trust
2.660% due 12/26/28 ~	48,130	48,813
2.960% due 12/26/28 ~	20,054	20,308
Hyundai Auto Receivables Trust
1.600% due 12/15/26	150,000	150,762
2.940% due 05/15/25	165,000	168,533
Madison Park Funding Ltd (Cayman) 1.194% (USD LIBOR + 1.070%) due 07/15/33 ~ §	250,000	250,043
Metlife Securitization Trust 3.000% due 04/25/55 ~ §	56,549	57,682
MF1 Ltd (Cayman) 1.188% (USD LIBOR + 1.080%) due 10/16/36 ~ §	110,000	109,978
Mill City Mortgage Loan Trust 2.500% due 04/25/57 ~ §	1,577	1,578
MVW LLC 2.730% due 10/20/37 ~	61,560	62,394
MVW Owner Trust
2.420% due 12/20/34 ~	167,547	169,395
2.890% due 11/20/36 ~	169,039	171,604

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Navient Private Education Refi Loan Trust
0.940% due 07/15/69 ~	$116,375	$115,248
1.170% due 09/16/69 ~	46,028	45,833
1.220% due 07/15/69 ~	157,347	157,071
2.400% due 10/15/68 ~	70,527	71,565
2.460% due 11/15/68 ~	191,088	194,933
2.640% due 05/15/68 ~	241,479	243,665
Navistar Financial Dealer Note Master Trust
1.052% (USD LIBOR + 0.950%) due 07/25/25 ~ §	190,000	190,716
1.452% (USD LIBOR + 1.350%) due 07/25/25 ~ §	180,000	180,848
Neuberger Berman Loan Advisers CLO 26 Ltd (Cayman) 1.545% (USD LIBOR + 1.400%) due 10/18/30 ~ §	255,000	254,475
OCP CLO Ltd (Cayman)
1.252% (USD LIBOR + 1.120%) due 07/20/29 ~ §	415,000	415,109
1.674% (USD LIBOR + 1.550%) due 07/15/30 ~ §	250,000	249,912
Octane Receivables Trust 1.210% due 09/20/28 ~	95,815	95,346
Palmer Square CLO Ltd (Cayman) 1.214% (USD LIBOR + 1.080%) due 11/15/31 ~ §	250,000	250,000
Planet Fitness Master Issuer LLC 4.262% due 09/05/48 ~	193,500	194,247
Santander Bank NA 1.833% due 12/15/31 ~	250,000	249,815
Santander Drive Auto Receivables Trust
1.010% due 01/15/26	125,000	125,210
1.670% due 10/15/27	70,000	69,595
Santander Retail Auto Lease Trust
1.140% due 03/20/26 ~	255,000	251,983
2.520% due 11/20/24 ~	165,000	166,655
2.880% due 06/20/24 ~	410,000	416,053
Sierra Timeshare Conduit Receivables Funding LLC 2.910% due 03/20/34 ~	269,589	269,777
Sierra Timeshare Receivables Funding LLC
1.340% due 11/20/37 ~	64,017	63,133
3.510% due 07/20/37 ~	63,121	64,257
SLM Student Loan Trust 0.503% (USD LIBOR + 0.400%) due 03/25/25 §	86,910	85,600
SMB Private Education Loan Trust
1.110% (USD LIBOR + 1.000%) due 06/15/27 ~ §	1,756	1,757
1.290% due 07/15/53 ~	85,838	84,946
1.600% due 09/15/54 ~	487,410	481,010
1.610% (USD LIBOR + 1.500%) due 04/15/32 ~ §	188,013	189,818
3.600% due 01/15/37 ~	92,490	96,241
Symphony CLO XXIII Ltd (Cayman) 1.195% (USD LIBOR + 1.020%) due 01/15/34 ~ §	250,000	250,579
Symphony Static CLO I Ltd (Cayman) 1.579% (USD LIBOR + 1.450%) due 10/25/29 ~ §	250,000	249,997

	Principal Amount	Value
Towd Point Mortgage Trust
2.250% due 07/25/56 ~ §	$9,047	$9,082
2.750% due 08/25/55 ~ §	5,415	5,433
2.750% due 10/25/56 ~ §	16,303	16,452
2.750% due 04/25/57 ~ §	35,217	35,536
3.750% due 05/25/58 ~ §	63,898	66,181
World Omni Auto Receivables Trust 1.640% due 08/17/26	120,000	120,634
World Omni Select Auto Trust
0.840% due 06/15/26	125,000	124,994
1.250% due 10/15/26	140,000	140,152

Total Asset-Backed Securities (Cost $13,218,104)		13,241,642

U.S. TREASURY OBLIGATIONS - 15.0%

U.S. Treasury Inflation Protected Securities - 0.5%

0.625% due 04/15/23 ^	456,543	477,310

		477,310

U.S. Treasury Notes - 14.5%

0.125% due 04/30/23	3,110,000	3,093,721
0.125% due 05/31/23	770,000	765,338
0.125% due 06/30/23	1,445,000	1,435,348
0.125% due 07/31/23	1,685,000	1,671,968
0.125% due 08/31/23	3,610,000	3,578,553
0.250% due 09/30/23	740,000	734,855
0.375% due 10/31/23	40,000	39,770
0.375% due 08/15/24	250,000	246,729
0.500% due 11/30/23	1,190,000	1,185,537
0.750% due 12/31/23	950,000	950,260

		13,702,079

Total U.S. Treasury Obligations (Cost $14,256,267)		14,179,389

MUNICIPAL BONDS - 1.0%

Chicago Transit Authority Sales Tax Receipts Fund
1.708% due 12/01/22	10,000	10,077
1.838% due 12/01/23	10,000	10,115
2.064% due 12/01/24	25,000	25,375
City of Houston TX Airport System Revenue
0.883% due 07/01/22	15,000	15,034
1.054% due 07/01/23	30,000	30,101
1.272% due 07/01/24	95,000	95,277
Dallas Fort Worth International Airport 1.329% due 11/01/25	50,000	49,821
Golden State Tobacco Securitization Corp
1.337% due 06/01/23	75,000	75,156
1.711% due 06/01/24	100,000	100,466
Long Island Power Authority 0.764% due 03/01/23	75,000	75,060
State Board of Administration Finance Corp 1.258% due 07/01/25	325,000	323,525
State of Connecticut
1.998% due 07/01/24	55,000	56,070
2.000% due 07/01/23	20,000	20,338

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
2.098% due 07/01/25	$35,000	$35,768

Total Municipal Bonds (Cost $920,059)		922,183

SHORT-TERM INVESTMENTS - 1.0%

Corporate Notes - 0.0%

Pacific Gas and Electric Co 1.200% (SOFR + 1.150%) due 11/14/22 §	25,000	25,041

	Shares
Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	984,566	984,566

Total Short-Term Investments (Cost $1,009,566)		1,009,607

TOTAL INVESTMENTS - 100.1% (Cost $94,687,172)		94,839,626

DERIVATIVES - (0.0%)		(35,911)

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(77,170)

NET ASSETS - 100.0%		$94,726,545

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of December 31, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	03/22	69	$15,082,064	$15,053,859	($28,205)

Short Futures Outstanding
U.S. Treasury 5-Year Notes	03/22	13	1,572,778	1,572,695	83
U.S. Treasury 10-Year Notes	03/22	9	1,170,620	1,174,219	(3,599)
U.S. Treasury Ultra 10-Year Notes	03/22	2	288,685	292,875	(4,190)

					(7,706)

Total Futures Contracts					($35,911)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$46,916,060	$—	$46,916,060	$—
	Mortgage-Backed Securities	18,570,745	—	18,570,745	—
	Asset-Backed Securities	13,241,642	—	13,241,642	—
	U.S. Treasury Obligations	14,179,389	—	14,179,389	—
	Municipal Bonds	922,183	—	922,183	—
	Short-Term Investments	1,009,607	984,566	25,041	—
	Derivatives:
	Interest Rate Contracts
	Futures	83	83	—	—

	Total Assets	94,839,709	984,649	93,855,060	—

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(35,994)	(35,994)	—	—

	Total Liabilities	(35,994)	(35,994)	—	—

	Total	$94,803,715	$948,655	$93,855,060	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 40.5%

Azerbaijan - 0.9%

International Bank of Azerbaijan OJSC 3.500% due 09/01/24 ~	$250,000	$252,025
Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	237,000	272,910

		524,935

Brazil - 2.4%

CSN Inova Ventures 6.750% due 01/28/28 ~	400,000	420,786
Itau Unibanco Holding SA 6.125% due 12/12/22 ~	550,000	554,285
MC Brazil Downstream Trading SARL 7.250% due 06/30/31 ~	300,000	299,162
Rede D’or Finance SARL 4.500% due 01/22/30 ~	164,000	159,884

		1,434,117

Burkina Faso - 0.7%

Endeavour Mining PLC 5.000% due 10/14/26 ~	400,000	397,776

Chile - 0.5%

Alfa Desarrollo SPA 4.550% due 09/27/51 ~	325,000	321,302

Colombia - 0.4%

Ecopetrol SA 6.875% due 04/29/30	200,000	223,593
Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 151,000,000	34,387

		257,980

Ghana - 1.5%

Kosmos Energy Ltd
7.125% due 04/04/26 ~	$300,000	291,738
7.500% due 03/01/28 ~	425,000	399,972
7.750% due 05/01/27 ~	200,000	191,340

		883,050

Hong Kong - 0.9%

Melco Resorts Finance Ltd 5.625% due 07/17/27 ~	575,000	568,203

India - 2.6%

Adani Electricity Mumbai Ltd 3.949% due 02/12/30 ~	475,000	469,865
HDFC Bank Ltd 3.700% due 08/25/26 ~	600,000	600,000
Power Finance Corp Ltd 5.250% due 08/10/28 ~	450,000	504,700

		1,574,565

Israel - 5.0%

Bank Hapoalim BM 3.255% due 01/21/32 ~	625,000	621,875

	Principal Amount	Value
Energean Israel Finance Ltd
4.500% due 03/30/24 ~	$500,000	$503,750
4.875% due 03/30/26 ~	275,000	273,625
5.375% due 03/30/28 ~	175,000	173,031
ICL Group Ltd 6.375% due 05/31/38 ~	350,000	451,500
Leviathan Bond Ltd
5.750% due 06/30/23 ~	200,000	205,786
6.125% due 06/30/25 ~	325,000	344,308
6.500% due 06/30/27 ~	400,000	430,224

		3,004,099

Macau - 0.3%

Studio City Finance Ltd 5.000% due 01/15/29 ~	200,000	179,313

Malaysia - 2.2%

1MDB Global Investments Ltd 4.400% due 03/09/23 ~	1,300,000	1,312,747

Mexico - 5.0%

Banco Mercantil del Norte SA 5.875% due 01/24/27 ~	450,000	449,437
Cemex SAB de CV
5.125% due 06/08/26 ~	200,000	206,849
5.200% due 09/17/30 ~	400,000	430,110
Comision Federal de Electricidad 5.000% due 09/29/36 ~	395,000	414,212
Petroleos Mexicanos
5.350% due 02/12/28	325,000	323,615
5.950% due 01/28/31	75,000	73,028
6.700% due 02/16/32 ~	250,000	252,994
6.750% due 09/21/47	476,000	423,390
6.840% due 01/23/30	450,000	466,324

		3,039,959

Netherlands - 2.3%

United Group BV
4.000% due 11/15/27 ~	EUR175,000	197,992
4.625% due 08/15/28 ~	275,000	313,912
VEON Holdings BV 3.375% due 11/25/27 ~	$900,000	880,029

		1,391,933

Nigeria - 0.5%

IHS Holding Ltd 5.625% due 11/29/26 ~	325,000	329,225

Qatar - 2.2%

Qatar Energy
2.250% due 07/12/31 ~	400,000	397,240
3.300% due 07/12/51 ~	300,000	309,908
QIB Sukuk Ltd 3.982% due 03/26/24 ~	600,000	634,650

		1,341,798

South Africa - 3.9%

Absa Group Ltd 6.375% due 05/27/26 ~	325,000	331,770

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Sasol Financing USA LLC
4.375% due 09/18/26	$425,000	$428,141
5.500% due 03/18/31	350,000	353,479
Stillwater Mining Co
4.000% due 11/16/26 ~	525,000	516,088
4.500% due 11/16/29 ~	250,000	241,502
The Bidvest Group UK PLC 3.625% due 09/23/26 ~	475,000	474,026

		2,345,006

Supranational - 0.8%

Africa Finance Corp 2.875% due 04/28/28 ~	500,000	497,125

Ukraine - 1.2%

NPC Ukrenergo 6.875% due 11/09/26 ~	275,000	241,676
State Agency of Roads of Ukraine 6.250% due 06/24/28 ~	550,000	478,304

		719,980

United Arab Emirates - 1.3%

Galaxy Pipeline Assets Bidco Ltd 2.160% due 03/31/34 ~	800,000	785,989

United Kingdom - 0.4%

Standard Chartered Bank 7.000% due 05/24/27 ~	IDR 3,172,000,000	239,019

United States - 5.0%

JPMorgan Chase Bank NA China Government Bond 3.270% due 11/19/30 ~	CNH 17,200,000	2,798,778
LCPR Senior Secured Financing DAC 5.125% due 07/15/29 ~	$200,000	201,300

		3,000,078

Venezuela - 0.5%

Petroleos de Venezuela SA
5.375% due 04/12/27 * ~ Y	113,000	4,667
8.500% due 10/27/22 * ~ Y	1,460,500	248,285
9.000% due 11/17/22 * ~ Y	239,354	9,873
9.750% due 05/17/35 * ~ Y	306,278	12,649
12.750% due 02/17/22 * ~ Y	117,000	4,832

		280,306

Total Corporate Bonds & Notes (Cost $25,761,053)		24,428,505

FOREIGN GOVERNMENT BONDS & NOTES - 41.8%

Angola - 1.7%

Angolan Government International
9.125% due 11/26/49 ~	275,000	264,695
9.500% due 11/12/25 ~	700,000	751,415

		1,016,110

	Principal Amount	Value
Argentina - 2.1%

Argentine Republic Government International
0.500% due 07/09/30	$2,300,000	$810,773
1.125% due 07/09/35	1,500,000	481,890

		1,292,663

Bahamas - 0.7%

Bahamas Government International 6.000% due 11/21/28 ~	500,000	429,380

Brazil - 1.5%

Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/27	BRL 5,000,000	877,986

Colombia - 1.6%

Colombia Government International
5.200% due 05/15/49	$200,000	184,030
5.625% due 02/26/44	450,000	437,004
6.125% due 01/18/41	350,000	361,335

		982,369

Dominican Republic - 0.9%

Dominican Republic International
4.500% due 01/30/30 ~	150,000	152,813
4.875% due 09/23/32 ~	400,000	407,500

		560,313

Ecuador - 1.1%

Ecuador Government International
0.500% due 07/31/40 ~	550,000	323,469
1.000% due 07/31/35 ~	400,000	264,500
5.000% due 07/31/30 ~	75,000	62,344

		650,313

Egypt - 0.6%

Egypt Government International
7.903% due 02/21/48 ~	250,000	210,421
8.500% due 01/31/47 ~	200,000	177,890

		388,311

El Salvador - 0.1%

El Salvador Government International 7.625% due 02/01/41 ~	150,000	84,189

Hungary - 0.4%

Hungary Government International 5.375% due 02/21/23	200,000	210,144

Indonesia - 1.6%

Indonesia Treasury
5.125% due 04/15/27	IDR 3,100,000,000	219,403
6.125% due 05/15/28	657,000,000	46,973
7.000% due 05/15/27	3,965,000,000	298,774
7.000% due 09/15/30	3,392,000,000	247,037
8.375% due 09/15/26	2,156,000,000	170,853

		983,040

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Iraq - 1.6%

Iraq International 5.800% due 01/15/28 ~	$975,000	$935,571

Ivory Coast - 2.5%

Ivory Coast Government International
4.875% due 01/30/32 ~	EUR 1,250,000	1,372,675
5.875% due 10/17/31 ~	125,000	146,542

		1,519,217

Mexico - 3.0%

Mexican Bonos 7.750% due 11/23/34	MXN 36,800,000	1,812,187

Montenegro - 0.3%

Montenegro Government International 2.875% due 12/16/27 ~	EUR 150,000	158,714

Nigeria - 2.1%

Nigeria Government International
7.143% due 02/23/30 ~	$900,000	887,040
8.250% due 09/28/51 ~	375,000	352,500

		1,239,540

Oman - 1.5%

Oman Government International
6.500% due 03/08/47 ~	400,000	397,957
6.750% due 01/17/48 ~	525,000	535,349

		933,306

Poland - 0.9%

Republic of Poland Government International 4.000% due 01/22/24	500,000	529,660

Romania - 1.4%

Romanian Government International
2.625% due 12/02/40 ~	EUR 275,000	279,877
2.750% due 04/14/41 ~	250,000	255,025
2.875% due 04/13/42 ~	300,000	306,958

		841,860

Russia - 4.5%

Russian Federal
6.100% due 07/18/35	RUB 60,000,000	660,482
7.250% due 05/10/34	166,102,000	2,048,382
7.700% due 03/16/39	413,000	5,234

		2,714,098

Saudi Arabia - 0.9%

Saudi Government International 2.900% due 10/22/25 ~	$500,000	524,688

South Africa - 4.0%

Republic of South Africa Government 8.875% due 02/28/35	ZAR 33,224,000	1,872,277

	Principal Amount	Value
Republic of South Africa Government International 5.000% due 10/12/46	$600,000	$545,250

		2,417,527

South Korea - 1.1%

The Korea Development Bank
0.510% (USD LIBOR + 0.350%) due 02/18/23 §	675,000	676,246

Sri Lanka - 0.4%

Sri Lanka Government International 6.850% due 11/03/25 ~	475,000	247,086

Tunisia - 1.3%

Banque Centrale de Tunisie International
5.625% due 02/17/24 ~	EUR 100,000	90,716
5.750% due 01/30/25 ~	$600,000	459,795
6.375% due 07/15/26 ~	EUR 275,000	239,518

		790,029

Turkey - 0.7%

Turkey Government International 4.875% due 04/16/43	$525,000	403,646

Ukraine - 2.7%

Ukraine Government International
1.258% due 05/31/40 ~ §	775,000	708,330
6.876% due 05/21/29 ~	825,000	732,889
7.750% due 09/01/25 ~	200,000	192,670

		1,633,889

Venezuela - 0.3%

Venezuela Government International
7.750% due 10/13/22 * ~ Y	85,000	5,525
8.250% due 10/13/24 * ~ Y	166,100	10,797
9.000% due 05/07/23 * ~ Y	73,000	4,745
9.250% due 09/15/27 * Y	252,000	16,380
9.250% due 05/07/28 * ~ Y	121,000	7,865
11.750% due 10/21/26 * ~ Y	768,700	49,965
11.950% due 08/05/31 * ~ Y	1,255,900	81,633
12.750% due 08/23/22 * ~ Y	211,000	13,715

		190,625

Zambia - 0.3%

Zambia Government International 8.500% due 04/14/24 * ~ Y	200,000	158,245

Total Foreign Government Bonds & Notes (Cost $27,022,004)		25,200,952

TOTAL INVESTMENTS - 82.3% (Cost $52,783,057)		49,629,457

DERIVATIVES - 0.1%		40,289

OTHER ASSETS & LIABILITIES, NET - 17.6%		10,649,864

NET ASSETS - 100.0%		$60,319,610

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $629,177 or 1.0% of the Fund’s net assets were in default as of December 31, 2021.

(b)	Open futures contracts outstanding as of December 31, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	03/22	30	$3,911,807	$3,914,063	$2,256

Short Futures Outstanding
Euro-Bund	03/22	4	793,028	780,419	12,609
U.S. Treasury 2-Year Notes	03/22	56	12,221,135	12,217,625	3,510
U.S. Treasury Long Bonds	03/22	3	485,244	481,313	3,931

					20,050

Total Futures Contracts					$22,306

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of December 31, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	5,100,000	USD	897,923	01/22	JPM	$14,671	$—
CZK	19,850,000	USD	878,700	01/22	HSB	28,630	—
EUR	145,929	USD	164,823	01/22	HSB	1,338	—
EUR	339,019	USD	383,199	01/22	JPM	2,820	—
HUF	194,035,237	USD	653,912	01/22	BNP	—	(57,600)
HUF	560,000,000	USD	1,716,449	01/22	JPM	7,254	—
IDR	1,907,370,000	USD	133,336	01/22	JPM	578	—
ILS	3,850,000	USD	1,218,166	01/22	JPM	20,261	—
INR	92,000,000	USD	1,211,281	01/22	JPM	23,289	—
MXN	25,300,000	USD	1,205,910	01/22	JPM	26,803	—
PLN	7,175,000	USD	1,759,909	01/22	JPM	19,186	—
RUB	4,074,709	USD	54,740	01/22	HSB	—	(614)
THB	7,931,567	USD	238,561	01/22	DUB	—	(1,176)
TRY	4,100,000	USD	306,950	02/22	JPM	—	(8,117)
USD	1,587,244	CNH	10,108,578	01/22	JPM	—	(1,257)
USD	8,509,838	EUR	7,531,041	01/22	JPM	—	(66,013)
USD	619,276	HUF	194,035,237	01/22	BNP	22,964	—
USD	131,715	IDR	1,907,370,000	01/22	JPM	—	(2,199)
USD	1,782,279	MXN	37,400,000	01/22	JPM	—	(39,993)
USD	1,721,449	RUB	129,074,709	01/22	HSB	4,557	—
USD	238,320	THB	7,931,567	01/22	DUB	935	—
USD	787,753	TRY	11,300,000	02/22	GSC	—	(35,859)
USD	346,241	TRY	5,000,000	02/22	JPM	—	(18,189)
USD	1,891,448	ZAR	30,000,000	01/22	JPM	12,564	—
ZAR	9,500,000	USD	595,170	01/22	JPM	—	(190)
ZAR	9,700,000	USD	604,357	01/22	JPM	3,149	—

Total Forward Foreign Currency Contracts						$188,999	($231,207)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

(d)	Swap agreements outstanding as of December 31, 2021 were as follows:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM CDSI S36	Q	1.000%	12/20/26	GSC	$450,000	$18,015	$20,835	($2,820)
CDX EM CDSI S38	Q	1.000%	12/20/26	HSB	900,000	36,030	50,175	(14,145)
CDX EM CDSI S37	Q	1.000%	12/20/26	JPM	1,100,000	44,037	57,970	(13,933)
CDX EM CDSI S39	Q	1.000%	12/20/26	JPM	850,000	34,029	36,635	(2,606)
CDX EM CDSI S40	Q	1.000%	12/20/26	JPM	825,000	33,028	44,468	(11,440)
CDX EM CDSI S42	Q	1.000%	12/20/26	JPM	850,000	34,029	38,335	(4,306)
CDX EM CDSI S43	Q	1.000%	12/20/26	JPM	850,000	34,029	43,563	(9,534)
CDX EM CDSI S44	Q	1.000%	12/20/26	JPM	850,000	34,029	37,655	(3,626)

						$267,226	$329,636	($62,410)

Credit Default Swaps on Credit Indices - Sell Protection (4)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM CDSI S41	Q	1.000%	12/20/26	GSC	$900,000	($36,030)	($39,870)	$3,840
CDX EM CDSI S45	Q	1.000%	12/20/26	HSB	500,000	(20,017)	(21,850)	1,833

						($56,047)	($61,720)	$5,673

Total Credit Default Swaps						$211,179	$267,916	($56,737)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.673%	6-Month PLN WIBOR	A / S	CME	09/10/26	PLN 11,000,000	($219,360)	($178,789)	($40,571)
5.458%	1-Day INR OIS	S / S	LCH	10/07/26	INR 207,000,000	13,702	30,776	(17,074)
7.249%	28-Day MXN TIIE	L / L	CME	03/10/27	MXN 56,000,000	(28,156)	—	(28,156)
1.160%	6-Month THB FIX	S / S	LCH	03/16/27	THB 122,000,000	(16,113)	2,307	(18,420)
3.050%	6-Month CZK PRIBOR	A / S	CME	03/16/27	CZK 86,000,000	(136,366)	—	(136,366)

						($386,293)	($145,706)	($240,587)

Interest Rate Swaps - Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.210%	28-Day MXN TIIE	L / L	CME	03/13/24	MXN 125,000,000	$38,144	$—	$38,144
0.755%	6-Month THB FIX	S / S	LCH	03/16/24	THB 300,000,000	14,166	—	14,166
1.673%	6-Month PLN WIBOR	A / S	CME	09/10/26	PLN 25,600,000	510,844	312,876	197,968
5.458%	1-Day INR OIS	S / S	LCH	10/07/26	INR 425,000,000	(28,132)	20,500	(48,632)
5.050%	1-Day CLP CAMARA	S / S	LCH	03/16/27	CLP 2,400,000,000	42,436	25,571	16,865
1.407%	1-Day USD SOFR	S / D	CME	12/17/31	$2,500,000	15,414	—	15,414
1.493%	1-Day USD SOFR	S / D	CME	12/17/31	2,600,000	5,871	—	5,871
2.580%	6-Month CZK PRIBOR	A / S	CME	03/16/32	CZK 45,500,000	117,719	—	117,719

						$716,462	$358,947	$357,515

Total Interest Rate Swaps						$330,169	$213,241	$116,928

Total Swap Agreements						$541,348	$481,157	$60,191

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$24,428,505	$—	$24,428,505	$—
	Foreign Government Bonds & Notes	25,200,952	—	25,200,952	—
	Derivatives:
	Credit Contracts
	Swaps	5,673	—	5,673	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	188,999	—	188,999	—
	Interest Rate Contracts
	Futures	22,306	22,306	—	—
	Swaps	406,147	—	406,147	—

	Total Interest Rate Contracts	428,453	22,306	406,147	—

	Total Assets - Derivatives	623,125	22,306	600,819	—

	Total Assets	50,252,582	22,306	50,230,276	—

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(62,410)	—	(62,410)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(231,207)	—	(231,207)	—
	Interest Rate Contracts
	Swaps	(289,219)	—	(289,219)	—

	Total Liabilities - Derivatives	(582,836)	—	(582,836)	—

	Total Liabilities	(582,836)	—	(582,836)	—

	Total	$49,669,746	$22,306	$49,647,440	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%

Basic Materials - 2.0%

Air Products and Chemicals Inc	1,200	$365,112
The Sherwin-Williams Co	9,538	3,358,902

		3,724,014

Communications - 22.9%

Airbnb Inc ‘A’ *	247	41,123
Alphabet Inc ‘A’ *	3,747	10,855,209
Alphabet Inc ‘C’ *	1,149	3,324,735
Amazon.com Inc *	4,134	13,784,162
Bumble Inc ‘A’ *	5,872	198,826
Charter Communications Inc ‘A’ *	3,069	2,000,896
Match Group Inc *	11,501	1,521,007
Meta Platforms Inc ‘A’ *	16,350	5,499,322
Netflix Inc *	4,572	2,754,356
Sea Ltd ADR (Taiwan) *	4,992	1,116,760
Shopify Inc ‘A’ (Canada) *	592	815,415
Uber Technologies Inc *	18,092	758,598

		42,670,409

Consumer, Cyclical - 3.6%

Chipotle Mexican Grill Inc *	585	1,022,726
Dollar General Corp	2,890	681,549
Hilton Worldwide Holdings Inc *	6,310	984,297
Lululemon Athletica Inc *	1,912	748,452
MGM Resorts International	9,719	436,189
NIKE Inc ‘B’	10,040	1,673,367
Ross Stores Inc	5,286	604,084
Starbucks Corp	4,706	550,461

		6,701,125

Consumer, Non-Cyclical - 20.7%

Abbott Laboratories	21,415	3,013,947
Alnylam Pharmaceuticals Inc *	2,015	341,704
Becton Dickinson and Co	1,923	483,596
Block Inc *	7,454	1,203,896
Boston Scientific Corp *	49,903	2,119,879
Colgate-Palmolive Co	19,388	1,654,572
CoStar Group Inc *	15,957	1,261,082
Danaher Corp	13,402	4,409,392
Edwards Lifesciences Corp *	12,748	1,651,503
Equifax Inc	5,607	1,641,674
ICON PLC (Ireland) *	6,601	2,044,330
PayPal Holdings Inc *	15,347	2,894,137
STERIS PLC	2,703	657,937
The Estee Lauder Cos Inc ‘A’	8,102	2,999,360
Thermo Fisher Scientific Inc	5,873	3,918,700
TransUnion	15,199	1,802,297
Verisk Analytics Inc	11,938	2,730,579
Vertex Pharmaceuticals Inc *	4,223	927,371
Zoetis Inc	11,127	2,715,322

		38,471,278

Financial - 8.2%

American Tower Corp REIT	3,964	1,159,470
Aon PLC ‘A’	3,927	1,180,299
CME Group Inc	2,960	676,242
Equinix Inc REIT	1,041	880,519

	Shares	Value
Mastercard Inc ‘A’	14,361	$5,160,195
The Charles Schwab Corp	24,794	2,085,175
Visa Inc ‘A’	18,842	4,083,250

		15,225,150

Industrial - 3.3%

AMETEK Inc	11,268	1,656,846
Canadian Pacific Railway Ltd (Canada)	9,837	707,674
Johnson Controls International PLC	13,374	1,087,440
Vulcan Materials Co	12,648	2,625,472

		6,077,432

Technology - 39.3%

Activision Blizzard Inc	8,989	598,038
Adobe Inc *	12,096	6,859,158
Apple Inc	46,649	8,283,463
Applied Materials Inc	9,207	1,448,814
ASML Holding NV (Netherlands)	2,430	1,934,620
Atlassian Corp PLC ‘A’ *	2,653	1,011,562
Autodesk Inc *	7,526	2,116,236
Black Knight Inc *	5,353	443,710
Cadence Design Systems Inc *	7,915	1,474,960
Clarivate PLC *	40,402	950,255
Electronic Arts Inc	9,452	1,246,719
Intuit Inc	8,018	5,157,338
Lam Research Corp	4,033	2,900,332
Microsoft Corp	63,581	21,383,562
MSCI Inc	5,527	3,386,338
NVIDIA Corp	20,649	6,073,077
ROBLOX Corp ‘A’ *	6,540	674,666
Roper Technologies Inc	2,108	1,036,841
salesforce.com Inc *	9,190	2,335,455
ServiceNow Inc *	3,423	2,221,904
Synopsys Inc *	3,031	1,116,923
Take-Two Interactive Software Inc *	2,532	449,987

		73,103,958

Total Common Stocks (Cost $56,657,061)		185,973,366

SHORT-TERM INVESTMENT - 0.1%

Money Market Fund - 0.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	187,761	187,761

Total Short-Term Investment (Cost $187,761)		187,761

TOTAL INVESTMENTS - 100.1% (Cost $56,844,822)		186,161,127

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(180,115)

NET ASSETS - 100.0%		$185,981,012

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$185,973,366	$185,973,366	$—	$—
	Short-Term Investment	187,761	187,761	—	—

	Total	$186,161,127	$186,161,127	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Basic Materials - 4.0%

Air Products and Chemicals Inc	12,575	$3,826,070
PPG Industries Inc	19,239	3,317,573

		7,143,643

Communications - 15.7%

Alphabet Inc ‘A’ *	1,042	3,018,716
Booking Holdings Inc *	1,489	3,572,453
Charter Communications Inc ‘A’ *	4,884	3,184,221
Cisco Systems Inc	79,790	5,056,292
Comcast Corp ‘A’	66,878	3,365,970
DISH Network Corp ‘A’ *	112,074	3,635,681
Motorola Solutions Inc	16,708	4,539,564
T-Mobile US Inc *	14,452	1,676,143

		28,049,040

Consumer, Cyclical - 3.6%

The Home Depot Inc	8,770	3,639,638
The TJX Cos Inc	35,759	2,714,823

		6,354,461

Consumer, Non-Cyclical - 10.1%

Amgen Inc	8,195	1,843,629
Anthem Inc	8,388	3,888,173
Johnson & Johnson	18,898	3,232,881
Merck & Co Inc	18,598	1,425,351
PepsiCo Inc	14,259	2,476,931
UnitedHealth Group Inc	10,198	5,120,824

		17,987,789

Energy - 5.8%

Chevron Corp	27,243	3,196,966
ConocoPhillips	69,576	5,021,996
Enterprise Products Partners LP	95,017	2,086,573

		10,305,535

Financial - 27.1%

American Express Co	34,543	5,651,235
American Tower Corp REIT	12,479	3,650,107
Bank of America Corp	174,686	7,771,780
Berkshire Hathaway Inc ‘B’ *	9,141	2,733,159
Capital One Financial Corp	17,043	2,472,769
JPMorgan Chase & Co	45,760	7,246,096
Marsh & McLennan Cos Inc	15,218	2,645,193
The Bank of New York Mellon Corp	43,081	2,502,144
The Charles Schwab Corp	49,517	4,164,380
The Progressive Corp	20,214	2,074,967
The Travelers Cos Inc	13,389	2,094,441
US Bancorp	32,895	1,847,712
Visa Inc ‘A’	15,760	3,415,350

		48,269,333

Industrial - 21.0%

Deere & Co	15,938	5,464,981
Honeywell International Inc	10,230	2,133,057
Illinois Tool Works Inc	12,152	2,999,114
Martin Marietta Materials Inc	5,710	2,515,369
Northrop Grumman Corp	8,082	3,128,300

	Shares	Value
Otis Worldwide Corp	23,679	$2,061,731
Raytheon Technologies Corp	60,458	5,203,016
TE Connectivity Ltd	41,768	6,738,849
United Parcel Service Inc ‘B’	17,266	3,700,794
Vertiv Holdings Co	143,118	3,573,656

		37,518,867

Technology - 6.0%

Apple Inc	5,018	891,046
Microsoft Corp	6,115	2,056,597
NXP Semiconductors NV (China)	9,861	2,246,138
Oracle Corp	23,604	2,058,505
QUALCOMM Inc	18,662	3,412,720

		10,665,006

Utilities - 5.0%

Edison International	43,279	2,953,792
Sempra Energy	45,327	5,995,855

		8,949,647

Total Common Stocks (Cost $82,552,264)		175,243,321

SHORT-TERM INVESTMENT - 0.4%

Money Market Fund - 0.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	745,638	745,638

Total Short-Term Investment (Cost $745,638)		745,638

TOTAL INVESTMENTS - 98.7% (Cost $83,297,902)		175,988,959

OTHER ASSETS & LIABILITIES, NET - 1.3%		2,231,656

NET ASSETS - 100.0%		$178,220,615

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$175,243,321	$175,243,321	$—	$—
	Short-Term Investment	745,638	745,638	—	—

	Total	$175,988,959	$175,988,959	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%

Basic Materials - 4.1%

Axalta Coating Systems Ltd *	28,558	$945,841
Element Solutions Inc	36,130	877,237
Ingevity Corp *	9,389	673,191

		2,496,269

Communications - 3.8%

Open Lending Corp ‘A’ *	35,446	796,826
Q2 Holdings Inc *	13,245	1,052,183
Vivid Seats Inc ‘A’	42,795	465,609

		2,314,618

Consumer, Cyclical - 12.9%

Allbirds Inc ‘A’ *	14,954	225,506
Dutch Bros Inc ‘A’ *	3,988	203,029
F45 Training Holdings Inc *	42,491	462,727
Genius Sports Ltd (United Kingdom) *	49,326	374,878
JetBlue Airways Corp *	56,782	808,576
Leslie’s Inc *	55,411	1,311,024
Malibu Boats Inc ‘A’ *	11,960	822,011
Manchester United PLC ‘A’ (United Kingdom)	42,410	603,919
On Holding AG ‘A’ (Switzerland) *	4,308	162,886
Penn National Gaming Inc *	8,891	460,998
Petco Health & Wellness Co Inc *	21,866	432,728
Skechers USA Inc ‘A’ *	21,209	920,471
ThredUp Inc ‘A’ *	24,465	312,173
Visteon Corp *	4,337	482,014
Vroom Inc *	31,956	344,805

		7,927,745

Consumer, Non-Cyclical - 25.9%

Abcam PLC (United Kingdom) *	25,305	593,580
Adaptive Biotechnologies Corp *	8,046	225,771
Allovir Inc *	10,530	136,258
Annexon Inc *	10,251	117,784
BioAtla Inc *	6,701	131,541
Bioxcel Therapeutics Inc *	5,644	114,742
Boyd Group Services Inc (Canada)	2,433	383,948
Bright Horizons Family Solutions Inc *	3,382	425,726
Certara Inc *	31,204	886,818
Collegium Pharmaceutical Inc *	10,453	195,262
European Wax Center Inc ‘A’ *	10,767	326,778
Evo Payments Inc ‘A’ *	47,743	1,222,221
Guardant Health Inc *	2,572	257,251
Harmony Biosciences Holdings Inc *	7,539	321,463
HealthEquity Inc *	9,627	425,898
ICON PLC (Ireland) *	1,253	388,054
Immunocore Holdings PLC ADR (United Kingdom) *	4,536	155,313
Laird Superfood Inc *	1,954	25,480
Legalzoom.com Inc *	25,101	403,373
Lyell Immunopharma Inc *	13,310	103,019
Maravai LifeSciences Holdings Inc ‘A’ *	12,538	525,342
MaxCyte Inc *	24,467	249,319
Neurocrine Biosciences Inc *	2,831	241,116
Nevro Corp *	4,320	350,222
Nuvei Corp (Canada) * ~	10,063	653,894
Oatly Group AB ADR *	39,557	314,874
Olink Holding AB ADR (Sweden) *	6,573	119,629

	Shares	Value
Optinose Inc *	24,577	$39,815
Oxford Nanopore Technologies PLC (United Kingdom) *	19,266	182,021
Paylocity Holding Corp *	1,576	372,188
Payoneer Global Inc *	74,668	548,810
Prelude Therapeutics Inc *	6,467	80,514
PROCEPT BioRobotics Corp *	7,310	182,823
Recursion Pharmaceuticals Inc ‘A’ *	17,494	299,672
Remitly Global Inc *	42,798	882,495
Ritchie Bros Auctioneers Inc (Canada)	14,784	904,929
Sana Biotechnology Inc *	10,306	159,537
Silk Road Medical Inc *	3,915	166,818
SpringWorks Therapeutics Inc *	5,613	347,894
Syneos Health Inc *	9,821	1,008,420
The Duckhorn Portfolio Inc *	18,939	442,036
TriNet Group Inc *	5,033	479,444
Turning Point Therapeutics Inc *	4,783	228,149
Twist Bioscience Corp *	3,222	249,351

		15,869,592

Energy - 0.8%

Shoals Technologies Group Inc ‘A’ *	19,593	476,110

Financial - 10.3%

Big Yellow Group PLC REIT (United Kingdom)	20,328	469,680
First Interstate BancSystem Inc ‘A’	14,576	592,806
Focus Financial Partners Inc ‘A’ *	13,683	817,149
GCM Grosvenor Inc ‘A’	21,699	227,840
Grosvenor Capital Management PIPE *	15,272	160,356
Hamilton Lane Inc ‘A’	10,149	1,051,639
Innovative Industrial Properties Inc REIT	2,563	673,838
Prosperity Bancshares Inc	7,719	558,084
STAG Industrial Inc REIT	23,950	1,148,642
WisdomTree Investments Inc	101,482	621,070

		6,321,104

Industrial - 13.5%

Advanced Drainage Systems Inc	4,226	575,286
Advanced Energy Industries Inc	10,162	925,352
CryoPort Inc *	5,843	345,730
Gerresheimer AG (Germany)	8,283	796,402
GFL Environmental Inc (Canada)	16,859	638,113
Hydrofarm Holdings Group Inc *	18,356	519,291
Knight-Swift Transportation Holdings Inc	14,949	910,992
Littelfuse Inc	1,475	464,153
Schneider National Inc ‘B’	14,906	401,121
Sensata Technologies Holding PLC *	15,783	973,653
The AZEK Co Inc *	27,863	1,288,385
Trex Co Inc *	3,027	408,736

		8,247,214

Technology - 25.4%

8x8 Inc *	21,318	357,290
ACV Auctions Inc ‘A’ *	50,686	954,924
Alkami Technology Inc *	30,569	613,214
Avalara Inc *	3,062	395,335
CACI International Inc ‘A’ *	4,589	1,235,405
Definitive Healthcare Corp *	9,265	253,212
DoubleVerify Holdings Inc *	18,164	604,498
Endava PLC ADR (United Kingdom) *	3,554	596,788
Everbridge Inc *	9,613	647,243

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Shares	Value
ExlService Holdings Inc *	7,481	$1,083,024
Expensify Inc ‘A’ *	6,309	277,596
Five9 Inc *	3,217	441,758
Keywords Studios PLC (Ireland)	22,092	879,735
Latch Inc *	55,699	421,641
nCino Inc *	8,268	453,583
Outset Medical Inc *	6,332	291,842
PagerDuty Inc *	14,277	496,126
Paycor HCM Inc *	31,034	894,090
Ping Identity Holding Corp *	10,059	230,150
Procore Technologies Inc *	6,575	525,803
Rapid7 Inc *	10,841	1,275,877
Talkspace Inc *	47,218	93,019
TaskUS Inc ‘A’ (Philippines) *	12,487	673,799
Thoughtworks Holding Inc *	30,539	818,751
WNS Holdings Ltd ADR (India) *	11,724	1,034,291

		15,548,994

Total Common Stocks (Cost $57,014,610)		59,201,646

SHORT-TERM INVESTMENT - 3.4%

Money Market Fund - 3.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	2,084,937	2,084,937

Total Short-Term Investment (Cost $2,084,937)		2,084,937

TOTAL INVESTMENTS - 100.1% (Cost $59,099,547)		61,286,583

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(53,577)

NET ASSETS - 100.0%		$61,233,006

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$2,496,269	$2,496,269	$—	$—
	Communications	2,314,618	2,314,618	—	—
	Consumer, Cyclical	7,927,745	7,927,745	—	—
	Consumer, Non-Cyclical	15,869,592	15,869,592	—	—
	Energy	476,110	476,110	—	—
	Financial	6,321,104	6,321,104	—	—
	Industrial	8,247,214	7,450,812	796,402	—
	Technology	15,548,994	15,548,994	—	—
	Total Common Stocks	59,201,646	58,405,244	796,402	—
	Short-Term Investment	2,084,937	2,084,937	—	—
	Total	$61,286,583	$60,490,181	$796,402	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Basic Materials - 6.8%

AdvanSix Inc	26,300	$1,242,675
Carpenter Technology Corp	38,029	1,110,066
Commercial Metals Co	20,630	748,663
GCP Applied Technologies Inc *	3,580	113,343
HB Fuller Co	20,670	1,674,270
Innospec Inc	8,890	803,123
Orion Engineered Carbons SA (Germany)	64,371	1,181,851
Schnitzer Steel Industries Inc ‘A’	12,550	651,596
Trinseo PLC	14,219	745,929

		8,271,516

Communications - 4.7%

A10 Networks Inc	103,796	1,720,938
Casa Systems Inc *	147,202	834,635
Criteo SA ADR (France) *	41,921	1,629,469
Houghton Mifflin Harcourt Co *	99,884	1,608,133

		5,793,175

Consumer, Cyclical - 22.9%

Blue Bird Corp *	62,927	984,178
Dana Inc	52,720	1,203,070
Dine Brands Global Inc	17,430	1,321,368
Genesco Inc *	19,700	1,264,149
H&E Equipment Services Inc	25,825	1,143,273
Hilton Grand Vacations Inc *	24,470	1,275,132
IMAX Corp *	86,710	1,546,906
KB Home	41,040	1,835,719
Kontoor Brands Inc	25,030	1,282,787
Malibu Boats Inc ‘A’ *	8,509	584,824
MillerKnoll Inc	42,500	1,665,575
Papa John’s International Inc	11,726	1,565,069
REV Group Inc	83,132	1,176,318
Ruth’s Hospitality Group Inc *	59,878	1,191,572
Sally Beauty Holdings Inc *	67,382	1,243,872
Scientific Games Corp *	14,740	985,074
SkyWest Inc *	34,609	1,360,134
Taylor Morrison Home Corp *	58,598	2,048,586
The Goodyear Tire & Rubber Co *	114,550	2,442,206
The Shyft Group Inc	39,127	1,922,310

		28,042,122

Consumer, Non-Cyclical - 10.2%

Acadia Healthcare Co Inc *	24,540	1,489,578
Herc Holdings Inc	12,720	1,991,316
Integra LifeSciences Holdings Corp *	23,260	1,558,187
Korn Ferry	20,862	1,579,879
MEDNAX Inc *	72,060	1,960,753
Nomad Foods Ltd (United Kingdom) *	67,614	1,716,720
The Hain Celestial Group Inc *	41,069	1,749,950
Viad Corp *	10,000	427,900

		12,474,283

Energy - 1.5%

Coterra Energy Inc	36,474	693,006
HollyFrontier Corp	36,410	1,193,520

		1,886,526

	Shares	Value
Financial - 32.4%

1st Source Corp	22,972	$1,139,411
Armada Hoffler Properties Inc REIT	40,282	613,092
Associated Banc-Corp	47,222	1,066,745
Bank of Marin Bancorp	20,278	754,950
BankUnited Inc	38,628	1,634,351
Berkshire Hills Bancorp Inc	57,730	1,641,264
Broadstone Net Lease Inc REIT	40,260	999,253
Carter Bankshares Inc *	27,004	415,592
Cousins Properties Inc REIT	29,186	1,175,612
HarborOne Bancorp Inc	95,992	1,424,521
Heritage Financial Corp	44,790	1,094,668
Independence Realty Trust Inc REIT	88,246	2,279,394
Independent Bank Group Inc	17,029	1,228,642
Moelis & Co ‘A’	25,820	1,614,008
National Storage Affiliates Trust REIT	19,466	1,347,047
NETSTREIT Corp REIT	46,950	1,075,155
Pacific Premier Bancorp Inc	28,729	1,150,022
Physicians Realty Trust REIT	98,491	1,854,586
Premier Financial Corp	28,340	875,989
Sandy Spring Bancorp Inc	22,473	1,080,502
Selective Insurance Group Inc	19,875	1,628,557
STAG Industrial Inc REIT	41,862	2,007,701
Stifel Financial Corp	19,085	1,343,966
Synovus Financial Corp	30,530	1,461,471
Texas Capital Bancshares Inc *	27,321	1,646,090
The Hanover Insurance Group Inc	10,600	1,389,236
TriCo Bancshares	26,849	1,153,433
Umpqua Holdings Corp	65,500	1,260,220
Webster Financial Corp	28,653	1,599,984
WSFS Financial Corp	31,397	1,573,618

		39,529,080

Industrial - 13.5%

Applied Industrial Technologies Inc	10,290	1,056,783
ArcBest Corp	20,180	2,418,573
Belden Inc	23,034	1,514,025
Cactus Inc ‘A’	48,360	1,843,967
Crane Co	6,917	703,666
Dycom Industries Inc *	16,820	1,577,043
GATX Corp	11,440	1,191,934
Great Lakes Dredge & Dock Corp *	85,940	1,350,977
Masonite International Corp *	11,948	1,409,266
Regal Rexnord Corp	6,145	1,045,756
Terex Corp	27,927	1,227,392
The Manitowoc Co Inc *	60,430	1,123,394

		16,462,776

Technology - 5.1%

Change Healthcare Inc *	67,690	1,447,212
CommVault Systems Inc *	18,479	1,273,573
Kulicke & Soffa Industries Inc (Singapore)	18,030	1,091,536
MagnaChip Semiconductor Corp (South Korea) *	65,502	1,373,577
Unisys Corp *	50,400	1,036,728

		6,222,626

Utilities - 2.4%

IDACORP Inc	15,920	1,803,895

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Shares	Value
Southwest Gas Holdings Inc	15,300	$1,071,765

		2,875,660

Total Common Stocks (Cost $85,827,811)		121,557,764

SHORT-TERM INVESTMENT - 0.6%

Money Market Fund - 0.6%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	775,976	775,976

Total Short-Term Investment (Cost $775,976)		775,976

TOTAL INVESTMENTS - 100.1% (Cost $86,603,787)		122,333,740

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(141,583)

NET ASSETS - 100.0%		$122,192,157

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$121,557,764	$121,557,764	$—	$—
	Short-Term Investment	775,976	775,976	—	—

	Total	$122,333,740	$122,333,740	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Switzerland - 0.0%

Cie Financiere Richemont SA Exercise @ CHF 67.00 Exp 11/22/23 *	46,078	$50,569

Total Warrants (Cost $0)		50,569

PREFERRED STOCKS - 0.4%

Brazil - 0.4%

Lojas Americanas SA	446,850	470,666

India - 0.0%

Zee Entertainment Enterprises Ltd 6.000% due 03/05/22 *	390,884	10,990

Total Preferred Stocks (Cost $1,536,010)		481,656

COMMON STOCKS - 97.8%

Argentina - 0.1%

MercadoLibre Inc *	125	168,550

Brazil - 4.7%

Ambev SA	250,400	700,676
Americanas SA *	80,427	453,210
Lojas Renner SA	101,400	438,823
NU Holdings Ltd ‘A’ *	56,300	528,094
Pagseguro Digital Ltd ‘A’ *	37,590	985,610
Vale SA ADR	207,706	2,912,038

		6,018,451

China - 22.7%

Alibaba Group Holding Ltd *	16,500	242,477
BeiGene Ltd ADR *	6,567	1,779,197
Brii BiosciencesLtd *	73,000	308,007
Brii BiosciencesLtd * ± Ω	34,000	136,283
Budweiser Brewing Co APAC Ltd ~	156,900	412,483
Contemporary Amperex Technology Co Ltd ‘A’	1,400	128,961
Huazhu Group Ltd ADR *	81,407	3,039,737
Innovent Biologics Inc * ~	30,500	188,867
Keymed BiosciencesInc * ~	13,145	58,160
Keymed BiosciencesInc * ~ ± Ω	14,500	60,947
Meituan ‘B’ * ~	53,700	1,552,869
MicroTech Medical Hangzhou Co Ltd ‘H’ * ~	6,600	21,499
MicroTech Medical Hangzhou Co Ltd ‘H’ * ~ ± Ω	21,500	66,533
NetEase Inc ADR	37,152	3,781,331
New Horizon Health Ltd * ~	42,500	120,706
OneConnect Financial Technology Co Ltd ADR *	19,633	48,493
Pinduoduo Inc ADR *	31,762	1,851,725
Remegen Co Ltd ‘H’ * ~	16,114	161,098
Sunny Optical Technology Group Co Ltd	15,000	475,119
Tencent Holdings Ltd	70,981	4,141,821
Wuxi Biologics Cayman Inc * ~	202,000	2,391,458
Yum China Holdings Inc	88,678	4,419,712
Zai Lab Ltd ADR *	18,254	1,147,264
ZTO Express Cayman Inc	6,563	184,665

	Shares	Value
ZTO Express Cayman Inc ADR	74,678	$2,107,413

		28,826,825

Denmark - 0.1%

Carlsberg AS ‘B’	871	150,376

Egypt - 0.6%

Commercial International Bank Egypt SAE *	213,983	720,179

France - 4.1%

Kering SA	2,871	2,303,554
L’Oreal SA	145	69,138
LVMH Moet Hennessy Louis Vuitton SE	100	82,643
Pernod Ricard SA	11,626	2,796,958

		5,252,293

Hong Kong - 4.5%

AIA Group Ltd	550,200	5,553,085
Hong Kong Exchanges & Clearing Ltd	2,500	146,210

		5,699,295

India - 16.8%

Godrej Properties Ltd *	11,547	290,190
HDFC Life Insurance Co Ltd ~	43,883	382,491
Housing Development Finance Corp Ltd	201,456	6,970,197
Infosys Ltd	101,332	2,566,308
Kotak Mahindra Bank Ltd	204,894	4,931,969
Macrotech Developers Ltd * ~	16,753	276,748
Oberoi Realty Ltd *	51,054	590,120
Tata Consultancy Services Ltd	91,300	4,579,202
Zee Entertainment Enterprises Ltd	185,526	797,804

		21,385,029

Indonesia - 1.1%

P.T. Bank Central Asia Tbk	2,532,500	1,297,022
P.T. Semen Indonesia Persero Tbk	63,300	32,183

		1,329,205

Italy - 1.8%

Ermenegildo Zegna Holditalia SPA *	14,108	147,852
Moncler SPA	11,196	809,116
PRADA SPA	200,300	1,282,579

		2,239,547

Mexico - 6.4%

Alsea SAB de CV *	73,663	136,925
America Movil SAB de CV ‘L’ ADR	6,524	137,722
Fomento Economico Mexicano SAB de CV	282,698	2,202,022
Grupo Mexico SAB de CV ‘B’	809,390	3,528,420
Wal-Mart de Mexico SAB de CV	560,920	2,088,023

		8,093,112

Philippines - 2.1%

Ayala Land Inc	1,311,700	944,049
SM Investments Corp	74,417	1,376,187
SM Prime Holdings Inc	503,456	334,665

		2,654,901

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Shares	Value
Poland - 0.5%

InPost SA *	48,122	$580,631

Russia - 9.5%

Novatek PJSC GDR	24,296	5,680,528
Polyus PJSC	3,943	688,299
Polyus PJSC GDR ~	3,877	337,917
Sberbank of Russia PJSC	241,479	945,991
TCS Group Holding PLC GDR	4,981	419,898
Yandex NV ‘A’ *	66,270	4,009,335

		12,081,968

South Africa - 0.6%

FirstRand Ltd	201,201	767,610

South Korea - 5.7%

LG Chem Ltd	1,708	882,971
NAVER Corp	2,334	740,862
Samsung Biologics Co Ltd * ~	3,034	2,303,736
Samsung Electronics Co Ltd	50,816	3,337,339

		7,264,908

Switzerland - 3.9%

Cie Financiere Richemont SA ‘A’	33,370	4,986,642

Taiwan - 10.8%

MediaTek Inc	38,000	1,630,562
Taiwan Semiconductor Manufacturing Co Ltd	547,995	12,122,197

		13,752,759

Turkey - 0.3%

Akbank T.A.S.	704,738	380,593

United Kingdom - 1.4%

Diageo PLC	2,900	158,561
Oxford Nanopore Technologies PLC *	42,798	404,346
Prudential PLC	72,357	1,243,207

		1,806,114

United States - 0.1%

NIKE Inc ‘B’	879	146,503

Total Common Stocks (Cost $82,422,323)		124,305,491

	Shares	Value
SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	2,762,644	$2,762,644

Total Short-Term Investment (Cost $2,762,644)		2,762,644

TOTAL INVESTMENTS - 100.4% (Cost $86,720,977)		127,600,360

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(524,680)

NET ASSETS - 100.0%		$127,075,680

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $263,763 or 0.2% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$50,569	$50,569	$—	$—
	Preferred Stocks
	Brazil	470,666	—	470,666	—
	India	10,990	10,990	—	—

	Total Preferred Stocks	481,656	10,990	470,666	—

	Common Stocks
	Argentina	168,550	168,550	—	—
	Brazil	6,018,451	4,425,742	1,592,709	—
	China	28,826,825	18,562,538	10,000,524	263,763
	Denmark	150,376	—	150,376	—
	Egypt	720,179	—	720,179	—
	France	5,252,293	—	5,252,293	—
	Hong Kong	5,699,295	—	5,699,295	—
	India	21,385,029	—	21,385,029	—
	Indonesia	1,329,205	—	1,329,205	—
	Italy	2,239,547	147,852	2,091,695	—
	Mexico	8,093,112	8,093,112	—	—
	Philippines	2,654,901	2,320,236	334,665	—
	Poland	580,631	580,631	—	—
	Russia	12,081,968	4,009,335	8,072,633	—
	South Africa	767,610	—	767,610	—
	South Korea	7,264,908	—	7,264,908	—
	Switzerland	4,986,642	—	4,986,642	—
	Taiwan	13,752,759	—	13,752,759	—
	Turkey	380,593	—	380,593	—
	United Kingdom	1,806,114	404,346	1,401,768	—
	United States	146,503	146,503	—	—

	Total Common Stocks	124,305,491	38,858,845	85,182,883	263,763

	Short-Term Investment	2,762,644	2,762,644	—	—

	Total	$127,600,360	$41,683,048	$85,653,549	$263,763

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INTERNATIONAL GROWTH FUND (Formerly named PF INTERNATIONAL LARGE-CAP FUND)

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Argentina - 0.5%

MercadoLibre Inc *	173	$233,273

Belgium - 0.7%

KBC Group NV	4,109	353,051

Canada - 4.6%

Canadian Pacific Railway Ltd	15,701	1,129,275
Shopify Inc ‘A’ *	232	319,555
Thomson Reuters Corp	7,682	918,658

		2,367,488

China - 0.5%

Zai Lab Ltd *	2,450	156,211
Zai Lab Ltd ADR *	1,430	89,875

		246,086

Denmark - 2.5%

Novo Nordisk AS ‘B’	11,498	1,291,523

France - 13.0%

Airbus SE *	6,085	778,538
BNP Paribas SA	17,632	1,219,095
EssilorLuxottica SA	2,409	512,821
L’Oreal SA	2,945	1,404,214
LVMH Moet Hennessy Louis Vuitton SE	1,815	1,499,977
Teleperformance	1,983	886,553
Worldline SA * ~	6,890	383,499

		6,684,697

Germany - 1.8%

adidas AG	3,226	928,912

Hong Kong - 1.8%

AIA Group Ltd	91,378	922,264

Ireland - 4.8%

CRH PLC	18,313	969,491
ICON PLC *	4,798	1,485,941

		2,455,432

Israel - 1.1%

Nice Ltd ADR *	1,880	570,768

Italy - 1.2%

Intesa Sanpaolo SPA	234,324	605,241

Japan - 13.0%

FANUC Corp	3,000	637,686
Hoya Corp	8,000	1,187,135
Keyence Corp	2,160	1,358,118
MonotaRO Co Ltd	19,400	348,929
Nidec Corp	4,200	496,836
Recruit Holdings Co Ltd	23,800	1,448,366
Shiseido Co Ltd	11,800	658,281

	Shares	Value
Tokyo Electron Ltd	900	$518,015

		6,653,366

Netherlands - 5.7%

Adyen NV * ~	236	619,501
Argenx SE *	1,512	537,679
ASML Holding NV	2,195	1,758,241

		2,915,421

Portugal - 2.0%

EDP - Energias de Portugal SA	185,823	1,020,783

Spain - 4.1%

Amadeus IT Group SA *	12,707	859,810
Cellnex Telecom SA ~	9,017	522,333
Industria de Diseno Textil SA	22,148	714,274

		2,096,417

Sweden - 4.2%

Atlas Copco AB ‘A’	18,128	1,252,660
Sandvik AB	32,350	901,709

		2,154,369

Switzerland - 11.3%

Alcon Inc	14,246	1,256,574
Givaudan SA	94	493,181
Nestle SA	16,446	2,296,147
Roche Holding AG	3,875	1,607,587
Temenos AG	889	122,541

		5,776,030

Taiwan - 2.8%

Sea Ltd ADR *	1,375	307,601
Taiwan Semiconductor Manufacturing Co Ltd ADR	9,580	1,152,570

		1,460,171

United Kingdom - 15.0%

3i Group PLC	26,131	512,253
Ashtead Group PLC	4,438	357,767
Burberry Group PLC	20,796	513,292
Compass Group PLC *	35,171	791,829
Diageo PLC	26,457	1,446,565
Dr. Martens PLC *	42,243	244,722
Linde PLC	4,409	1,529,957
London Stock Exchange Group PLC	13,005	1,223,383
Ocado Group PLC *	16,442	374,077
Rentokil Initial PLC	90,458	716,043

		7,709,888

United States - 8.8%

Accenture PLC ‘A’	780	323,349
Atlassian Corp PLC ‘A’ *	2,876	1,096,590
Elastic NV *	5,517	679,088
Schlumberger NV	29,380	879,931
TE Connectivity Ltd	9,407	1,517,725

		4,496,683

Total Common Stocks (Cost $41,898,173)		50,941,863

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INTERNATIONAL GROWTH FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Value
TOTAL INVESTMENTS - 99.4% (Cost $41,898,173)	$50,941,863

OTHER ASSETS & LIABILITIES, NET - 0.6%	294,640

NET ASSETS - 100.0%	$51,236,503

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INTERNATIONAL GROWTH FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Argentina	$233,273	$233,273	$—	$—
	Belgium	353,051	—	353,051	—
	Canada	2,367,488	2,367,488	—	—
	China	246,086	89,875	156,211	—
	Denmark	1,291,523	—	1,291,523	—
	France	6,684,697	—	6,684,697	—
	Germany	928,912	—	928,912	—
	Hong Kong	922,264	—	922,264	—
	Ireland	2,455,432	1,485,941	969,491	—
	Israel	570,768	570,768	—	—
	Italy	605,241	—	605,241	—
	Japan	6,653,366	—	6,653,366	—
	Netherlands	2,915,421	—	2,915,421	—
	Portugal	1,020,783	—	1,020,783	—
	Spain	2,096,417	—	2,096,417	—
	Sweden	2,154,369	—	2,154,369	—
	Switzerland	5,776,030	—	5,776,030	—
	Taiwan	1,460,171	1,460,171	—	—
	United Kingdom	7,709,888	244,722	7,465,166	—
	United States	4,496,683	4,496,683	—	—

	Total Common Stocks	50,941,863	10,948,921	39,992,942	—

	Total	$50,941,863	$10,948,921	$39,992,942	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.0%

Australia - 3.6%

EBOS Group Ltd	8,800	$248,017
GUD Holdings Ltd	40,189	332,451
Imdex Ltd	78,780	169,080
Inghams Group Ltd	139,850	357,185
Nanosonics Ltd *	25,670	117,892
Servcorp Ltd	32,458	85,013
SomnoMed Ltd *	19,021	32,521

		1,342,159

Austria - 1.7%

Mayr Melnhof Karton AG	1,700	340,551
Wienerberger AG	8,200	301,133

		641,684

Belgium - 1.5%

Econocom Group SA	69,600	290,830
Fagron	16,800	283,229

		574,059

Brazil - 1.8%

Hypera SA	54,000	273,370
LOG Commercial Properties e Participacoes SA	38,300	173,556
YDUQS Participacoes SA	64,900	238,439

		685,365

Canada - 3.2%

CCL Industries Inc ‘B’	4,900	262,751
ECN Capital Corp	26,200	110,604
Open Text Corp	9,200	436,672
TFI International Inc	1,600	179,447
The North West Co Inc	8,100	219,253

		1,208,727

Cayman - 0.2%

Patria Investments Ltd ‘A’	5,600	90,720

China - 2.5%

Best Pacific International Holdings Ltd ‘H’	286,000	76,657
Far East Horizon Ltd	267,000	236,951
Precision Tsugami China Corp Ltd	109,000	136,293
Qingdao Port International Co Ltd ‘H’ ~	418,000	231,477
TravelSky Technology Ltd ‘H’	132,000	222,101
Xingda International Holdings Ltd	143,000	31,360

		934,839

Denmark - 0.8%

Spar Nord Bank AS	23,200	296,924

Finland - 1.9%

Huhtamaki Oyj	5,100	225,578
Kamux Corp	14,100	183,992
Nanoform Finland PLC *	9,800	73,415
Rovio Entertainment Oyj ~	28,600	214,252

		697,237

France - 3.8%

Altarea SCA REIT	1,200	229,363
Antin Infrastructure Partners SA *	4,100	162,194

	Shares	Value
Lectra	5,200	$248,457
Maisons du Monde SA ~	11,900	275,417
Thermador Groupe	2,500	289,179
Vicat SA	5,800	237,626

		1,442,236

Germany - 6.5%

DIC Asset AG	17,100	298,886
DWS Group GmbH & Co KGaA ~	3,600	145,174
JOST Werke AG ~	4,300	242,330
Norma Group SE	6,600	254,787
Rheinmetall AG	2,590	243,745
Stabilus SA	3,000	220,471
Synlab AG *	9,200	246,740
Takkt AG	15,400	269,305
Talanx AG	10,600	511,102

		2,432,540

Greece - 0.8%

Mytilineos SA	18,100	311,824

Hong Kong - 1.6%

ASM Pacific Technology Ltd	28,300	305,831
Sino Land Co Ltd	118,000	146,929
Value Partners Group Ltd	279,000	139,330

		592,090

Indonesia - 0.6%

P.T. Avia Avian Tbk *	1,727,700	112,129
P.T. Selamat Sempurna Tbk	1,357,400	129,526

		241,655

Ireland - 2.4%

AerCap Holdings NV *	5,500	359,810
Irish Residential Properties REIT PLC ◇	167,500	319,611
Mincon Group PLC	146,700	230,485

		909,906

Italy - 1.2%

Banca Generali SPA	4,500	197,401
Recordati Industria Chimica e Farmaceutica SPA	3,700	237,592

		434,993

Japan - 22.0%

Aeon Delight Co Ltd	7,000	205,168
Amano Corp	9,500	218,742
Daiichikosho Co Ltd	5,400	163,502
Daikyonishikawa Corp	27,185	138,353
Daiwa Industries Ltd	17,200	188,925
Dexerials Corp	12,500	451,185
Dip Corp	6,600	224,675
GMO internet Inc	9,000	212,082
Inaba Denki Sangyo Co Ltd	8,100	190,306
Isuzu Motors Ltd	28,500	354,725
JAFCO Group Co ltd	3,200	184,101
Lixil Corp	10,400	277,440
Maruwa Co Ltd	2,400	339,788
Meitec Corp	3,200	188,372
MINEBEA MITSUMI Inc	9,000	255,723
Mitani Corp	11,155	196,932
Nihon Parkerizing Co Ltd	26,200	256,429
Nishimoto Co Ltd	5,000	138,112

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Shares	Value
NOF Corp	2,200	$111,242
NSD Co Ltd	14,900	270,655
PALTAC Corp	5,700	234,894
Paramount Bed Holdings Co Ltd	7,700	130,619
Park24 Co Ltd *	13,400	183,684
Persol Holdings Co Ltd	14,500	421,562
Renesas Electronics Corp *	44,300	550,237
Roland Corp	6,800	232,084
S Foods Inc	11,200	339,080
San-Ai Oil Co Ltd	16,700	193,854
Ship Healthcare Holdings Inc	9,500	221,370
Sugi Holdings Co Ltd	4,700	284,762
SUMCO Corp	14,300	291,188
TIS Inc	10,400	309,255
TKC Corp	4,300	129,263
Tsuruha Holdings Inc	2,200	211,241

		8,299,550

Mexico - 2.2%

Bolsa Mexicana de Valores SAB de CV	115,900	219,115
GCC SAB de CV	39,400	302,589
Gruma SAB de CV ‘B’	25,300	323,350

		845,054

Netherlands - 1.4%

Amsterdam Commodities NV *	11,300	320,340
Arcadis NV	4,400	211,974

		532,314

Norway - 1.0%

Europris ASA ~	28,200	225,244
Fjordkraft Holding ASA ~	29,700	160,412

		385,656

Peru - 0.6%

Intercorp Financial Services Inc	8,200	216,316

Philippines - 1.7%

Century Pacific Food Inc	570,600	327,465
Robinsons Land Corp	780,200	293,761

		621,226

Singapore - 1.9%

HRnetgroup Ltd	271,500	162,183
Mapletree Industrial Trust REIT	109,700	220,620
The Hour Glass Ltd	130,500	197,588
Wing Tai Holdings Ltd	112,700	149,698

		730,089

South Korea - 1.9%

Hyundai Marine & Fire Insurance Co Ltd	9,280	178,891
Soulbrain Co Ltd	1,400	327,497
Vitzrocell Co Ltd	17,500	210,998

		717,386

Spain - 2.8%

Cia de Distribucion Integral Logista Holdings SA	15,600	311,307
CIE Automotive SA	8,600	265,789
Grupo Catalana Occidente SA	8,300	283,486
Prosegur Cia de Seguridad SA	80,600	211,412

		1,071,994

	Shares	Value
Sweden - 3.2%

Dustin Group AB ~	31,100	$365,166
Granges AB	19,000	222,124
Hexpol AB	22,700	303,562
John Mattson Fastighetsforetagen AB *	9,300	204,815
Nordnet AB publ	5,700	109,354

		1,205,021

Tanzania - 0.6%

Helios Towers PLC *	93,000	216,514

Thailand - 0.7%

Star Petroleum Refining PCL *	881,600	258,415

United Kingdom - 13.8%

Ashtead Technology Holdings PLC *	63,800	155,226
B&M European Value Retail SA	22,600	194,667
Biffa PLC ~	56,600	274,650
Bodycote PLC	16,700	195,737
Brewin Dolphin Holdings PLC	51,200	256,417
Bridgepoint Group PLC * ~	8,500	56,721
Bytes Technology Group PLC	17,300	132,888
Grainger PLC	68,900	296,313
Harbour Energy PLC *	43,300	208,968
Hyve Group PLC *	94,600	120,575
Informa PLC *	34,800	243,655
J D Wetherspoon PLC *	21,500	279,498
JET2 PLC *	14,900	226,167
John Wood Group PLC *	120,200	312,305
Lancashire Holdings Ltd	40,000	286,953
LSL Property Services PLC	34,700	193,715
On the Beach Group PLC * ~	55,400	215,254
Reach PLC	49,200	188,130
Savills PLC	10,900	207,623
Tate & Lyle PLC	37,600	338,282
Ultra Electronics Holdings PLC	4,700	202,948
Vistry Group PLC	12,400	198,356
Volution Group PLC	15,400	115,382
WH Smith PLC *	15,600	313,556

		5,213,986

United States - 3.1%

Adient PLC *	6,600	316,008
Adtalem Global Education Inc *	8,900	263,084
Impro Precision Industries Ltd ~	188,000	44,604
RHI Magnesita NV	12,500	558,035

		1,181,731

Total Common Stocks (Cost $34,388,455)		34,332,210

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 5.7%

iShares MSCI India	21,200	$971,808
iShares MSCI Taiwan	17,600	1,172,336

Total Exchange-Traded Funds (Cost $2,154,237)		2,144,144

TOTAL INVESTMENTS - 96.7% (Cost $36,542,692)		36,476,354

OTHER ASSETS & LIABILITIES, NET - 3.3%		1,225,389

NET ASSETS - 100.0%		$37,701,743

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	Restricted securities as of December 31, 2021 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Irish Residential Properties REIT PLC (Acq 10/29/21)	$316,994	$319,611	0.9%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$1,342,159	$117,534	$1,224,625	$—
	Austria	641,684	—	641,684	—
	Belgium	574,059	—	574,059	—
	Brazil	685,365	—	685,365	—
	Canada	1,208,727	1,208,727	—	—
	Cayman	90,720	90,720	—	—
	China	934,839	703,362	231,477	—
	Denmark	296,924	296,924	—	—
	Finland	697,237	287,667	409,570	—
	France	1,442,236	289,179	1,153,057	—
	Germany	2,432,540	732,106	1,700,434	—
	Greece	311,824	—	311,824	—
	Hong Kong	592,090	—	592,090	—
	Indonesia	241,655	241,655	—	—
	Ireland	909,906	909,906	—	—
	Italy	434,993	—	434,993	—
	Japan	8,299,550	—	8,299,550	—
	Mexico	845,054	845,054	—	—
	Netherlands	532,314	320,340	211,974	—
	Norway	385,656	—	385,656	—
	Peru	216,316	216,316	—	—
	Philippines	621,226	—	621,226	—
	Singapore	730,089	311,881	418,208	—
	South Korea	717,386	—	717,386	—
	Spain	1,071,994	283,486	788,508	—
	Sweden	1,205,021	365,166	839,855	—
	Tanzania	216,514	216,514	—	—
	Thailand	258,415	—	258,415	—
	United Kingdom	5,213,986	1,350,985	3,863,001	—
	United States	1,181,731	623,696	558,035	—

	Total Common Stocks	34,332,210	9,411,218	24,920,992	—

	Exchange-Traded Funds	2,144,144	2,144,144	—	—

	Total	$36,476,354	$11,555,362	$24,920,992	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Argentina - 0.1%

YPF SA ADR *	7,682	$29,345

Austria - 0.7%

Erste Group Bank AG	5,081	238,199

Belgium - 0.8%

Ageas SA	5,682	294,255

Brazil - 1.4%

Cia de Saneamento Basico do Estado de Sao Paulo	34,003	248,309
Telefonica Brasil SA	20,061	174,151
Ultrapar Participacoes SA	26,936	71,420

		493,880

Burkina Faso - 0.3%

Endeavour Mining PLC	5,466	119,825

Canada - 2.5%

ARC Resources Ltd	13,777	125,251
Barrick Gold Corp	14,774	280,892
Cameco Corp	6,917	150,860
Kinross Gold Corp	34,237	198,917
Tourmaline Oil Corp	4,135	133,502

		889,422

China - 0.8%

Dongfeng Motor Group Co Ltd ‘H’	321,120	266,946

Finland - 1.4%

Nokia OYJ *	79,273	502,091

France - 13.9%

AXA SA	19,402	577,467
BNP Paribas SA	7,233	500,097
Carrefour SA	12,765	234,027
Cie de Saint-Gobain	9,181	645,852
Dassault Aviation SA	1,567	169,483
Engie SA	39,190	580,223
Orange SA	27,792	296,879
Renault SA *	5,375	186,461
Rexel SA	7,769	157,342
SCOR SE	5,834	182,128
Societe Generale SA	13,378	459,785
TotalEnergies SE	18,030	917,731

		4,907,475

Germany - 3.3%

CECONOMY AG *	19,108	82,206
Continental AG *	2,421	254,364
Daimler AG	3,785	289,190
Daimler Truck Holding AG *	1,893	69,572
Fresenius SE & Co KGaA	10,559	424,402

	Shares	Value
METRO AG	3,998	$41,941

		1,161,675

Hong Kong - 0.8%
CK Asset Holdings Ltd	46,975	296,317

India - 1.3%

Canara Bank *	49,167	131,595
Oil & Natural Gas Corp Ltd	103,598	198,314
Zee Entertainment Enterprises Ltd	27,661	118,949

		448,858

Indonesia - 0.9%

P.T. Bank Mandiri Persero Tbk	611,502	301,947

Ireland - 1.2%

AIB Group PLC *	77,996	190,029
Bank of Ireland Group PLC *	43,205	244,690

		434,719

Italy - 5.0%

Assicurazioni Generali SPA	19,149	404,709
BPER Banca	53,424	110,413
Eni SPA	41,041	570,379
Saipem SPA *	49,389	103,554
UniCredit SPA	37,598	577,932

		1,766,987

Japan - 25.0%

Alfresa Holdings Corp	9,360	124,730
Alps Alpine Co Ltd	11,810	111,392
Benesse Holdings Inc	759	14,905
Chiyoda Corp *	11,231	34,327
Dai-ichi Life Holdings Inc	17,314	349,223
DeNA Co Ltd	8,911	137,219
Eisai Co Ltd	1,928	109,448
Fuji Media Holdings Inc	6,006	57,794
Hino Motors Ltd	33,310	274,673
Honda Motor Co Ltd	23,335	663,898
Inpex Corp	37,497	326,059
Isuzu Motors Ltd	29,946	372,723
Japan Airlines Co Ltd *	13,980	265,387
JGC Holdings Corp	20,463	170,942
Kamigumi Co Ltd	6,580	124,597
Mitsubishi Estate Co Ltd	21,190	293,958
Mitsubishi Heavy Industries Ltd	4,446	102,793
Mitsubishi Motors Corp *	26,624	74,188
Mitsubishi UFJ Financial Group Inc	94,988	516,951
MS&AD Insurance Group Holdings Inc	5,160	158,888
Nikon Corp	18,019	194,104
Nippon Television Holdings Inc	11,159	113,227
Nissan Motor Co Ltd *	53,618	258,254
Nomura Holdings Inc	25,673	111,823
Ono Pharmaceutical Co Ltd	17,120	425,524
Resona Holdings Inc	95,762	372,148
Shimamura Co Ltd	2,929	245,803
Subaru Corp	17,470	312,151
Sumitomo Electric Industries Ltd	23,980	312,963
Sumitomo Heavy Industries Ltd	5,850	141,996
Sumitomo Mitsui Financial Group Inc	13,336	455,389

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Shares	Value
Sumitomo Mitsui Trust Holdings Inc	10,476	$350,300
T&D Holdings Inc	35,309	451,100
Taiheiyo Cement Corp	7,220	142,577
Takeda Pharmaceutical Co Ltd	9,780	267,075
THK Co Ltd	9,657	234,320
Toppan Inc	6,530	122,540

		8,795,389

Luxembourg - 0.5%

RTL Group SA	3,425	181,531

Malaysia - 0.5%

CIMB Group Holdings Bhd	133,342	174,421

Mexico - 0.7%

America Movil SAB de CV ‘L’ ADR	11,272	237,952

Netherlands - 5.2%

ABN AMRO Bank NV ~	20,917	307,474
ING Groep NV	30,278	420,955
PostNL NV	24,932	108,409
Royal Dutch Shell PLC ‘B’	45,803	1,005,677

		1,842,515

Norway - 0.3%

Norsk Hydro ASA	14,923	117,423

Russia - 2.0%

Gazprom PJSC ADR	38,789	356,471
LUKOIL PJSC ADR	1,031	92,584
Sberbank of Russia PJSC ADR	10,085	158,839
VEON Ltd ADR *	65,417	111,863

		719,757

South Africa - 2.4%

Anglo American PLC	11,297	464,671
Gold Fields Ltd ADR	7,846	86,228
Impala Platinum Holdings Ltd	1,717	24,221
MTN Group Ltd *	9,457	101,369
Old Mutual Ltd	185,930	152,851

		829,340

South Korea - 4.4%

Coway Co Ltd	3,169	198,542
Hankook Tire & Technology Co Ltd	4,511	150,700
KB Financial Group Inc	9,876	456,709
KT Corp ADR *	28,460	357,742
Shinhan Financial Group Co Ltd	12,673	391,584

		1,555,277

Spain - 1.1%

CaixaBank SA	147,391	402,619

Switzerland - 7.2%

Adecco Group AG	9,537	485,981
Holcim Ltd	10,477	532,850
Julius Baer Group Ltd	1,194	79,845
Novartis AG	7,465	655,965

	Shares	Value
UBS Group AG	44,334	$795,764

		2,550,405

Taiwan - 1.4%

Catcher Technology Co Ltd	38,514	217,727
Hon Hai Precision Industry Co Ltd	69,574	260,912

		478,639

Thailand - 1.1%

Kasikornbank PCL	14,047	59,357
Kasikornbank PCL NVDR	79,328	335,870

		395,227

Turkey - 0.7%

Turk Telekomunikasyon AS	155,565	113,243
Turkcell Iletisim Hizmetleri AS	85,721	119,617

		232,860

United Kingdom - 11.0%

Babcock International Group PLC *	33,449	144,865
BAE Systems PLC	61,107	455,687
BP PLC	163,961	734,648
BT Group PLC	133,086	306,165
Centrica PLC *	125,376	121,581
easyJet PLC *	14,151	107,491
J Sainsbury PLC	84,913	317,402
Kingfisher PLC	42,934	197,485
Land Securities Group PLC REIT	19,249	203,153
Marks & Spencer Group PLC *	38,204	120,182
Standard Chartered PLC	63,585	386,647
The British Land Co PLC REIT	27,814	200,854
WPP PLC	37,627	572,974

		3,869,134

United States - 0.4%

Ovintiv Inc	3,713	124,926

Total Common Stocks (Cost $28,445,358)		34,659,356

EXCHANGE-TRADED FUND - 0.1%

iShares Core MSCI EAFE	463	34,558

Total Exchange-Traded Fund (Cost $34,554)		34,558

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 0.8%

Money Market Fund - 0.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	288,963	$288,963

Total Short-Term Investment (Cost $288,963)		288,963

TOTAL INVESTMENTS - 99.2% (Cost $28,768,875)		34,982,877

OTHER ASSETS & LIABILITIES, NET - 0.8%		270,467

NET ASSETS - 100.0%		$35,253,344

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Argentina	$29,345	$29,345	$—	$—
	Austria	238,199	—	238,199	—
	Belgium	294,255	—	294,255	—
	Brazil	493,880	—	493,880	—
	Burkina Faso	119,825	119,825	—	—
	Canada	889,422	889,422	—	—
	China	266,946	—	266,946	—
	Finland	502,091	—	502,091	—
	France	4,907,475	—	4,907,475	—
	Germany	1,161,675	69,572	1,092,103	—
	Hong Kong	296,317	—	296,317	—
	India	448,858	—	448,858	—
	Indonesia	301,947	—	301,947	—
	Ireland	434,719	190,029	244,690	—
	Italy	1,766,987	—	1,766,987	—
	Japan	8,795,389	—	8,795,389	—
	Luxembourg	181,531	—	181,531	—
	Malaysia	174,421	—	174,421	—
	Mexico	237,952	237,952	—	—
	Netherlands	1,842,515	—	1,842,515	—
	Norway	117,423	—	117,423	—
	Russia	719,757	719,757	—	—
	South Africa	829,340	239,079	590,261	—
	South Korea	1,555,277	357,742	1,197,535	—
	Spain	402,619	—	402,619	—
	Switzerland	2,550,405	—	2,550,405	—
	Taiwan	478,639	—	478,639	—
	Thailand	395,227	—	395,227	—
	Turkey	232,860	232,860	—	—
	United Kingdom	3,869,134	—	3,869,134	—
	United States	124,926	124,926	—	—

	Total Common Stocks	34,659,356	3,210,509	31,448,847	—

	Exchange-Traded Fund	34,558	34,558	—	—
	Short-Term Investment	288,963	288,963	—	—

	Total	$34,982,877	$3,534,030	$31,448,847	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 54.0%

Basic Materials - 0.5%

DuPont de Nemours Inc 1.266% (USD LIBOR + 1.110%) due 11/15/23 §	$2,500,000	$2,533,575
Glencore Funding LLC (Australia)
3.000% due 10/27/22 ~	1,600,000	1,625,408
4.625% due 04/29/24 ~	2,000,000	2,137,145

		6,296,128

Communications - 3.1%

AT&T Inc
0.690% (SOFR + 0.640%) due 03/25/24 §	4,550,000	4,551,557
0.900% due 03/25/24	1,400,000	1,394,370
1.381% (USD LIBOR + 1.180%) due 06/12/24 §	7,750,000	7,857,362
Charter Communications Operating LLC
1.782% (USD LIBOR + 1.650%) due 02/01/24 §	500,000	511,074
eBay Inc
0.999% (USD LIBOR + 0.870%) due 01/30/23 §	50,000	50,356
1.900% due 03/11/25	2,500,000	2,529,961
3.800% due 03/09/22	3,060,000	3,068,670
NTT Finance Corp (Japan) 0.583% due 03/01/24 ~	4,000,000	3,955,499
Sprint Spectrum Co LLC 4.738% due 09/20/29 ~	6,374,063	6,676,926
Verizon Communications Inc 0.750% due 03/22/24	5,000,000	4,981,987

		35,577,762

Consumer, Cyclical - 2.2%

Brunswick Corp 0.850% due 08/18/24	2,500,000	2,465,744
DR Horton Inc
2.500% due 10/15/24	2,000,000	2,059,638
4.375% due 09/15/22	1,000,000	1,016,225
Ford Motor Credit Co LLC
1.221% (USD LIBOR + 1.080%) due 08/03/22 §	3,200,000	3,205,816
3.087% due 01/09/23	1,000,000	1,018,220
General Motors Financial Co Inc
1.050% due 03/08/24	2,000,000	1,990,411
1.200% due 10/15/24	2,350,000	2,334,163
Hyatt Hotels Corp 1.300% due 10/01/23	2,500,000	2,500,859
Marriott International Inc 3.600% due 04/15/24	1,000,000	1,046,353
Nissan Motor Acceptance Corp 0.772% (USD LIBOR + 0.650%) due 07/13/22 ~ §	1,700,000	1,701,277
Toyota Motor Credit Corp 2.900% due 03/30/23	3,000,000	3,083,966

	Principal Amount	Value
Walgreens Boots Alliance Inc 0.950% due 11/17/23	$2,800,000	$2,799,701

		25,222,373

Consumer, Non-Cyclical - 7.3%

AmerisourceBergen Corp 0.737% due 03/15/23	1,550,000	1,546,361
Anthem Inc 2.375% due 01/15/25	1,200,000	1,238,225
Avery Dennison Corp 0.850% due 08/15/24	3,000,000	2,958,241
Baxter International Inc 1.322% due 11/29/24 ~	4,650,000	4,646,336
Bayer US Finance II LLC (Germany) 1.213% (USD LIBOR + 1.010%) due 12/15/23 ~ §	3,200,000	3,227,872
Bristol-Myers Squibb Co 0.537% due 11/13/23	2,200,000	2,191,200
Cigna Corp 1.014% (USD LIBOR + 0.890%) due 07/15/23 §	7,000,000	7,067,169
Coca-Cola Europacific Partners PLC (United Kingdom) 0.800% due 05/03/24 ~	5,000,000	4,919,934
Element Fleet Management Corp (Canada) 1.600% due 04/06/24 ~	4,000,000	4,005,524
General Mills Inc 1.132% (USD LIBOR + 1.010%) due 10/17/23 §	7,061,000	7,156,807
Gilead Sciences Inc 0.750% due 09/29/23	2,812,000	2,801,290
GlaxoSmithKline Capital PLC (United Kingdom) 0.534% due 10/01/23	2,150,000	2,142,493
Global Payments Inc 1.500% due 11/15/24	750,000	750,568
Hormel Foods Corp 0.650% due 06/03/24	2,350,000	2,332,966
Humana Inc 0.650% due 08/03/23	2,800,000	2,786,449
JDE Peet’s NV (Netherlands) 0.800% due 09/24/24 ~	1,500,000	1,470,663
Keurig Dr Pepper Inc 0.750% due 03/15/24	3,000,000	2,980,558
McKesson Corp 1.300% due 08/15/26	1,000,000	977,175
Mondelez International Holdings Netherlands BV 0.750% due 09/24/24 ~	2,000,000	1,967,659
PayPal Holdings Inc
1.350% due 06/01/23	1,750,000	1,764,790
2.200% due 09/26/22	2,000,000	2,028,591
PerkinElmer Inc 0.550% due 09/15/23	2,700,000	2,678,224
Philip Morris International Inc 1.125% due 05/01/23	2,000,000	2,009,271
Quanta Services Inc 0.950% due 10/01/24	1,750,000	1,732,079
Royalty Pharma PLC 0.750% due 09/02/23	3,500,000	3,479,256

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Suntory Holdings Ltd (Japan) 2.250% due 10/16/24 ~	$5,100,000	$5,201,990
Thermo Fisher Scientific Inc 1.215% due 10/18/24	3,200,000	3,198,189
UnitedHealth Group Inc 2.375% due 10/15/22	4,400,000	4,463,169
Zimmer Biomet Holdings Inc 1.450% due 11/22/24	1,750,000	1,746,106

		85,469,155

Energy - 1.2%

Energy Transfer LP
3.600% due 02/01/23	3,400,000	3,466,711
4.250% due 03/15/23	1,519,000	1,561,273
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	2,000,000	2,027,034
Kinder Morgan Inc
1.404% (USD LIBOR + 1.280%) due 01/15/23 §	1,000,000	1,008,508
5.625% due 11/15/23 ~	915,000	978,105
MPLX LP
3.375% due 03/15/23	3,500,000	3,590,110
3.500% due 12/01/22	1,606,000	1,640,337

		14,272,078

Financial - 26.4%

AerCap Ireland Capital DAC (Ireland) 1.150% due 10/29/23	3,300,000	3,286,983
AIG Global Funding 0.650% due 06/17/24 ~	1,000,000	984,001
Air Lease Corp
0.700% due 02/15/24	1,500,000	1,476,946
2.625% due 07/01/22	1,500,000	1,512,207
3.500% due 01/15/22	2,650,000	2,652,353
American Express Co 0.826% (USD LIBOR + 0.650%) due 02/27/23 §	5,000,000	5,016,743
Athene Global Funding
0.950% due 01/08/24 ~	4,550,000	4,524,662
1.444% (USD LIBOR + 1.230%) due 07/01/22 ~ §	4,500,000	4,524,448
Banco Santander SA (Spain)
0.701% due 06/30/24	2,200,000	2,189,001
2.706% due 06/27/24	2,900,000	3,004,306
2.746% due 05/28/25	1,250,000	1,293,026
Bank of America Corp
1.292% (USD LIBOR + 1.160%) due 01/20/23 §	3,801,000	3,797,423
4.200% due 08/26/24	2,500,000	2,681,357
Canadian Imperial Bank of Commerce (Canada) 0.450% due 06/22/23	7,000,000	6,956,242
Citigroup Inc
0.719% (SOFR + 0.669%) due 05/01/25 §	600,000	605,526
0.776% due 10/30/24	1,200,000	1,193,357
0.981% due 05/01/25	2,100,000	2,084,517
1.258% (USD LIBOR + 1.100%) due 05/17/24 §	2,800,000	2,831,168

	Principal Amount	Value
1.678% due 05/15/24	$600,000	$606,846
Citizens Bank NA 1.170% (USD LIBOR + 0.950%) due 03/29/23 §	3,000,000	3,027,583
Commonwealth Bank of Australia (Australia) 0.450% (SOFR + 0.400%) due 07/07/25 ~ §	2,000,000	2,003,180
Cooperatieve Rabobank UA (Netherlands)
0.375% due 01/12/24	2,000,000	1,974,677
1.080% (USD LIBOR + 0.860%) due 09/26/23 ~ §	2,500,000	2,520,717
Credit Suisse AG (Switzerland)
0.495% due 02/02/24	3,000,000	2,965,196
1.000% due 05/05/23	1,750,000	1,755,131
Danske Bank AS (Denmark) 0.976% due 09/10/25 ~	3,150,000	3,103,312
F&G Global Funding 0.900% due 09/20/24 ~	2,000,000	1,971,470
Fifth Third Bank NA 1.800% due 01/30/23	5,000,000	5,051,914
HSBC Holdings PLC (United Kingdom)
0.732% due 08/17/24	2,650,000	2,627,319
0.976% due 05/24/25	3,500,000	3,459,519
1.160% (USD LIBOR + 1.000%) due 05/18/24 §	2,300,000	2,322,254
1.162% due 11/22/24	3,600,000	3,590,824
Intercontinental Exchange Inc
0.700% due 06/15/23	2,500,000	2,495,185
3.450% due 09/21/23	2,200,000	2,288,356
JPMorgan Chase & Co
0.697% due 03/16/24	2,500,000	2,494,563
0.824% due 06/01/25	2,500,000	2,472,136
0.854% (USD LIBOR + 0.730%) due 04/23/24 §	1,200,000	1,206,551
0.969% due 06/23/25	2,350,000	2,328,401
1.014% (USD LIBOR + 0.890%) due 07/23/24 §	1,000,000	1,009,837
1.024% (USD LIBOR + 0.900%) due 04/25/23 §	1,000,000	1,002,293
Lloyds Banking Group PLC (United Kingdom) 1.326% due 06/15/23	2,000,000	2,003,572
MassMutual Global Funding II 0.600% due 04/12/24 ~	10,000,000	9,891,098
Metropolitan Life Global Funding I 0.400% due 01/07/24 ~	2,000,000	1,975,476
Mid-America Apartments LP REIT 4.300% due 10/15/23	2,000,000	2,094,058
Mitsubishi UFJ Financial Group Inc (Japan)
0.848% due 09/15/24	4,350,000	4,330,251
0.913% (USD LIBOR + 0.740%) due 03/02/23 §	5,700,000	5,729,581
0.953% due 07/19/25	7,000,000	6,918,050
Mizuho Financial Group Inc (Japan) 1.241% due 07/10/24	3,000,000	3,008,316
Morgan Stanley
0.529% due 01/25/24	4,000,000	3,987,152
0.731% due 04/05/24	3,000,000	2,991,498
0.790% due 05/30/25	2,900,000	2,863,633

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
1.364% (USD LIBOR + 1.220%) due 05/08/24 §	$700,000	$708,707
Nasdaq Inc 0.445% due 12/21/22	1,650,000	1,647,984
NatWest Markets PLC (United Kingdom) 0.580% (SOFR + 0.530%) due 08/12/24 ~ §	1,800,000	1,801,164
New York Life Global Funding
0.400% due 10/21/23 ~	1,650,000	1,637,689
0.678% (USD LIBOR + 0.440%) due 07/12/22 ~ §	2,000,000	2,003,258
0.721% (USD LIBOR + 0.520%) due 06/10/22 ~ §	2,000,000	2,003,503
PNC Bank NA 0.495% (USD LIBOR + 0.325%) due 02/24/23 §	3,350,000	3,352,154
Principal Life Global Funding II 0.750% due 08/23/24 ~	2,000,000	1,974,156
Protective Life Global Funding
0.631% due 10/13/23 ~	2,400,000	2,389,389
0.781% due 07/05/24 ~	2,500,000	2,469,030
Reliance Standard Life Global Funding II 2.150% due 01/21/23 ~	2,100,000	2,129,091
Royal Bank of Canada (Canada)
0.500% due 10/26/23	8,500,000	8,452,377
0.650% due 07/29/24	7,500,000	7,398,098
0.750% due 10/07/24	12,000,000	11,885,107
Skandinaviska Enskilda Banken AB (Sweden)
0.491% (USD LIBOR + 0.320%) due 09/01/23 ~ §	6,500,000	6,508,977
0.550% due 09/01/23 ~	5,000,000	4,970,225
Standard Chartered PLC (United Kingdom)
1.214% due 03/23/25 ~	2,900,000	2,877,424
1.319% due 10/14/23 ~	2,000,000	2,001,999
3.885% due 03/15/24 ~	1,000,000	1,030,944
State Street Corp 2.825% due 03/30/23	2,000,000	2,010,587
Sumitomo Mitsui Financial Group Inc (Japan)
0.922% (USD LIBOR + 0.800%) due 10/16/23 §	7,500,000	7,572,749
1.402% due 09/17/26	8,000,000	7,816,852
Sumitomo Mitsui Trust Bank Ltd (Japan) 0.490% (SOFR + 0.440%) due 09/16/24 ~ §	4,500,000	4,498,141
The Bank of Nova Scotia (Canada) 0.650% due 07/31/24	7,500,000	7,410,145
The Charles Schwab Corp 0.750% due 03/18/24	3,000,000	2,988,074
The Goldman Sachs Group Inc
0.657% due 09/10/24	8,100,000	8,035,050
3.625% due 02/20/24	2,300,000	2,413,895
The Toronto-Dominion Bank (Canada)
0.750% due 06/12/23	5,000,000	5,001,684
0.764% (USD LIBOR + 0.640%) due 07/19/23 §	10,000,000	10,078,718
UBS AG (Switzerland)
0.410% (SOFR + 0.360%) due 02/09/24 ~ §	7,250,000	7,247,515
0.450% due 02/09/24 ~	5,000,000	4,926,984

	Principal Amount	Value
1.750% due 04/21/22 ~	$2,250,000	$2,257,187
UBS Group AG (Switzerland)
1.008% due 07/30/24 ~	1,500,000	1,495,760
2.650% due 02/01/22 ~	2,500,000	2,504,423
Ventas Realty LP REIT 2.650% due 01/15/25	1,650,000	1,701,219
Wells Fargo & Co 1.654% due 06/02/24	3,750,000	3,782,972
Westpac Banking Corp (Australia)
0.876% (USD LIBOR + 0.720%) due 05/15/23 §	1,750,000	1,763,806
1.019% due 11/18/24	4,200,000	4,190,921
3.650% due 05/15/23	3,251,000	3,381,518

		307,003,691

Industrial - 3.2%

Berry Global Inc 0.950% due 02/15/24	2,850,000	2,827,884
Canadian Pacific Railway Co (Canada) 1.350% due 12/02/24	1,200,000	1,201,688
Carlisle Cos Inc 0.550% due 09/01/23	2,400,000	2,379,394
Graphic Packaging International LLC 0.821% due 04/15/24 ~	1,950,000	1,920,221
Jabil Inc 1.700% due 04/15/26	1,000,000	998,261
Otis Worldwide Corp 0.659% (USD LIBOR + 0.450%) due 04/05/23 §	1,400,000	1,400,045
Penske Truck Leasing Co LP
1.200% due 11/15/25 ~	2,000,000	1,950,489
2.700% due 11/01/24 ~	1,000,000	1,031,118
4.875% due 07/11/22 ~	2,000,000	2,043,707
Ryder System Inc 2.500% due 09/01/24	3,000,000	3,087,991
Siemens Financieringsmaatschappij NV (Germany) 0.650% due 03/11/24 ~	6,200,000	6,152,067
TD SYNNEX Corp 1.250% due 08/09/24 ~	3,800,000	3,759,174
Teledyne Technologies Inc 0.950% due 04/01/24	7,000,000	6,932,620
The Boeing Co 4.508% due 05/01/23	1,500,000	1,567,144

		37,251,803

Technology - 3.1%

Apple Inc 0.750% due 05/11/23	2,450,000	2,457,454
CGI Inc (Canada) 1.450% due 09/14/26 ~	2,000,000	1,957,853
DXC Technology Co 1.800% due 09/15/26	1,000,000	989,217
Fidelity National Information Services Inc 0.600% due 03/01/24	4,000,000	3,939,497
Hewlett Packard Enterprise Co
1.450% due 04/01/24	1,000,000	1,006,929
2.250% due 04/01/23	2,100,000	2,132,503

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
Infor Inc 1.450% due 07/15/23 ~	$2,700,000	$2,710,046
Microchip Technology Inc 0.972% due 02/15/24	4,950,000	4,908,982
Oracle Corp
1.650% due 03/25/26	1,800,000	1,787,606
2.500% due 04/01/25	5,450,000	5,581,332
Qorvo Inc 1.750% due 12/15/24 ~	1,200,000	1,202,038
salesforce.com Inc 0.625% due 07/15/24	3,600,000	3,568,510
VMware Inc
0.600% due 08/15/23	1,750,000	1,738,359
4.500% due 05/15/25	2,350,000	2,560,972

		36,541,298

Utilities - 7.0%

American Electric Power Co Inc 0.750% due 11/01/23	2,450,000	2,434,202
Black Hills Corp 1.037% due 08/23/24	2,500,000	2,470,225
CenterPoint Energy Inc 0.700% (SOFR + 0.650%) due 05/13/24 §	2,350,000	2,350,996
CenterPoint Energy Resources Corp 0.673% (USD LIBOR + 0.500%) due 03/02/23 §	850,000	848,257
Consolidated Edison Inc 0.650% due 12/01/23	3,500,000	3,472,986
Consumers Energy Co 0.350% due 06/01/23	4,000,000	3,974,593
Dominion Energy Inc 3.071% due 08/15/24	1,000,000	1,035,744
DTE Energy Co 1.050% due 06/01/25	1,000,000	980,574
Edison International 4.950% due 04/15/25	1,500,000	1,632,766
Emera US Finance LP (Canada) 0.833% due 06/15/24	2,550,000	2,504,088
Enel Finance International NV (Italy) 1.375% due 07/12/26 ~	7,000,000	6,823,819
Entergy Louisiana LLC 0.620% due 11/17/23	2,250,000	2,232,751
Evergy Inc 2.450% due 09/15/24	4,176,000	4,285,550
Mississippi Power Co 0.350% (SOFR + 0.300%) due 06/28/24 §	1,900,000	1,893,643
NextEra Energy Capital Holdings Inc
0.450% (SOFR + 0.400%) due 11/03/23 §	4,650,000	4,650,788
0.650% due 03/01/23	2,500,000	2,495,478
Oklahoma Gas and Electric Co 0.553% due 05/26/23	3,350,000	3,328,995
Oncor Electric Delivery Co LLC 2.750% due 06/01/24	1,800,000	1,866,806
Pacific Gas and Electric Co 1.750% due 06/16/22	4,500,000	4,500,033

	Principal Amount	Value
PPL Electric Utilities Corp 0.380% (SOFR + 0.330%) due 06/24/24 §	$3,850,000	$3,840,639
Public Service Enterprise Group Inc
0.800% due 08/15/25	2,800,000	2,728,378
0.841% due 11/08/23	5,200,000	5,181,807
Southern California Edison Co
0.690% (SOFR + 0.640%) due 04/03/23 §	2,000,000	2,001,887
0.700% due 08/01/23	4,550,000	4,523,099
0.880% (SOFR + 0.830%) due 04/01/24 §	1,800,000	1,804,017
1.100% due 04/01/24	1,300,000	1,295,713
The AES Corp 3.300% due 07/15/25 ~	3,000,000	3,116,700
WEC Energy Group Inc 0.800% due 03/15/24	2,500,000	2,475,594
Xcel Energy Inc 0.500% due 10/15/23	650,000	645,900

		81,396,028

Total Corporate Bonds & Notes (Cost $629,745,518)		629,030,316

ASSET-BACKED SECURITIES - 2.6%

AmeriCredit Automobile Receivables Trust
0.280% due 06/18/24	2,662,940	2,662,328
0.420% due 03/18/24	1,237,041	1,237,194
CarMax Auto Owner Trust 0.220% due 02/15/24	1,011,642	1,011,445
GM Financial Consumer Automobile Receivables Trust 0.230% due 11/16/23	568,531	568,431
John Deere Owner Trust 0.410% due 03/15/23	65,909	65,912
Palmer Square Loan Funding Ltd (Cayman) 0.971% (USD LIBOR + 0.800%) due 07/20/29 ~ §	8,750,000	8,743,666
Santander Drive Auto Receivables Trust
0.280% due 04/15/24	2,983,250	2,982,846
0.290% due 11/15/23	965,831	965,818
0.370% due 08/15/24	10,000,000	9,993,218
SMB Private Education Loan Trust
0.610% (USD LIBOR + 0.500%) due 01/15/53 ~ §	736,420	736,725
2.490% due 06/15/27 ~	193,181	193,332
Stratus CLO Ltd (Cayman) 0.891% (USD LIBOR + 0.800%) due 12/29/29 ~ §	1,000,000	1,000,000
Toyota Auto Receivables Owner Trust 0.360% due 02/15/23	85,643	85,647

Total Asset-Backed Securities (Cost $30,261,847)		30,246,562

U.S. TREASURY OBLIGATIONS - 29.7%

U.S. Treasury Notes - 29.7%

0.125% due 04/30/22	25,000,000	25,001,048

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

	Principal Amount	Value
0.125% due 05/31/22	$15,000,000	$14,997,961
0.125% due 06/30/22	15,000,000	14,994,509
0.125% due 09/30/22	30,000,000	29,961,262
0.125% due 11/30/22	87,000,000	86,806,817
0.125% due 02/28/23	10,000,000	9,960,547
0.375% due 03/31/22	25,000,000	25,017,260
0.500% due 03/15/23	5,000,000	5,002,539
1.125% due 02/28/22	15,000,000	15,024,938
1.375% due 01/31/22	27,000,000	27,027,006
1.500% due 01/15/23	30,000,000	30,328,410
1.750% due 03/31/22	18,750,000	18,824,538
1.750% due 07/15/22	10,000,000	10,080,346
1.750% due 06/30/24	10,000,000	10,219,141
1.750% due 07/31/24	10,000,000	10,225,000
2.000% due 07/31/22	10,000,000	10,103,025
2.625% due 02/28/23	2,100,000	2,152,254

Total U.S. Treasury Obligations (Cost $344,844,353)		345,726,601

SHORT-TERM INVESTMENTS - 3.3%

Corporate Notes - 0.0%
Southern California Edison Co 0.400% (SOFR + 0.350%) due 06/13/22 §	650,000	650,187

	Shares
Money Market Fund - 1.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	13,401,890	13,401,890

	Principal Amount
U.S. Treasury Bills - 2.1%

0.049% due 03/17/22	$25,000,000	24,997,453

Total Short-Term Investments (Cost $39,049,807)		39,049,530

TOTAL INVESTMENTS - 89.6% (Cost $1,043,901,525)		1,044,053,009

DERIVATIVES - 10.1%		118,015,395

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,715,855

NET ASSETS - 100.0%		$1,164,784,259

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of December 31, 2021 were as follows:

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	03/22	110	$25,863,764	$26,171,750	($307,986)
S&P Mid 400 E-Mini Index	03/22	39	10,702,033	11,067,030	(364,997)

Total Futures Contracts					($672,983)

(b)	Swap agreements outstanding as of December 31, 2021 were as follows:

Total Return Swaps - Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.390%	Z	BOA	03/22/22	$49,850,380	$13,628,144	$—	$13,628,144
MSCI EAFE Index	1-Day U.S. Fed Funds + 0.060%	Z	CIT	03/22/22	30,637,780	2,701,728	—	2,701,728
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.380%	Z	CIT	03/22/22	30,870,869	6,299,623	—	6,299,623
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.330%	Z	CIT	03/22/22	8,842,487	743,896	—	743,896
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.350%	Z	CIT	03/22/22	12,912,184	2,922,393	—	2,922,393
MSCI EAFE Index	1-Day U.S. Fed Funds - 0.040%	Z	BOA	06/16/22	19,591,861	1,303,058	—	1,303,058
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.430%	Z	BOA	06/16/22	72,045,217	20,470,909	—	20,470,909
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.440%	Z	GSC	06/16/22	61,020,763	7,846,718	—	7,846,718
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.380%	Z	GSC	06/16/22	73,661,207	10,102,239	—	10,102,239
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.380%	Z	GSC	06/16/22	24,894,918	3,156,151	—	3,156,151
MSCI EAFE Index	1-Day U.S. Fed Funds + 0.020%	Z	CIT	09/15/22	16,452,647	(154,122)	—	(154,122)
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.400%	Z	CIT	09/15/22	83,546,714	14,104,436	—	14,104,436
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.330%	Z	CIT	09/15/22	10,127,554	662,623	—	662,623
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.350%	Z	CIT	09/15/22	91,544,568	5,455,533	—	5,455,533
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.470%	Z	SGN	09/15/22	97,531,801	5,450,979	—	5,450,979
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.410%	Z	CIT	11/18/22	31,658,636	3,148,444	—	3,148,444
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.430%	Z	CIT	11/18/22	115,781,392	6,824,086	—	6,824,086
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.300%	Z	CIT	11/18/22	52,656,949	412,273	—	412,273
MSCI EAFE Index	1-Day U.S. Fed Funds + 0.010%	Z	JPM	11/18/22	56,169,131	1,559,171	—	1,559,171
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.400%	Z	CIT	03/28/23	46,475,970	2,756,792	—	2,756,792
MSCI EAFE Index	1-Day U.S. Fed Funds + 0.060%	Z	SGN	03/28/23	8,354,435	(80,099)	—	(80,099)
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.470%	Z	SGN	03/28/23	42,416,146	7,144,404	—	7,144,404
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.490%	Z	SGN	03/28/23	49,515,270	2,761,924	—	2,761,924
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.470%	Z	SGN	03/28/23	5,139,668	332,319	—	332,319

						$119,553,622	$—	$119,553,622

Total Return Swaps - Short

Pay	Receive	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.375%	Z	SGN	11/18/22	$15,102,087	($865,244)	$—	($865,244)

Total Swap Agreements						$118,688,378	$—	$118,688,378

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$629,030,316	$—	$629,030,316	$—
	Asset-Backed Securities	30,246,562	—	30,246,562	—
	U.S. Treasury Obligations	345,726,601	—	345,726,601	—
	Short-Term Investments	39,049,530	13,401,890	25,647,640	—
	Derivatives:
	Equity Contracts
	Swaps	119,787,843	—	119,787,843	—

	Total Assets - Derivatives	119,787,843	—	119,787,843	—

	Total Assets	1,163,840,852	13,401,890	1,150,438,962	—

Liabilities	Derivatives:
	Equity Contracts
	Futures	(672,983)	(672,983)	—	—
	Swaps	(1,099,465)	—	(1,099,465)	—

	Total Equity Contracts	(1,772,448)	(672,983)	(1,099,465)	—

	Total Liabilities - Derivatives	(1,772,448)	(672,983)	(1,099,465)	—

	Total	$1,162,068,404	$12,728,907	$1,149,339,497	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Consumer, Cyclical - 3.7%

Choice Hotels International Inc	492	$76,747
DR Horton Inc	2,780	301,491
Marriott Vacations Worldwide Corp	2,465	416,536
Travel + Leisure Co	4,260	235,450

		1,030,224

Financial - 95.1%

Agree Realty Corp REIT	4,906	350,092
Alexandria Real Estate Equities Inc REIT	4,374	975,227
American Assets Trust Inc REIT	2,462	92,399
American Homes 4 Rent ‘A’ REIT	22,685	989,293
American Tower Corp REIT	2,825	826,313
Apartment Income REIT Corp	10,294	562,773
Apple Hospitality REIT Inc	15,068	243,348
AvalonBay Communities Inc REIT	5,760	1,454,918
Brandywine Realty Trust REIT	7,205	96,691
Broadstone Net Lease Inc REIT	14,817	367,758
Cousins Properties Inc REIT	12,118	488,113
CubeSmart REIT	9,172	521,979
DiamondRock Hospitality Co REIT *	10,197	97,993
Digital Realty Trust Inc REIT	1,527	270,081
Equinix Inc REIT	2,011	1,700,984
Equity LifeStyle Properties Inc REIT	6,094	534,200
Essex Property Trust Inc REIT	3,466	1,220,829
Extra Space Storage Inc REIT	5,268	1,194,414
First Industrial Realty Trust Inc REIT	10,409	689,076
Healthcare Realty Trust Inc REIT	14,841	469,569
Healthcare Trust of America Inc ‘A’ REIT	18,538	618,984
InvenTrust Properties Corp REIT	9,730	265,240
Invitation Homes Inc REIT	34,385	1,559,016
Kilroy Realty Corp REIT	8,068	536,199
Medical Properties Trust Inc REIT	21,601	510,432
MGM Growth Properties LLC ‘A’ REIT	7,599	310,419
Park Hotels & Resorts Inc REIT *	8,482	160,140
Prologis Inc REIT	12,329	2,075,711
PS Business Parks Inc REIT	2,226	409,962
Public Storage REIT	1,674	627,013
Regency Centers Corp REIT	7,952	599,183
Rexford Industrial Realty Inc REIT	7,451	604,351
Sabra Health Care REIT Inc	24,435	330,850
Simon Property Group Inc REIT	2,368	378,335
STORE Capital Corp REIT	15,260	524,944
Sun Communities Inc REIT	5,493	1,153,365
Terreno Realty Corp REIT	6,497	554,129
Ventas Inc REIT	21,934	1,121,266
VICI Properties Inc REIT	19,193	577,901
Welltower Inc REIT	4,087	350,542
Weyerhaeuser Co REIT	4,543	187,081

		26,601,113

Total Common Stocks (Cost $15,429,052)		27,631,337

	Shares	Value
SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.000%	273,894	$273,894

Total Short-Term Investment (Cost $273,894)		273,894

TOTAL INVESTMENTS - 99.8% (Cost $15,702,946)		27,905,231

OTHER ASSETS & LIABILITIES, NET - 0.2%		47,238

NET ASSETS - 100.0%		$27,952,469

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:

		Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$27,631,337	$27,631,337	$—	$—
	Short-Term Investment	273,894	273,894	—	—

	Total	$27,905,231	$27,905,231	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 145 and 146

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

December 31, 2021 (Unaudited)

Explanation of Symbols:

#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
~	Securities are not registered under the Securities Act of 1933 (1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
±	Investments categorized as a significant unobservable input (Level 3).
§	Variable rate investments. The rate shown is based on the latest available information as of December 31, 2021. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
‡	Investments were fully or partially segregated with the broker(s)/ custodian as collateral for swap agreements as of December 31, 2021.
∞	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
F	All or a portion of this senior loan position is unfunded as of December 31, 2021. The interest rate for fully unfunded terms loans is to be determined.
y	Issuer filed bankruptcy and/or is in default as of December 31, 2021.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
à	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Trust’s Board of Trustees.

Counterparty & Exchange Abbreviations:

BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MSC	Morgan Stanley
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
UBS	UBS

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Payment Frequency Abbreviations:
A	Annual
D	Daily
L	Lunar
Q	Quarterly
S	Semiannual
Z	At Maturity

Reference Rate Abbreviations:

AUD Bank Bill	Australian Dollar Bank Bill Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
US FED	United States Federal Reserve Bank Rate
US PRIME	United States Prime Rate

Other Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
PIK	Payment In Kind
PIPE	Private Investment In Public Equity
REIT	Real Estate Investment Trust

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

December 31, 2021 (Unaudited)

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The sectors and countries (based on country of risk) listed in the Schedules of Investments are obtained from a third-party source that is not affiliated with the Trust or the investment adviser, and are believed to be reliable. Sector names, country names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2021 (Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, management investment company, and is organized as a Delaware statutory trust.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).

2. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator (see Note 6), and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1	- Quoted prices (unadjusted) in active markets for identical investments

• Level 2	- Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3	- Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2021 (Unaudited)

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended December 31, 2021, are summarized in the following table:

Fund	Unfunded Loan Commitments	Value	Net Unrealized Appreciation (Depreciation)
Pacific Funds Short Duration Income	$765,978	$763,992	($1,986)
Pacific Funds Core Income	765,978	763,992	(1,986)
Pacific Funds Strategic Income	502,793	505,172	2,379
Pacific Funds Floating Rate Income	11,729,034	11,705,668	(23,366)

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2021 (Unaudited)

3. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended December 31, 2021 is as follows:

	Beginning		Distributions		Net	Change in Unrealized	As of December 31, 2021
Fund/Underlying Fund	Value as of April 1, 2021	Purchase Cost (1)	Received and Reinvested (2)	Sales Proceeds	Realized Gain (Loss) (3)	Appreciation (Depreciation)	Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Core Income	$8,135,956	$120,552	$127,286	$604,256	$159,474	($88,095)	$7,850,917	707,928
Pacific Funds Floating Rate Income	2,499,111	52,221	71,791	205,756	5,292	2,424	2,425,083	248,471
Pacific Funds High Income	26,407,784	323,744	947,187	2,260,501	31,074	125,089	25,574,377	2,482,949
PF Inflation Managed	13,788,608	162,858	459,039	1,463,613	54,809	426,676	13,428,377	1,313,931
PF Managed Bond	99,416,259	1,366,560	1,919,532	7,321,752	(288,069)	999,377	96,091,907	8,759,518
PF Short Duration Bond	28,680,120	1,040,777	352,794	1,862,680	13,791	(454,548)	27,770,254	2,782,591
PF Emerging Markets Debt	12,319,162	426,550	603,940	852,516	(10,097)	(441,444)	12,045,595	1,520,908
PF Growth	1,271,912	19,467	—	355,058	219,185	56,823	1,212,329	36,483
PF Large-Cap Value	5,553,329	87,351	54,804	1,033,290	605,263	140,205	5,407,662	425,800
PF Small-Cap Growth	2,463,945	161,262	—	337,464	332,565	(297,753)	2,322,555	123,017
PF Small-Cap Value	4,856,817	258,128	20,051	647,384	641,241	(254,088)	4,874,765	466,039
PF Emerging Markets	6,136,048	692,784	65,960	406,335	622,690	(1,264,854)	5,846,293	491,285
PF International Small-Cap	1,248,783	40,979	57,287	157,324	368,904	(331,472)	1,227,157	137,728
PF Multi-Asset	37,130,175	613,685	153,282	6,444,440	13,533,861	(8,342,141)	36,644,422	3,631,756
	$249,908,009	$5,366,918	$4,832,953	$23,952,369	$16,289,983	($9,723,801)	$242,721,693

Pacific Funds Portfolio Optimization Moderate-Conservative
Pacific Funds Core Income	$8,910,746	$100,035	$140,334	$447,885	$179,897	($102,628)	$8,780,499	791,749
Pacific Funds Floating Rate Income	1,678,420	20,380	48,397	91,133	2,303	2,797	1,661,164	170,201
Pacific Funds High Income	25,336,856	177,257	917,421	1,520,228	11,476	137,370	25,060,152	2,433,024
PF Inflation Managed	8,418,047	29,924	286,262	654,216	22,184	267,169	8,369,370	818,921
PF Managed Bond	108,676,585	1,208,317	2,139,320	5,724,949	(228,062)	960,908	107,032,119	9,756,802
PF Short Duration Bond	23,450,928	575,303	292,074	977,620	12,578	(376,485)	22,976,778	2,302,282
PF Emerging Markets Debt	13,239,973	309,598	656,191	626,903	(13,817)	(485,300)	13,079,742	1,651,483
PF Growth	9,910,306	26,491	—	2,289,429	1,651,643	520,950	9,819,961	295,515
PF Large-Cap Value	17,465,964	52,664	178,859	2,411,599	1,884,638	468,841	17,639,367	1,388,927
PF Small-Cap Growth	4,967,737	89,224	—	397,005	662,928	(607,182)	4,715,702	249,772
PF Small-Cap Value	8,163,518	105,874	34,619	514,595	986,893	(364,454)	8,411,855	804,193
PF Emerging Markets	13,195,967	866,732	138,796	530,499	1,408,152	(2,786,095)	12,293,053	1,033,030
PF International Growth	3,490,322	23,221	39,658	325,534	1,414,082	(1,085,604)	3,556,145	466,074
PF International Small-Cap	3,355,877	34,471	157,574	268,862	858,044	(763,601)	3,373,503	378,620
PF International Value	1,811,011	22,739	47,223	122,003	13,831	66,347	1,839,148	218,946
PF Multi-Asset	82,083,174	222,428	352,128	10,030,165	29,790,876	(18,247,790)	84,170,651	8,341,987
PF Real Estate	1,709,047	4,567	18,953	436,918	112,047	354,005	1,761,701	99,926
	$335,864,478	$3,869,225	$5,447,809	$27,369,543	$38,769,693	($22,040,752)	$334,540,910

Pacific Funds Portfolio Optimization Moderate
Pacific Funds Core Income	$19,943,673	$99,423	$316,079	$811,071	$407,478	($233,990)	$19,721,592	1,778,322
Pacific Funds Floating Rate Income	5,380,649	35,249	156,137	240,129	(10,617)	27,143	5,348,432	547,995
Pacific Funds High Income	54,153,669	192,950	1,977,419	2,676,529	4,319	313,937	53,965,765	5,239,395
PF Inflation Managed	10,795,352	39,098	371,313	719,134	25,794	346,207	10,858,630	1,062,488
PF Managed Bond	243,946,530	1,130,265	4,819,582	10,365,202	(408,345)	2,059,529	241,182,359	21,985,630
PF Short Duration Bond	32,221,674	249,436	397,237	1,117,273	(805)	(494,814)	31,255,455	3,131,809
PF Emerging Markets Debt	21,223,422	105,979	1,044,593	746,736	(7,794)	(793,704)	20,825,760	2,629,515
PF Growth	55,875,727	93,597	—	11,691,945	10,020,165	2,311,786	56,609,330	1,703,561
PF Large-Cap Value	60,345,894	108,845	627,360	7,376,919	7,398,791	782,961	61,886,932	4,872,987
PF Small-Cap Growth	21,234,933	77,901	—	1,262,150	2,858,666	(2,643,653)	20,265,697	1,073,395
PF Small-Cap Value	36,640,527	265,952	156,928	1,719,028	4,292,993	(1,496,964)	38,140,408	3,646,310
PF Emerging Markets	47,593,965	710,958	478,050	1,529,313	4,570,128	(9,480,539)	42,343,249	3,558,256
PF International Growth	12,255,700	33,181	141,252	916,561	5,073,922	(3,918,246)	12,669,248	1,660,452
PF International Small-Cap	10,758,960	22,889	510,367	659,279	2,884,451	(2,588,278)	10,929,110	1,226,612
PF International Value	6,333,898	32,712	165,929	348,527	43,845	235,876	6,463,733	769,492
PF Multi-Asset	433,374,976	735,931	1,892,821	44,949,105	153,598,277	(92,080,769)	452,572,131	44,853,531
PF Real Estate	5,479,322	9,175	61,976	1,297,429	796,703	712,493	5,762,240	326,843
	$1,077,558,871	$3,943,541	$13,117,043	$88,426,330	$191,547,971	($106,941,025)	$1,090,800,071

Pacific Funds Portfolio Optimization Growth
Pacific Funds Core Income	$8,810,631	$39,431	$139,149	$334,554	$179,832	($103,412)	$8,731,077	787,293
Pacific Funds High Income	35,407,320	127,824	1,290,101	1,507,031	6,574	202,656	35,527,444	3,449,266
PF Managed Bond	105,628,480	445,704	2,090,171	4,222,667	(164,536)	869,259	104,646,411	9,539,326
PF Short Duration Bond	13,167,120	94,999	161,762	488,596	(74)	(201,502)	12,733,709	1,275,923
PF Emerging Markets Debt	13,009,011	58,732	638,191	489,781	(2,518)	(484,202)	12,729,433	1,607,252
PF Growth	77,006,525	99,568	—	13,221,771	11,568,289	5,454,888	80,907,499	2,434,773
PF Large-Cap Value	71,092,979	108,285	760,067	6,622,242	7,587,446	2,090,151	75,016,686	5,906,826
PF Small-Cap Growth	21,693,223	86,002	—	932,104	2,929,452	(2,740,870)	21,035,703	1,114,179
PF Small-Cap Value	42,779,195	293,849	184,897	1,556,740	4,996,643	(1,738,238)	44,959,606	4,298,242
PF Emerging Markets	51,862,738	728,192	519,400	1,762,917	4,958,537	(10,275,767)	46,030,183	3,868,083
PF International Growth	22,210,232	33,744	260,637	1,200,707	9,269,539	(7,184,609)	23,388,836	3,065,378
PF International Small-Cap	13,189,776	19,860	631,539	665,297	3,505,183	(3,150,585)	13,530,476	1,518,572
PF International Value	22,000,443	91,815	579,159	1,064,619	32,204	932,750	22,571,752	2,687,113
PF Multi-Asset	369,207,902	483,945	1,648,993	29,624,164	133,596,830	(80,960,890)	394,352,616	39,083,510
PF Real Estate	13,434,845	17,366	158,305	2,617,704	686,628	3,046,921	14,726,361	835,301
	$880,500,420	$2,729,316	$9,062,371	$66,310,894	$179,150,029	($94,243,450)	$910,887,792

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2021 (Unaudited)

	Beginning		Distributions		Net	Change in Unrealized	As of December 31, 2021
Fund/Underlying Fund	Value as of April 1, 2021	Purchase Cost (1)	Received and Reinvested (2)	Sales Proceeds	Realized Gain (Loss) (3)	Appreciation (Depreciation)	Ending Value	Shares Balance

Pacific Funds Portfolio Optimization Aggressive-Growth
Pacific Funds Core Income	$335,269	$3,178	$5,283	$15,131	$6,797	($3,905)	$331,491	29,891
Pacific Funds High Income	5,052,527	41,477	183,678	247,523	283	$29,449	5,059,891	491,252
PF Managed Bond	4,689,371	42,498	92,537	221,437	(8,117)	$39,259	4,634,111	422,435
PF Emerging Markets Debt	1,650,123	17,868	80,808	74,798	(1,498)	($60,275)	1,612,228	203,564
PF Growth	35,095,404	91,805	—	5,508,007	5,400,294	$2,380,311	37,459,807	1,127,289
PF Large-Cap Value	17,076,797	61,302	184,579	1,426,070	1,812,890	$512,740	18,222,238	1,434,822
PF Small-Cap Growth	13,208,345	111,487	—	532,056	1,789,080	($1,685,383)	12,891,473	682,811
PF Small-Cap Value	24,418,766	354,255	105,894	988,775	2,864,336	($998,860)	25,755,616	2,462,296
PF Emerging Markets	23,025,154	575,343	232,201	885,644	2,219,873	($4,582,374)	20,584,553	1,729,794
PF International Growth	10,937,470	48,724	129,516	512,008	4,586,540	($3,564,794)	11,625,448	1,523,650
PF International Small-Cap	8,365,153	39,506	403,255	385,881	2,176,997	($1,957,211)	8,641,819	969,901
PF International Value	4,268,046	46,887	112,486	228,810	78,825	$107,609	4,385,043	522,029
PF Multi-Asset	181,667,492	481,753	824,093	11,814,380	65,357,558	($39,394,327)	197,122,189	19,536,391
PF Real Estate	5,112,178	13,370	61,265	913,034	255,144	$1,171,802	5,700,725	323,354
	$334,902,095	$1,929,453	$2,415,595	$23,753,554	$86,539,002	($48,005,959)	$354,026,632

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income, if any.
(3)	Net realized gain (loss) includes capital gains distributions, if any.

As of December 31, 2021, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Ultra Short Income	80.36%
Pacific Funds Small-Cap Value	45.00%
Pacific Funds ESG Core	85.13%